    As filed with the Securities and Exchange Commission on April 22, 2015.



                                                            File Nos. 333-176691

                                                                       811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.                          []


                      Post-Effective Amendment No. 13                        [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 346                             [x]


                        (Check Appropriate Box or Boxes)



              First MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                   First MetLife Investors Insurance Company

                              (Name of Depositor)

                       200 Park Avenue New York, NY 10166

        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)


                                 (212) 578-9500



                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt

                                   President

                   First MetLife Investors Insurance Company

                        11225 North Community House Road

                              Charlotte, NC 28277


                                  COPIES TO:

                                W. Thomas Conner

                                 Reed Smith LLP

                              1301 K Street, N.W.

                            Suite 1100 - East Tower

                           Washington, DC 20005-3373



                 Approximate Date of Proposed Public Offering:


              On May 1, 2015 or as soon thereafter as practicable.



It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]    on May 1, 2015 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


TITLE OF SECURITIES REGISTERED

Interest in a separate account under individual flexible premium deferred variable annuity contracts

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         METLIFE INSURANCE COMPANY USA
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                SUPPLEMENT DATED MAY 1, 2015 TO THE PROSPECTUSES
            DATED MAY 1, 2015, APRIL 28, 2014 (AS SUPPLEMENTED), AND
                        APRIL 29, 2013 (AS SUPPLEMENTED)

This supplement describes the Annuity Date provision under the contract offered by the selling firm with which your account representative is associated. This supplement applies to the following variable annuity contracts issued by MetLife Insurance Company USA: Series VA (offered on and after October 7, 2011), Series L - 4 Year (offered between October 7, 2011 and April 28, 2013), and Series C (offered on and after October 7, 2011). This supplement also applies to the following variable annuity contracts issued by First MetLife Investors Insurance Company (together with MetLife Insurance Company USA, "we" or "us"): Class VA (offered on and after October 7, 2011), Class L - 4 Year (offered between October 7, 2011 and April 28, 2013), and Class C (offered on and after
October 7, 2011). This supplement provides information in addition to that contained in the prospectuses dated May 1, 2015, April 28, 2014 (as supplemented) and April 29, 2013 (as supplemented) for the contracts. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

ANNUITY DATE

In the "ANNUITY PAYMENTS (THE INCOME PHASE)--Annuity Date" section of the prospectus, replace the second and third paragraphs with the following:

   When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us, subject to restrictions that may apply in your state. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot extend your Annuity Date to a date beyond age 95 of the Annuitant unless your contract is held through a custodial account, such as an IRA held in a custodial account (see "Other Information--Annuitant" for the definition of Annuitant and permitted changes of the Annuitant).

   PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT
   (GMIB), GUARANTEED WITHDRAWAL BENEFIT (GWB), OR GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB), AND THE RIDER CONTINUES IN EFFECT AT THE TIME OF ANNUITIZATION, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY GUARANTEED PRINCIPAL ADJUSTMENT THAT MAY BE PROVIDED BY THE

                                                                  SUPP-MLNEW0515

RIDER. For a GWB or GLWB rider where annuitization must occur no later than age 95 of the Annuitant, there are several annuity income options to choose from during the Income Phase of which you should be aware. In the prospectus, see "Living Benefits--Operation of the Guaranteed Withdrawal Benefit--Guaranteed Withdrawal Benefit and Annuitization" (for the GWB) or "Living Benefits--Operation of the GLWB--Guaranteed Lifetime Withdrawal Benefit and Annuitization" (for the GLWB).

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                         Telephone: 800-343-8496

                                                                  SUPP-MLNEW0515

                                                   THE VARIABLE ANNUITY CONTRACT


                                                                       ISSUED BY


                                       FIRST METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                        CLASS VA

                                          (OFFERED ON AND AFTER OCTOBER 7, 2011)




                                                                     MAY 1, 2015




This prospectus describes the flexible premium deferred variable annuity contract offered by First MetLife Investors Insurance Company (First MetLife Investors or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.



The annuity contract has 63 investment choices


MET INVESTORS SERIES TRUST - GMIB MAX AND GWB PORTFOLIOS* (CLASS B):


     AB Global Dynamic Allocation Portfolio
         (formerly AllianceBernstein Global Dynamic Allocation Portfolio)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     JPMorgan Global Active Allocation Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     PanAgora Global Diversified Risk Portfolio
     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio



METROPOLITAN SERIES FUND - GMIB MAX AND GWB PORTFOLIO* (CLASS G):

     Barclays Aggregate Bond Index Portfolio


* If you elect the GWB v1 rider or a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GWB v1 rider or a GMIB Max rider.

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E):

     American Funds (Reg. TM) Growth Portfolio (Class C)
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Goldman Sachs Mid Cap Value Portfolio
     Harris Oakmark International Portfolio
     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     Invesco Small Cap Growth Portfolio
     JPMorgan Core Bond Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*


     MetLife Small Cap Value Portfolio
         (formerly Third Avenue Small Cap Value Portfolio)

     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio (Class E)
     T. Rowe Price Large Cap Value Portfolio
     T. Rowe Price Mid Cap Growth Portfolio



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation Restrictions for GMIB Plus IV.")



METROPOLITAN SERIES FUND:

     Baillie Gifford International Stock Portfolio (Class B)
     BlackRock Money Market Portfolio (Class B)
     Frontier Mid Cap Growth Portfolio (Class B)
     Jennison Growth Portfolio (Class B)
     Met/Artisan Mid Cap Value Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
     MetLife Stock Index Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     MSCI EAFE (Reg. TM) Index Portfolio (Class G)
     Neuberger Berman Genesis Portfolio (Class B)
     Russell 2000 (Reg. TM) Index Portfolio (Class G)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*
     Western Asset Management U.S. Government Portfolio (Class B)


     WMC Core Equity Opportunities Portfolio (Class E)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation Restrictions for GMIB Plus IV.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS:

     American Funds (Reg. TM) Moderate Allocation Portfolio (Class C) American Funds (Reg. TM) Balanced Allocation Portfolio (Class C) American Funds (Reg. TM) Growth Allocation Portfolio (Class C)


     MetLife Asset Allocation 100 Portfolio (Class B)
     SSGA Growth and Income ETF Portfolio (Class B)
     SSGA Growth ETF Portfolio (Class B)




METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B):

     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First MetLife Investors Variable Annuity Contract.



To learn more about the First MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2015. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 82 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2015

TABLE OF CONTENTS
                                         PAGE






INDEX OF SPECIAL TERMS..................   5
HIGHLIGHTS..............................   7
FEE TABLES AND EXAMPLES.................   9
1. THE ANNUITY CONTRACT.................  17
2. PURCHASE.............................  17
     Purchase Payments..................  17
     Termination for Low Account Value..  18
       .
     Allocation of Purchase Payments....  18
     Investment Allocation Restrictions
       for Certain
       Riders...........................  19
     Free Look..........................  23
     Accumulation Units.................  23
     Account Value......................  24
     Replacement of Contracts...........  24
     Owning Multiple Contracts..........  25
3. INVESTMENT OPTIONS...................  25
     Investment Portfolios That Are       28
       Funds-of-Funds...................
     Transfers..........................  28
     Dollar Cost Averaging Programs.....  31
     Three Month Market Entry Program...  32
     Automatic Rebalancing Program......  32
     Voting Rights......................  33
     Substitution of Investment Options.  33
4. EXPENSES.............................  33
     Product Charges....................  33
     Account Fee........................  34
     Guaranteed Minimum Income Benefit
       - Rider
       Charge...........................  34
     Guaranteed Withdrawal Benefit -
       Rider Charge.....................  34
     Withdrawal Charge..................  35
     Reduction or Elimination of the
       Withdrawal
       Charge...........................  36
     Premium and Other Taxes............  36
     Transfer Fee.......................  37
     Income Taxes.......................  37
     Investment Portfolio Expenses......  37
5. ANNUITY PAYMENTS
     (THE INCOME PHASE).................  37
     Annuity Date.......................  37
     Annuity Payments...................  37
     Annuity Options....................  38
     Variable Annuity Payments..........  39
     Fixed Annuity Payments.............  40
6. ACCESS TO YOUR MONEY.................  40
     Systematic Withdrawal Program......  41
     Suspension of Payments or
       Transfers........................  42


7. LIVING BENEFITS......................  42
     Overview of Living Benefit Riders..  42
     Guaranteed Minimum Income Benefit
       (GMIB)...........................  42
     Operation of the GMIB..............  43
     GMIB Rate Table....................  50
     Guaranteed Withdrawal Benefit......  54
     Operation of the Guaranteed
       Withdrawal Benefit...............  54
     GWB Rate Table.....................  61
8. PERFORMANCE..........................  63
9. DEATH BENEFIT........................  63
     Upon Your Death....................  63
     Standard Death Benefit - Principal
       Protection.......................  64
     Optional Death Benefit - Annual
       Step-Up..........................  64
     General Death Benefit Provisions...  65
     Spousal Continuation...............  65
     Death of the Annuitant.............  66
     Controlled Payout..................  66
10. FEDERAL INCOME TAX STATUS...........  66
     Non-Qualified Contracts............  66
     Qualified Contracts................  70
11. OTHER INFORMATION...................  76
     First MetLife Investors............  76
     The Separate Account...............  76
     Distributor........................  77
     Selling Firms......................  77
     Requests and Elections.............  79
     Ownership..........................  81
     Legal Proceedings..................  82
     Financial Statements...............  82
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  82
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     EDCA Examples with Multiple         C-1
       Purchase Payments................
APPENDIX D.............................. D-1
     Guaranteed Minimum Income Benefit
       (GMIB)
       Examples......................... D-1
APPENDIX E.............................. E-1
     Guaranteed Withdrawal Benefit
       Examples......................... E-1
APPENDIX F.............................. F-1
     Death Benefit Examples............. F-1

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                         PAGE

Account Value............................................................ 24
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 23
Annual Benefit Payment................................................... 55
Annuitant................................................................ 81
Annuity Date............................................................. 37
Annuity Options.......................................................... 38
Annuity Payments......................................................... 37
Annuity Service Center................................................... 8
Annuity Units............................................................ 38
Beneficiary.............................................................. 81
Business Day............................................................. 19
Contract Year............................................................ 18
Free Look................................................................ 23
Good Order............................................................... 80
GWB Withdrawal Rate...................................................... 55
Income Base.............................................................. 43
Income Phase............................................................. 17
Investment Portfolios.................................................... 25
Joint Owners............................................................. 81
Owner.................................................................... 81
Purchase Payment......................................................... 17
Remaining Guaranteed Withdrawal Amount................................... 55
Separate Account......................................................... 76
Total Guaranteed Withdrawal Amount....................................... 54

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB) or guaranteed withdrawal benefit (GWB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB or GWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account".)


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect the GMIB (see "Living Benefits - Guaranteed Minimum Income Benefit (GMIB)").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it. If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. You will receive whatever your contract is worth on the day that we receive your cancellation request, and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period.



TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an

Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.



INQUIRIES. If you need more information, please contact our ANNUITY SERVICE CENTER at:



                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. NEW YORK DOES NOT CURRENTLY ASSESS PREMIUM TAXES ON PURCHASE PAYMENTS.



--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------


Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



      Number of Complete Years from     Withdrawal Charge
      Receipt of Purchase Payment       (% of Purchase Payment)
      -------------------------------   ------------------------
                    0                              7

                    1                              6
                    2                              6
                    3                              5
                    4                              4
                    5                              3
                    6                              2
             7 and thereafter                      0

Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. First MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

 (as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                 1.05%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.30%
Death Benefit Rider Charges (Optional)
(as a percentage of average Account
  Value in the Separate
Account)
Optional Death Benefit - Annual Step-Up      0.20%
  Death Benefit
Total Separate Account Annual Expenses
Including Charge for Optional Death          1.50%
  Benefit

--------------------------------------------------------------------------------

Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGES (Note 2)
(as a percentage of the Income Base
  (Note 3))
  GMIB Max V - maximum charge        1.50%
  GMIB Max V - current charge        1.00%

  GMIB Max IV - maximum charge       1.50%
  GMIB Max IV - current charge       1.00%

  GMIB Max III - maximum charge      1.50%
  GMIB Max III - current charge      1.00%

  GMIB Max II - maximum charge       1.50%
  GMIB Max II - current charge       1.00%

  GMIB Plus IV - maximum charge      1.50%
  GMIB Plus IV - current charge      1.00%

   -----------------------------------------------------------------------------

Note 1. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



Note 2. You may only elect one GMIB rider at a time. Only the GMIB Max V rider is currently available for purchase. The GMIB Max IV, GMIB Max III, GMIB Max II and GMIB Plus IV riders are not available for purchase. Please see "Living Benefits - GMIB Rate Table" for information on when each GMIB rider is or was available.


Note 3. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Minimum Income Benefit (GMIB)" for a definition of the term Income Base. The GMIB Max V, GMIB Max IV, GMIB Max III, GMIB Max II and GMIB Plus IV rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. (See "Expenses.")



GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Total
  Guaranteed Withdrawal Amount (Note 4))
  GWB v1 - maximum charge               1.80%
  GWB v1 - current charge               0.90%

--------------------------------------------------------------------------------

Note 4. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may be adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Withdrawal Benefit" for a definition of the term Total Guaranteed Withdrawal Amount. The GWB rider charge may increase upon an Automatic Annual Step-Up but will not exceed the maximum charges listed in this table. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                         Minimum     Maximum
                                         -------     -------

Total Annual Portfolio Expenses          0.52%       2.84%
(expenses that are deducted from
  Investment Portfolio assets, including
management fees, 12b-1/service fees,
  and other expenses)

--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.






                                                                                                             FEE
                                                                                                           WAIVER        NET
                                                                                  ACQUIRED     TOTAL       AND/OR       TOTAL
                                                                                    FUND       ANNUAL      EXPENSE     ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO   REIMBURSE-   PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES      MENT      EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------ ----------
MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio    0.61%        0.25%          0.04%      0.02%      0.92%       0.02%        0.90%
 Allianz Global Investors Dynamic          0.68%        0.25%          1.36%      0.01%      2.30%       1.09%        1.21%
   Multi-Asset
 Plus Portfolio
 American Funds (Reg. TM) Balanced         0.06%        0.55%          0.00%      0.42%      1.03%          -         1.03%
   Allocation
 Portfolio
 American Funds (Reg. TM) Growth           0.06%        0.55%          0.01%      0.43%      1.05%          -         1.05%
   Allocation
 Portfolio
 American Funds (Reg. TM) Growth           0.00%        0.55%          0.02%      0.35%      0.92%          -         0.92%
   Portfolio
 American Funds (Reg. TM) Moderate         0.06%        0.55%          0.01%      0.40%      1.02%          -         1.02%
   Allocation
 Portfolio
 AQR Global Risk Balanced Portfolio        0.61%        0.25%          0.03%      0.02%      0.91%       0.02%        0.89%
 BlackRock Global Tactical Strategies      0.66%        0.25%          0.01%      0.11%      1.03%       0.03%        1.00%
   Portfolio
 BlackRock High Yield Portfolio            0.60%        0.25%          0.08%      0.08%      1.01%          -         1.01%
 Clarion Global Real Estate Portfolio      0.59%        0.25%          0.05%      0.00%      0.89%          -         0.89%
 ClearBridge Aggressive Growth Portfolio   0.55%        0.25%          0.02%      0.00%      0.82%       0.01%        0.81%
 Goldman Sachs Mid Cap Value Portfolio     0.71%        0.25%          0.04%      0.00%      1.00%          -         1.00%
 Harris Oakmark International Portfolio    0.77%        0.25%          0.06%      0.00%      1.08%       0.02%        1.06%
 Invesco Balanced-Risk Allocation          0.64%        0.25%          0.05%      0.03%      0.97%       0.03%        0.94%
   Portfolio
 Invesco Comstock Portfolio                0.56%        0.25%          0.02%      0.00%      0.83%       0.02%        0.81%
 Invesco Mid Cap Value Portfolio           0.64%        0.25%          0.05%      0.04%      0.98%       0.02%        0.96%
 Invesco Small Cap Growth Portfolio        0.84%        0.25%          0.03%      0.00%      1.12%       0.01%        1.11%
 JPMorgan Core Bond Portfolio              0.55%        0.25%          0.02%      0.00%      0.82%       0.13%        0.69%
 JPMorgan Global Active Allocation         0.73%        0.25%          0.07%      0.00%      1.05%       0.05%        1.00%
   Portfolio
 Loomis Sayles Global Markets Portfolio    0.70%        0.25%          0.08%      0.00%      1.03%          -         1.03%
 Lord Abbett Bond Debenture Portfolio      0.51%        0.25%          0.04%      0.00%      0.80%       0.01%        0.79%
 Met/Eaton Vance Floating Rate Portfolio   0.60%        0.25%          0.07%      0.00%      0.92%          -         0.92%
 Met/Franklin Low Duration Total Return    0.49%        0.25%          0.04%      0.00%      0.78%       0.02%        0.76%
 Portfolio
 Met/Templeton International Bond          0.60%        0.25%          0.13%      0.00%      0.98%          -         0.98%
   Portfolio
 MetLife Asset Allocation 100 Portfolio    0.07%        0.25%          0.01%      0.68%      1.01%          -         1.01%
 MetLife Balanced Plus Portfolio           0.25%        0.25%          0.00%      0.42%      0.92%       0.00%        0.92%
 MetLife Multi-Index Targeted Risk         0.18%        0.25%          0.03%      0.22%      0.68%          -         0.68%
   Portfolio
 MetLife Small Cap Value Portfolio         0.74%        0.25%          0.03%      0.00%      1.02%       0.01%        1.01%
 MFS (Reg. TM) Emerging Markets Equity     0.86%        0.25%          0.15%      0.00%      1.26%       0.02%        1.24%
   Portfolio
 MFS (Reg. TM) Research International      0.69%        0.25%          0.07%      0.00%      1.01%       0.06%        0.95%
   Portfolio
 PanAgora Global Diversified Risk          0.65%        0.25%          1.92%      0.02%      2.84%       1.52%        1.32%
   Portfolio

                                                                                                             FEE
                                                                                                           WAIVER        NET
                                                                                  ACQUIRED     TOTAL       AND/OR       TOTAL
                                                                                    FUND       ANNUAL      EXPENSE     ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO   REIMBURSE-   PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES      MENT      EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------ ----------
MET INVESTORS SERIES TRUST (CONTINUED)

 PIMCO Inflation Protected Bond            0.47%        0.25%          0.09%      0.00%      0.81%       0.01%        0.80%
   Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%       0.04%        0.72%
 Pioneer Fund Portfolio                    0.67%        0.25%          0.05%      0.00%      0.97%       0.05%        0.92%
 Pioneer Strategic Income Portfolio        0.56%        0.15%          0.06%      0.00%      0.77%          -         0.77%
 Pyramis (Reg. TM) Government Income       0.42%        0.25%          0.04%      0.00%      0.71%          -         0.71%
   Portfolio
 Pyramis (Reg. TM) Managed Risk            0.45%        0.25%          0.08%      0.56%      1.34%       0.12%        1.22%
   Portfolio
 Schroders Global Multi-Asset Portfolio    0.64%        0.25%          0.10%      0.04%      1.03%          -         1.03%
 SSGA Growth and Income ETF Portfolio      0.30%        0.25%          0.01%      0.22%      0.78%          -         0.78%
 SSGA Growth ETF Portfolio                 0.31%        0.25%          0.03%      0.24%      0.83%          -         0.83%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%          0.02%      0.00%      0.84%          -         0.84%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%        0.25%          0.03%      0.00%      1.03%          -         1.03%
METROPOLITAN SERIES FUND
 Baillie Gifford International Stock       0.79%        0.25%          0.08%      0.00%      1.12%       0.12%        1.00%
   Portfolio
 Barclays Aggregate Bond Index Portfolio   0.25%        0.30%          0.03%      0.00%      0.58%       0.00%        0.58%
 BlackRock Money Market Portfolio          0.34%        0.25%          0.03%      0.00%      0.62%       0.02%        0.60%
 Frontier Mid Cap Growth Portfolio         0.71%        0.25%          0.05%      0.00%      1.01%       0.01%        1.00%
 Jennison Growth Portfolio                 0.59%        0.25%          0.03%      0.00%      0.87%       0.08%        0.79%
 Met/Artisan Mid Cap Value Portfolio       0.81%        0.25%          0.03%      0.00%      1.09%          -         1.09%
 Met/Dimensional International Small       0.81%        0.25%          0.17%      0.00%      1.23%       0.01%        1.22%
 Company Portfolio
 MetLife Asset Allocation 20 Portfolio     0.09%        0.25%          0.03%      0.52%      0.89%       0.02%        0.87%
 MetLife Asset Allocation 40 Portfolio     0.06%        0.25%          0.00%      0.56%      0.87%          -         0.87%
 MetLife Asset Allocation 60 Portfolio     0.05%        0.25%          0.00%      0.60%      0.90%          -         0.90%
 MetLife Asset Allocation 80 Portfolio     0.05%        0.25%          0.01%      0.65%      0.96%          -         0.96%
 MetLife Mid Cap Stock Index Portfolio     0.25%        0.30%          0.05%      0.01%      0.61%       0.00%        0.61%
 MetLife Stock Index Portfolio             0.25%        0.25%          0.02%      0.00%      0.52%       0.01%        0.51%
 MFS (Reg. TM) Value Portfolio             0.70%        0.25%          0.02%      0.00%      0.97%       0.14%        0.83%
 MSCI EAFE (Reg. TM) Index Portfolio       0.30%        0.30%          0.10%      0.01%      0.71%       0.00%        0.71%
 Neuberger Berman Genesis Portfolio        0.80%        0.25%          0.03%      0.00%      1.08%       0.00%        1.08%
 Russell 2000 (Reg. TM) Index Portfolio    0.25%        0.30%          0.07%      0.05%      0.67%       0.01%        0.66%
 T. Rowe Price Large Cap Growth            0.60%        0.25%          0.03%      0.00%      0.88%       0.02%        0.86%
   Portfolio
 Van Eck Global Natural Resources          0.78%        0.25%          0.03%      0.00%      1.06%       0.01%        1.05%
   Portfolio
 Western Asset Management U.S.             0.47%        0.25%          0.02%      0.00%      0.74%       0.01%        0.73%
   Government
 Portfolio
 WMC Core Equity Opportunities Portfolio   0.70%        0.15%          0.03%      0.00%      0.88%       0.11%        0.77%





The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.



THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider and the GWB v1 rider (assuming the maximum 1.80% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,343      (a)$2,450      (a)$3,511      (a)$6,141
    minimum       (b)$1,116      (b)$1,798      (b)$2,473      (b)$4,310


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$643      (a)$1,910      (a)$3,151      (a)$6,141
    minimum       (b)$416      (b)$1,258      (b)$2,113      (b)$4,310


CHART 2. Chart 2 assumes that you do not select an optional death benefit rider, a GMIB rider or a GWB rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                                Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,143      (a)$1,875      (a)$2,597      (a)$4,534
    minimum         (b)$911      (b)$1,190      (b)$1,471      (b)$2,371


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$443      (a)$1,335      (a)$2,237      (a)$4,534
    minimum       (b)$211        (b)$650      (b)$1,111      (b)$2,371


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. The amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").



Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to fixed Annuity Payments are subject to our financial strength and claims-paying ability.



The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.




2. PURCHASE


The contract may not be available for purchase through your broker dealer ("selling firm") during certain periods. There are a number of reasons why the contract periodically may not be available, including that the insurance company wants to limit the volume of sales of the contract. You may wish to speak to your registered representative about how this may affect your purchase. For example, you may be required to submit your purchase application in Good Order prior to or on a stipulated date in order to purchase a contract, and a delay in such process could result in your not being able to purchase a contract. In addition, certain optional riders described in this prospectus may not be available through your selling firm, which you may also wish to discuss with your registered representative. Your selling firm may offer the contract with a lower maximum issue age for the contract and certain riders than other selling firms.


We reserve the right to reject any application.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.

GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in New York State. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


o Certain riders have current and potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max and GWB v1 Riders."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for three consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such three year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate any contract that includes a Guaranteed Minimum Income Benefit or Guaranteed Withdrawal Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Income Base of the Guaranteed Minimum Income Benefit rider, the Remaining Guaranteed Withdrawal Amount of the Guaranteed Withdrawal Benefit rider or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.")


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


In the future, we may change the investment options that are available to you if you select certain optional riders. If you elect an optional rider and we later remove an investment option from the group of investment options available under that rider, you will not be required to reallocate Purchase Payments or Account Value that you had previously allocated to that investment option. However, you may not be able to allocate new Purchase Payments or transfer Account Value to that investment option.


If you choose the GMIB Max V, GMIB Max IV, GMIB Max III, GMIB Max II, or GWB v1 riders, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max and GWB v1 Riders" until the rider terminates.


If you choose the Guaranteed Minimum Income Benefit Plus IV (GMIB Plus IV), we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation Restrictions for GMIB Plus IV" until the rider terminates.


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -

Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios, we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GMIB MAX AND GWB V1 RIDERS


If you elect the GMIB Max V rider, or if you elected the GMIB Max IV, GMIB Max III or GMIB Max II rider (the four riders are referred to collectively as the "GMIB Max riders") or if you elect the GWB v1 rider, you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:



(a) AB Global Dynamic Allocation Portfolio

     (formerly AllianceBernstein Global Dynamic Allocation Portfolio)



(b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


(c) AQR Global Risk Balanced Portfolio


(d) BlackRock Global Tactical Strategies Portfolio


(e) Invesco Balanced-Risk Allocation Portfolio


(f) JPMorgan Global Active Allocation Portfolio


(g) MetLife Balanced Plus Portfolio


(h) MetLife Multi-Index Targeted Risk Portfolio


(i) PanAgora Global Diversified Risk Portfolio


(j) Pyramis (Reg. TM) Managed Risk Portfolio


(k) Schroders Global Multi-Asset Portfolio


In addition, you may allocate Purchase Payments and Account Value to the Barclays Aggregate Bond Index Portfolio or Pyramis (Reg. TM) Government Income Portfolio. No other Investment Portfolios are available with the GMIB Max or GWB v1 riders.


The Investment Portfolios listed above (other than the Barclays Aggregate Bond Index Portolio and Pyramis (Reg. TM) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max and GWB v1 riders. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max or GWB v1 riders are not selected may offer the potential for higher returns. Before you select a GMIB Max or GWB v1 rider, you and your financial representative should carefully consider whether the investment options available with the GMIB Max and GWB v1 riders meet your investment objectives and risk tolerance.


You may also allocate Purchase Payments to the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination portfolios are one or more of the Investment Portfolios listed above. If you elect a GMIB Max or GWB v1 rider, you may not participate in the Dollar Cost Averaging (DCA) program.


If a GMIB Max or GWB v1 rider terminates (see the descriptions of the GMIB and GWB riders in the "Living Benefits" section), the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS - GMIB MAX. The following subsections describe potential and current restrictions on subsequent Purchase Payments on the GMIB Max riders.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. In the future, we may choose not to permit Owners of existing contracts with a GMIB Max V, GMIB Max IV, GMIB Max III, or GMIB Max II rider to make subsequent Purchase Payments if:
(a) that GMIB Max rider is no longer available to new customers, or (b) we make certain changes to the terms of that GMIB Max rider offered to new customers (for example, if we change the rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with a GMIB Max rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed above.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS.


o If we received your application and necessary information, in Good Order, at our MetLife Annuity Service Center before the close of the New York Stock
                                        ------
     Exchange on December 2, 2011, and you elected the GMIB Max II rider, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


o If we received your application and necessary information, in Good Order, at our MetLife Annuity Service Center after the close of the New York Stock
                                        -----
     Exchange on December 2, 2011, and you elected the GMIB Max II rider, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on April 27, 2012. However, we will accept a subsequent Purchase Payment received after April 27, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on March 30, 2012.


o If you elected the GMIB Max III or GMIB Max IV rider, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


If we have imposed restrictions on subsequent Purchase Payments on your
-------------------------------
contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -

Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS AFTER GMIB MAX RIDER TERMINATES. If the GMIB Max II, GMIB Max III, or GMIB Max IV rider terminates (see "Living Benefits - Operation of the GMIB - Terminating the GMIB Rider"), the restrictions on subsequent Purchase Payments described above will no longer apply.



RESTRICTION ON SUBSEQUENT PURCHASE PAYMENTS - GWB V1. While the GWB v1 rider is in effect, you are limited to making Purchase Payments within the GWB Purchase Payment Period (see "Living Benefits - GWB Rate Table"). However, we will permit you to make a subsequent Purchase Payment after the GWB Purchase Payment Period when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in "Purchase - Termination for Low Account Value"; or (b) the GWB v1 rider charge is greater than your Account Value. If the GWB v1 rider is cancelled (see "Living Benefits - Operation of the Guaranteed Withdrawal Benefit - Cancellation and Guaranteed Principal Adjustment") or terminated (see "Living Benefits - Operation of the Guaranteed Withdrawal Benefit - Termination of the GWB Rider"), the restriction on subsequent Purchase Payments no longer applies.


INVESTMENT ALLOCATION RESTRICTIONS FOR GMIB PLUS IV


ALLOCATION. If you elect the GMIB Plus IV, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING

TO EITHER (A) OR (B) BELOW:
   ------


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds (Reg. TM) Balanced Allocation Portfolio, American Funds (Reg. TM) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis (Reg. TM) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, and/or the BlackRock Money Market Portfolio (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).



OR


(B) You must allocate:


o  AT LEAST 30% of Purchase Payments or Account Value to Platform 1 portfolios;


o  UP TO 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------


     Barclays Aggregate Bond Index Portfolio
     BlackRock Money Market Portfolio
     JPMorgan Core Bond Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pyramis (Reg. TM) Government Income Portfolio
     Western Asset Management U.S. Government Portfolio


Platform 2
----------



     AB Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio
     American Funds (Reg. TM) Growth Portfolio
     American Funds (Reg. TM) Moderate Allocation Portfolio
     AQR Global Risk Balanced Portfolio
     Baillie Gifford International Stock Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     ClearBridge Aggressive Growth Portfolio
     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio
     Jennison Growth Portfolio
     JPMorgan Global Active Allocation Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MetLife Stock Index Portfolio
     MFS (Reg. TM) Research International Portfolio
     MFS (Reg. TM) Value Portfolio
     MSCI EAFE (Reg. TM) Index Portfolio
     PanAgora Global Diversified Risk Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio

     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Large Cap Value Portfolio
     WMC Core Equity Opportunities Portfolio


Platform 3
----------


     Frontier Mid Cap Growth Portfolio
     Goldman Sachs Mid Cap Value Portfolio
     Invesco Mid Cap Value Portfolio
     Met/Artisan Mid Cap Value Portfolio
     MetLife Mid Cap Stock Index Portfolio
     T. Rowe Price Mid Cap Growth Portfolio


Platform 4
----------


     Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
     Met/Dimensional International Small Company Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Templeton International Bond Portfolio

     MetLife Small Cap Value Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio
     Neuberger Berman Genesis Portfolio

     Russell 2000 (Reg. TM) Index Portfolio

     Van Eck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


FREE LOOK



If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this FREE LOOK period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the Free Look period. This means that you bear the risk of any decline in the value of your contract during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period.



ACCUMULATION UNITS



The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.



Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Invesco Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.



OWNING MULTIPLE CONTRACTS


You may be considering purchasing this contract when you already own a variable annuity contract. You should carefully consider whether purchasing an additional contract in this situation is appropriate for you by comparing the features of the contract you currently own, including the death benefits, living benefits, and other guarantees provided by the contract, to the features of this contract. You should also compare the fees and charges of your current contract to the fees and charges of this contract, which may be higher than your current contract. You may also wish to discuss purchasing a contract in these circumstances with your registered representative.




3. INVESTMENT OPTIONS

The contract offers 63 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.



We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and Examples - Investment Portfolio Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -

Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.



We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.




MET INVESTORS SERIES TRUST - GMIB MAX AND GWB PORTFOLIOS (CLASS B)


Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract. If you elect the GWB v1 rider or a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios and the Investment Portfolio listed below under "Metropolitan Series Fund - GMIB Max and GWB Portfolio." (See "Purchase - Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GWB v1 rider or a GMIB Max rider.



     AB Global Dynamic Allocation Portfolio
         (formerly AllianceBernstein Global Dynamic Allocation Portfolio)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     Invesco Balanced-Risk Allocation Portfolio


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     JPMorgan Global Active Allocation Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     PanAgora Global Diversified Risk Portfolio
     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio



METROPOLITAN SERIES FUND - GMIB MAX AND GWB PORTFOLIO (CLASS G)

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class G portfolio is available under the contract. If you elect the GWB v1 rider or a GMIB Max rider, you must allocate your Purchase Payments and Account Value among this Investment Portfolio and the Investment Portfolios listed above under "Met Investors Series Trust - GMIB Max and GWB Portfolios." (See "Purchase - Investment Allocation Restrictions for Certain Riders.") This Investment Portfolio is also available for investment if you do not elect the GWB v1 rider or a GMIB Max rider.


     Barclays Aggregate Bond Index Portfolio



MET INVESTORS SERIES TRUST

In addition to the portfolios listed above under "Met Investors Series Trust - GMIB Max and GWB Portfolios," the following Class B or, as noted, Class C or Class E portfolios are available under the contract:


     American Funds (Reg. TM) Growth Portfolio (Class C)
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Goldman Sachs Mid Cap Value Portfolio
     Harris Oakmark International Portfolio
     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     Invesco Small Cap Growth Portfolio
     JPMorgan Core Bond Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*

     MetLife Small Cap Value Portfolio
         (formerly Third Avenue Small Cap Value Portfolio)


     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio (Class E)
     T. Rowe Price Large Cap Value Portfolio

     T. Rowe Price Mid Cap Growth Portfolio



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation Restrictions for GMIB Plus IV.")



METROPOLITAN SERIES FUND


In addition to the portfolio listed above under "Metropolitan Series Fund - GMIB Max and GWB Portfolio," the following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)
     BlackRock Money Market Portfolio (Class B)
     Frontier Mid Cap Growth Portfolio (Class B)
     Jennison Growth Portfolio (Class B)
     Met/Artisan Mid Cap Value Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
     MetLife Stock Index Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     MSCI EAFE (Reg. TM) Index Portfolio (Class G)
     Neuberger Berman Genesis Portfolio (Class B)
     Russell 2000 (Reg. TM) Index Portfolio (Class G)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*
     Western Asset Management U.S. Government Portfolio (Class B)

     WMC Core Equity Opportunities Portfolio (Class E)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation Restrictions for GMIB Plus IV.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS

In addition to the portfolios listed above under Met Investors Series Trust, the following portfolios are available under the contract:


     American Funds (Reg. TM) Moderate Allocation Portfolio (Class C) American Funds (Reg. TM) Balanced Allocation Portfolio (Class C)


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     American Funds (Reg. TM) Growth Allocation Portfolio (Class C)

     MetLife Asset Allocation 100 Portfolio (Class B)
     SSGA Growth and Income ETF Portfolio (Class B)
     SSGA Growth ETF Portfolio (Class B)




METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:


     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS



The following Investment Portfolios available within Met Investors Series Trust and Metropolitan Series Fund are "funds of funds":



     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio
     American Funds (Reg. TM) Moderate Allocation Portfolio
     BlackRock Global Tactical Strategies Portfolio
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio

     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.



TRANSFERS



GENERAL. You can transfer a portion of your Account Value among the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.



You can make a transfer to or from any Investment Portfolio, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o You may not make a transfer to more than 18 Investment Portfolios at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18



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     Investment Portfolios may be made by calling or writing our Annuity
     Service Center.


o If you have elected to add the GWB rider or a GMIB rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the section "Purchase-Investment Allocation Restrictions for Certain Riders."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.



TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information -

Requests and Elections.")



All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the Baillie Gifford International Stock Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, Met/Dimensional International Small Company Portfolio, Met/Eaton Vance Floating Rate Portfolio, Met/Templeton International Bond Portfolio, MetLife Small Cap Value Portfolio, MFS (Reg. TM) Emerging Markets Equity Portfolio, MFS (Reg. TM) Research International Portfolio, MSCI EAFE (Reg. TM) Index Portfolio, Neuberger Berman Genesis Portfolio, Pioneer Strategic Income Portfolio, Russell 2000 (Reg. TM) Index Portfolio, and Van Eck Global Natural Resources Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current




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Account Value; and (3) two or more "round-trips" involving the given category.
A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or



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redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -

Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GWB rider or a GMIB rider.


2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.



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When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, your participation in the EDCA program will be terminated and, unless you specify otherwise, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio (for contracts issued prior to August 20, 2012), or to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program (for contracts issued on or after August 20, 2012).


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing



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Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase-although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGE. If you select the Annual Step-Up Death Benefit rider, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to 0.20% of the average daily net asset value of each Investment Portfolio.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are five different versions of the GMIB under this contract: GMIB Max V, GMIB Max IV, GMIB Max III, GMIB Max II and GMIB Plus
IV. Only GMIB Max V is currently available for purchase.


If you select a GMIB rider, we will assess a charge during the Accumulation Phase equal to 1.00% of the Income Base (see "Living Benefits - Guaranteed Minimum Income Benefit (GMIB)" for a discussion of how the Income Base is determined) at the time the rider charge is assessed prior to any Optional Step-Up.


If your Income Base is increased due to an Optional Step-Up, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


The GMIB rider charge is assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; or change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract), a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal, the beginning of Annuity Payments, or the change of Owner/Annuitant.


For GMIB Max III, GMIB Max II, and GMIB Plus IV, if you assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the assignment.


If a GMIB rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant if a non-natural person owns the contract); because the Guaranteed Principal Option is exercised; or because it is the 30th day following the contract anniversary prior to the Owner's 91st birthday, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The rider charge is deducted from your Account Value pro rata from each Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account.


GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


If you elect the Guaranteed Withdrawal Benefit (GWB) rider, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit - Operation of the Guaranteed Withdrawal

Benefit") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


The Guaranteed Withdrawal Benefit rider charge is 0.90% of the Total Guaranteed Withdrawal Amount.


If: you make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option; there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person); or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If the Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitant (if the Owner is a non-natural person), or if the rider is cancelled pursuant to the cancellation provisions of the rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination or cancellation takes effect.


The Guaranteed Withdrawal Benefit rider charge is not assessed while your Remaining Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit - Operation of the Guaranteed Withdrawal Benefit") equals zero.


The Guaranteed Withdrawal Benefit rider charge is deducted from your Account Value pro rata from each Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs. If an Automatic Annual Step-Up occurs under the Guaranteed Withdrawal Benefit rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. The GWB Maximum Fee Rate is 1.80%.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7

  1                                         6
  2                                         6
  3                                         5
  4                                         4
  5                                         3
  6                                         2
  7 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider.


The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on Purchase Payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT OR GUARANTEED WITHDRAWAL BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT OR GUARANTEED PRINCIPAL ADJUSTMENT THAT MAY BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

3)   the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. You can change your Annuity Option at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.



A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.



There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:



o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.



o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:



(1)  by making a withdrawal (either a partial or a complete withdrawal);



(2)  by electing to receive Annuity Payments;


(3)  when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase)-Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.



Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under



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



the GMIB rider due to the complete depletion of the Account Value may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o  less any applicable pro rata GMIB or GWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses - Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" section. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next



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



Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We currently offer two types of living benefit riders - guaranteed income benefits and a guaranteed withdrawal benefit:


Guaranteed Income Benefits
--------------------------


o  GMIB Max (GMIB Max V, GMIB Max IV, GMIB Max III and GMIB Max II)


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus IV)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the Investment Portfolios, while assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefit
-----------------------------


o  Guaranteed Withdrawal Benefit (GWB v1)


The Guaranteed Withdrawal Benefit rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


GUARANTEED MINIMUM INCOME BENEFIT (GMIB)


If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but you also want to assure a specified guaranteed level of minimum fixed Annuity Payments during the Income Phase, we offer an optional rider for an additional charge, called the Guaranteed Minimum Income Benefit (GMIB). The purpose of the GMIB is to provide protection against market risk (the risk that the Account Value allocated to the Investment Portfolio(s) may decline in value or underperform your expectations).


As described in more detail in "Annuity Payments (The Income Phase)," you can choose to apply your Account Value to fixed Annuity Payments, variable Annuity Payments, or a combination of both. The dollar amount of your Annuity Payments will vary to a significant degree



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



based on the market performance of the Investment Portfolio(s) to which you had allocated Account Value during the Accumulation Phase (and based on market performace during the Income Phase, in the case of variable Annuity Payments).


With the GMIB, the minimum amount of each fixed Annuity Payment you receive during the Income Phase is guaranteed regardless of the investment performance of the Investment Portfolios during the Accumulation Phase or your actual Account Value at the time you elect the Income Phase. Prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


You may purchase the GMIB if you are age 78 or younger on the effective date of your contract. You may not have this benefit and another living benefit (Guaranteed Withdrawal Benefit) in effect at the same time. Once elected, the GMIB rider may not be terminated except as stated below.


SUMMARY OF THE GMIB


THE FOLLOWING SECTION PROVIDES A SUMMARY OF HOW THE GMIB WORKS. A MORE DETAILED EXPLANATION OF THE OPERATION OF THE GMIB IS PROVIDED, IN THE SECTION BELOW CALLED "OPERATION OF THE GMIB."


Under the GMIB, we calculate an "Income Base" that determines, in part, the minimum amount you receive as fixed Annuity Payments under the GMIB rider if you elect the Income Phase. The Income Base is the greater of two calculated values, the Annual Increase Amount or the Highest Anniversary Value (see "Operation of the GMIB-Income Base"). We then will apply the Income Base calculated at the time the GMIB rider is exercised to the conservative GMIB Annuity Table specified in your GMIB rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments. (However, your actual payment may be higher than this minimum if, as discussed below, Annuity Payments during the Income Phase of the contract based on the Account Value would produce a higher payment).


IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. THE GMIB MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY. IF AT THE TIME YOU ELECT THE INCOME PHASE, APPLYING YOUR ACTUAL ACCOUNT VALUE TO THEN CURRENT ANNUITY PURCHASE RATES (INDEPENDENT OF THE GMIB RIDER) PRODUCES HIGHER ANNUITY PAYMENTS, YOU WILL RECEIVE THE HIGHER ANNUITY PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED.



DIFFERENT VERSIONS OF THE GMIB. From time to time, we introduce new versions of the GMIB. Each version of the GMIB we have offered with this contract, and the versions we may currently be offering (if any), are listed in the "GMIB Rate Table" immediately following the "Operation of the GMIB" section below. The principal differences between the different versions of the GMIB described in this prospectus are the items listed in the GMIB Rate Table and the Investment Portfolios to which you are permitted to allocate Account Value while the GMIB rider is in effect (see "Operation of the GMIB" - Investment Allocation Restrictions").



OPERATION OF THE GMIB


The following section describes how the GMIB operates. When reading the following descriptions of the operation of the GMIB (for example, the "Annual Increase Rate," "Dollar-for-Dollar Withdrawal Percentage," and "Enhanced Payout Rate" sections), refer to the GMIB Rate Table below for the specific rates and other terms applicable to your version of the GMIB.



(See Appendix D for examples illustrating the operation of the GMIB.)



INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE AMOUNT LIMIT. THE ANNUAL INCREASE AMOUNT IS LIMITED TO THE ANNUAL INCREASE AMOUNT LIMIT (see "GMIB Rate Table" below) MULTIPLIED BY THE GREATER OF: (A) YOUR PURCHASE PAYMENTS OR (B) THE ANNUAL INCREASE AMOUNT AS INCREASED BY THE MOST RECENT OPTIONAL STEP-UP (see "Optional Step-Up" below). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to the Annual Increase Amount Limit multiplied by the new, higher Annual Increase Amount, if it is greater than the Annual Increase Amount Limit multiplied by total Purchase Payments.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    the GMIB Annual Increase Rate; or


(b)    the Required Minimum Distribution Rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


REQUIRED MINIMUM DISTRIBUTION RATE. The Required Minimum Distribution Rate equals the greater of:



(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and any
      (ii) subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
       the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b)    if you enroll in both the Systematic Withdrawal Program and the
                         ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of the GMIB Annual Increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.

On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Operation of the GMIB - Income Base").



See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.



If item (b) above (the Required Minimum Distribution Rate) is greater than item
(a) above (the GMIB Annual Increase Rate), and your total withdrawals during a Contract Year, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year and before the end of the calendar year, exceed the Required Minimum Distribution Rate, the Required Minimum
------
Distribution Rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to the GMIB Annual Increase Rate (item (a) above). Therefore, the Annual Increase Rate for that Contract Year will be lower than the Required Minimum Distribution Rate, which could have the effect of reducing the value of Annuity Payments under the GMIB.



During the 30-day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE. One of the factors used in calculating withdrawal adjustments is called the "Dollar-for-Dollar Withdrawal Percentage." The Dollar-for-Dollar Withdrawal Percentage is the greater of:


(a)  the GMIB Dollar-for-Dollar Withdrawal Rate; or


(b) the Required Minimum Distribution Rate (as defined above under "Annual Increase Rate").


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


During the 30-day period following the contract anniversary immediately prior to the Owner's 91st birthday, the Dollar-for-Dollar Withdrawal Percentage is 0%.


For GMIB Max IV only, the GMIB Dollar for Dollar Withdrawal Rate, and therefore
--------------------
the Dollar-for-Dollar Withdrawal Percentage, will be higher if you wait to take your first withdrawal after a certain number of Contract Years. Once it is determined by the timing of the first withdrawal, the GMIB Dollar-for-Dollar Withdrawal Rate will never increase or decrease. A HIGHER DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE ALLOWS YOU TO WITHDRAW A LARGER AMOUNT EACH CONTRACT YEAR WHILE RECEIVING DOLLAR-FOR-DOLLAR TREATMENT OF THE WITHDRAWALS RATHER THAN A PROPORTIONAL ADJUSTMENT. As discussed below, depending on the relative amounts of the Annual Increase Amount and the Account Value, a "dollar-for-dollar treatment" withdrawal adjustment may be more favorable than a "proportional reduction" withdrawal adjustment.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a)  proportional reduction: if total withdrawals in a Contract Year are
     ----------------------
     greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage (as defined above), or if the withdrawals are not paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b)  dollar-for-dollar treatment: if total withdrawals in a Contract Year are
     ---------------------------
     not greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.


These withdrawal adjustments will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the

Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. DEPENDING ON THE RELATIVE AMOUNTS OF THE ANNUAL INCREASE AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE ANNUAL INCREASE AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE ANNUAL INCREASE AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE VALUE OF ANNUITY PAYMENTS UNDER THE GMIB RIDER. Complying with the two conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage) will result in dollar-for-dollar treatment of the withdrawals.


Example:
-------


o Dollar-for-Dollar withdrawals reduce the Annual Increase Amount by the same dollar amount as the withdrawal amount. For example, if you owned a GMIB rider with a 4.5% GMIB Dollar-for-Dollar Withdrawal Rate and took a $4,500 withdrawal in the first contract year, the withdrawal will reduce both the Account Value and Annual Increase Amount by $4,500.


o Proportionate withdrawals reduce the Annual Increase Amount by the same proportion that the withdrawal reduced the Account Value. For example, if you took a withdrawal during the first Contract Year equal to 10% of the Account Value , that withdrawal will reduce both the Account Value and the Annual Increase Amount by 10% in that year.


In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the GMIB Annual Increase Rate. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


Each Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect;


(3) resets the maximum Annual Increase Amount to a the Annual Increase Amount Limit multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and


(4)  may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.

The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB RIDER CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. The investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase - Investment Allocation Restrictions for Certain Riders" will no longer apply, and you will be permitted allocate subsequent Purchase Payments or transfer Account Value among any of the available Investment Portfolios.



EXERCISING THE GMIB. If you exercise the GMIB rider, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:


(1)  Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the Joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).") THIS JOINT AND LAST SURVIVOR ANNUITY OPTION IS ONLY AVAILABLE IF THE YOUNGEST ANNUITANT'S ATTAINED AGE IS 35 OR OLDER.


These options are described in the contract and the GMIB rider.


THE GMIB ANNUITY TABLE. When the contract is annuitized, Annuity Payments under the GMIB rider will be determined by applying the Income Base to the rates in the GMIB Annuity Table. The GMIB Annuity Table Basis is specified in the rider and the GMIB Rate Table.


As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and your sex. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING CONTRACT VALUE ON THE ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances.


If you select the GMIB and if:


o  your contract was issued on or after the Minimum Enhanced Payout Issue Age;


o  you take no withdrawals prior to the Minimum Enhanced Payout Withdrawal Age;


o your Account Value is fully withdrawn or decreases to zero at or after you reach the Minimum Enhanced Payout Withdrawal Age and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;

then the annual Annuity Payments under the GMIB will equal or exceed the applicable Enhanced Payout Rate multiplied by the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the Enhanced Payout Rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at the applicable Minimum Enhanced Payout Withdrawal Age and subsequently died, if that Owner's spouse continued the contract and the GMIB rider, the spouse would be eligible for the Enhanced Payout Rates as described above, even if the spouse were younger than the Minimum Enhanced Payout Withdrawal Age at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the Enhanced Payout Rates is based on the spouse's age when the spouse begins to take withdrawals.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB investment allocation restrictions, see the applicable subsection of "Purchase
- Investment Allocation Restrictions for Certain Riders."


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. For a detailed description of the restrictions or potential restrictions on subsequent purchase payments that may apply for your version of the GMIB, see the applicable subsection of "Purchase
-  Investment Allocation Restrictions for Certain Riders."


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Minimum Income Benefit section of the prospectus, "you" always means the Owner, oldest Joint Owner or the Annuitant, if the Owner is a non-natural person.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


TERMINATING THE GMIB RIDER. Except as otherwise provided in the GMIB rider, the rider will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed); or


    f)    The effective date of the Guaranteed Principal Option.


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


For GMIB Max III, GMIB Max II and GMIB Plus IV only, the rider will terminate
---------------------------------------------------
upon the date you assign your contract (a pro rata portion of the rider charge will be assessed). Under our current administrative procedures, we will waive the termination of the GMIB rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



When the GMIB rider terminates, the corresponding GMIB rider charge terminates. The investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase - Investment Allocation Restrictions for Certain Riders" will no longer apply, and you will be permitted allocate subsequent Purchase Payments or transfer Account Value among any of the available Investment Portfolios.



USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the GMIB Dollar for Dollar Withdrawal Rate at the beginning of the Contract Year. Any amounts above the GMIB Dollar-for-Dollar Withdrawal Rate that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments equal to the GMIB Dollar-for-Dollar Withdrawal Rate multiplied by the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


GMIB RATE TABLE


USING THE GMIB RATE TABLE. The GMIB Rate Table indicates the date each version was first offered ("Date Introduced"). Only one version is currently available. When a new version of the GMIB is introduced, it generally will replace the prior version once approved in New York state. However, certain broker-dealers may not offer a new version on the first date it is introduced.

If you have already purchased a contract, to determine which version of the GMIB (if any) you purchased with your contract, you should refer to the copy of the contract you received after you purchased it. If you would like another copy of your contract, including any applicable GMIB rider, please call our Annuity Service Center at (800) 343-8496. If you are purchasing a contract, to determine which version of the rider is currently being offered, you should ask your registered representative.


If we introduce a new version of the rider, we generally will do so by updating the GMIB Rate Table. Changes to the GMIB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.


The GMIB Rate Table lists the following for each version of the GMIB:


o  the GMIB Annual Increase Rate, which is the minimum rate at which the Annual
       -------------------------
     Increase Amount is increased at each Contract Anniversary (see "Operation of the GMIB-Income Base");


o  the GMIB Dollar-for-Dollar Withdrawal Rate: in each Contract Year, if you
       --------------------------------------
     make withdrawals that do not exceed the GMIB Dollar-for-Dollar Withdrawal Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, those withdrawals will reduce the Annual Increase Amount on a dollar-for-dollar basis instead of a proportionate basis. That is, the withdrawals will reduce the Annual Increase Amount by an amount equal to the dollar amount of the withdrawals, instead of reducing the Annual Increase Amount in the same proportion that the withdrawals reduced the Account Value. (Reducing the Annual Increase Amount on a proportional basis may have a significant negative impact on the value of the benefits available under the GMIB - see "Operation of the GMIB-Withdrawal Adjustments.") For IRAs and other Qualified Contracts, also see "Operation of the GMIB-Required Minimum Distribution Rate.";


o  the Annual Increase Amount Limit -  the Annual Increase Amount (see "Annual
       ----------------------------
     Increase Amount" above for a definition) is limited to the Annual Increase Amount Limit multiplied by the greater of: (a) your Purchase Payments or
     (b) the Annual Increase Amount as increased by the most recent Optional Step-Up (see "Operation of the GMIB-Optional Step-Up");


o  the Enhanced Payout Rates, which may be available upon exercise of the GMIB,
       ---------------------
     depending on your age at the time your contract was issued (the Minimum Enhanced Payout Issue Age) and your age at the time you took your first withdrawal (the Minimum Enhanced Payout Withdrawal Age) (see "Operation of the GMIB -Enhanced Payout Rates"); and


o  the GMIB Annuity Table Basis is specified in your rider and is used to
       ------------------------
     determine the amount of GMIB income payments, depending on your age, your sex, and the Annuity Option you select. Please note the annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.

                                                      GMIB
                DATE        DATE       GMIB       DOLLAR-FOR-      ANNUAL        ENHANCED PAYOUT RATES            GMIB
                                                                                         MINIMUM
                                                                             MINIMUM    ENHANCED
                                      ANNUAL         DOLLAR       INCREASE  ENHANCED     PAYOUT     ENHANCED
    GMIB       FIRST        LAST     INCREASE      WITHDRAWAL      AMOUNT    PAYOUT    WITHDRAWAL    PAYOUT      ANNUITY
   RIDER     AVAILABLE   AVAILABLE     RATE           RATE         LIMIT    ISSUE AGE      AGE        RATE     TABLE BASIS
                                                                                                              Annuity 2000
                                                                                                               Mortality
                                                                                                               Table, 10
                                                                                                                years of
                                                                                                               mortality
                                                                                                              improvement
   GMIB                                                                                                         based on
             04/29/13    current    4.0%       4.0%                400%        48         60       4.0%
 Max V/1/                                                                                                      projection
                                                                                                               Scale AA,
                                                                                                              10-year age
                                                                                                             set back with
                                                                                                              interest of
                                                                                                                0.5% per
                                                                                                                 annum
                                                                                                              Annuity 2000
                                                                                                               Mortality
                                               4.5% if first
                                                                                                               Table, 10
                                                 withdrawal                    55         62       4.5%         years of
                                                prior to 5th
                                                                                                               mortality
                                                  contract
                                                                                                              improvement
                                                anniversary2
   GMIB                                                                                                         based on
             08/20/12    04/28/13   5.0%             or            400%
  Max IV                                                                                                       projection
                                               5.0% if first
                                                                                                               Scale AA,
                                                 withdrawal
                                                                                                              10-year age
                                                 on or after
                                                                                                             set back with
                                                                               55         67       5.0%
                                                5th contract
                                                                                                              interest of
                                               anniversary/2/
                                                                                                                0.5% per
                                                                                                                 annum
                                                                                                              Annuity 2000
                                                                                                               Mortality
                                                                                                               Table, 10
                                                                                                                years of
                                                                                                               mortality
                                                                                                              improvement
   GMIB                                                                                                         based on
             01/03/12    08/17/12   5.0%       5.0%                325%        57         62       5.0%
  Max III                                                                                                      projection
                                                                                                               Scale AA,
                                                                                                              10-year age
                                                                                                             set back with
                                                                                                              interest of
                                                                                                                1.0% per
                                                                                                                 annum
                                                                                                              Annuity 2000
                                                                                                               Mortality
                                                                                                               Table, 10
                                                                               62         62       5.0%         years of
                                                                                                               mortality
                                                                                                              improvement
   GMIB                                                                                                         based on
             10/10/11    12/30/11   5.5%       5.5%                275%
  Max II                                                                                                       projection
                                                                                                               Scale AA,
                                                                                                              10-year age
                                                                                                             set back with
                                                                               62         67       5.5%
                                                                                                              interest of
                                                                                                                1.0% per
                                                                                                                 annum
                                                                                                              Annuity 2000
                                                                                                               Mortality
                                                                                                               Table, 10
                                                                                                                years of
                                                                                                               mortality
                                                                                                              improvement
GMIB Plus                                                                                                       based on
             10/10/11    02/24/12   4.5%       4.5%                400%        48         60       4.5%
     IV                                                                                                        projection
                                                                                                               Scale AA,
                                                                                                              10-year age
                                                                                                             set back with
                                                                                                              interest of
                                                                                                                1.0% per
                                                                                                                 annum

--------

(1) Only the GMIB Max V rider is currently available for purchase.


(2) For GMIB Max IV only, the GMIB Withdrawal Rate, and therefore the
    --------------------
Dollar-for-Dollar Withdrawal Percentage, will be higher if you wait to take your first withdrawal on or after the fifth contract anniversary. A higher Dollar-for-Dollar Withdrawal Percentage allows you to withdraw a larger amount each Contract Year while receiving dollar-for-dollar treatment of the withdrawals, which is generally more favorable than a proportional adjustment. Under certain circumstances a proportional adjustment could have the effect of reducing or eliminating the value of Annuity Payments under GMIB Max IV (see "Operation of the GMIB-Withdrawal Adjustments").

GUARANTEED WITHDRAWAL BENEFIT


If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but also want to assure that your entire Purchase Payment will be guaranteed to be returned to you, we offer an optional rider for an additional charge, called the Guaranteed Withdrawal Benefit (GWB). The purpose of the GWB rider is to provide protection against market risk (the risk that the Account Value allocated to the Investment Portfolio(s) may decline in value or underperform your expectations).


The GWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider. You may begin taking withdrawals under the GWB rider immediately or at a later time. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you.


You may purchase the GWB rider if you are age 80 or younger on the effective date of your contract. You may not have this benefit and another living benefit
(GMIB) in effect at the same time. Once elected, the GWB rider may not be terminated except as stated below.


SUMMARY OF THE GUARANTEED WITHDRAWAL BENEFIT RIDER


THE FOLLOWING SECTION PROVIDES A SUMMARY OF HOW THE GUARANTEED WITHDRAWAL BENEFIT (GWB) RIDER WORKS. A MORE DETAILED EXPLANATION OF THE OPERATION OF THE GWB IS PROVIDED IN THE SECTION BELOW CALLED "OPERATION OF THE GUARANTEED WITHDRAWAL BENEFIT."


The GWB guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals over time. THE GWB DOES NOT GUARANTEE WITHDRAWALS FOR YOUR LIFETIME.


Under the GWB, we calculate a "Total Guaranteed Withdrawal Amount" (TGWA) that determines, in part, the maximum amount you may receive as withdrawals each year ("Annual Benefit Payment") without reducing your guarantee. The TGWA is multiplied by the applicable withdrawal rate to determine your Annual Benefit Payment. The rider guarantee may be reduced if your annual withdrawals are greater than the Annual Benefit Payment.


IT IS IMPORTANT TO RECOGNIZE THAT THE TGWA IS NOT AVAILABLE TO BE TAKEN AS A LUMP SUM AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. However, if you cancel the Guaranteed Withdrawal Benefit rider after a waiting period of at least 15 years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. (See "Operation of the Guaranteed Withdrawal Benefit - Cancellation and Guaranteed Principal Adjustment" below.)



While the GWB rider is in effect, you may only make subsequent Purchase Payments during the GWB Purchase Payment Period. (See "Restrictions on Subsequent Purchase Payments" below.)



OPERATION OF THE GUARANTEED WITHDRAWAL BENEFIT


The following section describes how the Guaranteed Withdrawal Benefit (GWB) operates. When reading the following descriptions of the operation of the GWB (for example, the "Total Guaranteed Withdrawal Amount," "Annual Benefit Payment," and "Payment Enhancement Feature" sections), refer to the GWB Rate Table at the end of this section of the prospectus for the specific rates and other terms applicable to your GWB rider.



(See Appendix E for examples illustrating the operation of the GWB.)



TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Guaranteed Withdrawal Benefit rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) by each additional Purchase Payment received during the GWB Purchase Payment Period (see "Restriction on Subsequent Purchase Payments" below). If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount.

We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. DEPENDING ON THE RELATIVE AMOUNTS OF THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE TOTAL AMOUNT YOU ARE GUARANTEED TO RECEIVE OVER TIME UNDER THE GWB RIDER (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) by additional Purchase Payments received during the GWB Purchase Payment Period (see "Restrictions on Subsequent Purchase Payments" below), and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. DEPENDING ON THE RELATIVE AMOUNTS OF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE REMAINING AMOUNT YOU ARE GUARANTEED TO RECEIVE OVER TIME UNDER THE GWB RIDER (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the GWB rider (see "Additional Information" below).


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the GWB WITHDRAWAL RATE. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of the Automatic Annual Step-Up or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. (See "Payment Enhancement Feature" below for a feature which may allow you to increase your Annual Benefit Payment during a Contract Year if you are confined to a nursing home.)


You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see "Access To Your Money - Systematic Withdrawal Program"). While the GWB rider is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and you may terminate your participation at any time.


IT IS IMPORTANT TO NOTE:


o We will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your

     Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals.


o IF YOU HAVE ELECTED THE GWB, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GWB, BECAUSE THE GWB WITHDRAWAL RATE IS DETERMINED BY WHEN YOU TAKE YOUR FIRST WITHDRAWAL (SEE THE GWB RATE TABLE). AS SHOWN IN THE GWB RATE TABLE, WAITING TO TAKE YOUR FIRST WITHDRAWAL WILL RESULT IN A HIGHER GWB WITHDRAWAL RATE. The GWB Withdrawal Rate is used to determine the amount of your Annual Benefit Payment, as described above. Once your GWB Withdrawal Rate has been determined, it will never increase or decrease.



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals (including any withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE GWB WITHDRAWAL RATE.



IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.



IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, REMAINING GUARANTEED WITHDRAWAL AMOUNT AND ANNUAL BENEFIT PAYMENT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract
Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount or Annual Benefit Payment, but will reduce the Remaining Guaranteed Withdrawal Amount. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount. For an example of taking multiple withdrawals in this situation, see Appendix E, "GWB - Excess Withdrawals -

Single Withdrawal vs. Multiple Withdrawals."



You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 4% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 2% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 6% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See
"Expenses-Withdrawal Charge.")


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. If your contract is an IRA or other contract subject to Section 401(a)(9) of the Internal Revenue Code, and the required distributions are larger than the Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater).


If:


(1) you are enrolled in the Automated Required Minimum Distribution Program, or in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program;


(2)    you do not take additional withdrawals outside of these two programs;
     and


(3) your remaining Annual Benefit Payment for the Contract Year is equal to zero;


we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which you are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GWB" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $5,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount after the step-up; and


o  may reset the GWB rider charge to a rate that does not exceed the lower of:
     (a) the GWB Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $5,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.


PAYMENT ENHANCEMENT FEATURE. The Payment Enhancement Feature may allow you to increase your Annual Benefit Payment for a Contract Year if you are confined to a nursing home. Beginning in the fourth Contract Year, you may request that your GWB Withdrawal Rate be multiplied by the Payment Enhancement Rate once each Contract Year, if:


(1)  you are confined to a nursing home for at least 90 consecutive days;


(2)  your request is received by the contract anniversary immediately prior to the oldest Owner's 81st birthday (however, if we received a request from you by this contract anniversary and we approved it, you are
                                           ------------------
     permitted to submit additional requests after this contract anniversary);


(3) you have not taken withdrawals in that Contract Year in excess of the Annual Benefit Payment at the time the request is approved;


(4) the request and proof satisfactory to us of confinement are received by us at our Annuity Service Office while you are confined;


(5) your Account Value is greater than zero at the time the request is approved; and

(6)  the GWB rider has not been terminated.


In the case of Joint Owners, the Payment Enhancement Feature applies to either Joint Owner. If the Owner is not a natural person, the Payment Enhancement Feature applies to the Annuitant.


If you meet the requirements, your Annual Benefit Payment for that Contract Year is recalculated to the greater of:


(a) the GWB Withdrawal Rate multiplied by the Payment Enhancement Rate, and then multiplied by the Total Guaranteed Withdrawal Amount; or;


(b)  your Annual Benefit Payment before the acceptance of your request.


Your remaining Annual Benefit Payment in that year is the new Annual Benefit Payment less any withdrawals already taken in that Contract Year.


The Payment Enhancement Feature may allow you to receive a larger Annual

Benefit Payment for a Contract Year without taking an Excess Withdrawal (see

"Managing Your Withdrawals" above). The Payment Enhancement Feature does not
                                                                         ---
increase the Total Guaranteed Withdrawal Amount (the minimum total amount you are guaranteed to receive over time under the GWB rider) or the Remaining Guaranteed Withdrawal Amount (the remaining amount you are guaranteed to receive over time under the GWB rider).


At the end of the Contract Year, your GWB Withdrawal Rate will be reset to what it was prior to the acceptance of your request. In subsequent Contract Years, you may request that your GWB Withdrawal Rate be increased by the Payment Enhancement Rate if you meet the conditions above.


The Payment Enhancement Feature is only available if the oldest Owner is age 75 or younger at the contract issue date.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the GWB rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the GWB rider will terminate, we will no longer deduct the GWB rider charge, and the investment allocation restrictions and subsequent Purchase Payment restrictions described in "Purchase - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max and GWB v1 Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the GWB rider on the 15th contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)  is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. CONTRACT OWNERS WHO ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS (IF PERMITTED UNDER THE GWB RIDER; SEE "RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS" BELOW) SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. HOWEVER, BECAUSE PURCHASE PAYMENTS MADE AFTER 120 DAYS WILL INCREASE YOUR ACCOUNT VALUE, SUCH PURCHASE PAYMENTS MAY HAVE A SIGNIFICANT IMPACT ON WHETHER OR NOT A GUARANTEED PRINCIPAL ADJUSTMENT IS DUE. THEREFORE, THE GWB MAY NOT BE APPROPRIATE FOR YOU IF YOU INTEND TO MAKE ADDITIONAL PURCHASE PAYMENTS AFTER THE 120-DAY PERIOD AND ARE PURCHASING THE GWB FOR ITS GUARANTEED PRINCIPAL ADJUSTMENT FEATURE.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GWB investment allocation restrictions, see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max and GWB v1 Riders."


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. While the GWB rider is in effect, you are limited to making Purchase Payments within the GWB Purchase Payment Period (see the GWB Rate Table). If the GWB rider is cancelled (see "Cancellation and Guaranteed Principal Adjustment" above) or terminated (see "Termination of the GWB Rider" below), this restriction on subsequent Purchase Payments no longer applies.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments as described in "Expenses - Withdrawal Charge" (also see "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDER IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE GWB RIDER AT THE TIME OF THE WITHDRAWAL, IF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


GWB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may purchase the GWB rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GWB rider.


TERMINATION OF THE GWB RIDER. The GWB rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the GWB rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) the death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the primary Beneficiary is the spouse, the spouse is age 80 or younger, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) a change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6)  the effective date of the cancellation of the rider; or


(7) the termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed).


Once the rider is terminated, the GWB rider charge will no longer be deducted, the GWB investment allocation restrictions will no longer apply, and the GWB restrictions on subsequent Purchase Payments will no longer apply.


ADDITIONAL INFORMATION. The GWB rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the GWB rider is in effect, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit. Otherwise, the provisions of that contractual death benefit will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


GUARANTEED WITHDRAWAL BENEFIT AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


1)   Annuitize the Account Value under the contract's annuity provisions.


2) Elect to receive the Annual Benefit Payment under the GWB rider paid each year until the RGWA is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the RGWA to zero.


If you do not select an Annuity Option or elect to receive payments under the GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB rider.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GWB


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GWB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Total Guaranteed Withdrawal Amount (TGWA) and Remaining Guaranteed Withdrawal Amount (RGWA) on a proportionate basis. (Reducing the TGWA and RGWA on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GWB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual, or annual basis.



Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the TGWA and RGWA on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the GWB Withdrawal Rate multiplied by the TGWA each Contract Year. Any amounts above the GWB Withdrawal Rate multiplied by the TGWA that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GWB, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments equal to the GWB Withdrawal Rate multiplied by the TGWA, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.



If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the TGWA, RGWA, and Annual Benefit Payment being reduced.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


GWB RATE TABLE


The GWB Rate Table lists the following for the GWB:


o  the GWB Withdrawal Rate: if you take withdrawals that do not exceed the GWB
       -------------------
     Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount, those withdrawals will not reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment. (Taking withdrawals that do exceed the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount will reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment, and may have a significant negative impact on the value of the benefits available under the GWB - see "Operation of the Guaranteed Withdrawal Benefit-Managing Your Withdrawals.") For IRAs and other Qualified Contracts, also see "Operation of the Guaranteed Withdrawal Benefit-Required Minimum Distributions.";


o  the GWB Purchase Payment Period, which is the period of time following the
       ---------------------------
     contract issue date during which you may make subsequent Purchase Payments (see "Operation of the Guaranteed Withdrawal Benefit - Restrictions on Subsequent Purchase Payments"); and


o  the Payment Enhancement Rate, which is the percentage by which the GWB
       ------------------------
     Withdrawal Rate will be increased if you request and meet the requirements of the Payment Enhancement Feature under the GWB rider (see "Operation of the Guaranteed Withdrawal Benefit-Payment Enhancement Feature").


DIFFERENT VERSIONS OF THE GWB. From time to time, we may introduce new versions of the GWB. If we introduce a new version of the rider, we generally will do so by updating the GWB Rate Table to show the new version, together with any prior versions, the dates each rider version was offered, and the specific rates and other terms applicable to each version. Changes to the GWB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.

GWB RATE TABLE



                                                                       GWB
                DATE          DATE                 GWB               PURCHASE    PAYMENT
    GWB         FIRST         LAST             WITHDRAWAL            PAYMENT   ENHANCEMENT
   RIDER      AVAILABLE    AVAILABLE              RATE                PERIOD      RATE
                                            if first
                                           withdrawal
                                        taken before 5th  5.0%
                                            contract
                                          anniversary
                                            if first
                                           withdrawal
                                                                    120 days
                                       taken on or after
                                                                      from
                                          5th contract
   GWB v1  May 20, 2013        -                          6.0%      contract      150%
                                        anniversary but
                                                                      issue
                                          before 10th
                                                                      date
                                            contract
                                          anniversary
                                            if first
                                           withdrawal
                                       taken on or after  7.0%
                                         10th contract
                                          anniversary

8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up Death Benefit rider.


The death benefits are described below. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.



If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)  the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)  the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3)  the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:



o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date"; and



o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name



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after the Owner dies, the death benefit is equal to the greatest of (1), (2) or
(3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


GENERAL DEATH BENEFIT PROVISIONS



As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.



If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60-day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio in the ratio that the Account Value in the Investment Portfolio bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.



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Spousal continuation will not satisfy minimum required distribution rules for
Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Any Internal Revenue Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


DEATH OF THE ANNUITANT



If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then-current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


You are responsible for determining whether your purchase of a contract, withdrawals, income payments and any other transactions under your contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS


A "Non-Qualified Contract" discussed here assumes the contract is an annuity contract for federal income tax purposes, but the contract is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public



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rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, either as surrenders, partial withdrawals, or income payments. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person even if the nominal Owner is a trust or other entity which holds the contract as an agent for a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees would be considered a non-natural Owner and the annual increase in the Account Value would be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim the loss on your federal income taxes as a miscellaneous itemized deduction.


The portion of any withdrawal or distribution from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to you reaching age 59 1/2, unless the distribution was made:


(a)  on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


For Non-Qualified Contracts, amounts received under the exercise of a partial withdrawal may be fully includible in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFIT


If you have purchased the GWB v1, where otherwise made available, note the following:



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The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero and the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year (after October 21, 1988), the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The exchange for another annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). The opportunity to make partial annuity exchanges was provided by the IRS in 2011 and some ramifications of such an exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date. If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death;



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the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


TAXATION OF PAYMENTS IN ANNUITY FORM


When payments are received from the contract in the form of an annuity, normally the Annuity Payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio of a contract is determined at the time the contract's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less - than the taxable amount determined by us and reported by us to you and the IRS.



Once you have recovered the investment in the contract, further Annuity Payments are fully taxable. If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be deducted by your Beneficiary.



The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once Annuity Payments have commenced, you may not be able to make transfer withdrawals to another Non-Qualified Contract or a long-term care contract in a tax-free exchange.



If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


(1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in



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2004 which indicated that the income from an annuity contract issued by a U.S.
life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.



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TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals attributable to any after-tax contributions are your basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFIT


If you have purchased the GWB v1, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero and the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the distribution occurs within the first 2 years of your participation in the plan.


These exceptions include distributions made:


(a)  on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


In addition, a withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO);
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if



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the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES



Please be advised that the tax consequences resulting from the election of an income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:



o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other rollovers or transfers can be made to your SIMPLE IRA. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:


(a)    minimum distribution requirements, or


(b)    financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you assign or transfer a withdrawal from this contract directly into another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date). If



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you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.



Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your spouse is your Beneficiary, and your contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2.


If your spouse is your Beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole Beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving retirement plan withdrawals by April 1 following the latter of:


(a)    the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should



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consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after your death under other IRAs do apply to Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.


WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:


(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;


(b)    is exchanged to another permissible investment under your 403(b) plan;


(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;


(d) occurs after you die, leave your job or become disabled (as defined by the Code);


(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;


(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;


(g)    relates to rollover or after-tax contributions; or


(h) is for the purchase of permissive service credit under a governmental defined benefit plan.


In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the



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amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust



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level. Property located in Puerto Rico includes shares of stock of a Puerto
Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.




11. OTHER INFORMATION

FIRST METLIFE INVESTORS


First MetLife Investors is a stock life insurance company that was organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Xerox Life Insurance Company, which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent of General American Life Insurance Company. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. First MetLife Investors is licensed to do business only in the State of New York.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, First MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are



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credited to or charged against the contracts issued from this Separate Account without regard to our other business.



We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.



We are obligated to pay all money we owe under the contracts - such as death benefits and income payments -

even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. First MetLife Investors is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, First MetLife Investors has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.55% of Separate Account assets invested in the particular Investment Portfolio.



SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include MetLife Securities, Inc. (MetLife Securities). All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling




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firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. Sales representatives of our affiliates must meet a minimum level of sales production in order to maintain their agent status with us. Sales representatives can meet the minimum level of sales production through sales of proprietary and/or non-proprietary products. (Proprietary products are those issued by us or our affiliates.) However, sales representatives can meet a lower alternative minimum level of sales production if the sales representative focuses on sales of proprietary products. Therefore, a sales representative may have an incentive to favor the sale of proprietary products. Moreover, because the managers who supervise the representatives receive a higher level of compensation based on sales of proprietary products, these sales managers have an incentive to promote the sale of proprietary products.


Sales representatives of our affiliates receive cash payments for the products they sell and service based upon a "gross dealer concession" model. Gross dealer concession may also be credited when the contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the contract has been in force.


Sales representatives of our affiliates are entitled to part or all of the gross dealer concession. The percentage to which a representative is entitled is determined by a sliding-scale formula that takes into account the total amount of proprietary and non-proprietary products sold and serviced by the representative.


Sales representatives of our affiliates and their managers may be eligible for additional cash compensation, such as bonuses and expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits. Since some of this additional compensation, in particular, life insurance, disability and retirement benefits, is based primarily on the amount of proprietary products sold, sales representatives and their managers have an incentive to favor the sale of proprietary products. Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises. The business unit responsible for the operation of our distribution system is also eligible to receive an amount of compensation.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with the unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with affiliated selling firms, such as MetLife Securities.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2014, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on First MetLife Investors and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.



ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Minimum Income Benefit (GMIB)").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, First MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, First MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of First MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Additional Information


     Custodian


     Distribution



      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2014. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the lowest possible combination of such charges. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



CHART 1





                         1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.426973          9.729483         1,335,609.5383
  01/01/2012    to  12/31/2012        9.729483         10.550465         2,435,527.5653
  01/01/2013    to  12/31/2013       10.550465         11.551854         2,864,439.0481
  01/01/2014    to  12/31/2014       11.551854         12.216082         2,882,292.7986
============   ==== ==========       =========         =========         ==============
 ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996837          1.039690            97,949.6271
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.118812          9.510068         2,334,134.4151
  01/01/2012    to  12/31/2012        9.510068         10.635126         2,344,329.0324
  01/01/2013    to  12/31/2013       10.635126         12.418392         2,256,489.1365
  01/01/2014    to  12/31/2014       12.418392         12.973529         2,337,431.9617
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.359693          8.804928           804,042.7533
  01/01/2012    to  12/31/2012        8.804928         10.074643           783,471.6550
  01/01/2013    to  12/31/2013       10.074643         12.416587           748,144.0300
  01/01/2014    to  12/31/2014       12.416587         13.013058           717,904.3166
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.139451          8.627058           373,500.3512
  01/01/2012    to  12/31/2012        8.627058          9.977656           350,388.2327
  01/01/2013    to  12/31/2013        9.977656         12.756792           319,422.5472
  01/01/2014    to  12/31/2014       12.756792         13.595291           325,089.2396
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.633801          9.976909         1,203,805.4563
  01/01/2012    to  12/31/2012        9.976909         10.892841         1,190,691.0061
  01/01/2013    to  12/31/2013       10.892841         12.181525         1,114,383.9175
  01/01/2014    to  12/31/2014       12.181525         12.731520         1,074,252.9272
============   ==== ==========      ==========        ==========         ==============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.197686         10.597807         1,368,022.9399
  01/01/2012    to  12/31/2012       10.597807         11.541250         2,779,735.9535
  01/01/2013    to  12/31/2013       11.541250         10.983847         3,310,414.5068
  01/01/2014    to  12/31/2014       10.983847         11.252874         3,214,887.1324
============   ==== ==========      ==========        ==========         ==============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.268022          9.562084         2,410,477.0692
  01/01/2012    to  12/31/2012        9.562084         10.279944         5,035,223.1176
  01/01/2013    to  12/31/2013       10.279944         11.170834         5,835,737.7660
  01/01/2014    to  12/31/2014       11.170834         11.655534         5,678,206.1149
============   ==== ==========      ==========        ==========         ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       19.484877         20.637627            61,277.6362
  01/01/2012    to  12/31/2012       20.637627         23.691878            65,813.6710
  01/01/2013    to  12/31/2013       23.691878         25.517482            75,854.7931
  01/01/2014    to  12/31/2014       25.517482         25.965923            93,178.4367
============   ==== ==========      ==========        ==========         ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       12.353233         13.176814           109,601.0729
  01/01/2012    to  12/31/2012       13.176814         16.353057           103,197.8717
  01/01/2013    to  12/31/2013       16.353057         16.680772           107,137.7295
  01/01/2014    to  12/31/2014       16.680772         18.612590           205,407.7979
============   ==== ==========      ==========        ==========         ==============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        7.030838          7.626325           261,982.2299
  01/01/2012    to  12/31/2012        7.626325          8.902546           253,292.3439
  01/01/2013    to  12/31/2013        8.902546         12.769341           239,093.3155
  01/01/2014    to  12/31/2014       12.769341         14.955819           251,126.7588
============   ==== ==========      ==========        ==========         ==============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  10/07/2011    to  12/31/2011      132.752579        137.602439             1,583.7388
  01/01/2012    to  12/31/2012      137.602439        166.062051             2,525.2175
  01/01/2013    to  12/31/2013      166.062051        210.680814             2,244.4540
  01/01/2014    to  04/25/2014      210.680814        219.314268                 0.0000
============   ==== ==========      ==========        ==========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       13.039546         14.234488           112,090.9779
  01/01/2012    to  12/31/2012       14.234488         16.561905           112,928.4209
  01/01/2013    to  12/31/2013       16.561905         21.642446           113,225.0131
  01/01/2014    to  12/31/2014       21.642446         24.140666           105,164.3098
============   ==== ==========       =========         =========        ===============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       16.695165         16.723543           243,406.8375
  01/01/2012    to  12/31/2012       16.723543         21.292247           239,031.5056
  01/01/2013    to  12/31/2013       21.292247         27.370640           224,663.1016
  01/01/2014    to  12/31/2014       27.370640         25.401962           237,544.7990
============   ==== ==========       =========         =========        ===============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010696          1.047269         6,434,367.1040
  01/01/2013    to  12/31/2013        1.047269          1.050877        10,064,819.5715
  01/01/2014    to  12/31/2014        1.050877          1.093005         9,324,329.0080
============   ==== ==========       =========         =========        ===============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.159174          9.942277           254,576.1406
  01/01/2012    to  12/31/2012        9.942277         11.607402           244,812.1339
  01/01/2013    to  12/31/2013       11.607402         15.481667           226,255.4072
  01/01/2014    to  12/31/2014       15.481667         16.671405           503,309.2300
============   ==== ==========       =========         =========        ===============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       21.552715         23.991438            59,810.2986
  01/01/2012    to  12/31/2012       23.991438         27.105776            57,542.9382
  01/01/2013    to  12/31/2013       27.105776         34.794495            53,049.3945
  01/01/2014    to  12/31/2014       34.794495         37.581838            66,638.7681
============   ==== ==========       =========         =========        ===============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.140287         15.379785           119,155.9816
  01/01/2012    to  12/31/2012       15.379785         17.911571           119,859.2900
  01/01/2013    to  12/31/2013       17.911571         24.734051           113,840.9996
  01/01/2014    to  12/31/2014       24.734051         26.293351           104,921.4460
============   ==== ==========       =========         =========        ===============
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.176886         10.624777           196,710.0482
  01/01/2014    to  12/31/2014       10.624777         10.999554           225,359.1216
============   ==== ==========       =========         =========        ===============
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS (Reg.
TM) BOND
  SUB-ACCOUNT (CLASS C))
  10/07/2011    to  12/31/2011       10.623701         10.763731           173,019.7877
  01/01/2012    to  12/31/2012       10.763731         11.123879           184,075.2260
  01/01/2013    to  04/26/2013       11.123879         11.095140                 0.0000
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012751          1.049314         4,675,069.8996
  01/01/2013    to  12/31/2013        1.049314          1.147262        10,409,781.7676
  01/01/2014    to  12/31/2014        1.147262          1.209021        11,691,916.4694
============   ==== ==========       =========         =========        ===============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.940336         12.599813            62,147.5116
  01/01/2012    to  12/31/2012       12.599813         14.512719            63,834.7822
  01/01/2013    to  12/31/2013       14.512719         16.745433            55,086.0847
  01/01/2014    to  12/31/2014       16.745433         17.068072            53,125.0446
============   ==== ==========       =========         =========        ===============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       22.618757         23.939057            81,421.8125
  01/01/2012    to  12/31/2012       23.939057         26.633903            78,772.5970
  01/01/2013    to  12/31/2013       26.633903         28.330869            75,734.9204
  01/01/2014    to  12/31/2014       28.330869         29.256807            68,931.7906
============   ==== ==========       =========         =========        ===============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.991233         10.266097            25,492.1766
  01/01/2012    to  12/31/2012       10.266097         10.853788            20,081.0644
  01/01/2013    to  12/31/2013       10.853788         11.102365            24,336.2689
  01/01/2014    to  12/31/2014       11.102365         11.017574            23,951.8818
============   ==== ==========       =========         =========        ===============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.714680          9.760397            38,823.6175
  01/01/2012    to  12/31/2012        9.760397         10.037167            45,689.5567
  01/01/2013    to  12/31/2013       10.037167         10.002501           148,534.2394
  01/01/2014    to  12/31/2014       10.002501          9.957810           166,574.1275
============   ==== ==========       =========         =========        ===============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.917646         11.959925            40,406.7601
  01/01/2012    to  12/31/2012       11.959925         13.464188            40,083.7153
  01/01/2013    to  12/31/2013       13.464188         13.401332            37,698.5303
  01/01/2014    to  12/31/2014       13.401332         13.352382            38,225.1708
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011       10.096797         10.705026           807,354.5027
  01/01/2012    to  12/31/2012       10.705026         12.310273           816,728.5994
  01/01/2013    to  12/31/2013       12.310273         15.705375           809,678.9585
  01/01/2014    to  12/31/2014       15.705375         16.258835           758,255.7643
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.188557          9.377131         2,628,610.6345
  01/01/2012    to  12/31/2012        9.377131         10.447619         4,785,733.5431
  01/01/2013    to  12/31/2013       10.447619         11.770200         6,455,358.3348
  01/01/2014    to  12/31/2014       11.770200         12.713680         6,667,555.6850
============   ==== ==========       =========         =========         ==============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  11/12/2012    to  12/31/2012        0.987594          1.013542           169,024.0348
  01/01/2013    to  12/31/2013        1.013542          1.127695         2,277,817.3653
  01/01/2014    to  12/31/2014        1.127695          1.213787         4,176,746.7414
============   ==== ==========       =========         =========         ==============
 METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011       14.826879         15.792798           182,140.1743
  01/01/2012    to  12/31/2012       15.792798         18.354655           173,430.5311
  01/01/2013    to  12/31/2013       18.354655         23.948419           165,305.4638
  01/01/2014    to  12/31/2014       23.948419         23.996560           154,427.0495
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.732283         10.023099           253,446.5863
  01/01/2012    to  12/31/2012       10.023099         11.738767           269,265.7916
  01/01/2013    to  12/31/2013       11.738767         10.987975           307,730.0150
  01/01/2014    to  12/31/2014       10.987975         10.118507           319,413.1781
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       12.479704         12.663042           166,125.8922
  01/01/2012    to  12/31/2012       12.663042         14.557637           172,526.6740
  01/01/2013    to  12/31/2013       14.557637         17.102618           165,679.9008
  01/01/2014    to  12/31/2014       17.102618         15.677116           162,759.5801
============   ==== ==========       =========         =========         ==============
 PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999795          1.034873            15,911.0478
============   ==== ==========       =========         =========         ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.690104         14.968220           676,730.7900
  01/01/2012    to  12/31/2012       14.968220         16.090627           681,811.7099
  01/01/2013    to  12/31/2013       16.090627         14.380845           616,854.6891
  01/01/2014    to  12/31/2014       14.380845         14.576603           584,751.3200
============   ==== ==========       =========         =========         ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       16.163043         16.521798           808,967.2453
  01/01/2012    to  12/31/2012       16.521798         17.783373           826,695.4187
  01/01/2013    to  12/31/2013       17.783373         17.183060           832,957.6213
  01/01/2014    to  12/31/2014       17.183060         17.636801           751,728.6197
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       16.061549         17.301901           32,227.3873
  01/01/2012    to  12/31/2012       17.301901         18.811597           31,101.8810
  01/01/2013    to  12/31/2013       18.811597         24.593916           33,466.6432
  01/01/2014    to  12/31/2014       24.593916         26.876234           36,608.6414
============   ==== ==========       =========         =========        ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  10/07/2011    to  12/31/2011       12.316754         12.622049           47,905.8840
  01/01/2012    to  12/31/2012       12.622049         13.857398           63,397.6319
  01/01/2013    to  12/31/2013       13.857398         13.843687           61,086.2293
  01/01/2014    to  12/31/2014       13.843687         14.243449           60,620.7831
============   ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.609175         10.748210          430,119.2734
  01/01/2012    to  12/31/2012       10.748210         10.920777          941,968.4751
  01/01/2013    to  12/31/2013       10.920777         10.271969          838,206.6682
  01/01/2014    to  12/31/2014       10.271969         10.883696          812,526.2224
============   ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215816         10.745663           35,507.4593
  01/01/2014    to  12/31/2014       10.745663         11.500391           60,265.5472
============   ==== ==========       =========         =========        ==============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010729          1.067415        2,395,307.2578
  01/01/2013    to  12/31/2013        1.067415          1.157842        4,657,755.2630
  01/01/2014    to  12/31/2014        1.157842          1.228877        5,493,700.8020
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.943893         11.570323          840,356.1870
  01/01/2012    to  12/31/2012       11.570323         12.861209          826,779.6374
  01/01/2013    to  12/31/2013       12.861209         14.308123          771,731.8321
  01/01/2014    to  12/31/2014       14.308123         14.914289          764,535.0519
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.167441         10.800482          278,931.8708
  01/01/2012    to  12/31/2012       10.800482         12.238157          321,050.0920
  01/01/2013    to  12/31/2013       12.238157         14.234775          319,403.5847
  01/01/2014    to  12/31/2014       14.234775         14.777130          297,688.1887
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       41.717776         46.004846           89,966.8888
  01/01/2012    to  12/31/2012       46.004846         53.463670           81,377.8230
  01/01/2013    to  12/31/2013       53.463670         70.456816           75,866.8009
  01/01/2014    to  12/31/2014       70.456816         78.625612           71,321.5111
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.390520         10.077199         388,933.2119
  01/01/2012    to  12/31/2012       10.077199         11.284630         370,724.0372
  01/01/2013    to  12/31/2013       11.284630         15.183024         332,764.9315
  01/01/2014    to  12/31/2014       15.183024         16.867677         301,167.7013
============   ==== ==========       =========         =========         ============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       12.723843         13.953700         150,160.3453
  01/01/2014    to  12/31/2014       13.953700         13.286377         150,062.6661
============   ==== ==========       =========         =========         ============
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  10/07/2011    to  12/31/2011        7.279858          7.555737         227,771.0729
  01/01/2012    to  12/31/2012        7.555737          8.740852         227,664.4110
  01/01/2013    to  04/26/2013        8.740852          9.062608               0.0000
============   ==== ==========       =========         =========         ============
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  10/07/2011    to  12/31/2011       16.025447         16.213088          45,971.1357
  01/01/2012    to  12/31/2012       16.213088         16.542675          53,201.0576
  01/01/2013    to  12/31/2013       16.542675         15.877502          73,962.2890
  01/01/2014    to  12/31/2014       15.877502         16.495086          87,403.2822
============   ==== ==========       =========         =========         ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.378453         10.342686         530,900.6489
  01/01/2012    to  12/31/2012       10.342686         10.187859         507,143.3594
  01/01/2013    to  12/31/2013       10.187859         10.036175         617,378.3875
  01/01/2014    to  12/31/2014       10.036175          9.886750         472,904.6792
============   ==== ==========       =========         =========         ============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.886776         17.734578          52,990.1077
  01/01/2014    to  12/31/2014       17.734578         19.370628          51,578.9141
============   ==== ==========       =========         =========         ============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011       12.722460         13.129568          48,689.3804
  01/01/2012    to  12/31/2012       13.129568         13.711608          50,382.7688
  01/01/2013    to  04/26/2013       13.711608         14.790750               0.0000
============   ==== ==========       =========         =========         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.593821         12.065387         267,235.6821
  01/01/2012    to  12/31/2012       12.065387         13.733793         378,991.9734
  01/01/2013    to  12/31/2013       13.733793         18.498998         384,942.7840
  01/01/2014    to  12/31/2014       18.498998         19.816928         346,430.0982
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE CAP EQUITY
  SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        7.080899          7.481251           60,671.7960
   01/01/2012                             to  12/31/2012        7.481251          8.303209           54,919.6998
   01/01/2013                             to  04/26/2013        8.303209          8.920338                0.0000
=============                            ==== ==========       =========         =========        ==============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       13.124678         14.441321           91,171.5315
   01/01/2012                             to  12/31/2012       14.441321         15.872717           87,401.7744
   01/01/2013                             to  12/31/2013       15.872717         21.345210           77,615.5618
   01/01/2014                             to  12/31/2014       21.345210         21.379396           73,844.5063
=============                            ==== ==========       =========         =========        ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.180190         14.195811           14,732.0997
   01/01/2012                             to  12/31/2012       14.195811         16.487030           14,122.1450
   01/01/2013                             to  12/31/2013       16.487030         20.724638           14,483.2528
   01/01/2014                             to  12/31/2014       20.724638         19.049295           15,497.1538
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       13.886487         14.152003           24,880.1869
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       14.249987         14.638826        3,591,003.5047
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       11.648065         12.044499        1,797,380.7744
   01/01/2012                             to  12/31/2012       12.044499         13.158840        1,825,052.8065
   01/01/2013                             to  12/31/2013       13.158840         14.139905        1,742,462.3903
   01/01/2014                             to  04/25/2014       14.139905         14.251744                0.0000
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       11.434715         11.883856        2,186,042.4273
   01/01/2012                             to  12/31/2012       11.883856         13.156910        2,161,049.9487
   01/01/2013                             to  12/31/2013       13.156910         14.804837        2,079,019.4308
   01/01/2014                             to  04/25/2014       14.804837         14.865707                0.0000
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       15.173438         15.705589        3,464,175.2637
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF          OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   -------------------
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       10.982691         11.481813         3,672,263.3104
   01/01/2012                             to  12/31/2012       11.481813         12.885624         3,658,942.5642
   01/01/2013                             to  12/31/2013       12.885624         15.158788         3,525,724.9246
   01/01/2014                             to  04/25/2014       15.158788         15.175309                 0.0000
=============                            ==== ==========       =========         =========         ==============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       15.641492         16.283470         1,984,495.6892
=============                            ==== ==========       =========         =========         ==============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
  FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        8.750917          9.338777           166,725.6572
   01/01/2012                             to  12/31/2012        9.338777         10.682288           159,166.7804
   01/01/2013                             to  04/26/2013       10.682288         11.496400                 0.0000
=============                            ==== ==========       =========         =========         ==============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       10.542396         11.120139         2,271,663.4613
   01/01/2012                             to  12/31/2012       11.120139         12.675696         2,084,350.3717
   01/01/2013                             to  12/31/2013       12.675696         15.722958         2,088,378.2990
   01/01/2014                             to  04/25/2014       15.722958         15.654494                 0.0000
=============                            ==== ==========       =========         =========         ==============
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       14.874969         16.344455            24,619.9271
   01/01/2012                             to  12/31/2012       16.344455         18.879777            24,392.5345
   01/01/2013                             to  12/31/2013       18.879777         24.690411            22,634.3349
   01/01/2014                             to  12/31/2014       24.690411         26.563509            22,314.0082
=============                            ==== ==========       =========         =========         ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.885462         11.853637           388,654.7314
   01/01/2012                             to  12/31/2012       11.853637         13.477764           448,322.4256
   01/01/2013                             to  12/31/2013       13.477764         17.485837           425,390.0568
   01/01/2014                             to  12/31/2014       17.485837         19.481836           409,019.3876
=============                            ==== ==========       =========         =========         ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       18.619904         21.741561            47,239.3685
   01/01/2014                             to  12/31/2014       21.741561         23.680015            41,643.1033
=============                            ==== ==========       =========         =========         ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        8.014066          8.694938            80,306.1583
   01/01/2012                             to  12/31/2012        8.694938          9.756735            77,307.7130
   01/01/2013                             to  04/26/2013        9.756735         10.684230                 0.0000
=============                            ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  10/07/2011    to  12/31/2011       10.629271         10.742849        34,564.8898
  01/01/2012    to  12/31/2012       10.742849         12.480517        37,634.8561
  01/01/2013    to  12/31/2013       12.480517         14.930364        39,339.8906
  01/01/2014    to  12/31/2014       14.930364         13.776962        40,966.8226
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.816384         24.729525        41,083.3812
  01/01/2014    to  12/31/2014       24.729525         24.288137        36,273.7154
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011       13.222318         14.436229        57,443.5640
  01/01/2012    to  12/31/2012       14.436229         14.971828        57,909.4290
  01/01/2013    to  04/26/2013       14.971828         16.228423             0.0000
============   ==== ==========       =========         =========       ============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  10/07/2011    to  12/31/2011       14.498417         16.360040        38,117.2548
  01/01/2012    to  12/31/2012       16.360040         18.684873        42,289.9596
  01/01/2013    to  12/31/2013       18.684873         25.423644        42,219.8819
  01/01/2014    to  12/31/2014       25.423644         26.229772        39,323.1914
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.174486         21.671233        91,808.5416
  01/01/2014    to  12/31/2014       21.671233         23.232801        83,856.4354
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011        6.060490          6.096585       167,536.2999
  01/01/2012    to  12/31/2012        6.096585          6.733097       160,380.9713
  01/01/2013    to  04/26/2013        6.733097          7.038704             0.0000
============   ==== ==========       =========         =========       ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.763354         15.410303        37,077.2593
  01/01/2012    to  12/31/2012       15.410303         15.571040        38,451.1851
  01/01/2013    to  12/31/2013       15.571040         16.988928        36,778.9729
  01/01/2014    to  12/31/2014       16.988928         13.585593        43,329.3111
============   ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       17.631665         17.731455       241,654.1394
  01/01/2012    to  12/31/2012       17.731455         17.998404       289,480.9805
  01/01/2013    to  12/31/2013       17.998404         17.569928       344,696.5892
  01/01/2014    to  12/31/2014       17.569928         17.749720       355,113.5081
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
  (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
   10/07/2011                             to  12/31/2011       11.013985         12.049965         499,632.1459
   01/01/2012                             to  12/31/2012       12.049965         13.377280         483,647.6483
   01/01/2013                             to  12/31/2013       13.377280         17.596592         445,378.8379
   01/01/2014                             to  12/31/2014       17.596592         19.145478         407,613.3290
=============                            ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.435354          9.742614         2,807,130.8214
  01/01/2012    to  12/31/2012        9.742614         10.585963         5,192,018.4825
  01/01/2013    to  12/31/2013       10.585963         11.613923         6,121,721.7080
  01/01/2014    to  12/31/2014       11.613923         12.306308         6,007,388.5324
============   ==== ==========       =========         =========         ==============
 ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996864          1.041127           222,203.8823
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.182069          9.580447         4,373,980.8516
  01/01/2012    to  12/31/2012        9.580447         10.735389         4,443,921.0701
  01/01/2013    to  12/31/2013       10.735389         12.560555         4,307,870.1232
  01/01/2014    to  12/31/2014       12.560555         13.148320         4,457,700.4844
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.417697          8.870103         1,575,219.1002
  01/01/2012    to  12/31/2012        8.870103         10.169637         1,528,024.8347
  01/01/2013    to  12/31/2013       10.169637         12.558744         1,410,445.0010
  01/01/2014    to  12/31/2014       12.558744         13.188399         1,369,570.5393
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.195941          8.690929           860,277.5237
  01/01/2012    to  12/31/2012        8.690929         10.071748           812,553.5599
  01/01/2013    to  12/31/2013       10.071748         12.902859           745,679.9136
  01/01/2014    to  12/31/2014       12.902859         13.778493           729,085.1173
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.700617         10.050728         2,257,058.9210
  01/01/2012    to  12/31/2012       10.050728         10.995520         2,248,052.0429
  01/01/2013    to  12/31/2013       10.995520         12.320964         2,145,205.2096
  01/01/2014    to  12/31/2014       12.320964         12.903037         2,017,009.8951
============   ==== ==========       =========         =========         ==============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.207299         10.612678         3,759,484.0046
  01/01/2012    to  12/31/2012       10.612678         11.580699         7,101,988.5004
  01/01/2013    to  12/31/2013       11.580699         11.043464         7,199,008.4989
  01/01/2014    to  12/31/2014       11.043464         11.336607         6,650,188.7055
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.276263          9.574992         5,488,266.4015
  01/01/2012    to  12/31/2012        9.574992         10.314536        10,350,719.2342
  01/01/2013    to  12/31/2013       10.314536         11.230860        11,381,735.1165
  01/01/2014    to  12/31/2014       11.230860         11.741626        11,092,364.2786
============   ==== ==========      ==========        ==========        ===============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       20.082763         21.280670           165,566.6404
  01/01/2012    to  12/31/2012       21.280670         24.479242           152,829.0469
  01/01/2013    to  12/31/2013       24.479242         26.418292           119,347.3728
  01/01/2014    to  12/31/2014       26.418292         26.936384           116,459.5365
============   ==== ==========      ==========        ==========        ===============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       12.538497         13.380587           118,123.4790
  01/01/2012    to  12/31/2012       13.380587         16.639355           122,850.4367
  01/01/2013    to  12/31/2013       16.639355         17.006799           140,630.2943
  01/01/2014    to  12/31/2014       17.006799         19.014356           143,168.0264
============   ==== ==========      ==========        ==========        ===============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        7.150565          7.759761           289,653.9769
  01/01/2012    to  12/31/2012        7.759761          9.076542           298,915.2107
  01/01/2013    to  12/31/2013        9.076542         13.044951           317,065.9696
  01/01/2014    to  12/31/2014       13.044951         15.309203           402,668.3031
============   ==== ==========      ==========        ==========        ===============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  10/07/2011    to  12/31/2011      140.840751        146.053290             5,126.9953
  01/01/2012    to  12/31/2012      146.053290        176.615267             5,226.6993
  01/01/2013    to  12/31/2013      176.615267        224.517975             4,710.2779
  01/01/2014    to  04/25/2014      224.517975        233.865730                 0.0000
============   ==== ==========      ==========        ==========        ===============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       13.235086         14.454596           137,705.6790
  01/01/2012    to  12/31/2012       14.454596         16.851844           138,037.3203
  01/01/2013    to  12/31/2013       16.851844         22.065390           133,245.4708
  01/01/2014    to  12/31/2014       22.065390         24.661707           139,242.5397
============   ==== ==========      ==========        ==========        ===============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       16.979454         17.016156           302,606.4416
  01/01/2012    to  12/31/2012       17.016156         21.708384           286,830.1383
  01/01/2013    to  12/31/2013       21.708384         27.961401           281,559.6856
  01/01/2014    to  12/31/2014       27.961401         26.002213           310,227.7013
============   ==== ==========      ==========        ==========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010730          1.048710         8,490,185.3882
  01/01/2013    to  12/31/2013        1.048710          1.054430        15,600,597.9427
  01/01/2014    to  12/31/2014        1.054430          1.098896        15,234,708.0701
============   ==== ==========       =========         =========        ===============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.273523         10.070573           128,073.5680
  01/01/2012    to  12/31/2012       10.070573         11.772115           125,796.2030
  01/01/2013    to  12/31/2013       11.772115         15.732268           145,450.0635
  01/01/2014    to  12/31/2014       15.732268         16.975188           150,266.7774
============   ==== ==========       =========         =========        ===============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       22.170907         24.690934            65,413.6692
  01/01/2012    to  12/31/2012       24.690934         27.952215            66,844.6796
  01/01/2013    to  12/31/2013       27.952215         35.952829            56,472.8224
  01/01/2014    to  12/31/2014       35.952829         38.910717            49,288.8808
============   ==== ==========       =========         =========        ===============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.381068         15.648867           144,913.4284
  01/01/2012    to  12/31/2012       15.648867         18.261621           127,536.4084
  01/01/2013    to  12/31/2013       18.261621         25.267876           122,645.7509
  01/01/2014    to  12/31/2014       25.267876         26.914621           117,414.0898
============   ==== ==========       =========         =========        ===============
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.289575         10.746382           397,236.9704
  01/01/2014    to  12/31/2014       10.746382         11.147721           475,793.8803
============   ==== ==========       =========         =========        ===============
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS (Reg.
TM) BOND
  SUB-ACCOUNT (CLASS C))
  10/07/2011    to  12/31/2011       10.697353         10.843343           324,591.7533
  01/01/2012    to  12/31/2012       10.843343         11.228709           381,058.8700
  01/01/2013    to  04/26/2013       11.228709         11.199946                 0.0000
============   ==== ==========       =========         =========        ===============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012784          1.050758         9,416,453.1776
  01/01/2013    to  12/31/2013        1.050758          1.151141        21,382,333.5310
  01/01/2014    to  12/31/2014        1.151141          1.215536        25,498,422.3603
============   ==== ==========       =========         =========        ===============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       12.071141         12.743706           109,944.5457
  01/01/2012    to  12/31/2012       12.743706         14.707991           115,585.7064
  01/01/2013    to  12/31/2013       14.707991         17.004709           111,158.4982
  01/01/2014    to  12/31/2014       17.004709         17.367049           104,239.2998
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       23.003767         24.357741           90,987.8510
  01/01/2012    to  12/31/2012       24.357741         27.154250           86,811.5075
  01/01/2013    to  12/31/2013       27.154250         28.942193           88,179.8312
  01/01/2014    to  12/31/2014       28.942193         29.947945           74,039.3867
============   ==== ==========       =========         =========       ===============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.020129         10.300527           81,370.2741
  01/01/2012    to  12/31/2012       10.300527         10.912106           95,291.3357
  01/01/2013    to  12/31/2013       10.912106         11.184364           92,471.4122
  01/01/2014    to  12/31/2014       11.184364         11.121170          103,192.0687
============   ==== ==========       =========         =========       ===============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.723365          9.773621           17,938.0722
  01/01/2012    to  12/31/2012        9.773621         10.070996           58,236.4443
  01/01/2013    to  12/31/2013       10.070996         10.056309          276,232.1159
  01/01/2014    to  12/31/2014       10.056309         10.031423          183,981.8441
============   ==== ==========       =========         =========       ===============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.975895         12.023913           83,907.4645
  01/01/2012    to  12/31/2012       12.023913         13.563466           77,525.8453
  01/01/2013    to  12/31/2013       13.563466         13.527178           80,889.7969
  01/01/2014    to  12/31/2014       13.527178         13.504760           80,437.3340
============   ==== ==========       =========         =========       ===============
 METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011       10.237746         10.859463          731,533.7820
  01/01/2012    to  12/31/2012       10.859463         12.512996          708,257.2276
  01/01/2013    to  12/31/2013       12.512996         15.995949          595,763.3641
  01/01/2014    to  12/31/2014       15.995949         16.592811          588,732.9210
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.196727          9.389789        6,763,390.2867
  01/01/2012    to  12/31/2012        9.389789         10.482770       11,665,251.8351
  01/01/2013    to  12/31/2013       10.482770         11.833440       15,346,448.6461
  01/01/2014    to  12/31/2014       11.833440         12.807579       16,337,744.3728
============   ==== ==========       =========         =========       ===============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  11/12/2012    to  12/31/2012        0.987648          1.013870          461,288.8374
  01/01/2013    to  12/31/2013        1.013870          1.130318        6,077,197.6542
  01/01/2014    to  12/31/2014        1.130318          1.219045        8,643,302.8520
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011       15.079325         16.069084         160,083.7038
  01/01/2012    to  12/31/2012       16.069084         18.713333         156,906.5966
  01/01/2013    to  12/31/2013       18.713333         24.465258         150,949.4668
  01/01/2014    to  12/31/2014       24.465258         24.563534         139,445.7155
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.838962         10.137634         345,701.7207
  01/01/2012    to  12/31/2012       10.137634         11.896795         366,120.0939
  01/01/2013    to  12/31/2013       11.896795         11.158201         391,288.8237
  01/01/2014    to  12/31/2014       11.158201         10.295853         405,728.5768
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       12.692206         12.884600         212,405.9019
  01/01/2012    to  12/31/2012       12.884600         14.842148         198,432.2145
  01/01/2013    to  12/31/2013       14.842148         17.471762         186,917.6169
  01/01/2014    to  12/31/2014       17.471762         16.047577         175,156.0610
============   ==== ==========       =========         =========       ==============
 PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999822          1.036303         200,316.8246
============   ==== ==========       =========         =========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.940174         15.230028         717,970.0400
  01/01/2012    to  12/31/2012       15.230028         16.405011         740,330.0488
  01/01/2013    to  12/31/2013       16.405011         14.691194         755,632.9037
  01/01/2014    to  12/31/2014       14.691194         14.920994         666,290.5091
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       16.438173         16.810768       1,473,398.0333
  01/01/2012    to  12/31/2012       16.810768         18.130822       1,535,943.3620
  01/01/2013    to  12/31/2013       18.130822         17.553861       1,619,920.0927
  01/01/2014    to  12/31/2014       17.553861         18.053464       1,502,813.0370
============   ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       16.639737         17.932990          13,198.5501
  01/01/2012    to  12/31/2012       17.932990         19.536993          12,977.5442
  01/01/2013    to  12/31/2013       19.536993         25.593388          10,492.4895
  01/01/2014    to  12/31/2014       25.593388         28.024451           9,011.5879
============   ==== ==========       =========         =========       ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  10/07/2011    to  12/31/2011       25.306308         25.945508          44,500.4642
  01/01/2012    to  12/31/2012       25.945508         28.542174          41,591.9148
  01/01/2013    to  12/31/2013       28.542174         28.571028          43,679.7639
  01/01/2014    to  12/31/2014       28.571028         29.454919          43,874.6015
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.618592         10.762701         1,119,140.2880
  01/01/2012    to  12/31/2012       10.762701         10.957512         2,539,196.0714
  01/01/2013    to  12/31/2013       10.957512         10.327163         2,920,770.5774
  01/01/2014    to  12/31/2014       10.327163         10.964080         2,795,189.2772
============   ==== ==========       =========         =========         ==============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216374         10.760741           218,009.9504
  01/01/2014    to  12/31/2014       10.760741         11.539586           444,693.0672
============   ==== ==========       =========         =========         ==============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010762          1.068883         2,651,897.0752
  01/01/2013    to  12/31/2013        1.068883          1.161756         7,500,547.4185
  01/01/2014    to  12/31/2014        1.161756          1.235499         9,298,958.2734
============   ==== ==========       =========         =========         ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.076533         11.715944         2,168,281.3770
  01/01/2012    to  12/31/2012       11.715944         13.049283         2,156,530.2401
  01/01/2013    to  12/31/2013       13.049283         14.546415         2,109,629.7609
  01/01/2014    to  12/31/2014       14.546415         15.193036         2,038,109.7717
============   ==== ==========       =========         =========         ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.290687         10.936433         1,197,356.4387
  01/01/2012    to  12/31/2012       10.936433         12.417139         1,273,236.2424
  01/01/2013    to  12/31/2013       12.417139         14.471865         1,322,776.7142
  01/01/2014    to  12/31/2014       14.471865         15.053334         1,423,596.7467
============   ==== ==========       =========         =========         ==============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       42.428255         46.809866            59,848.6689
  01/01/2012    to  12/31/2012       46.809866         54.508674            54,901.2159
  01/01/2013    to  12/31/2013       54.508674         71.977697            50,922.1883
  01/01/2014    to  12/31/2014       71.977697         80.483634            57,275.0135
============   ==== ==========       =========         =========         ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.550412         10.253499           421,617.8746
  01/01/2012    to  12/31/2012       10.253499         11.505166           410,322.7756
  01/01/2013    to  12/31/2013       11.505166         15.510711           384,139.2428
  01/01/2014    to  12/31/2014       15.510711         17.266223           368,143.3511
============   ==== ==========       =========         =========         ==============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       13.296585         14.601457           264,677.4697
  01/01/2014    to  12/31/2014       14.601457         13.931004           247,640.0471
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
   10/07/2011                             to  12/31/2011        7.330378          7.611678         397,755.6362
   01/01/2012                             to  12/31/2012        7.611678          8.823283         401,871.8083
   01/01/2013                             to  04/26/2013        8.823283          9.153894               0.0000
=============                            ==== ==========       =========         =========         ============
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       16.444844         16.645052          82,898.0683
   01/01/2012                             to  12/31/2012       16.645052         17.017605         128,698.8816
   01/01/2013                             to  12/31/2013       17.017605         16.366043         144,359.7561
   01/01/2014                             to  12/31/2014       16.366043         17.036667         187,500.3262
=============                            ==== ==========       =========         =========         ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.555161         10.523629         450,135.7970
   01/01/2012                             to  12/31/2012       10.523629         10.386964         505,762.4811
   01/01/2013                             to  12/31/2013       10.386964         10.252804         803,505.9153
   01/01/2014                             to  12/31/2014       10.252804         10.120377         470,620.3227
=============                            ==== ==========       =========         =========         ============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       15.157349         18.081245          56,195.7216
   01/01/2014                             to  12/31/2014       18.081245         19.788822          40,756.4492
=============                            ==== ==========       =========         =========         ============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       12.913291         13.332640          60,151.2637
   01/01/2012                             to  12/31/2012       13.332640         13.951718          63,987.4558
   01/01/2013                             to  04/26/2013       13.951718         15.059331               0.0000
=============                            ==== ==========       =========         =========         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.791216         12.276458         260,179.0412
   01/01/2012                             to  12/31/2012       12.276458         14.002167         375,016.8387
   01/01/2013                             to  12/31/2013       14.002167         18.898229         369,935.4665
   01/01/2014                             to  12/31/2014       18.898229         20.285133         298,216.4749
=============                            ==== ==========       =========         =========         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE CAP EQUITY
  SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        7.136933          7.543923          53,714.4930
   01/01/2012                             to  12/31/2012        7.543923          8.389614          54,107.0701
   01/01/2013                             to  04/26/2013        8.389614          9.018898               0.0000
=============                            ==== ==========       =========         =========         ============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       13.348197         14.694020          73,382.2475
   01/01/2012                             to  12/31/2012       14.694020         16.182973          75,610.6237
   01/01/2013                             to  12/31/2013       16.182973         21.805972          76,695.7813
   01/01/2014                             to  12/31/2014       21.805972         21.884643          70,570.2693
=============                            ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.263740         14.286034           53,019.2062
   01/01/2012                             to  12/31/2012       14.286034         16.625196           54,399.3909
   01/01/2013                             to  12/31/2013       16.625196         20.940119           62,496.1639
   01/01/2014                             to  12/31/2014       20.940119         19.285912           73,518.1302
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       14.138773         14.428629           29,595.0548
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       14.522958         14.939452        4,893,364.9583
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       11.810605         12.218191        1,839,746.7192
   01/01/2012                             to  12/31/2012       12.218191         13.375464        1,889,389.3641
   01/01/2013                             to  12/31/2013       13.375464         14.401451        1,700,032.5566
   01/01/2014                             to  04/25/2014       14.401451         14.524510                0.0000
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       11.594289         12.055244        3,646,668.8013
   01/01/2012                             to  12/31/2012       12.055244         13.373515        3,728,224.1563
   01/01/2013                             to  12/31/2013       13.373515         15.078692        3,468,198.1015
   01/01/2014                             to  04/25/2014       15.078692         15.150236                0.0000
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       15.464132         16.028157        6,269,267.9691
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       11.135973         11.647420        6,810,930.9727
   01/01/2012                             to  12/31/2012       11.647420         13.097782        6,718,718.2601
   01/01/2013                             to  12/31/2013       13.097782         15.439211        6,504,050.0785
   01/01/2014                             to  04/25/2014       15.439211         15.465784                0.0000
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       15.941182         16.617936        2,217,219.7864
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
  FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        8.811628          9.407894          865,702.3112
   01/01/2012                             to  12/31/2012        9.407894         10.783002          750,661.4929
   01/01/2013                             to  04/26/2013       10.783002         11.612168                0.0000
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011       10.689555         11.280553         1,918,159.7292
  01/01/2012    to  12/31/2012       11.280553         12.884423         1,923,850.2189
  01/01/2013    to  12/31/2013       12.884423         16.013844         2,349,431.3718
  01/01/2014    to  04/25/2014       16.013844         15.954170                 0.0000
============   ==== ==========       =========         =========         ==============
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  10/07/2011    to  12/31/2011       15.213986         16.724655            57,802.7567
  01/01/2012    to  12/31/2012       16.724655         19.357826            58,634.7896
  01/01/2013    to  12/31/2013       19.357826         25.366238            70,190.1421
  01/01/2014    to  12/31/2014       25.366238         27.345252            61,889.0222
============   ==== ==========       =========         =========         ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.070801         12.061008           363,405.8935
  01/01/2012    to  12/31/2012       12.061008         13.741140           372,829.3790
  01/01/2013    to  12/31/2013       13.741140         17.863205           370,720.5991
  01/01/2014    to  12/31/2014       17.863205         19.942122           364,691.2366
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.178853         22.424400           163,060.0422
  01/01/2014    to  12/31/2014       22.424400         24.472630           162,497.0486
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011        8.069675          8.759302           269,494.8913
  01/01/2012    to  12/31/2012        8.759302          9.848736           289,819.5892
  01/01/2013    to  04/26/2013        9.848736         10.791833                 0.0000
============   ==== ==========       =========         =========         ==============
 MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  10/07/2011    to  12/31/2011       10.907585         11.029218            86,662.6302
  01/01/2012    to  12/31/2012       11.029218         12.838985            84,462.5138
  01/01/2013    to  12/31/2013       12.838985         15.389934            88,352.8466
  01/01/2014    to  12/31/2014       15.389934         14.229479            93,172.3052
============   ==== ==========       =========         =========         ==============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       20.331335         25.406323            74,608.1384
  01/01/2014    to  12/31/2014       25.406323         25.002832            66,874.0657
============   ==== ==========       =========         =========         ==============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011       13.447458         14.688795            96,062.3990
  01/01/2012    to  12/31/2012       14.688795         15.264435           102,008.1430
  01/01/2013    to  04/26/2013       15.264435         16.556111                 0.0000
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  10/07/2011    to  12/31/2011       14.878056         16.796145        62,106.8831
  01/01/2012    to  12/31/2012       16.796145         19.221546        65,513.5374
  01/01/2013    to  12/31/2013       19.221546         26.206184        90,823.8890
  01/01/2014    to  12/31/2014       26.206184         27.091268        87,124.1907
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.679193         22.338144        74,946.7657
  01/01/2014    to  12/31/2014       22.338144         23.995717        95,702.8632
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011        6.163668          6.203232       178,714.0209
  01/01/2012    to  12/31/2012        6.203232          6.864666       183,707.5824
  01/01/2013    to  04/26/2013        6.864666          7.180810             0.0000
============   ==== ==========       =========         =========       ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.850373         15.508279        68,660.5045
  01/01/2012    to  12/31/2012       15.508279         15.701587        70,217.9685
  01/01/2013    to  12/31/2013       15.701587         17.165667        66,656.3962
  01/01/2014    to  12/31/2014       17.165667         13.754473        82,161.9141
============   ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       18.239426         18.351099        79,746.8160
  01/01/2012    to  12/31/2012       18.351099         18.664872        81,299.9807
  01/01/2013    to  12/31/2013       18.664872         18.257014        73,716.9175
  01/01/2014    to  12/31/2014       18.257014         18.480764        74,745.5285
============   ==== ==========       =========         =========       ============
 WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
  (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  10/07/2011    to  12/31/2011       11.201532         12.260793       459,107.7137
  01/01/2012    to  12/31/2012       12.260793         13.638720       468,035.7525
  01/01/2013    to  12/31/2013       13.638720         17.976382       435,063.5010
  01/01/2014    to  12/31/2014       17.976382         19.597857       365,909.3935
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

DISCONTINUED INVESTMENT PORTFOLIOS


Effective as of April 29, 2013:


o Met Investors Series Trust: American Funds (Reg. TM) International Portfolio (Class C) merged into Metropolitan Series Fund: Baillie Gifford
  International Stock Portfolio (Class B);


o Met Investors Series Trust: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B);


o Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class
  B);


o Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B);


o Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B);


o Met Investors Series Trust: RCM Technology Portfolio (Class B) merged into Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Met Investors Series Trust: Turner Mid Cap Growth Portfolio (Class B) merged into Metropolitan Series Fund: Frontier Mid Cap Growth Portfolio (Class B).


Effective as of April 28, 2014:


o Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class
  B) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust:
  ClearBridge Aggressive Growth Portfolio (Class B);


o Met Investors Series Trust: MetLife Defensive Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Moderate Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Balanced Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio (Class B); and


o Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST -  GMIB MAX AND GWB PORTFOLIOS (CLASS B)



Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of First MetLife Investors. The following Class B portfolios are available under the contract. If you elect the GWB v1 rider or a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios and the Investment Portfolio listed below under "Metropolitan Series Fund - GMIB Max and GWB Portfolio." (See "Purchase
- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GWB v1 rider or a GMIB Max rider.


AB GLOBAL DYNAMIC ALLOCATION PORTFOLIO (formerly AllianceBernstein Global Dynamic Allocation Portfolio)



SUBADVISER: AllianceBernstein L.P.



INVESTMENT OBJECTIVE: The AB Global Dynamic Allocation Portfolio seeks capital appreciation and current income.



ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS PORTFOLIO


SUBADVISER: Allianz Global Investors U.S. LLC


INVESTMENT OBJECTIVE: The Allianz Global Investors Dynamic Multi-Asset Plus Portfolio seeks total return.


AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.


INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.


JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.


METLIFE BALANCED PLUS PORTFOLIO


SUBADVISER -  OVERLAY PORTION: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO


SUBADVISER -  OVERLAY PORTION: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.


PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO


SUBADVISER: PanAgora Asset Management, Inc.


INVESTMENT OBJECTIVE: The PanAgora Global Diversified Risk Portfolio seeks total return.


PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.

PYRAMIS (Reg. TM) MANAGED RISK PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Managed Risk Portfolio seeks total return.


SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO


SUBADVISERS: Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited


INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


METROPOLITAN SERIES FUND -  GMIB MAX AND GWB PORTFOLIO (CLASS G)



Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. The following Class G portfolio is available under the contract. If you elect the GWB v1 rider or a GMIB Max rider, you must allocate your Purchase Payments and Account Value among this Investment Portfolio and the Investment Portfolios listed above under "Met Investors Series Trust - GMIB Max and GWB Portfolios." (See "Purchase - Investment Allocation Restrictions for Certain Riders.") This Investment Portfolio is also available for investment if you do not elect the GWB v1 rider or a GMIB Max rider.



BARCLAYS AGGREGATE BOND INDEX PORTFOLIO


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Barclays Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B or, as noted, Class C or Class E portfolios are available under the contract:


AMERICAN FUNDS (Reg. TM) GROWTH PORTFOLIO (CLASS C)


ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Portfolio seeks to achieve growth of capital.


BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Investments, LLC


INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.


GOLDMAN SACHS MID CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.


INVESCO COMSTOCK PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.



INVESCO MID CAP VALUE PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.



INVESTMENT OBJECTIVE: The Invesco Mid Cap Value Portfolio seeks high total return by investing in equity securities of mid-sized companies.


INVESCO SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.

JPMORGAN CORE BOND PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Core Bond Portfolio seeks to maximize total return.


LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


MET/EATON VANCE FLOATING RATE PORTFOLIO


SUBADVISER: Eaton Vance Management


INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.


MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.


MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation Restrictions for GMIB Plus IV.")



METLIFE SMALL CAP VALUE PORTFOLIO (formerly Third Avenue Small Cap Value Portfolio)


SUBADVISERS: Delaware Investments Fund Advisers; Wells Capital Management Incorporated (formerly Third Avenue Management LLC)


INVESTMENT OBJECTIVE: The MetLife Small Cap Value Portfolio seeks long-term capital appreciation.



MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid Cap Growth Portfolio seeks long-term growth of capital.



METROPOLITAN SERIES FUND



In addition to the Metropolitan Series Fund portfolio listed above, the following portfolios are available under the contract:


BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO (CLASS B)


SUBADVISER: Baillie Gifford Overseas Limited


INVESTMENT OBJECTIVE: The Baillie Gifford International Stock Portfolio seeks long-term growth of capital.


BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


FRONTIER MID CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Frontier Capital Management Company, LLC


INVESTMENT OBJECTIVE: The Frontier Mid Cap Growth Portfolio seeks maximum capital appreciation.


JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Artisan Partners Limited Partnership


INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to track the performance of the Standard & Poor's MidCap 400 (Reg. TM) Composite Stock Price Index.


METLIFE STOCK INDEX PORTFOLIO (CLASS B)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.


MFS (Reg. TM) VALUE PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


MSCI EAFE (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MSCI EAFE (Reg. TM) Index Portfolio seeks to track the performance of the MSCI EAFE (Reg. TM) Index.


NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC


INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.

RUSSELL 2000 (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Russell 2000 (Reg. TM) Index Portfolio seeks to track the performance of the Russell 2000 (Reg. TM) Index.


T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital.


VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation Restrictions for GMIB Plus IV.")


WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.



WMC CORE EQUITY OPPORTUNITIES PORTFOLIO (CLASS E)


SUBADVISER: Wellington Management Company LLP



INVESTMENT OBJECTIVE: The WMC Core Equity Opportunities Portfolio seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS


In addition to the Met Investors Series Trust portfolios listed above, the following portfolios managed by MetLife Advisers, LLC are available under the contract:


AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Allocation Portfolio seeks growth of capital.



METLIFE ASSET ALLOCATION 100 PORTFOLIO (CLASS B)



INVESTMENT OBJECTIVE: The MetLife Asset Allocation 100 Portfolio seeks growth of capital.



SSGA GROWTH AND INCOME ETF PORTFOLIO (CLASS B)


SUBADVISER: SSGA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSGA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO (CLASS B)


SUBADVISER: SSGA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSGA Growth ETF Portfolio seeks growth of capital.

METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)


In addition to the Metropolitan Series Fund portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE ASSET ALLOCATION 20 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 20 Portfolio seeks a high level of current income, with growth of capital as a secondary objective.


METLIFE ASSET ALLOCATION 40 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 40 Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE ASSET ALLOCATION 60 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 60 Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE ASSET ALLOCATION 80 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 80 Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,008          $ 8,008
    3                                $2,000           $ 6,015          $ 6,015
    4*           $ 6,000             $3,000           $ 9,020          $ 3,020         $6,000
    5                                $3,000           $ 6,027          $    22         $6,005
    6                                $3,000           $ 3,032                0         $3,032
    7                                $3,000           $    35                0         $   35
    8                                $   35                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,020 in the 1st Payment Bucket ($6,015 (1st Payment Bucket Account Value from the 3rd month) + $5 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,020). The total EDCA Account Value at the beginning of the 4th month is $9,020 ($3,020 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,020).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,018          $20,018
    3                                $2,000           $18,035          $18,035
    4                                $2,000           $16,050          $16,050
    5                                $2,000           $14,063          $14,063
    6*     $12,000                   $3,000           $23,075          $11,075         $12,000
    7                                $3,000           $20,094          $ 8,084         $12,010
    8                                $3,000           $17,111          $ 5,091         $12,020
    9                                $3,000           $14,125          $ 2,095         $12,030
   10                                $3,000           $11,137                0         $11,137
   11                                $3,000           $ 8,146                0         $ 8,146
   12                                $3,000           $ 5,153                0         $ 5,153
   13                                $3,000           $ 2,157                0         $ 2,157
   14                                $2,159                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,075 in the 1st Payment Bucket ($14,063 (1st Payment Bucket Account Value from the 5th month) + $12 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,075). The total EDCA Account Value at the beginning of the 6th month is $23,075 ($11,075 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,075).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) EXAMPLES

The purpose of these examples is to illustrate the operation of the GMIB riders. Example (6) shows how required minimum distributions affect the Income Base when a GMIB rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.


(1) THE ANNUAL INCREASE AMOUNT


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the GMIB Annual Increase Rate (see "Living Benefits - Guaranteed Minimum Income Beneft (GMIB) - GMIB Rate Table"), until the contract anniversary prior to the contract Owner's 91st birthday, subject to the Annual Increase Amount Limit (see "Living Benefits - Operation of the GMIB - Annual Increase Amount Limit"). Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at the GMIB Annual Increase Rate, adjusted for withdrawals and charges - "the Annual Increase Amount") is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]






(2) THE HIGHEST ANNIVERSARY VALUE (HAV)


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]






(3) PUTTING IT ALL TOGETHER


    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.


[GRAPHIC APPEARS HERE]






    With the GMIB, the Income Base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the GMIB, you will have paid for the GMIB although it was never used.


[GRAPHIC APPEARS HERE]

(4) THE GUARANTEED PRINCIPAL OPTION


    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The GMIB rider and rider charge terminate as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


    3) The GMIB allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.



[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(5) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount will be increased by the GMIB Annual Increase Rate on the first anniversary. Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and $110,000 is greater than the Annual Increase Amount increased by the GMIB Annual Increase Rate. Also assume that prior to the first contract anniversary, you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically increases to $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the first contract anniversary;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. If your $120,000 Account Value is higher than your Annual Increase Amount (calculated on the second contract anniversary using the GMIB Annual Increase Rate), an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically increases to $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the second contract anniversary;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. If on each contract anniversary your Account Value exceeds the Annual Increase Amount, an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;

   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. The Annual Increase Amount will, however, be increased by the GMIB Annual Increase Rate on the eighth contract anniversary. Furthermore, if poor market performance prevents your Account Value from exceeding your Annual Increase Amount on future contract anniversaries, the Annual Increase Amount will continue to grow at the GMIB Annual Increase Rate annually (provided the GMIB rider continues in effect, and subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday, subject to the Annual Increase Amount Limit (see "Living Benefits - Operation of the GMIB - Annual Increase Amount Limit"). Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



[GRAPHIC APPEARS HERE]






(6) REQUIRED MINIMUM DISTRIBUTION EXAMPLES



The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2015 and a GMIB rider is selected. Assume that on the first contract anniversary (September 1, 2016), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2016 with respect to this contract is $6,000, and the required minimum distribution amount for 2017 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2016) and the second contract anniversary (September 1, 2017) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:



     (a) the GMIB Annual Increase Rate; or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:



   (1) the required minimum distribution amount for 2016 ($6,000) or for 2017 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2016 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);

   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
          Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of the GMIB Annual Increase Rate as a percentage of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


Because $7,200 (the required minimum distribution amount for 2017) is greater than $6,000 (the required minimum distribution amount for 2016), item (1) above is equal to $7,200 divided by $100,000, or 7.2%.



  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------



  If the contract Owner enrolls in the Automated Required Minimum Distribution
      Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2016 through August 2017). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2017, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
      Minimum Distribution Program in this example? From September through December 2016, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2016 divided by 12). From January through August 2017, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2017 divided by 12). The Owner receives $2,000 in 2016 and $4,800 in 2017, for a total of $6,800.)



  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------



  If the contract Owner withdraws the $6,000 required minimum distribution amount for 2016 in December 2016 and makes no other withdrawals from September 2016 through August 2017, the Annual Increase Amount on September 1, 2017 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


  If the contract Owner withdraws the $7,200 required minimum distribution amount for 2017 in January 2017 and makes no other withdrawals from September 2016 through August 2017, the Annual Increase Amount on September 1, 2017 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200):
      $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.



  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------



  Assume the contract Owner withdraws $7,250 on September 1, 2016 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2016 and 2017, the annual increase rate will be equal to the GMIB Annual Increase Rate (as shown in the GMIB Rate Table). On September 1, 2016, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 -
    $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2017) will be $92,750 increased by the GMIB Annual Increase Rate.



  No Withdrawals
  --------------



  If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2017 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0). Under the GMIB, the Annual Increase Amount is limited to a maximum percentage of your purchase payments or, if greater, the same percentage of the Annual Increase Amount as increased by the most recent Optional Step-Up. See "Living Benefits -

    Operation of the GMIB - Annual Increase Amount Limit."

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum.


A.   GWB - Annual Benefit Payment Continuing When Account Value Reaches Zero
     -----------------------------------------------------------------------


When you purchase a contract and elect the optional GWB rider:


o your initial Account Value is equal to your initial Purchase Payment;


o your initial Total Guaranteed Withdrawal Amount (the minimum amount you are guaranteed to receive over time) is equal to your initial Purchase Payment;


o your initial Remaining Guaranteed Withdrawal Amount (the remaining minimum amount you are guaranteed to receive over time) is equal to the initial Total Guaranteed Withdrawal Amount; and


o your initial Annual Benefit Payment (the amount you may withdraw each Contract Year without taking an Excess Withdrawal) is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the applicable GWB Withdrawal Rate (see "Living Benefits - Guaranteed Withdrawal Benefit (GWB)
  - GWB Rate Table").


The graphic example below shows how withdrawing the Annual Benefit Payment each Contract Year reduces the Remaining Guaranteed Withdrawal Amount and Account Value. Assume that over time the Account Value is reduced to zero by the effects of withdrawing the Annual Benefit Payment and poor market performance. If the Account Value reaches zero while a Remaining Guaranteed Withdrawal Amount still remains, we will begin making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Remaining Guaranteed Withdrawal Amount is exhausted. The total amount withdrawn over the life of the contract will be equal to the initial Total Guaranteed Withdrawal Amount.



[GRAPHIC APPEARS HERE]

B.   GWB - Effect of an Excess Withdrawal
     ------------------------------------


A withdrawal that causes your total withdrawals in a Contract Year to exceed the Annual Benefit Payment is called an "Excess Withdrawal."


As described in Example A above, if you do not take Excess Withdrawals, the GWB
                                        ------
rider guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals over time, even if your Account Value is reduced to zero. Non-Excess Withdrawals do not decrease the Total Guaranteed Withdrawal Amount or Annual Benefit Payment, and decrease the Remaining Guaranteed Withdrawal Amount by the dollar amount of the withdrawal.


If you do take an Excess Withdrawal, you will reduce the amount guaranteed be
       --
returned to you under the GWB rider. If you take an Excess Withdrawal, we will:


o reduce the Total Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduced the Account Value;


o reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduces the Account Value; and


o reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.


For example, if an Excess Withdrawal is equal to 10% of the Account Value, that Excess Withdrawal will reduce both the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by 10%, and the new Annual Benefit Payment will be calculated based on the reduced Total Guaranteed Withdrawal Amount.


These reductions in the Total Guaranteed Withdrawal Amount, Remaining Guaranteed Withdrawal Amount, and Annual Benefit Payment may be significant, particularly when the Account Value at the time of the Excess Withdrawal is lower than the Total Guaranteed Withdrawal Amount. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract.

C.   GWB -  Excess Withdrawals -  Single Withdrawal vs. Multiple Withdrawals
     ------ --------------------- ------------------------------------------


Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000, your initial Total Guaranteed Withdrawal Amount would be $100,000, and your initial Remaining Guaranteed Withdrawal Amount is $100,000. Also assume the GWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).


Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 - $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the withdrawal reduced the Account Value. The reduction is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500).


Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 - $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount is not reduced, and the Remaining Guaranteed Withdrawal Amount is reduced by such withdrawal to $95,000. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 - $5,000). Since your second withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the second withdrawal reduced the Account Value. The reduction is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Total Guaranteed Withdrawal Amount would be reduced to $93,300 ($100,000 reduced by 6.7%), and the Remaining Guaranteed Withdrawal Amount would be reduced to $88,635 ($95,000 reduced by 6.7%). In addition, after the second withdrawal, the Annual Benefit Payment would be reset equal to $4,665 (5% x $93,300).


D.   GWB - How the Automatic Annual Step-Up Works
     --------------------------------------------



As described in Example A above, when you purchase a contract and elect the optional GWB rider, the initial Account Value and Total Guaranteed Withdrawal Amount are equal to the initial Purchase Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by your GWB Withdrawal Rate.


Assume that on the first contract anniversary the Account Value is greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.


Assume that on the second contract anniversary the Account Value is once again greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will again increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.


Even if the Account Value decreases after the second contract anniversary, the Total Guaranteed Withdrawal Amount and Annual Benefit Payment will not decrease as long as you do not take Excess Withdrawals.


The graphic example below shows how the Automatic Annual Step-Ups on the first and second contract anniversaries increase the Total Guaranteed Withdrawal Amount. It also shows the contract Owner choosing to begin withdrawals of the Annual Benefit Payment on the fifth contract anniversary.


Automatic Annual Step-Ups may only occur on contract anniversaries prior to the Owner's 86th birthday. If an Automatic Annual Step-Up occurs, we may reset the GWB rider charge to a rate that does not exceed the lower of: (a) the GWB

Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. If an Automatic Annual Step-Up would result in an increase in your GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up.



[GRAPHIC APPEARS HERE]

APPENDIX F

DEATH BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.




PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2015              $100,000
   B    Account Value                                 10/1/2016              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2016           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2017              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2017              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2017              $  9,000
   G    Percentage Reduction in Account               10/2/2017                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2017              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2017           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2017              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2017 and 10/2/2017 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2015              $100,000
   B    Account Value                                      10/1/2016              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2016           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2017              $ 90,000
                                                 (Second Contract Anniversary)

   E    Death Benefit (Highest Contract Year               10/1/2017              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2017              $  9,000
   G    Percentage Reduction in Account                    10/2/2017                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2017              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2017           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2017              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2017 and 10/2/2017 are assumed to be equal prior to the withdrawal.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                   FIRST METLIFE INVESTORS INSURANCE COMPANY


                                   CLASS VA

                     (OFFERED ON AND AFTER OCTOBER 7, 2011)


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2015, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2015.


SAI-0515NYVA2

TABLE OF CONTENTS                           PAGE



COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     3
ADDITIONAL INFORMATION..................     3
CUSTODIAN...............................     4
DISTRIBUTION............................     4
     Reduction or Elimination of the
       Withdrawal Charge................     5
CALCULATION OF PERFORMANCE INFORMATION..     6
     Total Return.......................     6
     Historical Unit Values.............     6
     Reporting Agencies.................     7
ANNUITY PROVISIONS......................     7
     Variable Annuity...................     7
     Fixed Annuity......................     8
     Mortality and Expense Guarantee....     9
LEGAL OR REGULATORY RESTRICTIONS ON
TRANSACTIONS............................     9
ADDITIONAL FEDERAL TAX CONSIDERATIONS...     9
CONDENSED FINANCIAL INFORMATION.........    12
     Class VA...........................    12
FINANCIAL STATEMENTS....................    22

COMPANY

First MetLife Investors Insurance Company (First MetLife Investors or the Company) is a stock life insurance company that was organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Xerox Life Insurance Company, which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent of General American Life Insurance Company. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


On December 31, 2002, MetLife entered into a net worth maintenance agreement with the Company. Under the agreement, MetLife agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2014, the capital and surplus of the Company was in excess of these minimum capital and surplus levels. MetLife and the Company entered into the agreement in part to enhance and maintain the financial strength of the Company as set forth in the agreement. Creditors of the Company (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of the Company with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to the Company. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Standard & Poor's Corp. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.


First MetLife Investors is presently licensed to do business only in the State of New York.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of First MetLife Investors Variable Annuity Account One included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The financial statements of First MetLife Investors Insurance Company (the "Company") included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an emphasis-of-matter paragraph related to the Company being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements, and the related financial statement schedules, incorporated by reference in this Statement of Additional Information from the MetLife, Inc. and subsidiaries' ("MetLife's") Annual Report on Form 10-K, and the effectiveness of MetLife's internal control over financial reporting for the year ended December 31, 2014, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference. Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.



The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.




ADDITIONAL INFORMATION

As noted above in the "Company" section of this Statement of Additional Information, MetLife has entered into a net worth maintenance agreement with the Company. As permitted by SEC rules, we are incorporating by reference into this Statement of Additional Information the following documents or portions thereof, as described, which have been filed with the SEC, which means that these documents or portions thereof, as described, are legally a part of this Statement of Additional Information:


(i) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2014, filed on February 27, 2015 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov; and


(ii) MetLife's Current Report on Form 8-K filed with the SEC on March 5, 2015 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.


You should only consider MetLife's financial statements (including notes and financial statement schedules thereto) and other financial information that we have incorporated by reference as noted above as bearing on the ability of MetLife to meet its obligations under the net worth maintenance agreement.




CUSTODIAN

First MetLife Investors Insurance Company, 200 Park Avenue, New York, NY 10166, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2014             $30,378,728              $0
2013             $32,062,560              $0
2012             $44,348,103              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2014 ranged from $80 to $10,626,818.* The amount of commissions paid to selected selling firms during 2014 ranged from $0 to $5,074,513. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2014 ranged from $11 to $11,474,521.*



* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Metropolitan Life Insurance Company, MetLife Investors Insurance Company, MetLife Investors USA Insurance Company and MetLife Insurance Company of Connecticut. (On November 14, 2014, following the close of business MetLife Investors Insurance Company and MetLife Investors USA Insurance Company merged into MetLife Insurance Company of Connecticut and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA.)


The following list sets forth the names of selling firms that received additional compensation in 2014 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


AIG Advisory Group,Inc.

Ameriprise Financial Services, Inc.
BBVA Compass Investment Solutions, Inc.

Capital Investments Group, Inc.

Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Financial Specialists LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.

Equity Services, Inc.
Essex National Securities, Inc.
First Allied Securities, Inc.
Founders Financial Securities, LLC
H. D. Vest Investment Services, Inc.
Investacorp, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott, LLC

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.

LPL Financial LLC

Merrill Lynch, Inc.

Morgan Stanley Smith Barney, LLC

National Planning Corporation
NEXT Financial Group

NFP Securities, Inc.
PFS Investments Inc.

ProEquities, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.

RBC Wealth Management

Sammons Securities Company, LLC
Santander Securities, LLC
Securities America, Inc.
Sigma Financial Corporation
Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated

TFS Securities, Inc.

Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.

U.S. Bancorp Investments, Inc.
ValMark Securities, Inc.
Voya Financial Partners, LLC

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors, LLC



There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charge, GMIB or GWB rider charge. For purposes of calculating performance information, the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge or applicable GMIB or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of

500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

    (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

    (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the

Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.





LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.





ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.


We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% INVESTMENT TAX


The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:



   Capital Gains       Dividends        Other
------------------    -----------    ----------
        23.8%         43.4%          43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.


QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.


TYPES OF QUALIFIED PLANS


The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


IRA

Established by an individual, or employer as part of an employer plan.

SIMPLE

Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you elect to:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS


(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000


(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000



(3)   401(K): elective contribution: $18,000; catch-up contribution: $6,000


(4)   SEP/401(A): (employer contributions only)


(5)   403(B) (TSA): elective contribution: $18,000; catch-up contribution:
      $6,000



(6)   457(B): elective contribution: $18,000; catch-up contribution: $6,000

Dollar limits are for 2015 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $53,000 or 25% of an employee's compensation for 2015.



FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2014. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



CLASS VA





                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.431163         9.736046            0.0000
  01/01/2012    to  12/31/2012        9.736046        10.568199            0.0000
  01/01/2013    to  12/31/2013       10.568199        11.582847            0.0000
  01/01/2014    to  12/31/2014       11.582847        12.261112            0.0000
============   ==== ==========       =========        =========       ===========
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996850         1.040408            0.0000
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.150386         9.545193       13,414.8780
  01/01/2012    to  12/31/2012        9.545193        10.685140       13,329.8765
  01/01/2013    to  12/31/2013       10.685140        12.489271       13,244.2863
  01/01/2014    to  12/31/2014       12.489271        13.060633       15,067.0836
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.388645         8.837455            0.0000
  01/01/2012    to  12/31/2012        8.837455        10.122028            0.0000
  01/01/2013    to  12/31/2013       10.122028        12.487463            0.0000
  01/01/2014    to  12/31/2014       12.487463        13.100436            0.0000
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.167647         8.658934            0.0000
  01/01/2012    to  12/31/2012        8.658934        10.024592            0.0000
  01/01/2013    to  12/31/2013       10.024592        12.829618            0.0000
  01/01/2014    to  12/31/2014       12.829618        13.686586            0.0000
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.667151        10.013751       27,797.1269
  01/01/2012    to  12/31/2012       10.013751        10.944060       24,556.4463
  01/01/2013    to  12/31/2013       10.944060        12.251046       21,586.8612
  01/01/2014    to  12/31/2014       12.251046        12.816991       20,820.2236
============   ==== ==========       =========        =========       ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.202491        10.605240            0.0000
  01/01/2012    to  12/31/2012       10.605240        11.560958            0.0000
  01/01/2013    to  12/31/2013       11.560958        11.013615            0.0000
  01/01/2014    to  12/31/2014       11.013615        11.294663            0.0000
============   ==== ==========      ==========       ==========       ===========
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.272142         9.568536            0.0000
  01/01/2012    to  12/31/2012        9.568536        10.297225            0.0000
  01/01/2013    to  12/31/2013       10.297225        11.200807            0.0000
  01/01/2014    to  12/31/2014       11.200807        11.698501            0.0000
============   ==== ==========      ==========       ==========       ===========
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       19.781562        20.956683            0.0000
  01/01/2012    to  12/31/2012       20.956683        24.082343            0.0000
  01/01/2013    to  12/31/2013       24.082343        25.963982            0.0000
  01/01/2014    to  12/31/2014       25.963982        26.446703            0.0000
============   ==== ==========      ==========       ==========       ===========
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       12.445513        13.278301        5,956.9535
  01/01/2012    to  12/31/2012       13.278301        16.495575        5,105.5722
  01/01/2013    to  12/31/2013       16.495575        16.842986        4,187.1044
  01/01/2014    to  12/31/2014       16.842986        18.812389        4,166.5635
============   ==== ==========      ==========       ==========       ===========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        7.090444         7.692749       29,911.3510
  01/01/2012    to  12/31/2012        7.692749         8.989117       25,504.7496
  01/01/2013    to  12/31/2013        8.989117        12.906402       20,723.3873
  01/01/2014    to  12/31/2014       12.906402        15.131470       15,595.8618
============   ==== ==========      ==========       ==========       ===========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  10/07/2011    to  12/31/2011      136.736885       141.764919            0.0000
  01/01/2012    to  12/31/2012      141.764919       171.257403            0.0000
  01/01/2013    to  12/31/2013      171.257403       217.489397            0.0000
  01/01/2014    to  04/25/2014      217.489397       226.473177            0.0000
============   ==== ==========      ==========       ==========       ===========
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       13.136943        14.344111          254.8819
  01/01/2012    to  12/31/2012       14.344111        16.706235          254.8819
  01/01/2013    to  12/31/2013       16.706235        21.852881          254.8819
  01/01/2014    to  12/31/2014       21.852881        24.399781          254.8819
============   ==== ==========      ==========       ==========       ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       16.836691        16.869197        2,364.0608
  01/01/2012    to  12/31/2012       16.869197        21.499286        2,485.7274
  01/01/2013    to  12/31/2013       21.499286        27.664415        2,383.5607
  01/01/2014    to  12/31/2014       27.664415        25.700308          719.2319
============   ==== ==========       =========        =========        ==========
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010713         1.047990            0.0000
  01/01/2013    to  12/31/2013        1.047990         1.052652            0.0000
  01/01/2014    to  12/31/2014        1.052652         1.095947            0.0000
============   ==== ==========       =========        =========        ==========
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.213926        10.003552        1,175.1383
  01/01/2012    to  12/31/2012       10.003552        11.682023        1,125.5786
  01/01/2013    to  12/31/2013       11.682023        15.596276        1,051.1817
  01/01/2014    to  12/31/2014       15.596276        16.811629        1,006.8296
============   ==== ==========       =========        =========        ==========
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       22.055277        24.556513        7,443.1598
  01/01/2012    to  12/31/2012       24.556513        27.772107        6,980.4930
  01/01/2013    to  12/31/2013       27.772107        35.685485        6,007.0673
  01/01/2014    to  12/31/2014       35.685485        38.582772        5,668.3779
============   ==== ==========       =========        =========        ==========
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.260164        15.513737        5,163.8243
  01/01/2012    to  12/31/2012       15.513737        18.085742        4,433.5573
  01/01/2013    to  12/31/2013       18.085742        24.999529        3,553.3765
  01/01/2014    to  12/31/2014       24.999529        26.602162        3,020.1010
============   ==== ==========       =========        =========        ==========
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.233089        10.685407            0.0000
  01/01/2014    to  12/31/2014       10.685407        11.073389            0.0000
============   ==== ==========       =========        =========        ==========
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  10/07/2011    to  12/31/2011       10.660463        10.803464            0.0000
  01/01/2012    to  12/31/2012       10.803464        11.176171            0.0000
  01/01/2013    to  04/26/2013       11.176171        11.147420            0.0000
============   ==== ==========       =========        =========        ==========
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012767         1.050036            0.0000
  01/01/2013    to  12/31/2013        1.050036         1.149200            0.0000
  01/01/2014    to  12/31/2014        1.149200         1.212274            0.0000
============   ==== ==========       =========        =========        ==========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       12.005561        12.671555           0.0000
  01/01/2012    to  12/31/2012       12.671555        14.610029           0.0000
  01/01/2013    to  12/31/2013       14.610029        16.874573           0.0000
  01/01/2014    to  12/31/2014       16.874573        17.216912           0.0000
============   ==== ==========       =========        =========       ==========
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       22.810438        24.147479       4,699.2399
  01/01/2012    to  12/31/2012       24.147479        26.892804       4,652.8158
  01/01/2013    to  12/31/2013       26.892804        28.634885       4,595.0574
  01/01/2014    to  12/31/2014       28.634885        29.600344       4,514.3514
============   ==== ==========       =========        =========       ==========
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.005671        10.283298           0.0000
  01/01/2012    to  12/31/2012       10.283298        10.882908           0.0000
  01/01/2013    to  12/31/2013       10.882908        11.143289           0.0000
  01/01/2014    to  12/31/2014       11.143289        11.069251           0.0000
============   ==== ==========       =========        =========       ==========
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.719021         9.767007           0.0000
  01/01/2012    to  12/31/2012        9.767007        10.054067           0.0000
  01/01/2013    to  12/31/2013       10.054067        10.029369           0.0000
  01/01/2014    to  12/31/2014       10.029369         9.994549           0.0000
============   ==== ==========       =========        =========       ==========
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.946735        11.991877           0.0000
  01/01/2012    to  12/31/2012       11.991877        13.513736           0.0000
  01/01/2013    to  12/31/2013       13.513736        13.464108           0.0000
  01/01/2014    to  12/31/2014       13.464108        13.428355           0.0000
============   ==== ==========       =========        =========       ==========
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011       10.167022        10.781962       3,731.8830
  01/01/2012    to  12/31/2012       10.781962        12.411214           0.0000
  01/01/2013    to  12/31/2013       12.411214        15.849987       1,086.5641
  01/01/2014    to  12/31/2014       15.849987        16.424966       1,077.4275
============   ==== ==========       =========        =========       ==========
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.192641         9.383458           0.0000
  01/01/2012    to  12/31/2012        9.383458        10.465180           0.0000
  01/01/2013    to  12/31/2013       10.465180        11.801777           0.0000
  01/01/2014    to  12/31/2014       11.801777        12.760543           0.0000
============   ==== ==========       =========        =========       ==========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  11/12/2012    to  12/31/2012        0.987621         1.013706            0.0000
  01/01/2013    to  12/31/2013        1.013706         1.129006            0.0000
  01/01/2014    to  12/31/2014        1.129006         1.216413            0.0000
============   ==== ==========       =========        =========       ===========
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011       14.952562        15.930335        3,928.4767
  01/01/2012    to  12/31/2012       15.930335        18.533118        3,984.2863
  01/01/2013    to  12/31/2013       18.533118        24.205448        3,984.7785
  01/01/2014    to  12/31/2014       24.205448        24.278381        3,477.2308
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.785477        10.080204        6,127.4905
  01/01/2012    to  12/31/2012       10.080204        11.817517        5,735.7656
  01/01/2013    to  12/31/2013       11.817517        11.072761        5,479.2423
  01/01/2014    to  12/31/2014       11.072761        10.206795        5,025.5809
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       12.626143        12.816060        2,701.2104
  01/01/2012    to  12/31/2012       12.816060        14.755778        2,628.5959
  01/01/2013    to  12/31/2013       14.755778        17.355494        2,618.3111
  01/01/2014    to  12/31/2014       17.355494        15.924843        2,225.9233
============   ==== ==========       =========        =========       ===========
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999808         1.035588            0.0000
============   ==== ==========       =========        =========       ===========
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.814598        15.098543          495.3163
  01/01/2012    to  12/31/2012       15.098543        16.247044          495.3163
  01/01/2013    to  12/31/2013       16.247044        14.535178          495.3163
  01/01/2014    to  12/31/2014       14.535178        14.747780          495.3163
============   ==== ==========       =========        =========       ===========
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       16.300012        16.665641       25,644.9554
  01/01/2012    to  12/31/2012       16.665641        17.956240       23,023.9231
  01/01/2013    to  12/31/2013       17.956240        17.367454       18,801.9472
  01/01/2014    to  12/31/2014       17.367454        17.843899       16,311.9003
============   ==== ==========       =========        =========       ===========
PIONEER FUND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       16.348088        17.614620        2,054.1421
  01/01/2012    to  12/31/2012       17.614620        19.170865        1,554.3428
  01/01/2013    to  12/31/2013       19.170865        25.088677        1,544.3195
  01/01/2014    to  12/31/2014       25.088677        27.444340        1,535.2016
============   ==== ==========       =========        =========       ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  10/07/2011    to  12/31/2011       24.871797        25.494157            0.0000
  01/01/2012    to  12/31/2012       25.494157        28.017476            0.0000
  01/01/2013    to  12/31/2013       28.017476        28.017763            0.0000
  01/01/2014    to  12/31/2014       28.017763        28.855668            0.0000
============   ==== ==========       =========        =========       ===========
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.613882        10.755453            0.0000
  01/01/2012    to  12/31/2012       10.755453        10.939129            0.0000
  01/01/2013    to  12/31/2013       10.939129        10.299529            0.0000
  01/01/2014    to  12/31/2014       10.299529        10.923814            0.0000
============   ==== ==========       =========        =========       ===========
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216095        10.753200            0.0000
  01/01/2014    to  12/31/2014       10.753200        11.519972            0.0000
============   ==== ==========       =========        =========       ===========
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010746         1.068149            0.0000
  01/01/2013    to  12/31/2013        1.068149         1.159797            0.0000
  01/01/2014    to  12/31/2014        1.159797         1.232184            0.0000
============   ==== ==========       =========        =========       ===========
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.010014        11.642906            0.0000
  01/01/2012    to  12/31/2012       11.642906        12.954905            0.0000
  01/01/2013    to  12/31/2013       12.954905        14.426778            0.0000
  01/01/2014    to  12/31/2014       14.426778        15.053018            0.0000
============   ==== ==========       =========        =========       ===========
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.228878        10.868245        1,826.6656
  01/01/2012    to  12/31/2012       10.868245        12.327324        1,705.6486
  01/01/2013    to  12/31/2013       12.327324        14.352831        1,597.3492
  01/01/2014    to  12/31/2014       14.352831        14.914593        1,501.7604
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       42.071479        46.405570        3,920.4239
  01/01/2012    to  12/31/2012       46.405570        53.983597        3,423.1095
  01/01/2013    to  12/31/2013       53.983597        71.213135        3,297.8966
  01/01/2014    to  12/31/2014       71.213135        79.549130        3,189.8686
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.470128        10.164966       18,964.2290
  01/01/2012    to  12/31/2012       10.164966        11.394364       17,739.6161
  01/01/2013    to  12/31/2013       11.394364        15.345991       16,056.4500
  01/01/2014    to  12/31/2014       15.345991        17.065785       16,563.2766
============   ==== ==========       =========        =========       ===========

                                   1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       14.146260        15.524057        7,099.2374
   01/01/2014                             to  12/31/2014       15.524057        14.796430        6,962.8485
=============                            ==== ==========       =========        =========       ===========
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
   10/07/2011                             to  12/31/2011        7.305074         7.583656            0.0000
   01/01/2012                             to  12/31/2012        7.583656         8.781971            0.0000
   01/01/2013                             to  04/26/2013        8.781971         9.108137            0.0000
=============                            ==== ==========       =========        =========       ===========
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       16.233792        16.427651            0.0000
   01/01/2012                             to  12/31/2012       16.427651        16.778460            0.0000
   01/01/2013                             to  12/31/2013       16.778460        16.119922            0.0000
   01/01/2014                             to  12/31/2014       16.119922        16.763690            0.0000
=============                            ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.466428        10.432759       12,869.7227
   01/01/2012                             to  12/31/2012       10.432759        10.286924       14,296.1254
   01/01/2013                             to  12/31/2013       10.286924        10.143906       12,323.7429
   01/01/2014                             to  12/31/2014       10.143906        10.002876       12,241.1815
=============                            ==== ==========       =========        =========       ===========
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       15.021444        17.907061          714.2934
   01/01/2014                             to  12/31/2014       17.907061        19.578596          260.9192
=============                            ==== ==========       =========        =========       ===========
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       12.817512        13.230706          636.9405
   01/01/2012                             to  12/31/2012       13.230706        13.831133          655.6685
   01/01/2013                             to  04/26/2013       13.831133        14.924427            0.0000
=============                            ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.692091        12.170454        2,694.4130
   01/01/2012                             to  12/31/2012       12.170454        13.867318        2,895.4428
   01/01/2013                             to  12/31/2013       13.867318        18.697531        3,019.0815
   01/01/2014                             to  12/31/2014       18.697531        20.049645        1,745.7638
=============                            ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        7.108861         7.512522            0.0000
   01/01/2012                             to  12/31/2012        7.512522         8.346300            0.0000
   01/01/2013                             to  04/26/2013        8.346300         8.969483            0.0000
=============                            ==== ==========       =========        =========       ===========

                                   1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       13.235956        14.567112        3,680.0801
   01/01/2012                             to  12/31/2012       14.567112        16.027083        3,074.7498
   01/01/2013                             to  12/31/2013       16.027083        21.574346        3,067.5252
   01/01/2014                             to  12/31/2014       21.574346        21.630529        2,072.8284
=============                            ==== ==========       =========        =========        ==========
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.221904        14.240851            0.0000
   01/01/2012                             to  12/31/2012       14.240851        16.555969            0.0000
   01/01/2013                             to  12/31/2013       16.555969        20.832100            0.0000
   01/01/2014                             to  12/31/2014       20.832100        19.167239            0.0000
=============                            ==== ==========       =========        =========        ==========
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       13.947997        14.224312            0.0000
=============                            ==== ==========       =========        =========        ==========
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       14.552711        14.959931        3,729.0028
=============                            ==== ==========       =========        =========        ==========
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       11.729047        12.131028            0.0000
   01/01/2012                             to  12/31/2012       12.131028        13.266703            0.0000
   01/01/2013                             to  12/31/2013       13.266703        14.270071            0.0000
   01/01/2014                             to  04/25/2014       14.270071        14.387473            0.0000
=============                            ==== ==========       =========        =========        ==========
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       11.514220        11.969236        3,688.7311
   01/01/2012                             to  12/31/2012       11.969236        13.264763        3,662.3395
   01/01/2013                             to  12/31/2013       13.264763        14.941129        3,638.8549
   01/01/2014                             to  04/25/2014       14.941129        15.007289            0.0000
=============                            ==== ==========       =========        =========        ==========
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       14.965675        15.501026            0.0000
=============                            ==== ==========       =========        =========        ==========
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       11.059060        11.564314            0.0000
   01/01/2012                             to  12/31/2012       11.564314        12.991262            0.0000
   01/01/2013                             to  12/31/2013       12.991262        15.298349            0.0000
   01/01/2014                             to  04/25/2014       15.298349        15.319850            0.0000
=============                            ==== ==========       =========        =========        ==========
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       14.938744        15.562407        3,191.8574
=============                            ==== ==========       =========        =========        ==========

                                   1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
 FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        8.781220         9.373272            0.0000
   01/01/2012                             to  12/31/2012        9.373272        10.732527            0.0000
   01/01/2013                             to  04/26/2013       10.732527        11.554139            0.0000
=============                            ==== ==========       =========        =========       ===========
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       10.615714        11.200053       13,121.6077
   01/01/2012                             to  12/31/2012       11.200053        12.779627            0.0000
   01/01/2013                             to  12/31/2013       12.779627        15.867726            0.0000
   01/01/2014                             to  04/25/2014       15.867726        15.803613            0.0000
=============                            ==== ==========       =========        =========       ===========
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       15.043523        16.533463            0.0000
   01/01/2012                             to  12/31/2012       16.533463        19.117308            0.0000
   01/01/2013                             to  12/31/2013       19.117308        25.026044            0.0000
   01/01/2014                             to  12/31/2014       25.026044        26.951547            0.0000
=============                            ==== ==========       =========        =========       ===========
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.991894        11.972839          840.0190
   01/01/2012                             to  12/31/2012       11.972839        13.629727           87.5490
   01/01/2013                             to  12/31/2013       13.629727        17.704209           86.8003
   01/01/2014                             to  12/31/2014       17.704209        19.748818            0.0000
=============                            ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       18.897313        22.080341            0.0000
   01/01/2014                             to  12/31/2014       22.080341        24.073061            0.0000
=============                            ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        8.041823         8.727061            0.0000
   01/01/2012                             to  12/31/2012        8.727061         9.802627            0.0000
   01/01/2013                             to  04/26/2013        9.802627        10.737897            0.0000
=============                            ==== ==========       =========        =========       ===========
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       10.767529        10.885092            0.0000
   01/01/2012                             to  12/31/2012       10.885092        12.658483            0.0000
   01/01/2013                             to  12/31/2013       12.658483        15.158408            0.0000
   01/01/2014                             to  12/31/2014       15.158408        14.001393            0.0000
=============                            ==== ==========       =========        =========       ===========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       20.072182        25.065607           54.3052
   01/01/2014                             to  12/31/2014       25.065607        24.642861            0.0000
=============                            ==== ==========       =========        =========       ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011       13.334406        14.561957           67.2321
  01/01/2012    to  12/31/2012       14.561957        15.117416           66.6068
  01/01/2013    to  04/26/2013       15.117416        16.391440            0.0000
============   ==== ==========       =========        =========       ===========
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  10/07/2011    to  12/31/2011       14.687010        16.576659            0.0000
  01/01/2012    to  12/31/2012       16.576659        18.951311            0.0000
  01/01/2013    to  12/31/2013       18.951311        25.811950            0.0000
  01/01/2014    to  12/31/2014       25.811950        26.657041            0.0000
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.424984        22.002126        8,293.7517
  01/01/2014    to  12/31/2014       22.002126        23.611139        9,336.0340
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011        6.111862         6.149678        1,492.5638
  01/01/2012    to  12/31/2012        6.149678         6.798564        1,506.3298
  01/01/2013    to  04/26/2013        6.798564         7.109403            0.0000
============   ==== ==========       =========        =========       ===========
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.806800        15.459213            0.0000
  01/01/2012    to  12/31/2012       15.459213        15.636178            0.0000
  01/01/2013    to  12/31/2013       15.636178        17.077069            0.0000
  01/01/2014    to  12/31/2014       17.077069        13.669772            0.0000
============   ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       17.932972        18.038617            0.0000
  01/01/2012    to  12/31/2012       18.038617        18.328610            0.0000
  01/01/2013    to  12/31/2013       18.328610        17.910177            0.0000
  01/01/2014    to  12/31/2014       17.910177        18.111555            0.0000
============   ==== ==========       =========        =========       ===========
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  10/07/2011    to  12/31/2011       11.107354        12.154912       26,023.6926
  01/01/2012    to  12/31/2012       12.154912        13.507356       22,699.9065
  01/01/2013    to  12/31/2013       13.507356        17.785459       19,568.7217
  01/01/2014    to  12/31/2014       17.785459        19.370331       15,389.7505
============   ==== ==========       =========        =========       ===========

FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.



The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
First MetLife Investors Variable Annuity Account One and Board of Directors of
First MetLife Investors Insurance Company

We have audited the accompanying statements of assets and liabilities of First MetLife Investors Variable Annuity Account One (the "Separate Account") of First MetLife Investors Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2014, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2014, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2015

This page is intentionally left blank.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2014


                                                                                             AMERICAN FUNDS
                                                AMERICAN FUNDS        AMERICAN FUNDS          GLOBAL SMALL         AMERICAN FUNDS
                                                     BOND              GLOBAL GROWTH         CAPITALIZATION            GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------   -------------------   --------------------   -------------------
ASSETS:
   Investments at fair value...............  $         11,308,400   $        25,669,471   $          4,933,167   $        56,173,870
   Due from First MetLife Investors
     Insurance Company.....................                    --                    --                     --                    --
                                             --------------------   -------------------   --------------------   -------------------
       Total Assets........................            11,308,400            25,669,471              4,933,167            56,173,870
                                             --------------------   -------------------   --------------------   -------------------
LIABILITIES:
   Accrued fees............................                    --                    11                     20                    10
   Due to First MetLife Investors
     Insurance Company.....................                    --                    --                      1                     2
                                             --------------------   -------------------   --------------------   -------------------
       Total Liabilities...................                    --                    11                     21                    12
                                             --------------------   -------------------   --------------------   -------------------

NET ASSETS.................................  $         11,308,400   $        25,669,460   $          4,933,146   $        56,173,858
                                             ====================   ===================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $         11,308,400   $        25,669,460   $          4,933,146   $        56,142,627
   Net assets from contracts in payout.....                    --                    --                     --                31,231
                                             --------------------   -------------------   --------------------   -------------------
       Total Net Assets....................  $         11,308,400   $        25,669,460   $          4,933,146   $        56,173,858
                                             ====================   ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                             AMERICAN FUNDS       FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                              GROWTH-INCOME        CONTRAFUND           EQUITY-INCOME            MID CAP
                                               SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        29,698,706  $        21,423,351  $             87,593  $        16,755,847
   Due from First MetLife Investors
     Insurance Company..................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
        Total Assets....................           29,698,706           21,423,351                87,593           16,755,847
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   10                   35                    11                   --
   Due to First MetLife Investors
     Insurance Company..................                    1                   --                     1                   --
                                          -------------------  -------------------  --------------------  -------------------
        Total Liabilities...............                   11                   35                    12                   --
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        29,698,695  $        21,423,316  $             87,581  $        16,755,847
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        29,667,825  $        21,423,316  $             87,581  $        16,755,847
   Net assets from contracts in payout..               30,870                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
        Total Net Assets................  $        29,698,695  $        21,423,316  $             87,581  $        16,755,847
                                          ===================  ===================  ====================  ===================

                                             FTVIPT FRANKLIN       FTVIPT FRANKLIN     FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                               INCOME VIP         MUTUAL SHARES VIP  SMALL CAP VALUE VIP       FOREIGN VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         24,536,019  $         4,285,029  $         3,653,633  $         12,938,533
   Due from First MetLife Investors
     Insurance Company..................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................            24,536,019            4,285,029            3,653,633            12,938,533
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     7                    3                    3                    16
   Due to First MetLife Investors
     Insurance Company..................                    --                   --                   --                     1
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                     7                    3                    3                    17
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         24,536,012  $         4,285,026  $         3,653,630  $         12,938,516
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         24,536,012  $         4,285,026  $         3,653,630  $         12,929,447
   Net assets from contracts in payout..                    --                   --                   --                 9,069
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $         24,536,012  $         4,285,026  $         3,653,630  $         12,938,516
                                          ====================  ===================  ===================  ====================

                                            FTVIPT TEMPLETON        INVESCO V.I.
                                             GLOBAL BOND VIP      EQUITY AND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         12,391,363  $        19,615,980
   Due from First MetLife Investors
     Insurance Company..................                    --                   --
                                          --------------------  -------------------
        Total Assets....................            12,391,363           19,615,980
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     2                    3
   Due to First MetLife Investors
     Insurance Company..................                     1                    1
                                          --------------------  -------------------
        Total Liabilities...............                     3                    4
                                          --------------------  -------------------

NET ASSETS..............................  $         12,391,360  $        19,615,976
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         12,391,360  $        19,615,976
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
        Total Net Assets................  $         12,391,360  $        19,615,976
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                       LMPVET                LMPVET                LMPVET
                                              INVESCO V.I.      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                          INTERNATIONAL GROWTH    AGGRESSIVE GROWTH       APPRECIATION          EQUITY INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............   $        11,092,699  $         19,900,042  $         26,063,184   $        16,774,623
   Due from First MetLife Investors
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            11,092,699            19,900,042            26,063,184            16,774,623
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    16                    26                    18                    10
   Due to First MetLife Investors
     Insurance Company..................                    --                    --                    14                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    16                    26                    32                    10
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................   $        11,092,683  $         19,900,016  $         26,063,152   $        16,774,613
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        11,092,683  $         19,867,302  $         26,063,152   $        16,774,613
   Net assets from contracts in payout..                    --                32,714                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................   $        11,092,683  $         19,900,016  $         26,063,152   $        16,774,613
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE   VARIABLE LIFESTYLE
                                            LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH       ALLOCATION 50%
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $            261,704   $           391,520  $          5,087,123  $         2,748,800
   Due from First MetLife Investors
     Insurance Company..................                    --                     1                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Assets....................               261,704               391,521             5,087,123            2,748,800
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    19                    20                    23                   13
   Due to First MetLife Investors
     Insurance Company..................                    --                    --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                    19                    20                    23                   13
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $            261,685   $           391,501  $          5,087,100  $         2,748,787
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            261,685   $           391,501  $          5,087,100  $         2,748,787
   Net assets from contracts in payout..                    --                    --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $            261,685   $           391,501  $          5,087,100  $         2,748,787
                                          ====================  ====================  ====================  ===================

                                                LMPVET                LMPVET
                                          VARIABLE LIFESTYLE    VARIABLE LIFESTYLE
                                            ALLOCATION 70%        ALLOCATION 85%
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $            76,183  $          1,440,427
   Due from First MetLife Investors
     Insurance Company..................                    1                    --
                                          -------------------  --------------------
        Total Assets....................               76,184             1,440,427
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    7                    21
   Due to First MetLife Investors
     Insurance Company..................                   --                    --
                                          -------------------  --------------------
        Total Liabilities...............                    7                    21
                                          -------------------  --------------------

NET ASSETS..............................  $            76,177  $          1,440,406
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            76,177  $          1,440,406
   Net assets from contracts in payout..                   --                    --
                                          -------------------  --------------------
        Total Net Assets................  $            76,177  $          1,440,406
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                 LMPVIT                 MIST              MIST ALLIANZ
                                              WESTERN ASSET       ALLIANCEBERNSTEIN     GLOBAL INVESTORS       MIST AMERICAN
                                          VARIABLE GLOBAL HIGH     GLOBAL DYNAMIC            DYNAMIC          FUNDS BALANCED
                                               YIELD BOND            ALLOCATION         MULTI-ASSET PLUS        ALLOCATION
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $          9,114,647  $        165,816,129  $           453,108  $        227,310,135
   Due from First MetLife Investors
     Insurance Company..................                    --                    --                   --                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Assets....................             9,114,647           165,816,129              453,108           227,310,135
                                          --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    20                    28                   11                    12
   Due to First MetLife Investors
     Insurance Company..................                    --                     1                   --                     1
                                          --------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                    20                    29                   11                    13
                                          --------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $          9,114,627  $        165,816,100  $           453,097  $        227,310,122
                                          ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          9,114,627  $        165,790,723  $           453,097  $        227,310,122
   Net assets from contracts in payout..                    --                25,377                   --                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $          9,114,627  $        165,816,100  $           453,097  $        227,310,122
                                          ====================  ====================  ===================  ====================


                                              MIST AMERICAN                              MIST AMERICAN
                                              FUNDS GROWTH         MIST AMERICAN        FUNDS MODERATE        MIST AQR GLOBAL
                                               ALLOCATION          FUNDS GROWTH           ALLOCATION           RISK BALANCED
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        102,586,069  $        49,790,338  $        118,528,950  $        164,216,996
   Due from First MetLife Investors
     Insurance Company..................                    --                   --                     1                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................           102,586,069           49,790,338           118,528,951           164,216,996
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     5                   26                    11                    23
   Due to First MetLife Investors
     Insurance Company..................                    --                    1                    --                     1
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                     5                   27                    11                    24
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        102,586,064  $        49,790,311  $        118,528,940  $        164,216,972
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        102,586,064  $        49,790,311  $        118,528,940  $        164,195,141
   Net assets from contracts in payout..                    --                   --                    --                21,831
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $        102,586,064  $        49,790,311  $        118,528,940  $        164,216,972
                                          ====================  ===================  ====================  ====================


                                             MIST BLACKROCK
                                             GLOBAL TACTICAL       MIST BLACKROCK
                                               STRATEGIES            HIGH YIELD
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        301,995,822  $         20,028,940
   Due from First MetLife Investors
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           301,995,822            20,028,940
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    20                    32
   Due to First MetLife Investors
     Insurance Company..................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    20                    33
                                          --------------------  --------------------

NET ASSETS..............................  $        301,995,802  $         20,028,907
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        301,995,802  $         20,028,907
   Net assets from contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................  $        301,995,802  $         20,028,907
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                                               MIST HARRIS
                                           MIST CLARION GLOBAL    MIST CLEARBRIDGE       MIST GOLDMAN            OAKMARK
                                               REAL ESTATE        AGGRESSIVE GROWTH   SACHS MID CAP VALUE     INTERNATIONAL
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         27,853,633  $        57,875,943  $         25,990,526  $        61,491,788
   Due from First MetLife Investors
     Insurance Company..................                    --                    1                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................            27,853,633           57,875,944            25,990,526           61,491,788
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    25                   52                    10                   44
   Due to First MetLife Investors
     Insurance Company..................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    25                   52                    10                   44
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         27,853,608  $        57,875,892  $         25,990,516  $        61,491,744
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         27,853,608  $        57,832,454  $         25,990,516  $        61,444,733
   Net assets from contracts in payout..                    --               43,438                    --               47,011
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         27,853,608  $        57,875,892  $         25,990,516  $        61,491,744
                                          ====================  ===================  ====================  ===================

                                              MIST INVESCO
                                              BALANCED-RISK        MIST INVESCO          MIST INVESCO         MIST INVESCO
                                               ALLOCATION            COMSTOCK            MID CAP VALUE      SMALL CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        35,248,398  $         43,159,212  $        21,071,108  $         27,218,212
   Due from First MetLife Investors
     Insurance Company..................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................           35,248,398            43,159,212           21,071,108            27,218,212
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   14                    20                   28                    38
   Due to First MetLife Investors
     Insurance Company..................                    1                     1                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   15                    21                   28                    38
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        35,248,383  $         43,159,191  $        21,071,080  $         27,218,174
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        35,248,383  $         43,106,088  $        21,071,080  $         27,217,704
   Net assets from contracts in payout..                   --                53,103                   --                   470
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $        35,248,383  $         43,159,191  $        21,071,080  $         27,218,174
                                          ===================  ====================  ===================  ====================

                                                                   MIST JPMORGAN
                                              MIST JPMORGAN        GLOBAL ACTIVE
                                                CORE BOND           ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $        28,756,412  $         54,838,121
   Due from First MetLife Investors
     Insurance Company..................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................           28,756,412            54,838,121
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    5                    34
   Due to First MetLife Investors
     Insurance Company..................                    1                    --
                                          -------------------  --------------------
       Total Liabilities................                    6                    34
                                          -------------------  --------------------

NET ASSETS..............................  $        28,756,406  $         54,838,087
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        28,713,306  $         54,838,087
   Net assets from contracts in payout..               43,100                    --
                                          -------------------  --------------------
       Total Net Assets.................  $        28,756,406  $         54,838,087
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                             MIST JPMORGAN      MIST LOOMIS SAYLES     MIST LORD ABBETT      MIST MET/EATON
                                            SMALL CAP VALUE       GLOBAL MARKETS        BOND DEBENTURE     VANCE FLOATING RATE
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         4,532,761  $         20,560,397  $         27,547,441  $         7,288,218
   Due from First MetLife Investors
     Insurance Company..................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................            4,532,761            20,560,397            27,547,441            7,288,218
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   37                     9                    36                    5
   Due to First MetLife Investors
     Insurance Company..................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                   37                     9                    36                    5
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $         4,532,724  $         20,560,388  $         27,547,405  $         7,288,213
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,532,724  $         20,560,388  $         27,503,411  $         7,288,213
   Net assets from contracts in payout..                   --                    --                43,994                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $         4,532,724  $         20,560,388  $         27,547,405  $         7,288,213
                                          ===================  ====================  ====================  ===================

                                            MIST MET/FRANKLIN
                                           LOW DURATION TOTAL   MIST MET/TEMPLETON        MIST METLIFE          MIST METLIFE
                                                 RETURN         INTERNATIONAL BOND    ASSET ALLOCATION 100      BALANCED PLUS
                                               SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         19,463,231  $         3,439,608   $        111,647,849  $        405,567,752
   Due from First MetLife Investors
     Insurance Company..................                    --                   --                     --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            19,463,231            3,439,608            111,647,849           405,567,752
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    16                   26                     23                     7
   Due to First MetLife Investors
     Insurance Company..................                    --                   --                     --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    16                   26                     23                     7
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         19,463,215  $         3,439,582   $        111,647,826  $        405,567,745
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         19,463,215  $         3,439,582   $        111,647,826  $        405,567,745
   Net assets from contracts in payout..                    --                   --                     --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         19,463,215  $         3,439,582   $        111,647,826  $        405,567,745
                                          ====================  ====================  ====================  ====================

                                              MIST METLIFE
                                               MULTI-INDEX         MIST METLIFE
                                              TARGETED RISK       SMALL CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $        23,914,458  $         37,535,502
   Due from First MetLife Investors
     Insurance Company..................                   --                    --
                                          -------------------  --------------------
        Total Assets....................           23,914,458            37,535,502
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   11                    27
   Due to First MetLife Investors
     Insurance Company..................                    1                     1
                                          -------------------  --------------------
        Total Liabilities...............                   12                    28
                                          -------------------  --------------------

NET ASSETS..............................  $        23,914,446  $         37,535,474
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        23,914,446  $         37,535,139
   Net assets from contracts in payout..                   --                   335
                                          -------------------  --------------------
        Total Net Assets................  $        23,914,446  $         37,535,474
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                         MIST MORGAN
                                           MIST MFS EMERGING    MIST MFS RESEARCH      STANLEY MID CAP     MIST OPPENHEIMER
                                            MARKETS EQUITY        INTERNATIONAL            GROWTH            GLOBAL EQUITY
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        32,387,535  $        33,145,478  $        10,714,889  $         4,489,296
   Due from First MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................           32,387,535           33,145,478           10,714,889            4,489,296
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   31                   35                   50                   55
   Due to First MetLife Investors
     Insurance Company..................                    1                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   32                   35                   50                   55
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        32,387,503  $        33,145,443  $        10,714,839  $         4,489,241
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        32,387,503  $        33,145,443  $        10,664,981  $         4,489,241
   Net assets from contracts in payout..                   --                   --               49,858                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        32,387,503  $        33,145,443  $        10,714,839  $         4,489,241
                                          ===================  ===================  ===================  ===================

                                             MIST PANAGORA          MIST PIMCO
                                          GLOBAL DIVERSIFIED    INFLATION PROTECTED       MIST PIMCO
                                                 RISK                  BOND              TOTAL RETURN       MIST PIONEER FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $           246,190  $        75,779,639   $       164,503,070  $        15,956,944
   Due from First MetLife Investors
     Insurance Company..................                   --                   --                    --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................              246,190           75,779,639           164,503,070           15,956,944
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    8                   28                    35                  100
   Due to First MetLife Investors
     Insurance Company..................                   --                   --                     1                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                    8                   28                    36                  100
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $           246,182  $        75,779,611   $       164,503,034  $        15,956,844
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           246,182  $        75,758,604   $       164,503,034  $        15,956,844
   Net assets from contracts in payout..                   --               21,007                    --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $           246,182  $        75,779,611   $       164,503,034  $        15,956,844
                                          ===================  ====================  ===================  ===================


                                             MIST PIONEER         MIST PYRAMIS
                                           STRATEGIC INCOME     GOVERNMENT INCOME
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        54,657,110  $        49,486,711
   Due from First MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           54,657,110           49,486,711
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   27                   26
   Due to First MetLife Investors
     Insurance Company..................                    1                   --
                                          -------------------  -------------------
       Total Liabilities................                   28                   26
                                          -------------------  -------------------

NET ASSETS..............................  $        54,657,082  $        49,486,685
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        54,657,082  $        49,486,685
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        54,657,082  $        49,486,685
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                             MIST PYRAMIS         MIST SCHRODERS      MIST SSGA GROWTH         MIST SSGA
                                             MANAGED RISK       GLOBAL MULTI-ASSET     AND INCOME ETF         GROWTH ETF
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        10,475,795  $        22,196,634  $         94,142,090  $        54,196,185
   Due from First MetLife Investors
     Insurance Company..................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           10,475,795           22,196,634            94,142,090           54,196,185
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   14                   46                    15                   19
   Due to First MetLife Investors
     Insurance Company..................                   --                   --                    --                    1
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   14                   46                    15                   20
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        10,475,781  $        22,196,588  $         94,142,075  $        54,196,165
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        10,475,781  $        22,196,588  $         93,902,085  $        54,196,165
   Net assets from contracts in payout..                   --                   --               239,990                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        10,475,781  $        22,196,588  $         94,142,075  $        54,196,165
                                          ===================  ===================  ====================  ===================


                                          MIST T. ROWE PRICE   MIST T. ROWE PRICE        MIST WMC         MSF BAILLIE GIFFORD
                                            LARGE CAP VALUE      MID CAP GROWTH     LARGE CAP RESEARCH    INTERNATIONAL STOCK
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        62,822,231  $        45,839,337  $         1,689,638  $        16,634,674
   Due from First MetLife Investors
     Insurance Company..................                   --                   --                   --                    1
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................           62,822,231           45,839,337            1,689,638           16,634,675
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   41                   23                   23                   23
   Due to First MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   41                   23                   23                   23
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        62,822,190  $        45,839,314  $         1,689,615  $        16,634,652
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        62,796,611  $        45,839,314  $         1,689,615  $        16,594,467
   Net assets from contracts in payout..               25,579                   --                   --               40,185
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        62,822,190  $        45,839,314  $         1,689,615  $        16,634,652
                                          ===================  ===================  ===================  ====================

                                              MSF BARCLAYS
                                             AGGREGATE BOND        MSF BLACKROCK
                                                  INDEX             BOND INCOME
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         12,777,947  $         9,357,950
   Due from First MetLife Investors
     Insurance Company..................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................            12,777,947            9,357,950
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    15                   33
   Due to First MetLife Investors
     Insurance Company..................                    --                    1
                                          --------------------  -------------------
       Total Liabilities................                    15                   34
                                          --------------------  -------------------

NET ASSETS..............................  $         12,777,932  $         9,357,916
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         12,777,932  $         9,357,916
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
       Total Net Assets.................  $         12,777,932  $         9,357,916
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014




                                              MSF BLACKROCK         MSF BLACKROCK        MSF FRONTIER         MSF JENNISON
                                          CAPITAL APPRECIATION      MONEY MARKET        MID CAP GROWTH           GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $          1,260,055  $        54,972,089  $         10,097,125  $        53,285,438
   Due from First MetLife Investors
     Insurance Company..................                    --                   32                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................             1,260,055           54,972,121            10,097,125           53,285,438
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    50                   77                    15                   41
   Due to First MetLife Investors
     Insurance Company..................                    --                   --                     1                    1
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    50                   77                    16                   42
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $          1,260,005  $        54,972,044  $         10,097,109  $        53,285,396
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,260,005  $        54,942,523  $         10,097,109  $        53,285,396
   Net assets from contracts in payout..                    --               29,521                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $          1,260,005  $        54,972,044  $         10,097,109  $        53,285,396
                                          ====================  ===================  ====================  ===================

                                                                                                               MSF MET/
                                                                                                              DIMENSIONAL
                                            MSF LOOMIS SAYLES   MSF LOOMIS SAYLES      MSF MET/ARTISAN       INTERNATIONAL
                                             SMALL CAP CORE     SMALL CAP GROWTH        MID CAP VALUE        SMALL COMPANY
                                               SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $           896,252  $           565,110  $        16,796,931  $          4,465,973
   Due from First MetLife Investors
     Insurance Company..................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................              896,252              565,110           16,796,931             4,465,973
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    6                   26                   22                    33
   Due to First MetLife Investors
     Insurance Company..................                   --                   --                    1                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                    6                   26                   23                    33
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $           896,246  $           565,084  $        16,796,908  $          4,465,940
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           845,626  $           565,084  $        16,796,908  $          4,465,940
   Net assets from contracts in payout..               50,620                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $           896,246  $           565,084  $        16,796,908  $          4,465,940
                                          ===================  ===================  ===================  ====================



                                               MSF METLIFE           MSF METLIFE
                                           ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        10,621,627   $        452,115,922
   Due from First MetLife Investors
     Insurance Company..................                   --                     --
                                          --------------------  --------------------
       Total Assets.....................           10,621,627            452,115,922
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   11                     24
   Due to First MetLife Investors
     Insurance Company..................                   --                      1
                                          --------------------  --------------------
       Total Liabilities................                   11                     25
                                          --------------------  --------------------

NET ASSETS..............................  $        10,621,616   $        452,115,897
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        10,621,616   $        452,115,897
   Net assets from contracts in payout..                   --                     --
                                          --------------------  --------------------
       Total Net Assets.................  $        10,621,616   $        452,115,897
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                               MSF METLIFE           MSF METLIFE          MSF METLIFE           MSF METLIFE
                                           ASSET ALLOCATION 60   ASSET ALLOCATION 80  MID CAP STOCK INDEX       STOCK INDEX
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       605,007,268   $        461,170,677  $         6,658,677  $        52,404,282
   Due from First MetLife Investors
     Insurance Company..................                   --                     --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Assets.....................          605,007,268            461,170,677            6,658,677           52,404,282
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   19                     21                   14                   31
   Due to First MetLife Investors
     Insurance Company..................                    1                      1                    1                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   20                     22                   15                   31
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $       605,007,248   $        461,170,655  $         6,658,662  $        52,404,251
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       604,970,302   $        461,136,213  $         6,658,662  $        52,402,742
   Net assets from contracts in payout..               36,946                 34,442                   --                1,509
                                          --------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $       605,007,248   $        461,170,655  $         6,658,662  $        52,404,251
                                          ====================  ====================  ===================  ===================

                                                 MSF MFS                                  MSF MSCI            MSF NEUBERGER
                                              TOTAL RETURN         MSF MFS VALUE         EAFE INDEX          BERMAN GENESIS
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         8,996,491  $         24,125,347  $         5,332,226  $        13,660,359
   Due from First MetLife Investors
     Insurance Company..................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................            8,996,491            24,125,347            5,332,226           13,660,359
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   32                    40                   15                   50
   Due to First MetLife Investors
     Insurance Company..................                    1                    --                    1                    1
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   33                    40                   16                   51
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         8,996,458  $         24,125,307  $         5,332,210  $        13,660,308
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         8,996,458  $         24,125,307  $         5,332,210  $        13,588,988
   Net assets from contracts in payout..                   --                    --                   --               71,320
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $         8,996,458  $         24,125,307  $         5,332,210  $        13,660,308
                                          ===================  ====================  ===================  ===================

                                            MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                  INDEX          LARGE CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $          9,534,838  $        19,378,116
   Due from First MetLife Investors
     Insurance Company..................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................             9,534,838           19,378,116
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    26                   16
   Due to First MetLife Investors
     Insurance Company..................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                    26                   16
                                          --------------------  -------------------

NET ASSETS..............................  $          9,534,812  $        19,378,100
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          9,534,812  $        19,378,100
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
       Total Net Assets.................  $          9,534,812  $        19,378,100
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                       MSF WESTERN ASSET
                                                                    MSF VAN ECK           MANAGEMENT        MSF WESTERN ASSET
                                            MSF T. ROWE PRICE     GLOBAL NATURAL        STRATEGIC BOND         MANAGEMENT
                                            SMALL CAP GROWTH         RESOURCES           OPPORTUNITIES       U.S. GOVERNMENT
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $            525,429  $         5,499,709  $             21,179  $        30,830,739
   Due from First MetLife Investors
     Insurance Company..................                     1                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................               525,430            5,499,709                21,179           30,830,739
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    15                   24                     9                    4
   Due to First MetLife Investors
     Insurance Company..................                    --                    1                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    15                   25                     9                    4
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $            525,415  $         5,499,684  $             21,170  $        30,830,735
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            525,415  $         5,499,684  $             21,170  $        30,830,735
   Net assets from contracts in payout..                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $            525,415  $         5,499,684  $             21,170  $        30,830,735
                                          ====================  ===================  ====================  ===================


                                                                   OPPENHEIMER VA
                                              MSF WMC CORE           MAIN STREET           PIMCO VIT             PIMCO VIT
                                          EQUITY OPPORTUNITIES        SMALL CAP           HIGH YIELD           LOW DURATION
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............   $        72,198,118  $         4,979,607  $            168,450  $            70,827
   Due from First MetLife Investors
     Insurance Company..................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................            72,198,118            4,979,607               168,450               70,827
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    45                    2                     8                   10
   Due to First MetLife Investors
     Insurance Company..................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    45                    2                     8                   10
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................   $        72,198,073  $         4,979,605  $            168,442  $            70,817
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        72,198,073  $         4,979,605  $            168,442  $            70,817
   Net assets from contracts in payout..                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................   $        72,198,073  $         4,979,605  $            168,442  $            70,817
                                          ====================  ===================  ====================  ===================



                                               PIONEER VCT           PIONEER VCT
                                              MID CAP VALUE      REAL ESTATE SHARES
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $          2,392,139  $            11,320
   Due from First MetLife Investors
     Insurance Company..................                    --                    1
                                          --------------------  -------------------
       Total Assets.....................             2,392,139               11,321
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    11                    4
   Due to First MetLife Investors
     Insurance Company..................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                    11                    4
                                          --------------------  -------------------

NET ASSETS..............................  $          2,392,128  $            11,317
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,392,128  $            11,317
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
       Total Net Assets.................  $          2,392,128  $            11,317
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2014



                                                PUTNAM VT              PUTNAM VT        RUSSELL AGGRESSIVE
                                              EQUITY INCOME        MULTI-CAP GROWTH           EQUITY            RUSSELL CORE BOND
                                               SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                          ---------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $              53,645  $            309,121  $               3,984  $             23,672
   Due from First MetLife Investors
     Insurance Company..................                      1                    --                      1                    --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Assets....................                 53,646               309,121                  3,985                23,672
                                          ---------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     19                     1                     10                     3
   Due to First MetLife Investors
     Insurance Company..................                     --                    --                     --                    --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                     19                     1                     10                     3
                                          ---------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $              53,627  $            309,120  $               3,975  $             23,669
                                          =====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              53,627  $            309,120  $               3,975  $             23,669
   Net assets from contracts in payout..                     --                    --                     --                    --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $              53,627  $            309,120  $               3,975  $             23,669
                                          =====================  ====================  =====================  ====================

                                                                                                              TAP 1919 VARIABLE
                                           RUSSELL GLOBAL REAL   RUSSELL MULTI-STYLE                         SOCIALLY RESPONSIVE
                                            ESTATE SECURITIES          EQUITY           RUSSELL NON-U.S.          BALANCED
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $              7,811  $             41,535  $             11,765  $             13,709
   Due from First MetLife Investors
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................                 7,811                41,535                11,765                13,709
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     3                     4                     4                     6
   Due to First MetLife Investors
     Insurance Company..................                     1                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     4                     4                     4                     6
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $              7,807  $             41,531  $             11,761  $             13,703
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              7,807  $             41,531  $             11,761  $             13,703
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $              7,807  $             41,531  $             11,761  $             13,703
                                          ====================  ====================  ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                           AMERICAN FUNDS
                                               AMERICAN FUNDS        AMERICAN FUNDS         GLOBAL SMALL        AMERICAN FUNDS
                                                    BOND              GLOBAL GROWTH        CAPITALIZATION           GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           214,088  $            298,900  $             6,149  $            440,211
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              120,829               330,639               48,391               707,451
      Administrative charges...............               27,588                64,916               12,542               142,104
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................              148,417               395,555               60,933               849,555
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....               65,671              (96,655)             (54,784)             (409,344)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                4,029             2,562,787               22,363             2,775,462
      Realized gains (losses) on sale of
        investments........................               13,298               570,862              163,099             2,262,821
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....               17,327             3,133,649              185,462             5,038,283
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              335,947           (2,843,013)             (76,267)             (847,936)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              353,274               290,636              109,195             4,190,347
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           418,945  $            193,981  $            54,411  $          3,781,003
                                             ===================  ====================  ===================  ====================


                                               AMERICAN FUNDS         FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                                GROWTH-INCOME          CONTRAFUND          EQUITY-INCOME            MID CAP
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           378,933  $            178,607  $             2,296  $              3,164
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              403,448               273,778                  998               184,701
      Administrative charges...............               75,469                53,274                  213                41,721
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................              478,917               327,052                1,211               226,422
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....             (99,984)             (148,445)                1,085             (223,258)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,467,564               419,745                1,221               399,082
      Realized gains (losses) on sale of
        investments........................            1,293,397               707,495                  321               310,309
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            2,760,961             1,127,240                1,542               709,391
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (83,669)             1,074,730                3,091               266,685
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,677,292             2,201,970                4,633               976,076
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,577,308  $          2,053,525  $             5,718  $            752,818
                                             ===================  ====================  ===================  ====================


                                                FTVIPT FRANKLIN      FTVIPT FRANKLIN
                                                  INCOME VIP        MUTUAL SHARES VIP
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,291,625  $             89,891
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              331,409                52,058
      Administrative charges...............               65,216                11,095
                                             -------------------  --------------------
        Total expenses.....................              396,625                63,153
                                             -------------------  --------------------
           Net investment income (loss)....              895,000                26,738
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                23,372
      Realized gains (losses) on sale of
        investments........................              213,354               112,934
                                             -------------------  --------------------
           Net realized gains (losses).....              213,354               136,306
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (286,821)                77,257
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (73,467)               213,563
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           821,533  $            240,301
                                             ===================  ====================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                               FTVIPT FRANKLIN      FTVIPT TEMPLETON      FTVIPT TEMPLETON       INVESCO V.I.
                                             SMALL CAP VALUE VIP       FOREIGN VIP         GLOBAL BOND VIP     EQUITY AND INCOME
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            22,676  $            265,728  $            655,669  $           301,823
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               39,611               216,262               140,649              219,071
      Administrative charges...............                9,183                35,939                32,079               48,036
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................               48,794               252,201               172,728              267,107
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....             (26,118)                13,527               482,941               34,716
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              273,437                    --                    --              930,865
      Realized gains (losses) on sale of
        investments........................              120,440               149,398               (8,066)              465,794
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....              393,877               149,398               (8,066)            1,396,659
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (391,795)           (1,987,679)             (408,968)             (72,823)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                2,082           (1,838,281)             (417,034)            1,323,836
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (24,036)  $        (1,824,754)  $             65,907  $         1,358,552
                                             ===================  ====================  ====================  ===================

                                                                           LMPVET                LMPVET                LMPVET
                                                 INVESCO V.I.       CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                             INTERNATIONAL GROWTH     AGGRESSIVE GROWTH       APPRECIATION          EQUITY INCOME
                                                  SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             ---------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $           161,297   $             32,918  $            296,209  $           333,322
                                             ---------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               125,530                246,163               291,684              194,052
      Administrative charges...............                29,131                 49,589                64,818               41,565
                                             ---------------------  --------------------  --------------------  --------------------
        Total expenses.....................               154,661                295,752               356,502              235,617
                                             ---------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....                 6,636              (262,834)              (60,293)               97,705
                                             ---------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --              1,246,612               991,525                   --
      Realized gains (losses) on sale of
        investments........................               260,462              1,381,298               891,805              526,727
                                             ---------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....               260,462              2,627,910             1,883,330              526,727
                                             ---------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (385,747)              1,001,651               543,097            1,261,749
                                             ---------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (125,285)              3,629,561             2,426,427            1,788,476
                                             ---------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         (118,649)   $          3,366,727  $          2,366,134  $         1,886,181
                                             =====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               LARGE CAP GROWTH       LARGE CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $              1,318  $              6,855
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 4,089                 5,316
      Administrative charges...............                   707                   903
                                             --------------------  --------------------
        Total expenses.....................                 4,796                 6,219
                                             --------------------  --------------------
           Net investment income (loss)....               (3,478)                   636
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                34,389                28,148
      Realized gains (losses) on sale of
        investments........................                25,632                14,498
                                             --------------------  --------------------
           Net realized gains (losses).....                60,021                42,646
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              (25,080)               (8,887)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                34,941                33,759
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             31,463  $             34,395
                                             ====================  ====================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                     LMPVET                LMPVET                LMPVET               LMPVET
                                              CLEARBRIDGE VARIABLE   VARIABLE LIFESTYLE    VARIABLE LIFESTYLE   VARIABLE LIFESTYLE
                                                SMALL CAP GROWTH       ALLOCATION 50%        ALLOCATION 70%       ALLOCATION 85%
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $             70,216  $              1,795  $            25,754
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                59,664                32,938                 1,421               17,751
      Administrative charges................                12,890                 7,227                   261                3,639
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................                72,554                40,165                 1,682               21,390
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....              (72,554)                30,051                   113                4,364
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               546,946                    --                    --               45,784
      Realized gains (losses) on sale of
        investments.........................               345,601               174,668                 8,570               60,566
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......               892,547               174,668                 8,570              106,350
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             (668,150)              (99,810)               (4,906)             (64,780)
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               224,397                74,858                 3,664               41,570
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            151,843  $            104,909  $              3,777  $            45,934
                                              ====================  ====================  ====================  ===================

                                                     LMPVIT                 MIST              MIST ALLIANZ
                                                  WESTERN ASSET       ALLIANCEBERNSTEIN     GLOBAL INVESTORS        MIST AMERICAN
                                              VARIABLE GLOBAL HIGH     GLOBAL DYNAMIC            DYNAMIC           FUNDS BALANCED
                                                   YIELD BOND            ALLOCATION         MULTI-ASSET PLUS         ALLOCATION
                                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (a)         SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            687,715  $          3,200,036  $              1,912  $         2,860,977
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               120,353             2,035,916                 1,705            3,014,278
      Administrative charges................                24,952               411,622                   348              566,837
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................               145,305             2,447,538                 2,053            3,581,115
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....               542,410               752,498                 (141)            (720,138)
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --             3,186,062                 4,032           21,843,944
      Realized gains (losses) on sale of
        investments.........................                14,626             1,363,134                   115            3,034,491
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......                14,626             4,549,196                 4,147           24,878,435
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             (794,045)             3,941,996                 2,923         (14,389,072)
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (779,419)             8,491,192                 7,070           10,489,363
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (237,009)  $          9,243,690  $              6,929  $         9,769,225
                                              ====================  ====================  ====================  ===================


                                                 MIST AMERICAN
                                                 FUNDS GROWTH          MIST AMERICAN
                                                  ALLOCATION           FUNDS GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         1,123,085  $            299,203
                                              -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            1,474,670               732,147
      Administrative charges................              268,918               133,028
                                              -------------------  --------------------
        Total expenses......................            1,743,588               865,175
                                              -------------------  --------------------
           Net investment income (loss).....            (620,503)             (565,972)
                                              -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........           16,654,525             3,167,277
      Realized gains (losses) on sale of
        investments.........................            3,563,435             3,287,458
                                              -------------------  --------------------
           Net realized gains (losses)......           20,217,960             6,454,735
                                              -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................         (14,600,969)           (2,489,245)
                                              -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            5,616,991             3,965,490
                                              -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         4,996,488  $          3,399,518
                                              ===================  ====================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                MIST AMERICAN                              MIST BLACKROCK
                                               FUNDS MODERATE        MIST AQR GLOBAL       GLOBAL TACTICAL      MIST BLACKROCK
                                                 ALLOCATION           RISK BALANCED          STRATEGIES           HIGH YIELD
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,766,620  $                 --  $          3,398,023  $         1,229,107
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,622,188             2,125,495             3,759,316              283,422
      Administrative charges...............              301,999               432,359               757,084               51,970
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................            1,924,187             2,557,854             4,516,400              335,392
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....            (157,567)           (2,557,854)           (1,118,377)              893,715
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           10,514,067               792,662            16,026,897              936,691
      Realized gains (losses) on sale of
        investments........................            1,699,782               335,640             1,764,259              104,982
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....           12,213,849             1,128,302            17,791,156            1,041,673
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (6,816,426)             5,772,019           (3,752,394)          (1,580,136)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            5,397,423             6,900,321            14,038,762            (538,463)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,239,856  $          4,342,467  $         12,920,385  $           355,252
                                             ===================  ====================  ====================  ===================

                                                                                                                   MIST HARRIS
                                              MIST CLARION GLOBAL   MIST CLEARBRIDGE        MIST GOLDMAN             OAKMARK
                                                  REAL ESTATE       AGGRESSIVE GROWTH    SACHS MID CAP VALUE      INTERNATIONAL
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           366,576   $            54,957  $            143,665  $         1,576,298
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              375,935               729,879               362,308              916,432
      Administrative charges...............               68,386               129,220                65,079              163,907
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................              444,321               859,099               427,387            1,080,339
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (77,745)             (804,142)             (283,722)              495,959
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --             4,651,325            6,324,194
      Realized gains (losses) on sale of
        investments........................              275,163             3,168,962               737,888            1,018,822
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....              275,163             3,168,962             5,389,213            7,343,016
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,748,234             5,688,249           (2,294,503)         (12,725,824)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,023,397             8,857,211             3,094,710          (5,382,808)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,945,652   $         8,053,069  $          2,810,988  $       (4,886,849)
                                             ====================  ===================  ====================  ===================

                                                 MIST INVESCO
                                                 BALANCED-RISK         MIST INVESCO
                                                  ALLOCATION             COMSTOCK
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $            263,580
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               447,830               484,706
      Administrative charges...............                91,754                95,850
                                             --------------------  --------------------
        Total expenses.....................               539,584               580,556
                                             --------------------  --------------------
           Net investment income (loss)....             (539,584)             (316,976)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........             1,744,697                    --
      Realized gains (losses) on sale of
        investments........................                67,796             1,306,185
                                             --------------------  --------------------
           Net realized gains (losses).....             1,812,493             1,306,185
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               188,813             2,063,871
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             2,001,306             3,370,056
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          1,461,722  $          3,053,080
                                             ====================  ====================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                                                 MIST JPMORGAN
                                                 MIST INVESCO         MIST INVESCO          MIST JPMORGAN        GLOBAL ACTIVE
                                                 MID CAP VALUE      SMALL CAP GROWTH          CORE BOND           ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             90,810  $                --  $            403,783  $           590,202
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               269,496              381,637               391,909              620,970
      Administrative charges...............                50,931               68,412                70,474              131,611
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               320,427              450,049               462,383              752,581
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (229,617)            (450,049)              (58,600)            (162,379)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........             3,378,533            3,196,097               153,068            1,611,208
      Realized gains (losses) on sale of
        investments........................               587,527            1,141,647              (41,229)              347,248
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             3,966,060            4,337,744               111,839            1,958,456
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (2,103,922)          (2,265,729)               871,429              960,282
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             1,862,138            2,072,015               983,268            2,918,738
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          1,632,521  $         1,621,966  $            924,668  $         2,756,359
                                             ====================  ===================  ====================  ===================


                                                MIST JPMORGAN      MIST LOOMIS SAYLES   MIST LORD ABBETT       MIST MET/EATON
                                               SMALL CAP VALUE       GLOBAL MARKETS      BOND DEBENTURE      VANCE FLOATING RATE
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            48,664  $           382,358  $         1,580,952  $           266,155
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               65,247              267,948              392,771              104,364
      Administrative charges...............               11,161               47,588               71,143               19,078
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................               76,408              315,536              463,914              123,442
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             (27,744)               66,822            1,117,038              142,713
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              540,619                   --              769,693               33,086
      Realized gains (losses) on sale of
        investments........................              109,548              501,738              367,229              (9,345)
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....              650,167              501,738            1,136,922               23,741
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (494,125)            (294,685)          (1,338,104)            (232,898)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              156,042              207,053            (201,182)            (209,157)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           128,298  $           273,875  $           915,856  $          (66,444)
                                             ===================  ===================  ===================  ====================

                                               MIST MET/FRANKLIN
                                                 LOW DURATION       MIST MET/TEMPLETON
                                                 TOTAL RETURN       INTERNATIONAL BOND
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            457,182  $           171,680
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               276,462               47,415
      Administrative charges...............                51,077                9,322
                                             --------------------  -------------------
        Total expenses.....................               327,539               56,737
                                             --------------------  -------------------
           Net investment income (loss)....               129,643              114,943
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --                   --
      Realized gains (losses) on sale of
        investments........................              (20,127)             (20,999)
                                             --------------------  -------------------
           Net realized gains (losses).....              (20,127)             (20,999)
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (217,510)            (102,252)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (237,637)            (123,251)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (107,994)  $           (8,308)
                                             ====================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                            MIST METLIFE
                                                 MIST METLIFE          MIST METLIFE          MULTI-INDEX          MIST METLIFE
                                             ASSET ALLOCATION 100      BALANCED PLUS        TARGETED RISK        SMALL CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $           800,291  $          6,765,073  $                --  $             15,131
                                             --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,599,170             4,644,200              209,584               544,930
      Administrative charges...............               283,047               966,844               43,806                96,209
                                             --------------------  --------------------  -------------------  --------------------
        Total expenses.....................             1,882,217             5,611,044              253,390               641,139
                                             --------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....           (1,081,926)             1,154,029            (253,390)             (626,008)
                                             --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --            29,990,784               47,019             1,598,634
      Realized gains (losses) on sale of
        investments........................             2,136,001             1,823,152               88,971             1,046,795
                                             --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....             2,136,001            31,813,936              135,990             2,645,429
                                             --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             2,705,947           (2,910,121)            1,365,984           (2,009,527)
                                             --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             4,841,948            28,903,815            1,501,974               635,902
                                             --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         3,760,022  $         30,057,844  $         1,248,584  $              9,894
                                             ====================  ====================  ===================  ====================

                                                                                             MIST MORGAN
                                               MIST MFS EMERGING     MIST MFS RESEARCH     STANLEY MID CAP      MIST OPPENHEIMER
                                                MARKETS EQUITY         INTERNATIONAL           GROWTH             GLOBAL EQUITY
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            307,347  $           824,549  $                 98  $            39,718
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               490,644              516,686               126,355               49,559
      Administrative charges...............                89,877               92,526                26,785               11,959
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               580,521              609,212               153,140               61,518
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (273,174)              215,337             (153,042)             (21,800)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --                   --                    --              145,476
      Realized gains (losses) on sale of
        investments........................                74,450              167,480               383,823               99,027
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....                74,450              167,480               383,823              244,503
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (2,523,671)          (3,533,258)             (319,884)            (188,678)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (2,449,221)          (3,365,778)                63,939               55,825
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (2,722,395)  $       (3,150,441)  $           (89,103)  $            34,025
                                             ====================  ===================  ====================  ===================

                                                MIST PANAGORA          MIST PIMCO
                                             GLOBAL DIVERSIFIED    INFLATION PROTECTED
                                                    RISK                  BOND
                                               SUB-ACCOUNT (a)         SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $               654  $          1,326,215
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                1,256             1,156,721
      Administrative charges...............                  265               209,289
                                             -------------------  --------------------
        Total expenses.....................                1,521             1,366,010
                                             -------------------  --------------------
           Net investment income (loss)....                (867)              (39,795)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                4,742                    --
      Realized gains (losses) on sale of
        investments........................                2,297           (1,194,993)
                                             -------------------  --------------------
           Net realized gains (losses).....                7,039           (1,194,993)
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              (2,221)             2,520,097
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                4,818             1,325,104
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             3,951  $          1,285,309
                                             ===================  ====================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                 MIST PIMCO                               MIST PIONEER         MIST PYRAMIS
                                                TOTAL RETURN       MIST PIONEER FUND    STRATEGIC INCOME     GOVERNMENT INCOME
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         4,120,013  $           254,847  $         2,910,479  $         1,308,932
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,402,314              172,391              685,311              592,878
      Administrative charges...............              443,759               38,851              145,917              125,651
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            2,846,073              211,242              831,228              718,529
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,273,940               43,605            2,079,251              590,403
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --            4,326,122              585,048                   --
      Realized gains (losses) on sale of
        investments........................            (108,254)              193,019              150,219            (133,276)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            (108,254)            4,519,141              735,267            (133,276)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,309,354          (3,128,101)          (1,039,723)            2,493,827
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,201,100            1,391,040            (304,456)            2,360,551
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,475,040  $         1,434,645  $         1,774,795  $         2,950,954
                                             ===================  ===================  ===================  ===================

                                                 MIST PYRAMIS       MIST SCHRODERS      MIST SSGA GROWTH         MIST SSGA
                                                 MANAGED RISK     GLOBAL MULTI-ASSET     AND INCOME ETF         GROWTH ETF
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $           256,138  $         2,119,394  $         1,009,097
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               95,399              240,354            1,227,226              672,588
      Administrative charges...............               19,189               50,719              237,181              133,065
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              114,588              291,073            1,464,407              805,653
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (114,588)             (34,935)              654,987              203,444
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               25,010              700,325            5,598,672            3,330,839
      Realized gains (losses) on sale of
        investments........................               28,350               76,103            1,067,107              810,946
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......               53,360              776,428            6,665,779            4,141,785
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              577,766              468,531          (3,412,275)          (2,445,256)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              631,126            1,244,959            3,253,504            1,696,529
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           516,538  $         1,210,024  $         3,908,491  $         1,899,973
                                             ===================  ===================  ===================  ===================

                                             MIST T. ROWE PRICE   MIST T. ROWE PRICE
                                               LARGE CAP VALUE      MID CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           701,984  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              809,133              626,879
      Administrative charges...............              145,931              112,337
                                             -------------------  -------------------
        Total expenses.....................              955,064              739,216
                                             -------------------  -------------------
          Net investment income (loss).....            (253,080)            (739,216)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --            4,438,563
      Realized gains (losses) on sale of
        investments........................            2,491,075            1,397,117
                                             -------------------  -------------------
          Net realized gains (losses)......            2,491,075            5,835,680
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,209,137            (407,761)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            6,700,212            5,427,919
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         6,447,132  $         4,688,703
                                             ===================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                           MSF BARCLAYS
                                                   MIST WMC        MSF BAILLIE GIFFORD    AGGREGATE BOND        MSF BLACKROCK
                                              LARGE CAP RESEARCH   INTERNATIONAL STOCK         INDEX             BOND INCOME
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            14,128  $            224,950  $           298,629  $           307,577
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               24,501               242,000              150,553              121,001
      Administrative charges...............                4,289                44,616               28,316               23,430
                                             -------------------  --------------------  -------------------  -------------------
          Total expenses...................               28,790               286,616              178,869              144,431
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....             (14,662)              (61,666)              119,760              163,146
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --                   --                   --
      Realized gains (losses) on sale of
        investments........................              122,364               274,321             (33,156)               16,420
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......              122,364               274,321             (33,156)               16,420
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               80,568           (1,058,956)              329,489              300,341
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              202,932             (784,635)              296,333              316,761
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           188,270  $          (846,301)  $           416,093  $           479,907
                                             ===================  ====================  ===================  ===================


                                                 MSF BLACKROCK         MSF BLACKROCK        MSF FRONTIER         MSF JENNISON
                                             CAPITAL APPRECIATION      MONEY MARKET        MID CAP GROWTH           GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $               843  $                --  $                 --  $            18,101
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                18,989              843,526               141,351              760,687
      Administrative charges...............                 3,089              154,413                25,233              137,897
                                             --------------------  -------------------  --------------------  -------------------
          Total expenses...................                22,078              997,939               166,584              898,584
                                             --------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....              (21,235)            (997,939)             (166,584)            (880,483)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --                   --               939,467            3,010,901
      Realized gains (losses) on sale of
        investments........................                96,795                   --               220,579            2,601,035
                                             --------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......                96,795                   --             1,160,046            5,611,936
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                 3,550                   --             (113,151)          (1,017,791)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               100,345                   --             1,046,895            4,594,145
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $            79,110  $         (997,939)  $            880,311  $         3,713,662
                                             ====================  ===================  ====================  ===================


                                               MSF LOOMIS SAYLES    MSF LOOMIS SAYLES
                                                SMALL CAP CORE      SMALL CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               13,719                5,309
      Administrative charges...............                2,236                1,370
                                             -------------------  -------------------
          Total expenses...................               15,955                6,679
                                             -------------------  -------------------
          Net investment income (loss).....             (15,955)              (6,679)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              120,309               66,696
      Realized gains (losses) on sale of
        investments........................               57,429               14,814
                                             -------------------  -------------------
          Net realized gains (losses)......              177,738               81,510
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (149,011)             (74,968)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               28,727                6,542
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            12,772  $             (137)
                                             ===================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                         MSF MET/
                                                                        DIMENSIONAL
                                                 MSF MET/ARTISAN       INTERNATIONAL          MSF METLIFE           MSF METLIFE
                                                  MID CAP VALUE        SMALL COMPANY      ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             96,186  $            89,228  $             87,161  $             57,109
                                              --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               253,153               60,346                52,325             4,478,867
      Administrative charges................                44,941               11,354                 9,430               825,871
                                              --------------------  -------------------  --------------------  --------------------
        Total expenses......................               298,094               71,700                61,755             5,304,738
                                              --------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....             (201,908)               17,528                25,406           (5,247,629)
                                              --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --              155,362                94,503                73,383
      Realized gains (losses) on sale of
        investments.........................               675,824               44,700                52,954             1,710,499
                                              --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......               675,824              200,062               147,457             1,783,882
                                              --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (467,635)            (635,376)              (61,591)            16,244,805
                                              --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               208,189            (435,314)                85,866            18,028,687
                                              --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $              6,281  $         (417,786)  $            111,272  $         12,781,058
                                              ====================  ===================  ====================  ====================



                                                   MSF METLIFE           MSF METLIFE           MSF METLIFE           MSF METLIFE
                                               ASSET ALLOCATION 60   ASSET ALLOCATION 80   MID CAP STOCK INDEX       STOCK INDEX
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            385,468  $            108,738  $            52,223   $           736,730
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             5,609,544             4,557,222               88,326               730,673
      Administrative charges................             1,064,031               815,451               16,622               124,136
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................             6,673,575             5,372,673              104,948               854,809
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....           (6,288,107)           (5,263,935)             (52,725)             (118,079)
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               723,597                    --              319,823             1,240,997
      Realized gains (losses) on sale of
        investments.........................             1,470,755             1,635,655              282,859             1,868,037
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......             2,194,352             1,635,655              602,682             3,109,034
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            24,799,478            21,946,301             (45,982)             2,284,511
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            26,993,830            23,581,956              556,700             5,393,545
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         20,705,723  $         18,318,021  $           503,975   $         5,275,466
                                              ====================  ====================  ====================  ===================



                                                     MSF MFS
                                                  TOTAL RETURN          MSF MFS VALUE
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            207,733  $            384,021
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               116,331               298,442
      Administrative charges................                23,194                60,664
                                              --------------------  --------------------
        Total expenses......................               139,525               359,106
                                              --------------------  --------------------
           Net investment income (loss).....                68,208                24,915
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --             1,174,003
      Realized gains (losses) on sale of
        investments.........................               302,642               916,648
                                              --------------------  --------------------
           Net realized gains (losses)......               302,642             2,090,651
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               239,073              (29,591)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               541,715             2,061,060
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            609,923  $          2,085,975
                                              ====================  ====================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014




                                                   MSF MSCI          MSF NEUBERGER      MSF RUSSELL 2000      MSF T. ROWE PRICE
                                                  EAFE INDEX        BERMAN GENESIS            INDEX           LARGE CAP GROWTH
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           128,717  $            28,655  $            91,188  $                48
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               72,663              198,169              127,877              245,291
      Administrative charges...............               13,778               35,015               24,131               43,646
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               86,441              233,184              152,008              288,937
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....               42,276            (204,529)             (60,820)            (288,889)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --              222,111            1,204,414
      Realized gains (losses) on sale of
        investments........................               62,718              392,354              587,285              515,818
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....               62,718              392,354              809,396            1,720,232
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (542,244)            (492,091)            (465,397)            (220,093)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (479,526)             (99,737)              343,999            1,500,139
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (437,250)  $         (304,266)  $           283,179  $         1,211,250
                                             ===================  ===================  ===================  ===================

                                                                                         MSF WESTERN ASSET
                                                                       MSF VAN ECK          MANAGEMENT         MSF WESTERN ASSET
                                               MSF T. ROWE PRICE     GLOBAL NATURAL       STRATEGIC BOND          MANAGEMENT
                                               SMALL CAP GROWTH         RESOURCES          OPPORTUNITIES        U.S. GOVERNMENT
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $             15,962  $             1,946  $           521,726
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                7,566                81,934                  361              390,125
      Administrative charges...............                1,288                15,176                   63               78,117
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................                8,854                97,110                  424              468,242
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....              (8,854)              (81,148)                1,522               53,484
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               41,207               100,520                   --                   --
      Realized gains (losses) on sale of
        investments........................               24,931               (4,359)                1,423              (1,280)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....               66,138                96,161                1,423              (1,280)
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (33,008)           (1,196,882)              (1,306)              267,860
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               33,130           (1,100,721)                  117              266,580
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            24,276  $        (1,181,869)  $             1,639  $           320,064
                                             ===================  ====================  ===================  ===================


                                                                      OPPENHEIMER VA
                                                 MSF WMC CORE           MAIN STREET
                                             EQUITY OPPORTUNITIES        SMALL CAP
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            420,675  $            30,339
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,018,921               51,739
      Administrative charges...............               182,128               12,016
                                             --------------------  -------------------
        Total expenses.....................             1,201,049               63,755
                                             --------------------  -------------------
           Net investment income (loss)....             (780,374)             (33,416)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........             6,266,736              673,371
      Realized gains (losses) on sale of
        investments........................             3,118,128              214,931
                                             --------------------  -------------------
           Net realized gains (losses).....             9,384,864              888,302
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (2,609,211)            (384,026)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             6,775,653              504,276
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          5,995,279  $           470,860
                                             ====================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                    PIMCO VIT             PIMCO VIT            PIONEER VCT           PIONEER VCT
                                                   HIGH YIELD           LOW DURATION          MID CAP VALUE      REAL ESTATE SHARES
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              8,958  $              1,000  $             15,113  $                238
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 2,034                 1,079                27,620                   141
      Administrative charges................                   419                   209                 5,791                    24
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                 2,453                 1,288                33,411                   165
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                 6,505                 (288)              (18,298)                    73
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                    --               310,283                 1,000
      Realized gains (losses) on sale of
        investments.........................                   794                 1,871                74,852                 (318)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                   794                 1,871               385,135                   682
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               (4,281)               (1,853)              (77,974)                 1,759
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               (3,487)                    18               307,161                 2,441
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $              3,018  $              (270)  $            288,863  $              2,514
                                              ====================  ====================  ====================  ====================

                                                   PUTNAM VT             PUTNAM VT        RUSSELL AGGRESSIVE
                                                 EQUITY INCOME       MULTI-CAP GROWTH           EQUITY           RUSSELL CORE BOND
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             1,262  $              1,496  $                 10  $                361
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                  647                 3,618                    47                   290
      Administrative charges................                  103                   433                     4                    33
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................                  750                 4,051                    51                   323
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                  512               (2,555)                  (41)                    38
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                   --                    --                   374                   457
      Realized gains (losses) on sale of
        investments.........................                6,747                 4,396                    10                     2
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                6,747                 4,396                   384                   459
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                (930)                31,681                 (334)                   414
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                5,817                36,077                    50                   873
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             6,329  $             33,522  $                  9  $                911
                                              ===================  ====================  ====================  ====================

                                               RUSSELL GLOBAL REAL   RUSSELL MULTI-STYLE
                                                ESTATE SECURITIES          EQUITY
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                244  $                456
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                    92                   488
      Administrative charges................                    10                    57
                                              --------------------  --------------------
        Total expenses......................                   102                   545
                                              --------------------  --------------------
           Net investment income (loss).....                   142                  (89)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                   327                 5,442
      Realized gains (losses) on sale of
        investments.........................                    15                   148
                                              --------------------  --------------------
           Net realized gains (losses)......                   342                 5,590
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                   427               (1,673)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                   769                 3,917
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $                911  $              3,828
                                              ====================  ====================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                                                 TAP 1919 VARIABLE
                                                                                                                SOCIALLY RESPONSIVE
                                                                                          RUSSELL NON-U.S.           BALANCED
                                                                                             SUB-ACCOUNT            SUB-ACCOUNT
                                                                                        --------------------   ---------------------
INVESTMENT INCOME:
      Dividends......................................................................   $                241   $                 184
                                                                                        --------------------   ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges...............................................................                    153                     352
      Administrative charges.........................................................                     18                      67
                                                                                        --------------------   ---------------------
         Total expenses..............................................................                    171                     419
                                                                                        --------------------   ---------------------
           Net investment income (loss)..............................................                     70                   (235)
                                                                                        --------------------   ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions....................................................                     --                   1,556
      Realized gains (losses) on sale of
         investments.................................................................                     30                   4,693
                                                                                        --------------------   ---------------------
           Net realized gains (losses)...............................................                     30                   6,249
                                                                                        --------------------   ---------------------
      Change in unrealized gains (losses)
         on investments..............................................................                  (819)                 (3,619)
                                                                                        --------------------   ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.................................................................                  (789)                   2,630
                                                                                        --------------------   ---------------------
      Net increase (decrease) in net assets
         resulting from operations...................................................   $              (719)   $               2,395
                                                                                        ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                               AMERICAN FUNDS BOND          AMERICAN FUNDS GLOBAL GROWTH
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                              2014            2013              2014            2013
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        65,671  $        54,381  $      (96,655)  $      (68,338)
   Net realized gains (losses)........           17,327          139,685        3,133,649          503,610
   Change in unrealized gains
     (losses) on investments..........          335,947        (584,139)      (2,843,013)        5,477,294
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          418,945        (390,073)          193,981        5,912,566
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          181,111        1,318,536          385,276        1,151,994
   Net transfers (including fixed
     account).........................          822,299          913,465          623,685        (721,136)
   Contract charges...................         (76,566)         (65,126)        (157,916)        (142,078)
   Transfers for contract benefits
     and terminations.................        (906,474)        (700,659)      (2,195,707)      (1,687,960)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....           20,370        1,466,216      (1,344,662)      (1,399,180)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................          439,315        1,076,143      (1,150,681)        4,513,386
NET ASSETS:
   Beginning of year..................       10,869,085        9,792,942       26,820,141       22,306,755
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    11,308,400  $    10,869,085  $    25,669,460  $    26,820,141
                                        ===============  ===============  ===============  ===============

                                                 AMERICAN FUNDS
                                           GLOBAL SMALL CAPITALIZATION           AMERICAN FUNDS GROWTH
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2014              2013             2014             2013
                                        ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (54,784)  $      (16,044)  $     (409,344)  $      (305,648)
   Net realized gains (losses)........           185,462          126,309        5,038,283         1,308,691
   Change in unrealized gains
     (losses) on investments..........          (76,267)          991,962        (847,936)        12,563,383
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............            54,411        1,102,227        3,781,003        13,566,426
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           111,938          424,191          168,819         2,162,915
   Net transfers (including fixed
     account).........................            99,917         (91,498)      (1,934,880)       (1,949,358)
   Contract charges...................          (32,692)         (28,256)        (346,003)         (318,199)
   Transfers for contract benefits
     and terminations.................         (457,674)        (334,979)      (4,770,104)       (3,795,366)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (278,511)         (30,542)      (6,882,168)       (3,900,008)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................         (224,100)        1,071,685      (3,101,165)         9,666,418
NET ASSETS:
   Beginning of year..................         5,157,246        4,085,561       59,275,023        49,608,605
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $      4,933,146  $     5,157,246  $    56,173,858  $     59,275,023
                                        ================  ===============  ===============  ================


                                          AMERICAN FUNDS GROWTH-INCOME         FIDELITY VIP CONTRAFUND
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                             2014              2013            2014              2013
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (99,984)  $      (67,638)  $     (148,445)  $     (111,511)
   Net realized gains (losses)........        2,760,961          687,927        1,127,240          275,630
   Change in unrealized gains
     (losses) on investments..........         (83,669)        6,977,355        1,074,730        4,814,427
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        2,577,308        7,597,644        2,053,525        4,978,546
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          488,595        1,803,008          194,907        1,009,439
   Net transfers (including fixed
     account).........................        (417,379)        (956,211)        (368,126)        (346,143)
   Contract charges...................        (170,722)        (141,653)        (131,996)        (114,487)
   Transfers for contract benefits
     and terminations.................      (3,409,977)      (2,672,634)      (1,702,970)      (1,731,747)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (3,509,483)      (1,967,490)      (2,008,185)      (1,182,938)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        (932,175)        5,630,154           45,340        3,795,608
NET ASSETS:
   Beginning of year..................       30,630,870       25,000,716       21,377,976       17,582,368
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    29,698,695  $    30,630,870  $    21,423,316  $    21,377,976
                                        ===============  ===============  ===============  ===============


                                            FIDELITY VIP EQUITY-INCOME
                                                    SUB-ACCOUNT
                                        ---------------------------------
                                              2014              2013
                                        ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $          1,085  $           714
   Net realized gains (losses)........             1,542            5,412
   Change in unrealized gains
     (losses) on investments..........             3,091           11,302
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............             5,718           17,428
                                        ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............                --               --
   Net transfers (including fixed
     account).........................             (226)            (490)
   Contract charges...................             (495)            (471)
   Transfers for contract benefits
     and terminations.................           (1,218)              (7)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....           (1,939)            (968)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets.................             3,779           16,460
NET ASSETS:
   Beginning of year..................            83,802           67,342
                                        ----------------  ---------------
   End of year........................  $         87,581  $        83,802
                                        ================  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                           FIDELITY VIP MID CAP          FTVIPT FRANKLIN INCOME VIP
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2014              2013            2014             2013
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (223,258)  $     (159,106)  $       895,000  $     1,206,573
   Net realized gains (losses).....          709,391        2,218,373          213,354           30,467
   Change in unrealized gains
     (losses) on investments.......          266,685        2,295,967        (286,821)        1,574,506
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          752,818        4,355,234          821,533        2,811,546
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          356,562        1,733,276          247,022        1,915,875
   Net transfers (including fixed
     account)......................        (183,851)        (197,176)           46,629          896,473
   Contract charges................        (101,500)         (78,942)        (153,209)        (129,488)
   Transfers for contract benefits
     and terminations..............      (1,357,350)        (728,539)      (2,257,943)      (2,524,019)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,286,139)          728,619      (2,117,501)          158,841
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (533,321)        5,083,853      (1,295,968)        2,970,387
NET ASSETS:
   Beginning of year...............       17,289,168       12,205,315       25,831,980       22,861,593
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    16,755,847  $    17,289,168  $    24,536,012  $    25,831,980
                                     ===============  ===============  ===============  ===============

                                              FTVIPT FRANKLIN                   FTVIPT FRANKLIN
                                             MUTUAL SHARES VIP                SMALL CAP VALUE VIP
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2014            2013             2014             2013
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        26,738  $        24,964  $      (26,118)  $       (1,126)
   Net realized gains (losses).....          136,306           99,752          393,877          141,791
   Change in unrealized gains
     (losses) on investments.......           77,257          818,567        (391,795)          818,493
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          240,301          943,283         (24,036)          959,158
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           29,450          121,402           89,822          646,167
   Net transfers (including fixed
     account)......................         (40,641)           86,288           61,002         (66,246)
   Contract charges................         (22,046)         (17,485)         (24,228)         (17,478)
   Transfers for contract benefits
     and terminations..............        (338,496)        (408,312)        (308,089)        (112,363)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (371,733)        (218,107)        (181,493)          450,080
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (131,432)          725,176        (205,529)        1,409,238
NET ASSETS:
   Beginning of year...............        4,416,458        3,691,282        3,859,159        2,449,921
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     4,285,026  $     4,416,458  $     3,653,630  $     3,859,159
                                     ===============  ===============  ===============  ===============

                                             FTVIPT TEMPLETON                   FTVIPT TEMPLETON
                                                FOREIGN VIP                      GLOBAL BOND VIP
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2014              2013             2014             2013
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        13,527  $        96,135  $        482,941  $       406,974
   Net realized gains (losses).....          149,398           46,221           (8,066)          140,195
   Change in unrealized gains
     (losses) on investments.......      (1,987,679)        2,666,405         (408,968)        (518,303)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (1,824,754)        2,808,761            65,907           28,866
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           62,668          127,762           246,690        1,779,812
   Net transfers (including fixed
     account)......................          770,175        (507,482)           306,196        1,209,556
   Contract charges................         (88,287)         (91,286)          (99,890)         (82,156)
   Transfers for contract benefits
     and terminations..............      (1,283,658)      (1,515,265)       (1,094,049)        (523,318)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (539,102)      (1,986,271)         (641,053)        2,383,894
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............      (2,363,856)          822,490         (575,146)        2,412,760
NET ASSETS:
   Beginning of year...............       15,302,372       14,479,882        12,966,506       10,553,746
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    12,938,516  $    15,302,372  $     12,391,360  $    12,966,506
                                     ===============  ===============  ================  ===============


                                      INVESCO V.I. EQUITY AND INCOME
                                                SUB-ACCOUNT
                                     --------------------------------
                                           2014             2013
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        34,716  $        25,230
   Net realized gains (losses).....        1,396,659          393,975
   Change in unrealized gains
     (losses) on investments.......         (72,823)        3,153,204
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,358,552        3,572,409
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          774,496        2,280,058
   Net transfers (including fixed
     account)......................           73,663        (104,730)
   Contract charges................        (103,126)         (77,773)
   Transfers for contract benefits
     and terminations..............      (1,499,965)      (1,657,138)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (754,932)          440,417
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          603,620        4,012,826
NET ASSETS:
   Beginning of year...............       19,012,356       14,999,530
                                     ---------------  ---------------
   End of year.....................  $    19,615,976  $    19,012,356
                                     ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                LMPVET CLEARBRIDGE
                                     INVESCO V.I. INTERNATIONAL GROWTH      VARIABLE AGGRESSIVE GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ---------------------------------
                                           2014             2013              2014              2013
                                     ---------------  ----------------   ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         6,636  $       (24,862)   $     (262,834)  $      (201,379)
   Net realized gains (losses).....          260,462            88,385         2,627,910         1,622,656
   Change in unrealized gains
     (losses) on investments.......        (385,747)         1,651,460         1,001,651         4,587,062
                                     ---------------  ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (118,649)         1,714,983         3,366,727         6,008,339
                                     ---------------  ----------------   ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          179,278         1,157,904           797,128         1,382,394
   Net transfers (including fixed
     account)......................           59,721           240,870         (974,778)           417,354
   Contract charges................         (79,811)          (64,775)          (80,337)          (63,441)
   Transfers for contract benefits
     and terminations..............        (849,118)         (500,376)       (1,802,065)       (1,432,095)
                                     ---------------  ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (689,930)           833,623       (2,060,052)           304,212
                                     ---------------  ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets...............        (808,579)         2,548,606         1,306,675         6,312,551
NET ASSETS:
   Beginning of year...............       11,901,262         9,352,656        18,593,341        12,280,790
                                     ---------------  ----------------   ---------------  ----------------
   End of year.....................  $    11,092,683  $     11,901,262   $    19,900,016  $     18,593,341
                                     ===============  ================   ===============  ================

                                            LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                           VARIABLE APPRECIATION              VARIABLE EQUITY INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                          2014              2013              2014             2013
                                     ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (60,293)  $       (21,969)  $        97,705   $        24,308
   Net realized gains (losses).....        1,883,330         1,096,755          526,727           163,518
   Change in unrealized gains
     (losses) on investments.......          543,097         4,475,175        1,261,749         2,828,238
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,366,134         5,549,961        1,886,181         3,016,064
                                     ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          811,616         2,123,269          406,967         1,461,071
   Net transfers (including fixed
     account)......................         (86,107)         1,864,010          360,106         1,924,659
   Contract charges................        (147,927)         (119,543)         (94,893)          (77,245)
   Transfers for contract benefits
     and terminations..............      (2,657,198)       (1,320,241)      (1,773,692)       (1,269,074)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,079,616)         2,547,495      (1,101,512)         2,039,411
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............          286,518         8,097,456          784,669         5,055,475
NET ASSETS:
   Beginning of year...............       25,776,634        17,679,178       15,989,944        10,934,469
                                     ---------------  ----------------  ---------------   ---------------
   End of year.....................  $    26,063,152  $     25,776,634  $    16,774,613   $    15,989,944
                                     ===============  ================  ===============   ===============

                                            LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                         VARIABLE LARGE CAP GROWTH         VARIABLE LARGE CAP VALUE
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2014              2013            2014             2013
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (3,478)  $       (3,889)  $           636  $         (324)
   Net realized gains (losses).....           60,021           52,915           42,646           28,000
   Change in unrealized gains
     (losses) on investments.......         (25,080)           46,297          (8,887)           64,267
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           31,463           95,323           34,395           91,943
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --               --               --               --
   Net transfers (including fixed
     account)......................         (11,317)         (18,904)           27,328         (44,432)
   Contract charges................            (364)            (459)          (1,190)          (1,143)
   Transfers for contract benefits
     and terminations..............         (69,654)         (49,101)         (42,592)         (10,212)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..         (81,335)         (68,464)         (16,454)         (55,787)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............         (49,872)           26,859           17,941           36,156
NET ASSETS:
   Beginning of year...............          311,557          284,698          373,560          337,404
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $       261,685  $       311,557  $       391,501  $       373,560
                                     ===============  ===============  ===============  ===============

                                            LMPVET CLEARBRIDGE
                                         VARIABLE SMALL CAP GROWTH
                                                SUB-ACCOUNT
                                     ---------------------------------
                                           2014             2013
                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (72,554)   $      (66,854)
   Net realized gains (losses).....          892,547           603,210
   Change in unrealized gains
     (losses) on investments.......        (668,150)         1,231,852
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          151,843         1,768,208
                                     ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           94,930           776,960
   Net transfers (including fixed
     account)......................        (201,516)           495,964
   Contract charges................         (30,966)          (27,139)
   Transfers for contract benefits
     and terminations..............        (560,521)         (461,717)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (698,073)           784,068
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets...............        (546,230)         2,552,276
NET ASSETS:
   Beginning of year...............        5,633,330         3,081,054
                                     ---------------   ---------------
   End of year.....................  $     5,087,100   $     5,633,330
                                     ===============   ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013




                                          LMPVET VARIABLE LIFESTYLE           LMPVET VARIABLE LIFESTYLE
                                               ALLOCATION 50%                      ALLOCATION 70%
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                      ----------------------------------  --------------------------------
                                            2014              2013              2014             2013
                                      ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         30,051  $         22,027  $           113  $         (171)
   Net realized gains (losses)......           174,668            52,007            8,570           14,506
   Change in unrealized gains
     (losses) on investments........          (99,810)           307,580          (4,906)            6,815
                                      ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           104,909           381,614            3,777           21,150
                                      ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           269,091           325,789              240              240
   Net transfers (including fixed
     account).......................           126,016           146,406          (5,597)            9,069
   Contract charges.................          (16,858)          (15,016)             (79)             (69)
   Transfers for contract benefits
     and terminations...............         (947,834)         (306,820)         (21,577)        (128,775)
                                      ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (569,585)           150,359         (27,013)        (119,535)
                                      ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............         (464,676)           531,973         (23,236)         (98,385)
NET ASSETS:
   Beginning of year................         3,213,463         2,681,490           99,413          197,798
                                      ----------------  ----------------  ---------------  ---------------
   End of year......................  $      2,748,787  $      3,213,463  $        76,177  $        99,413
                                      ================  ================  ===============  ===============



                                          LMPVET VARIABLE LIFESTYLE        LMPVIT WESTERN ASSET VARIABLE
                                               ALLOCATION 85%                 GLOBAL HIGH YIELD BOND
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      --------------------------------  ---------------------------------
                                           2014             2013              2014             2013
                                      ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         4,364  $         2,413  $        542,410  $       447,698
   Net realized gains (losses)......          106,350           41,152            14,626           39,463
   Change in unrealized gains
     (losses) on investments........         (64,780)          243,518         (794,045)         (43,347)
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           45,934          287,083         (237,009)          443,814
                                      ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           49,573           55,904           152,896          559,395
   Net transfers (including fixed
     account).......................           48,250           17,965           315,526        1,118,095
   Contract charges.................          (3,773)          (3,027)          (58,724)         (54,480)
   Transfers for contract benefits
     and terminations...............        (106,871)         (76,961)       (1,051,904)        (639,044)
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (12,821)          (6,119)         (642,206)          983,966
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............           33,113          280,964         (879,215)        1,427,780
NET ASSETS:
   Beginning of year................        1,407,293        1,126,329         9,993,842        8,566,062
                                      ---------------  ---------------  ----------------  ---------------
   End of year......................  $     1,440,406  $     1,407,293  $      9,114,627  $     9,993,842
                                      ===============  ===============  ================  ===============

                                                                           MIST ALLIANZ
                                                                         GLOBAL INVESTORS
                                           MIST ALLIANCEBERNSTEIN             DYNAMIC              MIST AMERICAN FUNDS
                                          GLOBAL DYNAMIC ALLOCATION      MULTI-ASSET PLUS          BALANCED ALLOCATION
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                      ---------------------------------  ----------------  ---------------------------------
                                           2014              2013            2014 (a)            2014              2013
                                      ---------------  ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       752,498  $      (337,141)  $          (141)  $      (720,138)  $     (479,094)
   Net realized gains (losses)......        4,549,196         3,578,457             4,147        24,878,435       15,353,761
   Change in unrealized gains
     (losses) on investments........        3,941,996         9,908,069             2,923      (14,389,072)       17,129,564
                                      ---------------  ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        9,243,690        13,149,385             6,929         9,769,225       32,004,231
                                      ---------------  ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        3,189,858        14,791,239           242,017         6,193,692        4,226,613
   Net transfers (including fixed
     account).......................          675,877         7,110,164           211,206         2,880,748        2,719,594
   Contract charges.................      (1,627,007)       (1,441,866)             (475)       (1,933,074)      (1,759,485)
   Transfers for contract benefits
     and terminations...............      (5,070,228)       (3,178,764)           (6,580)      (12,507,722)      (7,880,805)
                                      ---------------  ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (2,831,500)        17,280,773           446,168       (5,366,356)      (2,694,083)
                                      ---------------  ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............        6,412,190        30,430,158           453,097         4,402,869       29,310,148
NET ASSETS:
   Beginning of year................      159,403,910       128,973,752                --       222,907,253      193,597,105
                                      ---------------  ----------------  ----------------  ----------------  ---------------
   End of year......................  $   165,816,100  $    159,403,910  $        453,097  $    227,310,122  $   222,907,253
                                      ===============  ================  ================  ================  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                            MIST AMERICAN FUNDS               MIST AMERICAN FUNDS
                                             GROWTH ALLOCATION                      GROWTH
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2014            2013              2014            2013
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (620,503)  $     (603,795)  $     (565,972)  $     (604,597)
   Net realized gains (losses).....       20,217,960        8,839,264        6,454,735        4,625,677
   Change in unrealized gains
     (losses) on investments.......     (14,600,969)       12,174,721      (2,489,245)        8,429,410
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        4,996,488       20,410,190        3,399,518       12,450,490
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,354,431        1,508,528          863,248        1,015,659
   Net transfers (including fixed
     account)......................        (934,436)          601,610      (3,215,640)      (2,541,330)
   Contract charges................        (861,478)        (745,965)        (418,168)        (398,339)
   Transfers for contract benefits
     and terminations..............      (8,698,355)      (5,637,882)      (5,574,339)      (2,258,279)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (9,139,838)      (4,273,709)      (8,344,899)      (4,182,289)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (4,143,350)       16,136,481      (4,945,381)        8,268,201
NET ASSETS:
   Beginning of year...............      106,729,414       90,592,933       54,735,692       46,467,491
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   102,586,064  $   106,729,414  $    49,790,311  $    54,735,692
                                     ===============  ===============  ===============  ===============

                                            MIST AMERICAN FUNDS               MIST AQR GLOBAL RISK
                                            MODERATE ALLOCATION                     BALANCED
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                           2014            2013              2014             2013
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (157,567)  $        47,743  $    (2,557,854)  $     1,013,961
   Net realized gains (losses).....       12,213,849        8,275,082         1,128,302        6,593,903
   Change in unrealized gains
     (losses) on investments.......      (6,816,426)        4,897,629         5,772,019     (17,408,858)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        5,239,856       13,220,454         4,342,467      (9,800,994)
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,379,892        1,801,685         2,605,519       17,620,486
   Net transfers (including fixed
     account)......................        1,198,716      (2,669,040)       (8,819,810)      (6,896,181)
   Contract charges................      (1,066,265)      (1,051,382)       (1,739,757)      (1,781,107)
   Transfers for contract benefits
     and terminations..............      (9,454,768)      (6,173,528)       (6,072,811)      (4,293,886)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (7,942,425)      (8,092,265)      (14,026,859)        4,649,312
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............      (2,702,569)        5,128,189       (9,684,392)      (5,151,682)
NET ASSETS:
   Beginning of year...............      121,231,509      116,103,320       173,901,364      179,053,046
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $   118,528,940  $   121,231,509  $    164,216,972  $   173,901,364
                                     ===============  ===============  ================  ===============

                                            MIST BLACKROCK GLOBAL
                                             TACTICAL STRATEGIES            MIST BLACKROCK HIGH YIELD
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                           2014             2013             2014              2013
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (1,118,377)   $     (435,359)  $       893,715  $       991,629
   Net realized gains (losses).....       17,791,156         6,700,137        1,041,673          999,977
   Change in unrealized gains
     (losses) on investments.......      (3,752,394)        16,978,711      (1,580,136)        (514,815)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       12,920,385        23,243,489          355,252        1,476,791
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        3,658,653        28,517,793          223,560          625,795
   Net transfers (including fixed
     account)......................        (977,178)         6,072,128        1,406,056      (1,818,805)
   Contract charges................      (3,013,956)       (2,690,996)        (151,747)        (148,662)
   Transfers for contract benefits
     and terminations..............      (9,164,842)       (5,847,360)      (1,980,533)      (1,448,704)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (9,497,323)        26,051,565        (502,664)      (2,790,376)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        3,423,062        49,295,054        (147,412)      (1,313,585)
NET ASSETS:
   Beginning of year...............      298,572,740       249,277,686       20,176,319       21,489,904
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $   301,995,802   $   298,572,740  $    20,028,907  $    20,176,319
                                     ===============   ===============  ===============  ===============


                                      MIST CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2014              2013
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (77,745)  $     1,109,217
   Net realized gains (losses).....          275,163          (8,336)
   Change in unrealized gains
     (losses) on investments.......        2,748,234        (711,662)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,945,652          389,219
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          169,254          337,844
   Net transfers (including fixed
     account)......................        6,240,859        1,663,597
   Contract charges................        (162,934)        (130,789)
   Transfers for contract benefits
     and terminations..............      (3,843,652)      (1,037,456)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        2,403,527          833,196
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        5,349,179        1,222,415
NET ASSETS:
   Beginning of year...............       22,504,429       21,282,014
                                     ---------------  ---------------
   End of year.....................  $    27,853,608  $    22,504,429
                                     ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                        MIST CLEARBRIDGE AGGRESSIVE           MIST GOLDMAN SACHS
                                                  GROWTH                         MID CAP VALUE
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2014             2013            2014              2013
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (804,142)  $     (473,722)  $     (283,722)  $     (173,013)
   Net realized gains (losses).....        3,168,962        1,386,326        5,389,213        1,291,682
   Change in unrealized gains
     (losses) on investments.......        5,688,249       10,692,068      (2,294,503)        4,777,747
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        8,053,069       11,604,672        2,810,988        5,896,416
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          637,486          507,570          243,758          464,203
   Net transfers (including fixed
     account)......................       14,222,010        3,621,815        (387,390)          973,920
   Contract charges................        (334,691)        (224,935)        (161,481)        (139,717)
   Transfers for contract benefits
     and terminations..............      (4,852,663)      (2,159,492)      (2,088,134)      (1,116,631)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        9,672,142        1,744,958      (2,393,247)          181,775
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       17,725,211       13,349,630          417,741        6,078,191
NET ASSETS:
   Beginning of year...............       40,150,681       26,801,051       25,572,775       19,494,584
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    57,875,892  $    40,150,681  $    25,990,516  $    25,572,775
                                     ===============  ===============  ===============  ===============

                                           MIST HARRIS OAKMARK            MIST INVESCO BALANCED-RISK
                                              INTERNATIONAL                       ALLOCATION
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2014              2013             2014             2013
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       495,959  $       481,933  $     (539,584)  $     (486,304)
   Net realized gains (losses).....        7,343,016        1,513,359        1,812,493          387,231
   Change in unrealized gains
     (losses) on investments.......     (12,725,824)       12,641,143          188,813          171,219
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (4,886,849)       14,636,435        1,461,722           72,146
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,033,690        1,200,517        1,477,466       10,946,780
   Net transfers (including fixed
     account)......................        3,428,491        2,702,316      (3,447,655)        2,861,960
   Contract charges................        (436,731)        (395,459)        (349,771)        (267,843)
   Transfers for contract benefits
     and terminations..............      (4,927,625)      (3,461,755)      (1,156,350)        (668,586)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (902,175)           45,619      (3,476,310)       12,872,311
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (5,789,024)       14,682,054      (2,014,588)       12,944,457
NET ASSETS:
   Beginning of year...............       67,280,768       52,598,714       37,262,971       24,318,514
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    61,491,744  $    67,280,768  $    35,248,383  $    37,262,971
                                     ===============  ===============  ===============  ===============


                                            MIST INVESCO COMSTOCK          MIST INVESCO MID CAP VALUE
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                           2014             2013              2014             2013
                                     ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (316,976)  $     (123,805)  $     (229,617)  $     (153,101)
   Net realized gains (losses).....         1,306,185          845,608        3,966,060          824,195
   Change in unrealized gains
     (losses) on investments.......         2,063,871        6,061,695      (2,103,922)        3,913,006
                                     ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         3,053,080        6,783,498        1,632,521        4,584,100
                                     ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           931,331          532,334          188,069          435,796
   Net transfers (including fixed
     account)......................        14,698,514          941,637        1,374,600      (1,498,550)
   Contract charges................         (235,548)        (140,440)        (156,324)        (144,412)
   Transfers for contract benefits
     and terminations..............       (2,609,239)      (1,732,755)      (1,399,901)      (1,064,997)
                                     ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        12,785,058        (399,224)            6,444      (2,272,163)
                                     ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        15,838,138        6,384,274        1,638,965        2,311,937
NET ASSETS:
   Beginning of year...............        27,321,053       20,936,779       19,432,115       17,120,178
                                     ----------------  ---------------  ---------------  ---------------
   End of year.....................  $     43,159,191  $    27,321,053  $    21,071,080  $    19,432,115
                                     ================  ===============  ===============  ===============

                                          MIST INVESCO SMALL CAP
                                                  GROWTH
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2014              2013
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (450,049)  $     (360,033)
   Net realized gains (losses).....        4,337,744        3,001,599
   Change in unrealized gains
     (losses) on investments.......      (2,265,729)        5,523,945
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,621,966        8,165,511
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          265,783          452,245
   Net transfers (including fixed
     account)......................          491,585      (2,317,467)
   Contract charges................        (165,225)        (159,363)
   Transfers for contract benefits
     and terminations..............      (2,570,196)      (1,436,252)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,978,053)      (3,460,837)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (356,087)        4,704,674
NET ASSETS:
   Beginning of year...............       27,574,261       22,869,587
                                     ---------------  ---------------
   End of year.....................  $    27,218,174  $    27,574,261
                                     ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                            MIST JPMORGAN GLOBAL
                                          MIST JPMORGAN CORE BOND             ACTIVE ALLOCATION
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2014              2013            2014             2013
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (58,600)  $     (383,461)  $     (162,379)  $     (403,848)
   Net realized gains (losses).....          111,839        1,615,398        1,958,456          141,048
   Change in unrealized gains
     (losses) on investments.......          871,429      (2,563,993)          960,282        3,054,513
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          924,668      (1,332,056)        2,756,359        2,791,713
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          719,597          427,267        5,596,745       11,536,913
   Net transfers (including fixed
     account)......................        4,172,822        1,039,029        3,800,324       14,956,247
   Contract charges................        (224,880)        (223,847)        (477,486)        (240,070)
   Transfers for contract benefits
     and terminations..............      (3,417,403)      (1,535,191)      (2,141,065)        (616,865)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        1,250,136        (292,742)        6,778,518       25,636,225
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        2,174,804      (1,624,798)        9,534,877       28,427,938
NET ASSETS:
   Beginning of year...............       26,581,602       28,206,400       45,303,210       16,875,272
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    28,756,406  $    26,581,602  $    54,838,087  $    45,303,210
                                     ===============  ===============  ===============  ===============

                                                                              MIST LOOMIS SAYLES
                                       MIST JPMORGAN SMALL CAP VALUE            GLOBAL MARKETS
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2014            2013             2014             2013
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (27,744)  $      (44,716)  $        66,822  $       183,724
   Net realized gains (losses).....          650,167          198,946          501,738        1,023,594
   Change in unrealized gains
     (losses) on investments.......        (494,125)        1,014,966        (294,685)        1,642,756
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          128,298        1,169,196          273,875        2,850,074
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           12,070           67,091          281,165          413,938
   Net transfers (including fixed
     account)......................           26,760        (334,422)        2,410,110      (4,490,683)
   Contract charges................         (27,584)         (26,767)        (123,098)        (136,151)
   Transfers for contract benefits
     and terminations..............        (285,139)        (262,393)      (1,117,295)      (1,304,731)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (273,893)        (556,491)        1,450,882      (5,517,627)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (145,595)          612,705        1,724,757      (2,667,553)
NET ASSETS:
   Beginning of year...............        4,678,319        4,065,614       18,835,631       21,503,184
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     4,532,724  $     4,678,319  $    20,560,388  $    18,835,631
                                     ===============  ===============  ===============  ===============

                                                                              MIST MET/EATON VANCE
                                      MIST LORD ABBETT BOND DEBENTURE             FLOATING RATE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                           2014             2013             2014             2013
                                     ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     1,117,038  $     1,582,162   $       142,713  $        80,467
   Net realized gains (losses).....        1,136,922          392,747            23,741           41,325
   Change in unrealized gains
     (losses) on investments.......      (1,338,104)        (144,259)         (232,898)         (10,169)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          915,856        1,830,650          (66,444)          111,623
                                     ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          339,992          422,701            86,617           58,782
   Net transfers (including fixed
     account)......................            4,168        (816,089)           785,114        5,214,444
   Contract charges................        (165,718)        (175,378)          (51,451)         (29,266)
   Transfers for contract benefits
     and terminations..............      (3,075,776)      (2,708,634)         (774,797)      (1,890,154)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,897,334)      (3,277,400)            45,483        3,353,806
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,981,478)      (1,446,750)          (20,961)        3,465,429
NET ASSETS:
   Beginning of year...............       29,528,883       30,975,633         7,309,174        3,843,745
                                     ---------------  ---------------   ---------------  ---------------
   End of year.....................  $    27,547,405  $    29,528,883   $     7,288,213  $     7,309,174
                                     ===============  ===============   ===============  ===============

                                             MIST MET/FRANKLIN
                                         LOW DURATION TOTAL RETURN
                                                SUB-ACCOUNT
                                     --------------------------------
                                           2014             2013
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       129,643  $      (37,141)
   Net realized gains (losses).....         (20,127)            1,486
   Change in unrealized gains
     (losses) on investments.......        (217,510)            2,181
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (107,994)         (33,474)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          410,317          347,378
   Net transfers (including fixed
     account)......................        1,907,574       11,794,818
   Contract charges................        (168,443)         (92,212)
   Transfers for contract benefits
     and terminations..............      (2,445,241)        (670,141)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (295,793)       11,379,843
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (403,787)       11,346,369
NET ASSETS:
   Beginning of year...............       19,867,002        8,520,633
                                     ---------------  ---------------
   End of year.....................  $    19,463,215  $    19,867,002
                                     ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                               MIST MET/TEMPLETON
                                               INTERNATIONAL BOND         MIST METLIFE ASSET ALLOCATION 100
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  ---------------------------------
                                              2014            2013              2014            2013
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       114,943  $        21,437  $   (1,081,926)  $     (930,445)
   Net realized gains (losses)........         (20,999)         (12,227)        2,136,001        1,131,080
   Change in unrealized gains
     (losses) on investments..........        (102,252)         (33,330)        2,705,947       24,127,202
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          (8,308)         (24,120)        3,760,022       24,327,837
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           29,109           61,175        1,515,825        1,394,845
   Net transfers (including fixed
     account).........................         (84,808)      (1,019,934)          922,335        1,488,385
   Contract charges...................         (37,872)         (42,443)        (739,910)        (683,760)
   Transfers for contract benefits
     and terminations.................        (290,182)        (226,981)      (5,731,808)      (4,194,109)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (383,753)      (1,228,183)      (4,033,558)      (1,994,639)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        (392,061)      (1,252,303)        (273,536)       22,333,198
NET ASSETS:
   Beginning of year..................        3,831,643        5,083,946      111,921,362       89,588,164
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $     3,439,582  $     3,831,643  $   111,647,826  $   111,921,362
                                        ===============  ===============  ===============  ===============

                                                                               MIST METLIFE MULTI-INDEX
                                           MIST METLIFE BALANCED PLUS                TARGETED RISK
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2014              2013             2014             2013
                                        ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      1,154,029  $     (838,663)  $     (253,390)  $       (61,071)
   Net realized gains (losses)........        31,813,936        6,311,926          135,990           219,088
   Change in unrealized gains
     (losses) on investments..........       (2,910,121)       31,305,855        1,365,984           409,573
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        30,057,844       36,779,118        1,248,584           567,590
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        14,544,124       35,671,938        2,124,742         3,452,754
   Net transfers (including fixed
     account).........................        15,762,942       41,874,302        8,794,693         7,942,247
   Contract charges...................       (3,748,663)      (2,970,680)        (176,576)          (32,640)
   Transfers for contract benefits
     and terminations.................      (11,290,929)      (6,846,935)        (577,761)          (68,187)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        15,267,474       67,728,625       10,165,098        11,294,174
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................        45,325,318      104,507,743       11,413,682        11,861,764
NET ASSETS:
   Beginning of year..................       360,242,427      255,734,684       12,500,764           639,000
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $    405,567,745  $   360,242,427  $    23,914,446  $     12,500,764
                                        ================  ===============  ===============  ================

                                                                                  MIST MFS EMERGING
                                          MIST METLIFE SMALL CAP VALUE             MARKETS EQUITY
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                             2014              2013            2014              2013
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (626,008)  $     (254,138)  $     (273,174)  $     (203,949)
   Net realized gains (losses)........        2,645,429          880,877           74,450          106,427
   Change in unrealized gains
     (losses) on investments..........      (2,009,527)        8,592,317      (2,523,671)      (2,460,674)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............            9,894        9,219,056      (2,722,395)      (2,558,196)
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          286,989          471,135          505,293          880,620
   Net transfers (including fixed
     account).........................          344,552        2,310,507        1,009,733        1,407,255
   Contract charges...................        (237,866)        (225,487)        (254,698)        (266,897)
   Transfers for contract benefits
     and terminations.................      (2,995,506)      (2,050,868)      (3,140,421)      (2,083,160)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (2,601,831)          505,287      (1,880,093)         (62,182)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (2,591,937)        9,724,343      (4,602,488)      (2,620,378)
NET ASSETS:
   Beginning of year..................       40,127,411       30,403,068       36,989,991       39,610,369
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    37,535,474  $    40,127,411  $    32,387,503  $    36,989,991
                                        ===============  ===============  ===============  ===============


                                          MIST MFS RESEARCH INTERNATIONAL
                                                    SUB-ACCOUNT
                                        ---------------------------------
                                              2014             2013
                                        ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        215,337  $       347,224
   Net realized gains (losses)........           167,480           17,976
   Change in unrealized gains
     (losses) on investments..........       (3,533,258)        5,701,329
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       (3,150,441)        6,066,529
                                        ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           343,663          467,248
   Net transfers (including fixed
     account).........................         1,529,657      (1,921,000)
   Contract charges...................         (212,933)        (221,641)
   Transfers for contract benefits
     and terminations.................       (4,208,257)      (1,816,844)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (2,547,870)      (3,492,237)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets.................       (5,698,311)        2,574,292
NET ASSETS:
   Beginning of year..................        38,843,754       36,269,462
                                        ----------------  ---------------
   End of year........................  $     33,145,443  $    38,843,754
                                        ================  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                                           MIST PANAGORA
                                            MIST MORGAN STANLEY                MIST OPPENHEIMER               GLOBAL
                                              MID CAP GROWTH                     GLOBAL EQUITY           DIVERSIFIED RISK
                                                SUB-ACCOUNT                       SUB-ACCOUNT               SUB-ACCOUNT
                                     --------------------------------  --------------------------------  ----------------
                                           2014             2013             2014             2013           2014 (a)
                                     ---------------  ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (153,042)  $      (72,602)  $      (21,800)  $      (25,585)   $         (867)
   Net realized gains (losses).....          383,823          237,660          244,503           77,513             7,039
   Change in unrealized gains
     (losses) on investments.......        (319,884)        2,637,708        (188,678)          702,573           (2,221)
                                     ---------------  ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         (89,103)        2,802,766           34,025          754,501             3,951
                                     ---------------  ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          369,153        1,108,700           17,876          104,599           144,956
   Net transfers (including fixed
     account)......................          801,679         (63,971)         (31,637)        3,671,336            98,847
   Contract charges................         (72,101)         (51,689)         (26,518)         (15,193)                --
   Transfers for contract benefits
     and terminations..............        (855,626)        (373,601)        (462,763)        (492,691)           (1,572)
                                     ---------------  ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          243,105          619,439        (503,042)        3,268,051           242,231
                                     ---------------  ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............          154,002        3,422,205        (469,017)        4,022,552           246,182
NET ASSETS:
   Beginning of year...............       10,560,837        7,138,632        4,958,258          935,706                --
                                     ---------------  ---------------  ---------------  ---------------   ---------------
   End of year.....................  $    10,714,839  $    10,560,837  $     4,489,241  $     4,958,258   $       246,182
                                     ===============  ===============  ===============  ===============   ===============


                                                MIST PIMCO
                                         INFLATION PROTECTED BOND           MIST PIMCO TOTAL RETURN
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2014             2013              2014             2013
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (39,795)  $       542,094  $     1,273,940  $     5,028,879
   Net realized gains (losses).....      (1,194,993)        4,511,571        (108,254)        3,807,889
   Change in unrealized gains
     (losses) on investments.......        2,520,097     (16,016,454)        3,309,354     (15,620,579)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,285,309     (10,962,789)        4,475,040      (6,783,811)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          597,543        1,419,371        1,455,415        3,343,912
   Net transfers (including fixed
     account)......................      (1,825,449)      (4,001,922)      (6,939,269)        5,305,198
   Contract charges................        (633,921)        (727,789)      (1,392,724)      (1,471,338)
   Transfers for contract benefits
     and terminations..............      (8,809,113)      (5,256,879)     (15,724,122)     (12,856,759)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (10,670,940)      (8,567,219)     (22,600,700)      (5,678,987)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (9,385,631)     (19,530,008)     (18,125,660)     (12,462,798)
NET ASSETS:
   Beginning of year...............       85,165,242      104,695,250      182,628,694      195,091,492
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    75,779,611  $    85,165,242  $   164,503,034  $   182,628,694
                                     ===============  ===============  ===============  ===============



                                             MIST PIONEER FUND           MIST PIONEER STRATEGIC INCOME
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2014             2013             2014             2013
                                     ---------------  ---------------  ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        43,605  $       239,545  $     2,079,251   $    1,885,784
   Net realized gains (losses).....        4,519,141          247,390          735,267          285,945
   Change in unrealized gains
     (losses) on investments.......      (3,128,101)        3,147,180      (1,039,723)      (2,173,696)
                                     ---------------  ---------------  ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,434,645        3,634,115        1,774,795          (1,967)
                                     ---------------  ---------------  ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          311,953        1,323,621          924,816        5,545,621
   Net transfers (including fixed
     account)......................        (271,916)        (337,955)        2,493,605        4,262,325
   Contract charges................        (110,419)         (88,594)        (387,252)        (326,119)
   Transfers for contract benefits
     and terminations..............        (876,313)        (456,057)      (7,501,434)      (3,566,226)
                                     ---------------  ---------------  ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (946,695)          441,015      (4,470,265)        5,915,601
                                     ---------------  ---------------  ---------------   --------------
     Net increase (decrease)
       in net assets...............          487,950        4,075,130      (2,695,470)        5,913,634
NET ASSETS:
   Beginning of year...............       15,468,894       11,393,764       57,352,552       51,438,918
                                     ---------------  ---------------  ---------------   --------------
   End of year.....................  $    15,956,844  $    15,468,894  $    54,657,082   $   57,352,552
                                     ===============  ===============  ===============   ==============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                               MIST PYRAMIS
                                             GOVERNMENT INCOME           MIST PYRAMIS MANAGED RISK
                                                SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                           2014            2013            2014           2013 (b)
                                     ---------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       590,403  $       32,223  $     (114,588)  $         9,598
   Net realized gains (losses).....        (133,276)         119,122           53,360           80,817
   Change in unrealized gains
     (losses) on investments.......        2,493,827     (3,683,039)          577,766          106,893
                                     ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,950,954     (3,531,694)          516,538          197,308
                                     ---------------  --------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          732,744       6,517,529          856,404        2,014,545
   Net transfers (including fixed
     account)......................      (1,178,756)     (1,907,745)        5,521,992        1,700,481
   Contract charges................        (522,094)       (530,980)         (65,787)          (3,409)
   Transfers for contract benefits
     and terminations..............      (3,396,914)     (4,766,478)        (233,511)         (28,780)
                                     ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,365,020)       (687,674)        6,079,098        3,682,837
                                     ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,414,066)     (4,219,368)        6,595,636        3,880,145
NET ASSETS:
   Beginning of year...............       50,900,751      55,120,119        3,880,145               --
                                     ---------------  --------------  ---------------  ---------------
   End of year.....................  $    49,486,685  $   50,900,751  $    10,475,781  $     3,880,145
                                     ===============  ==============  ===============  ===============

                                                                                     MIST SSGA
                                     MIST SCHRODERS GLOBAL MULTI-ASSET         GROWTH AND INCOME ETF
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  --------------------------------
                                           2014             2013              2014             2013
                                     ---------------  ---------------    ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (34,935)  $     (178,546)    $       654,987  $       962,168
   Net realized gains (losses).....          776,428           73,093          6,665,779        4,847,487
   Change in unrealized gains
     (losses) on investments.......          468,531        1,152,830        (3,412,275)        4,733,549
                                     ---------------  ---------------    ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,210,024        1,047,377          3,908,491       10,543,204
                                     ---------------  ---------------    ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        2,742,737        4,859,039            901,558        2,049,478
   Net transfers (including fixed
     account)......................        2,242,865        4,959,090           (18,763)     (11,761,331)
   Contract charges................        (184,047)         (98,390)          (830,706)        (856,942)
   Transfers for contract benefits
     and terminations..............        (831,192)        (269,586)        (4,041,154)      (3,127,009)
                                     ---------------  ---------------    ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        3,970,363        9,450,153        (3,989,065)     (13,695,804)
                                     ---------------  ---------------    ---------------  ---------------
     Net increase (decrease)
       in net assets...............        5,180,387       10,497,530           (80,574)      (3,152,600)
NET ASSETS:
   Beginning of year...............       17,016,201        6,518,671         94,222,649       97,375,249
                                     ---------------  ---------------    ---------------  ---------------
   End of year.....................  $    22,196,588  $    17,016,201    $    94,142,075  $    94,222,649
                                     ===============  ===============    ===============  ===============

                                                                              MIST T. ROWE PRICE
                                           MIST SSGA GROWTH ETF                 LARGE CAP VALUE
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2014              2013             2014             2013
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       203,444  $       184,890  $     (253,080)  $      (63,749)
   Net realized gains (losses).....        4,141,785        2,076,923        2,491,075        1,009,349
   Change in unrealized gains
     (losses) on investments.......      (2,445,256)        3,676,266        4,209,137       12,373,948
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,899,973        5,938,079        6,447,132       13,319,548
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        2,281,714        1,911,628          613,703          621,514
   Net transfers (including fixed
     account)......................          457,742       10,297,689        9,466,258          227,770
   Contract charges................        (439,672)        (309,097)        (326,861)        (293,056)
   Transfers for contract benefits
     and terminations..............      (1,897,738)        (903,858)      (6,731,679)      (3,725,926)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          402,046       10,996,362        3,021,421      (3,169,698)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        2,302,019       16,934,441        9,468,553       10,149,850
NET ASSETS:
   Beginning of year...............       51,894,146       34,959,705       53,353,637       43,203,787
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    54,196,165  $    51,894,146  $    62,822,190  $    53,353,637
                                     ===============  ===============  ===============  ===============

                                            MIST T. ROWE PRICE
                                              MID CAP GROWTH
                                                SUB-ACCOUNT
                                     --------------------------------
                                           2014             2013
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (739,216)  $     (588,913)
   Net realized gains (losses).....        5,835,680        3,370,200
   Change in unrealized gains
     (losses) on investments.......        (407,761)        9,244,565
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        4,688,703       12,025,852
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          403,412          429,833
   Net transfers (including fixed
     account)......................        (684,025)      (1,880,352)
   Contract charges................        (310,295)        (289,097)
   Transfers for contract benefits
     and terminations..............      (3,001,869)      (2,105,976)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,592,777)      (3,845,592)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,095,926        8,180,260
NET ASSETS:
   Beginning of year...............       44,743,388       36,563,128
                                     ---------------  ---------------
   End of year.....................  $    45,839,314  $    44,743,388
                                     ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                MIST WMC                      MSF BAILLIE GIFFORD
                                           LARGE CAP RESEARCH                 INTERNATIONAL STOCK
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2014             2013              2014            2013
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (14,662)  $       (6,820)  $      (61,666)  $     (210,702)
   Net realized gains (losses).....          122,364           71,497          274,321          133,642
   Change in unrealized gains
     (losses) on investments.......           80,568          402,950      (1,058,956)        1,974,969
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          188,270          467,627        (846,301)        1,897,909
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            4,677           69,536          211,976          110,037
   Net transfers (including fixed
     account)......................        (140,945)         (10,935)        (589,744)       17,624,097
   Contract charges................         (14,650)         (15,503)        (149,531)        (107,399)
   Transfers for contract benefits
     and terminations..............        (221,990)         (85,559)      (1,184,852)        (630,131)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (372,908)         (42,461)      (1,712,151)       16,996,604
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (184,638)          425,166      (2,558,452)       18,894,513
NET ASSETS:
   Beginning of year...............        1,874,253        1,449,087       19,193,104          298,591
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     1,689,615  $     1,874,253  $    16,634,652  $    19,193,104
                                     ===============  ===============  ===============  ===============

                                          MSF BARCLAYS AGGREGATE
                                                BOND INDEX                 MSF BLACKROCK BOND INCOME
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2014              2013            2014              2013
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       119,760  $       169,543  $       163,146  $       208,416
   Net realized gains (losses).....         (33,156)         (49,477)           16,420          257,471
   Change in unrealized gains
     (losses) on investments.......          329,489        (573,991)          300,341        (707,303)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          416,093        (453,925)          479,907        (241,416)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          900,986          583,830           65,129          549,947
   Net transfers (including fixed
     account)......................        1,660,550        (625,447)          597,448          505,500
   Contract charges................        (103,005)        (102,023)         (67,861)         (60,634)
   Transfers for contract benefits
     and terminations..............        (773,194)        (360,753)        (940,046)        (757,893)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        1,685,337        (504,393)        (345,330)          236,920
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        2,101,430        (958,318)          134,577          (4,496)
NET ASSETS:
   Beginning of year...............       10,676,502       11,634,820        9,223,339        9,227,835
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    12,777,932  $    10,676,502  $     9,357,916  $     9,223,339
                                     ===============  ===============  ===============  ===============

                                               MSF BLACKROCK
                                           CAPITAL APPRECIATION           MSF BLACKROCK MONEY MARKET
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2014             2013            2014             2013
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (21,235)  $      (12,027)  $     (997,939)  $   (1,149,723)
   Net realized gains (losses).....           96,795           76,208               --               --
   Change in unrealized gains
     (losses) on investments.......            3,550          287,084               --               --
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           79,110          351,265        (997,939)      (1,149,723)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           22,447            7,148        2,301,354        8,086,082
   Net transfers (including fixed
     account)......................        (134,083)         (40,877)      (4,244,375)      (3,537,943)
   Contract charges................          (8,285)          (7,059)        (552,973)        (586,142)
   Transfers for contract benefits
     and terminations..............         (96,213)        (129,523)     (12,820,228)     (15,638,135)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (216,134)        (170,311)     (15,316,222)     (11,676,138)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (137,024)          180,954     (16,314,161)     (12,825,861)
NET ASSETS:
   Beginning of year...............        1,397,029        1,216,075       71,286,205       84,112,066
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     1,260,005  $     1,397,029  $    54,972,044  $    71,286,205
                                     ===============  ===============  ===============  ===============

                                               MSF FRONTIER
                                              MID CAP GROWTH
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2014            2013 (B)
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (166,584)  $     (103,557)
   Net realized gains (losses).....        1,160,046           94,818
   Change in unrealized gains
     (losses) on investments.......        (113,151)        1,681,909
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          880,311        1,673,170
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          249,397          138,661
   Net transfers (including fixed
     account)......................        (112,414)        8,331,080
   Contract charges................         (64,212)         (38,034)
   Transfers for contract benefits
     and terminations..............        (713,899)        (246,951)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (641,128)        8,184,756
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          239,183        9,857,926
NET ASSETS:
   Beginning of year...............        9,857,926               --
                                     ---------------  ---------------
   End of year.....................  $    10,097,109  $     9,857,926
                                     ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                               MSF JENNISON GROWTH        MSF LOOMIS SAYLES SMALL CAP CORE
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  ---------------------------------
                                              2014            2013              2014              2013
                                        ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (880,483)  $     (742,146)  $       (15,955)  $      (13,811)
   Net realized gains (losses)........        5,611,936        1,852,967           177,738          129,484
   Change in unrealized gains
     (losses) on investments..........      (1,017,791)       14,641,613         (149,011)          169,815
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        3,713,662       15,752,434            12,772          285,488
                                        ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          275,025          538,775            76,819           37,358
   Net transfers (including fixed
     account).........................      (3,353,192)          265,294          (16,139)         (95,188)
   Contract charges...................        (322,527)        (310,567)           (8,722)          (8,728)
   Transfers for contract benefits
     and terminations.................      (5,449,885)      (3,330,214)         (168,039)         (67,975)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (8,850,579)      (2,836,712)         (116,081)        (134,533)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................      (5,136,917)       12,915,722         (103,309)          150,955
NET ASSETS:
   Beginning of year..................       58,422,313       45,506,591           999,555          848,600
                                        ---------------  ---------------  ----------------  ---------------
   End of year........................  $    53,285,396  $    58,422,313  $        896,246  $       999,555
                                        ===============  ===============  ================  ===============

                                                MSF LOOMIS SAYLES
                                                SMALL CAP GROWTH             MSF MET/ARTISAN MID CAP VALUE
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2014              2013             2014             2013
                                        ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        (6,679)  $       (6,179)  $     (201,908)  $      (154,282)
   Net realized gains (losses)........            81,510           41,032          675,824           288,917
   Change in unrealized gains
     (losses) on investments..........          (74,968)          154,223        (467,635)         4,799,521
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............             (137)          189,076            6,281         4,934,156
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............             1,641            5,188          109,103           150,393
   Net transfers (including fixed
     account).........................            48,500         (32,940)        (182,031)           570,267
   Contract charges...................           (3,619)          (3,489)        (100,238)          (98,413)
   Transfers for contract benefits
     and terminations.................          (33,190)         (35,132)      (2,189,102)       (1,182,742)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....            13,332         (66,373)      (2,362,268)         (560,495)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................            13,195          122,703      (2,355,987)         4,373,661
NET ASSETS:
   Beginning of year..................           551,889          429,186       19,152,895        14,779,234
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $        565,084  $       551,889  $    16,796,908  $     19,152,895
                                        ================  ===============  ===============  ================

                                               MSF MET/DIMENSIONAL
                                           INTERNATIONAL SMALL COMPANY      MSF METLIFE ASSET ALLOCATION 20
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  --------------------------------
                                             2014              2013             2014              2013
                                        ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        17,528  $          7,187  $        25,406  $        28,358
   Net realized gains (losses)........          200,062           140,604          147,457           29,323
   Change in unrealized gains
     (losses) on investments..........        (635,376)           697,871         (61,591)            2,184
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (417,786)           845,662          111,272           59,865
                                        ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           69,930            99,537          114,170               --
   Net transfers (including fixed
     account).........................          784,934           444,943        8,259,906          186,675
   Contract charges...................         (33,703)          (26,741)         (20,508)         (13,871)
   Transfers for contract benefits
     and terminations.................        (250,627)         (154,680)        (194,457)        (219,278)
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....          570,534           363,059        8,159,111         (46,474)
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................          152,748         1,208,721        8,270,383           13,391
NET ASSETS:
   Beginning of year..................        4,313,192         3,104,471        2,351,233        2,337,842
                                        ---------------  ----------------  ---------------  ---------------
   End of year........................  $     4,465,940  $      4,313,192  $    10,621,616  $     2,351,233
                                        ===============  ================  ===============  ===============


                                         MSF METLIFE ASSET ALLOCATION 40
                                                   SUB-ACCOUNT
                                        --------------------------------
                                             2014              2013
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $   (5,247,629)  $        16,235
   Net realized gains (losses)........        1,783,882           36,649
   Change in unrealized gains
     (losses) on investments..........       16,244,805          123,464
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       12,781,058          176,348
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        1,898,372               --
   Net transfers (including fixed
     account).........................      476,769,590          154,175
   Contract charges...................      (2,426,404)         (12,270)
   Transfers for contract benefits
     and terminations.................     (39,052,262)         (74,268)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      437,189,296           67,637
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................      449,970,354          243,985
NET ASSETS:
   Beginning of year..................        2,145,543        1,901,558
                                        ---------------  ---------------
   End of year........................  $   452,115,897  $     2,145,543
                                        ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                     MSF METLIFE ASSET ALLOCATION 60    MSF METLIFE ASSET ALLOCATION 80
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2014              2013             2014            2013
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (6,288,107)  $        38,099  $   (5,263,935)  $      (14,914)
   Net realized gains (losses).....        2,194,352          655,841        1,635,655          545,406
   Change in unrealized gains
     (losses) on investments.......       24,799,478        2,131,153       21,946,301          846,977
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       20,705,723        2,825,093       18,318,021        1,377,469
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        3,241,293          107,989        2,841,019            1,748
   Net transfers (including fixed
     account)......................      593,853,965        (545,141)      467,461,737        (644,800)
   Contract charges................      (3,088,982)        (135,168)      (2,046,521)         (50,793)
   Transfers for contract benefits
     and terminations..............     (28,985,529)      (1,758,975)     (31,670,258)      (1,418,462)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      565,020,747      (2,331,295)      436,585,977      (2,112,307)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      585,726,470          493,798      454,903,998        (734,838)
NET ASSETS:
   Beginning of year...............       19,280,778       18,786,980        6,266,657        7,001,495
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   605,007,248  $    19,280,778  $   461,170,655  $     6,266,657
                                     ===============  ===============  ===============  ===============

                                      MSF METLIFE MID CAP STOCK INDEX       MSF METLIFE STOCK INDEX
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2014            2013              2014             2013
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (52,725)  $      (37,301)  $     (118,079)  $      (41,976)
   Net realized gains (losses).....          602,682          398,576        3,109,034        1,760,551
   Change in unrealized gains
     (losses) on investments.......         (45,982)        1,112,567        2,284,511        9,403,739
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          503,975        1,473,842        5,275,466       11,122,314
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           68,941          157,808          263,933          556,792
   Net transfers (including fixed
     account)......................         (39,401)          493,676        2,151,906        1,340,653
   Contract charges................         (54,876)         (48,492)        (301,774)        (259,299)
   Transfers for contract benefits
     and terminations..............        (380,417)        (303,926)      (3,641,036)      (2,075,305)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (405,753)          299,066      (1,526,971)        (437,159)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............           98,222        1,772,908        3,748,495       10,685,155
NET ASSETS:
   Beginning of year...............        6,560,440        4,787,532       48,655,756       37,970,601
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     6,658,662  $     6,560,440  $    52,404,251  $    48,655,756
                                     ===============  ===============  ===============  ===============

                                           MSF MFS TOTAL RETURN                  MSF MFS VALUE
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2014             2013              2014             2013
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        68,208  $        95,432  $        24,915  $     (167,701)
   Net realized gains (losses).....          302,642          170,207        2,090,651          604,641
   Change in unrealized gains
     (losses) on investments.......          239,073        1,251,597         (29,591)        4,076,281
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          609,923        1,517,236        2,085,975        4,513,221
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           35,102           46,398          657,698          243,889
   Net transfers (including fixed
     account)......................        (354,019)        (181,871)      (1,829,287)       16,483,814
   Contract charges................         (53,783)         (57,322)        (188,557)        (136,399)
   Transfers for contract benefits
     and terminations..............        (954,888)      (1,036,764)      (1,620,314)        (849,620)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,327,588)      (1,229,559)      (2,980,460)       15,741,684
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (717,665)          287,677        (894,485)       20,254,905
NET ASSETS:
   Beginning of year...............        9,714,123        9,426,446       25,019,792        4,764,887
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     8,996,458  $     9,714,123  $    24,125,307  $    25,019,792
                                     ===============  ===============  ===============  ===============

                                             MSF MSCI EAFE INDEX
                                                 SUB-ACCOUNT
                                     ---------------------------------
                                           2014             2013
                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        42,276   $        61,134
   Net realized gains (losses).....           62,718            79,924
   Change in unrealized gains
     (losses) on investments.......        (542,244)           703,929
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (437,250)           844,987
                                     ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           64,357           228,067
   Net transfers (including fixed
     account)......................          670,052            33,883
   Contract charges................         (43,941)          (40,382)
   Transfers for contract benefits
     and terminations..............        (239,360)         (129,212)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          451,108            92,356
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets...............           13,858           937,343
NET ASSETS:
   Beginning of year...............        5,318,352         4,381,009
                                     ---------------   ---------------
   End of year.....................  $     5,332,210   $     5,318,352
                                     ===============   ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                          MSF NEUBERGER BERMAN GENESIS         MSF RUSSELL 2000 INDEX
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                              2014            2013              2014            2013
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (204,529)  $     (164,029)  $      (60,820)  $      (21,219)
   Net realized gains (losses)........          392,354          265,507          809,396          361,918
   Change in unrealized gains
     (losses) on investments..........        (492,091)        3,205,354        (465,397)        1,789,478
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (304,266)        3,306,832          283,179        2,130,177
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          172,901           88,815           77,653          228,215
   Net transfers (including fixed
     account).........................        (135,226)       12,727,836        (317,872)        2,590,492
   Contract charges...................         (94,307)         (66,830)         (74,470)         (53,621)
   Transfers for contract benefits
     and terminations.................      (1,317,967)        (836,675)        (510,726)        (247,084)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,374,599)       11,913,146        (825,415)        2,518,002
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (1,678,865)       15,219,978        (542,236)        4,648,179
NET ASSETS:
   Beginning of year..................       15,339,173          119,195       10,077,048        5,428,869
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    13,660,308  $    15,339,173  $     9,534,812  $    10,077,048
                                        ===============  ===============  ===============  ===============

                                                MSF T. ROWE PRICE                 MSF T. ROWE PRICE
                                                LARGE CAP GROWTH                  SMALL CAP GROWTH
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                              2014            2013             2014             2013
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (288,889)  $     (164,357)  $       (8,854)  $       (8,448)
   Net realized gains (losses)........        1,720,232          211,863           66,138           92,750
   Change in unrealized gains
     (losses) on investments..........        (220,093)        3,469,071         (33,008)          102,678
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        1,211,250        3,516,577           24,276          186,980
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          298,084           94,700               --               --
   Net transfers (including fixed
     account).........................        2,339,708       13,216,759         (25,845)         (90,552)
   Contract charges...................        (116,049)         (55,429)          (4,323)          (4,103)
   Transfers for contract benefits
     and terminations.................      (1,577,340)        (409,707)          (8,508)         (50,598)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....          944,403       12,846,323         (38,676)        (145,253)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        2,155,653       16,362,900         (14,400)           41,727
NET ASSETS:
   Beginning of year..................       17,222,447          859,547          539,815          498,088
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    19,378,100  $    17,222,447  $       525,415  $       539,815
                                        ===============  ===============  ===============  ===============

                                                MSF VAN ECK GLOBAL           MSF WESTERN ASSET MANAGEMENT
                                                 NATURAL RESOURCES           STRATEGIC BOND OPPORTUNITIES
                                                    SUB-ACCOUNT                       SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2014             2013              2014             2013
                                        ---------------   ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (81,148)   $      (60,142)  $         1,522  $          1,136
   Net realized gains (losses)........           96,161         (232,507)            1,423                51
   Change in unrealized gains
     (losses) on investments..........      (1,196,882)           880,807          (1,306)           (1,353)
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............      (1,181,869)           588,158            1,639             (166)
                                        ---------------   ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          113,798           103,163               --                --
   Net transfers (including fixed
     account).........................          646,746       (1,314,708)              672             2,482
   Contract charges...................         (57,171)          (66,138)            (125)             (105)
   Transfers for contract benefits
     and terminations.................        (319,235)         (198,491)         (17,956)               (7)
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....          384,138       (1,476,174)         (17,409)             2,370
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................        (797,731)         (888,016)         (15,770)             2,204
NET ASSETS:
   Beginning of year..................        6,297,415         7,185,431           36,940            34,736
                                        ---------------   ---------------  ---------------  ----------------
   End of year........................  $     5,499,684   $     6,297,415  $        21,170  $         36,940
                                        ===============   ===============  ===============  ================

                                          MSF WESTERN ASSET MANAGEMENT
                                                 U.S. GOVERNMENT
                                                   SUB-ACCOUNT
                                        --------------------------------
                                             2014              2013
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        53,484  $       142,708
   Net realized gains (losses)........          (1,280)           13,451
   Change in unrealized gains
     (losses) on investments..........          267,860        (926,237)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          320,064        (770,078)
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          572,773        2,409,835
   Net transfers (including fixed
     account).........................        1,489,443        (308,952)
   Contract charges...................        (235,854)        (223,086)
   Transfers for contract benefits
     and terminations.................      (2,334,358)      (2,527,131)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (507,996)        (649,334)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................        (187,932)      (1,419,412)
NET ASSETS:
   Beginning of year..................       31,018,667       32,438,079
                                        ---------------  ---------------
   End of year........................  $    30,830,735  $    31,018,667
                                        ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                 MSF WMC                     OPPENHEIMER VA MAIN
                                        CORE EQUITY OPPORTUNITIES             STREET SMALL CAP
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2014            2013             2014              2013
                                     --------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (780,374)  $     (265,696)  $      (33,416)  $      (28,402)
   Net realized gains (losses).....       9,384,864        3,480,725          888,302          337,983
   Change in unrealized gains
     (losses) on investments.......     (2,609,211)       15,877,848        (384,026)        1,136,661
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       5,995,279       19,092,877          470,860        1,446,242
                                     --------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         636,118        1,059,939           96,347          246,172
   Net transfers (including fixed
     account)......................     (3,531,525)      (3,573,867)        (101,357)        (396,313)
   Contract charges................       (466,055)        (456,412)         (29,942)         (26,797)
   Transfers for contract benefits
     and terminations..............     (5,960,701)      (4,455,813)        (330,168)        (246,910)
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (9,322,163)      (7,426,153)        (365,120)        (423,848)
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (3,326,884)       11,666,724          105,740        1,022,394
NET ASSETS:
   Beginning of year...............      75,524,957       63,858,233        4,873,865        3,851,471
                                     --------------  ---------------  ---------------  ---------------
   End of year.....................  $   72,198,073  $    75,524,957  $     4,979,605  $     4,873,865
                                     ==============  ===============  ===============  ===============


                                           PIMCO VIT HIGH YIELD             PIMCO VIT LOW DURATION
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2014            2013              2014             2013
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         6,505  $         6,347  $         (288)  $           128
   Net realized gains (losses).....              794              959            1,871            3,910
   Change in unrealized gains
     (losses) on investments.......          (4,281)            (720)          (1,853)          (6,864)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............            3,018            6,586            (270)          (2,826)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --               --               --               --
   Net transfers (including fixed
     account)......................            4,336            9,179         (17,455)          (2,685)
   Contract charges................            (727)            (714)            (497)          (1,050)
   Transfers for contract benefits
     and terminations..............          (3,074)          (4,798)         (27,196)         (82,222)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..              535            3,667         (45,148)         (85,957)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............            3,553           10,253         (45,418)         (88,783)
NET ASSETS:
   Beginning of year...............          164,889          154,636          116,235          205,018
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $       168,442  $       164,889  $        70,817  $       116,235
                                     ===============  ===============  ===============  ===============

                                                                                  PIONEER VCT
                                          PIONEER VCT MID CAP VALUE           REAL ESTATE SHARES
                                                 SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2014             2013            2014             2013
                                     ---------------   --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (18,298)   $     (14,345)  $            73  $            48
   Net realized gains (losses).....          385,135           47,112              682            (367)
   Change in unrealized gains
     (losses) on investments.......         (77,974)          518,538            1,759              317
                                     ---------------   --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          288,863          551,305            2,514              (2)
                                     ---------------   --------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           28,631           80,120               --               --
   Net transfers (including fixed
     account)......................           31,318         (48,853)               --               --
   Contract charges................         (10,146)          (7,393)             (44)             (47)
   Transfers for contract benefits
     and terminations..............        (175,413)         (85,946)              (3)              (3)
                                     ---------------   --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (125,610)         (62,072)             (47)             (50)
                                     ---------------   --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          163,253          489,233            2,467             (52)
NET ASSETS:
   Beginning of year...............        2,228,875        1,739,642            8,850            8,902
                                     ---------------   --------------  ---------------  ---------------
   End of year.....................  $     2,392,128   $    2,228,875  $        11,317  $         8,850
                                     ===============   ==============  ===============  ===============


                                          PUTNAM VT EQUITY INCOME
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2014             2013
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           512  $           489
   Net realized gains (losses).....            6,747            1,076
   Change in unrealized gains
     (losses) on investments.......            (930)           15,918
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............            6,329           17,483
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --               --
   Net transfers (including fixed
     account)......................          (3,433)          (5,491)
   Contract charges................               --               --
   Transfers for contract benefits
     and terminations..............         (20,157)             (13)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..         (23,590)          (5,504)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............         (17,261)           11,979
NET ASSETS:
   Beginning of year...............           70,888           58,909
                                     ---------------  ---------------
   End of year.....................  $        53,627  $        70,888
                                     ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                          PUTNAM VT MULTI-CAP GROWTH          RUSSELL AGGRESSIVE EQUITY
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2014              2013             2014              2013
                                      ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (2,555)  $        (1,529)  $          (41)  $           (31)
   Net realized gains (losses)......             4,396             1,577              384               287
   Change in unrealized gains
     (losses) on investments........            31,681            68,462            (334)               842
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            33,522            68,510                9             1,098
                                      ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            14,027            14,418               --                --
   Net transfers (including fixed
     account).......................               539           (1,747)               --                --
   Contract charges.................               (2)               (2)               --                --
   Transfers for contract benefits
     and terminations...............           (6,320)             (524)              (3)               (4)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..             8,244            12,145              (3)               (4)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............            41,766            80,655                6             1,094
NET ASSETS:
   Beginning of year................           267,354           186,699            3,969             2,875
                                      ----------------  ----------------  ---------------  ----------------
   End of year......................  $        309,120  $        267,354  $         3,975  $          3,969
                                      ================  ================  ===============  ================


                                               RUSSELL CORE BOND          RUSSELL GLOBAL REAL ESTATE SECURITIES
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                      ----------------------------------  -------------------------------------
                                            2014              2013               2014              2013
                                      ----------------  ----------------   ----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $             38  $             10   $            142   $           184
   Net realized gains (losses)......               459                67                342               287
   Change in unrealized gains
     (losses) on investments........               414             (736)                427             (318)
                                      ----------------  ----------------   ----------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............               911             (659)                911               153
                                      ----------------  ----------------   ----------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --                 --                --
   Net transfers (including fixed
     account).......................                --                --                 --                --
   Contract charges.................                --                --                 --                --
   Transfers for contract benefits
     and terminations...............               (4)               (2)                (4)               (4)
                                      ----------------  ----------------   ----------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (4)               (2)                (4)               (4)
                                      ----------------  ----------------   ----------------   ---------------
     Net increase (decrease)
        in net assets...............               907             (661)                907               149
NET ASSETS:
   Beginning of year................            22,762            23,423              6,900             6,751
                                      ----------------  ----------------   ----------------   ---------------
   End of year......................  $         23,669  $         22,762   $          7,807   $         6,900
                                      ================  ================   ================   ===============


                                          RUSSELL MULTI-STYLE EQUITY               RUSSELL NON-U.S.
                                                  SUB-ACCOUNT                         SUB-ACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2014              2013              2014              2013
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           (89)  $           (62)  $             70  $             70
   Net realized gains (losses)......             5,590             2,050                30                14
   Change in unrealized gains
     (losses) on investments........           (1,673)             6,954             (819)             2,019
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             3,828             8,942             (719)             2,103
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --                --                --
   Net transfers (including fixed
     account).......................                --                --                --                --
   Contract charges.................                --                --                --                --
   Transfers for contract benefits
     and terminations...............               (2)               (4)               (2)               (4)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (2)               (4)               (2)               (4)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............             3,826             8,938             (721)             2,099
NET ASSETS:
   Beginning of year................            37,705            28,767            12,482            10,383
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $         41,531  $         37,705  $         11,761  $         12,482
                                      ================  ================  ================  ================

                                          TAP 1919 VARIABLE SOCIALLY
                                              RESPONSIVE BALANCED
                                                  SUB-ACCOUNT
                                      ----------------------------------
                                            2014              2013
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          (235)  $             39
   Net realized gains (losses)......             6,249                63
   Change in unrealized gains
     (losses) on investments........           (3,619)             2,018
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             2,395             2,120
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --
   Net transfers (including fixed
     account).......................          (17,477)            15,796
   Contract charges.................              (38)              (38)
   Transfers for contract benefits
     and terminations...............               (6)               (8)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (17,521)            15,750
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............          (15,126)            17,870
NET ASSETS:
   Beginning of year................            28,829            10,959
                                      ----------------  ----------------
   End of year......................  $         13,703  $         28,829
                                      ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


First MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of First MetLife Investors Insurance Company (the "Company"), was established by the Company's Board of Directors on December 31, 1992 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Department of Financial Services.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund, portfolio, or series (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         Oppenheimer Variable Account Funds
Fidelity Variable Insurance Products ("Fidelity VIP")        ("Oppenheimer VA")
Franklin Templeton Variable Insurance Products Trust       PIMCO Variable Insurance Trust ("PIMCO VIT")
   ("FTVIPT")                                              Pioneer Variable Contracts Trust ("Pioneer VCT")
Legg Mason Partners Variable Equity Trust                  Putnam Variable Trust ("Putnam VT")
   ("LMPVET")                                              Russell Investment Funds ("Russell")
Legg Mason Partners Variable Income Trust                  Trust for Advised Portfolios ("TAP")
   ("LMPVIT")

*See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2014:

American Funds Bond Sub-Account                          LMPVET ClearBridge Variable Aggressive Growth
American Funds Global Growth Sub-Account                   Sub-Account (a)
American Funds Global Small Capitalization               LMPVET ClearBridge Variable Appreciation
   Sub-Account                                             Sub-Account
American Funds Growth Sub-Account                        LMPVET ClearBridge Variable Equity Income
American Funds Growth-Income Sub-Account                   Sub-Account (a)
Fidelity VIP Contrafund Sub-Account (a)                  LMPVET ClearBridge Variable Large Cap Growth
Fidelity VIP Equity-Income Sub-Account                     Sub-Account
Fidelity VIP Mid Cap Sub-Account                         LMPVET ClearBridge Variable Large Cap Value
FTVIPT Franklin Income VIP Sub-Account                     Sub-Account
FTVIPT Franklin Mutual Shares VIP Sub-Account            LMPVET ClearBridge Variable Small Cap Growth
FTVIPT Franklin Small Cap Value VIP Sub-Account            Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account (a)             LMPVET Variable Lifestyle Allocation 50%
FTVIPT Templeton Global Bond VIP Sub-Account               Sub-Account
Invesco V.I. Equity and Income Sub-Account               LMPVET Variable Lifestyle Allocation 70%
Invesco V.I. International Growth Sub-Account              Sub-Account

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS -- (CONTINUED)


LMPVET Variable Lifestyle Allocation 85%                MIST PIMCO Total Return Sub-Account (a)
   Sub-Account                                          MIST Pioneer Fund Sub-Account (a)
LMPVIT Western Asset Variable Global High Yield         MIST Pioneer Strategic Income Sub-Account (a)
   Bond Sub-Account                                     MIST Pyramis Government Income Sub-Account
MIST AllianceBernstein Global Dynamic Allocation        MIST Pyramis Managed Risk Sub-Account
   Sub-Account                                          MIST Schroders Global Multi-Asset Sub-Account
MIST Allianz Global Investors Dynamic Multi-Asset       MIST SSgA Growth and Income ETF Sub-Account
   Plus Sub-Account (b)                                 MIST SSgA Growth ETF Sub-Account
MIST American Funds Balanced Allocation                 MIST T. Rowe Price Large Cap Value Sub-Account (a)
   Sub-Account                                          MIST T. Rowe Price Mid Cap Growth Sub-Account
MIST American Funds Growth Allocation                   MIST WMC Large Cap Research Sub-Account (a)
   Sub-Account                                          MSF Baillie Gifford International Stock Sub-Account
MIST American Funds Growth Sub-Account                  MSF Barclays Aggregate Bond Index Sub-Account
MIST American Funds Moderate Allocation                 MSF BlackRock Bond Income Sub-Account (a)
   Sub-Account                                          MSF BlackRock Capital Appreciation Sub-Account (a)
MIST AQR Global Risk Balanced Sub-Account               MSF BlackRock Money Market Sub-Account (a)
MIST BlackRock Global Tactical Strategies               MSF Frontier Mid Cap Growth Sub-Account
   Sub-Account                                          MSF Jennison Growth Sub-Account (a)
MIST BlackRock High Yield Sub-Account (a)               MSF Loomis Sayles Small Cap Core Sub-Account
MIST Clarion Global Real Estate Sub-Account (a)         MSF Loomis Sayles Small Cap Growth Sub-Account
MIST ClearBridge Aggressive Growth Sub-Account (a)      MSF Met/Artisan Mid Cap Value Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account            MSF Met/Dimensional International Small Company
MIST Harris Oakmark International Sub-Account (a)         Sub-Account
MIST Invesco Balanced-Risk Allocation Sub-Account       MSF MetLife Asset Allocation 20 Sub-Account
MIST Invesco Comstock Sub-Account                       MSF MetLife Asset Allocation 40 Sub-Account
MIST Invesco Mid Cap Value Sub-Account (a)              MSF MetLife Asset Allocation 60 Sub-Account
MIST Invesco Small Cap Growth Sub-Account (a)           MSF MetLife Asset Allocation 80 Sub-Account
MIST JPMorgan Core Bond Sub-Account                     MSF MetLife Mid Cap Stock Index Sub-Account
MIST JPMorgan Global Active Allocation                  MSF MetLife Stock Index Sub-Account (a)
   Sub-Account                                          MSF MFS Total Return Sub-Account (a)
MIST JPMorgan Small Cap Value Sub-Account (a)           MSF MFS Value Sub-Account (a)
MIST Loomis Sayles Global Markets Sub-Account           MSF MSCI EAFE Index Sub-Account
MIST Lord Abbett Bond Debenture Sub-Account (a)         MSF Neuberger Berman Genesis Sub-Account (a)
MIST Met/Eaton Vance Floating Rate Sub-Account          MSF Russell 2000 Index Sub-Account
MIST Met/Franklin Low Duration Total Return             MSF T. Rowe Price Large Cap Growth Sub-Account (a)
   Sub-Account                                          MSF T. Rowe Price Small Cap Growth Sub-Account
MIST Met/Templeton International Bond Sub-Account       MSF Van Eck Global Natural Resources Sub-Account
MIST MetLife Asset Allocation 100 Sub-Account           MSF Western Asset Management Strategic Bond
MIST MetLife Balanced Plus Sub-Account                    Opportunities Sub-Account
MIST MetLife Multi-Index Targeted Risk                  MSF Western Asset Management U.S. Government
   Sub-Account                                            Sub-Account (a)
MIST MetLife Small Cap Value Sub-Account (a)            MSF WMC Core Equity Opportunities Sub-Account (a)
MIST MFS Emerging Markets Equity Sub-Account (a)        Oppenheimer VA Main Street Small Cap Sub-Account
MIST MFS Research International Sub-Account (a)         PIMCO VIT High Yield Sub-Account
MIST Morgan Stanley Mid Cap Growth Sub-Account (a)      PIMCO VIT Low Duration Sub-Account
MIST Oppenheimer Global Equity Sub-Account              Pioneer VCT Mid Cap Value Sub-Account
MIST PanAgora Global Diversified Risk                   Pioneer VCT Real Estate Shares Sub-Account
   Sub-Account (b)                                      Putnam VT Equity Income Sub-Account
MIST PIMCO Inflation Protected Bond Sub-Account         Putnam VT Multi-Cap Growth Sub-Account

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


Russell Aggressive Equity Sub-Account                    Russell Non-U.S. Sub-Account
Russell Core Bond Sub-Account                            TAP 1919 Variable Socially Responsive Balanced
Russell Global Real Estate Securities Sub-Account          Sub-Account
Russell Multi-Style Equity Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying fund, portfolio, or series of the Trusts.
(b) This Sub-Account began operations during the year ended December 31, 2014.


3.  PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2014:

LMPVET ClearBridge Variable All Cap Value                MIST MetLife Moderate Strategy Sub-Account
   Sub-Account                                           Pioneer VCT Disciplined Value Sub-Account
Invesco V.I. American Value Sub-Account                  Pioneer VCT Emerging Markets Sub-Account
Invesco V.I. Global Real Estate Sub-Account              Pioneer VCT Equity Income Sub-Account
Invesco V.I. Growth and Income Sub-Account               Pioneer VCT Ibbotson Growth Allocation Sub-Account
MIST ClearBridge Aggressive Growth II Sub-Account        Pioneer VCT Ibbotson Moderate Allocation
MIST MetLife Balanced Strategy Sub-Account                 Sub-Account
MIST MetLife Defensive Strategy Sub-Account              UIF U.S. Real Estate Sub-Account
MIST MetLife Growth Strategy Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2014:

NAME CHANGES:

Former Name                                             New Name

Franklin Income Securities Fund                         Franklin Income VIP Fund
Franklin Small Cap Value Securities Fund                Franklin Small Cap Value VIP Fund
Mutual Shares Securities Fund                           Franklin Mutual Shares VIP Fund
Templeton Foreign Securities Fund                       Templeton Foreign Fund
Templeton Global Bond Securities Fund                   Templeton Global Bond VIP Fund
(MIST) BlackRock Large Cap Core Portfolio               (MIST) WMC Large Cap Research Portfolio
(MIST) MetLife Aggressive Strategy Portfolio            (MIST) MetLife Asset Allocation 100 Portfolio
(MIST) Third Avenue Small Cap Value Portfolio           (MIST) MetLife Small Cap Value Portfolio
(MSF) Davis Venture Value Portfolio                     (MSF) WMC Core Equity Opportunities Portfolio
(MSF) MetLife Conservative Allocation Portfolio         (MSF) MetLife Asset Allocation 20 Portfolio
(MSF) MetLife Conservative to Moderate Allocation       (MSF) MetLife Asset Allocation 40 Portfolio
   Portfolio
(MSF) MetLife Moderate Allocation Portfolio             (MSF) MetLife Asset Allocation 60 Portfolio
(MSF) MetLife Moderate to Aggressive Allocation         (MSF) MetLife Asset Allocation 80 Portfolio
   Portfolio

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


MERGERS:

Former Portfolio                                        New Portfolio

(MIST) ClearBridge Aggressive Growth Portfolio II       (MIST) ClearBridge Aggressive Growth Portfolio
(MIST) MetLife Balanced Strategy Portfolio              (MSF) MetLife Asset Allocation 60 Portfolio
(MIST) MetLife Defensive Strategy Portfolio             (MSF) MetLife Asset Allocation 40 Portfolio
(MIST) MetLife Growth Strategy Portfolio                (MSF) MetLife Asset Allocation 80 Portfolio
(MIST) MetLife Moderate Strategy Portfolio              (MSF) MetLife Asset Allocation 40 Portfolio

SUBSTITUTIONS:

Former Portfolio                                            New Portfolio

ClearBridge Variable All Cap Value Portfolio                (MIST) T. Rowe Price Large Cap Value Portfolio
Invesco V.I. American Value Fund                            (MIST) Invesco Mid Cap Value Portfolio
Invesco V.I. Global Real Estate Fund                        (MIST) Clarion Global Real Estate Portfolio
Invesco V.I. Growth and Income Fund                         (MIST) Invesco Comstock Portfolio
Pioneer Disciplined Value VCT Portfolio                     (MSF) MFS Value Portfolio
Pioneer Emerging Markets VCT Portfolio                      (MIST) MFS Emerging Markets Equity Portfolio
Pioneer Equity Income VCT Portfolio                         (MIST) Invesco Comstock Portfolio
Pioneer Ibbotson Growth Allocation VCT Portfolio            (MSF) MetLife Asset Allocation 80 Portfolio
Pioneer Ibbotson Moderate Allocation VCT Portfolio          (MSF) MetLife Asset Allocation 60 Portfolio
U.S. Real Estate Portfolio                                  (MIST) Clarion Global Real Estate Portfolio

REORGANIZATION:

Former Portfolio                                        New Portfolio

(LMPVET) Legg Mason Investment Counsel Variable         (TAP) 1919 Variable Socially Responsive Balanced
   Social Awareness Portfolio                              Fund

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATIONS
A Sub-Account's investment in shares of a fund, portfolio or funds of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY VALUATIONS -- (CONCLUDED)
The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on the increases in account value in the Contracts.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2014:

     ---------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                0.50% - 1.60%
     ---------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                            0.15% - 0.25%
     ---------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                              0.15% - 0.30%
     ---------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                   1.50%
     ---------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2014:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 - $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred from the contract value. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014                DECEMBER 31, 2014
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------    --------------   --------------
     American Funds Bond Sub-Account............................      1,032,731        11,101,207           957,681          867,614
     American Funds Global Growth Sub-Account...................        940,274        21,004,221         3,657,479        2,536,018
     American Funds Global Small Capitalization Sub-Account.....        192,401         3,529,515           226,629          537,569
     American Funds Growth Sub-Account..........................        703,581        39,631,021         3,295,681        7,811,741
     American Funds Growth-Income Sub-Account...................        566,661        21,807,537         2,765,748        4,907,652
     Fidelity VIP Contrafund Sub-Account........................        575,641        15,786,693         1,132,794        2,869,682
     Fidelity VIP Equity-Income Sub-Account.....................          3,676            77,688             3,520            3,152
     Fidelity VIP Mid Cap Sub-Account...........................        454,828        13,595,360           748,876        1,859,194
     FTVIPT Franklin Income VIP Sub-Account.....................      1,533,501        23,608,436         1,762,698        2,985,198
     FTVIPT Franklin Mutual Shares VIP Sub-Account..............        189,603         3,248,409           161,039          482,667
     FTVIPT Franklin Small Cap Value VIP Sub-Account............        163,693         2,806,283           493,784          427,973
     FTVIPT Templeton Foreign VIP Sub-Account...................        859,557        13,224,345           973,606        1,499,200
     FTVIPT Templeton Global Bond VIP Sub-Account...............        688,792        12,751,190         1,077,705        1,235,818
     Invesco V.I. Equity and Income VIP Sub-Account.............      1,040,084        15,116,470         2,099,253        1,888,603
     Invesco V.I. International Growth VIP Sub-Account..........        322,275         8,755,377           413,555        1,096,855
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account..............................................        661,572        12,087,699         2,241,385        3,317,655
     LMPVET ClearBridge Variable Appreciation Sub-Account.......        735,417        18,889,279         2,024,943        3,173,315
     LMPVET ClearBridge Variable Equity Income Sub-Account......      1,047,272        12,578,548         1,309,482        2,313,307
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account..............................................         11,950           204,002            39,288           89,708
     LMPVET ClearBridge Variable Large Cap Value
       Sub-Account..............................................         20,109           310,039            69,008           56,676
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account..............................................        227,104         4,003,578           964,079        1,187,761
     LMPVET Variable Lifestyle Allocation 50% Sub-Account.......        189,051         2,345,233           452,994          992,534
     LMPVET Variable Lifestyle Allocation 70% Sub-Account.......          5,269            61,082            13,931           40,836
     LMPVET Variable Lifestyle Allocation 85% Sub-Account.......         87,564         1,036,995           223,105          185,777
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account..............................................      1,228,389         9,973,594         1,178,759        1,278,556
     MIST AllianceBernstein Global Dynamic Allocation
       Sub-Account..............................................     14,004,741       142,028,455        11,766,529       10,659,465
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account (a)..........................................         43,112           450,186           456,181            6,111
     MIST American Funds Balanced Allocation Sub-Account........     21,125,477       190,575,910        32,531,938       16,774,487
     MIST American Funds Growth Allocation Sub-Account..........      9,921,283        83,197,361        23,933,150       17,038,967
     MIST American Funds Growth Sub-Account.....................      3,957,896        35,201,447         5,646,550       11,390,138
     MIST American Funds Moderate Allocation Sub-Account........     11,234,972       104,479,084        15,459,491       13,045,420
     MIST AQR Global Risk Balanced Sub-Account..................     15,093,474       162,760,156         4,502,569       20,294,626
     MIST BlackRock Global Tactical Strategies Sub-Account......     27,604,737       272,931,877        23,830,765       18,419,570
     MIST BlackRock High Yield Sub-Account......................      2,461,457        20,256,165         5,406,659        4,078,913
     MIST Clarion Global Real Estate Sub-Account................      2,253,485        25,653,671         7,660,404        5,334,630
     MIST ClearBridge Aggressive Growth Sub-Account.............      3,704,910        37,866,807        17,896,194        9,028,190
     MIST Goldman Sachs Mid Cap Value Sub-Account...............      1,595,490        21,969,871         6,942,143        4,967,790
     MIST Harris Oakmark International Sub-Account..............      3,923,418        57,417,799        13,554,508        7,636,516
     MIST Invesco Balanced-Risk Allocation Sub-Account..........      3,312,819        34,683,265         3,994,166        6,265,378
     MIST Invesco Comstock Sub-Account..........................      2,745,497        32,275,113        17,666,896        5,198,829
     MIST Invesco Mid Cap Value Sub-Account.....................      1,052,355        17,054,887         5,994,412        2,839,061
     MIST Invesco Small Cap Growth Sub-Account..................      1,437,248        19,985,019         5,012,818        4,244,836
     MIST JPMorgan Core Bond Sub-Account........................      2,751,810        28,778,494         5,434,422        4,089,824
     MIST JPMorgan Global Active Allocation Sub-Account.........      4,627,690        50,379,065        13,023,041        4,795,694
     MIST JPMorgan Small Cap Value Sub-Account..................        250,718         3,492,016           711,798          472,816
     MIST Loomis Sayles Global Markets Sub-Account..............      1,371,608        16,641,619         3,876,178        2,358,488
     MIST Lord Abbett Bond Debenture Sub-Account................      2,135,392        26,050,256         3,472,539        4,483,166

(a)  For the period April 28, 2014 to December 31, 2014.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  -------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------     -------------   --------------
     MIST Met/Eaton Vance Floating Rate Sub-Account.............        711,740         7,412,382         1,625,898        1,404,623
     MIST Met/Franklin Low Duration Total Return Sub-Account....      1,962,019        19,565,892         5,970,516        6,136,667
     MIST Met/Templeton International Bond Sub-Account..........        306,015         3,618,190           327,155          595,968
     MIST MetLife Asset Allocation 100 Sub-Account..............      7,986,255        85,884,836         4,629,543        9,745,030
     MIST MetLife Balanced Plus Sub-Account.....................     34,663,910       353,783,541        62,174,356       15,762,073
     MIST MetLife Multi-Index Targeted Risk Sub-Account.........      1,953,796        22,135,400        12,326,775        2,368,051
     MIST MetLife Small Cap Value Sub-Account...................      1,843,580        28,192,554         2,554,581        4,183,796
     MIST MFS Emerging Markets Equity Sub-Account...............      3,398,388        34,182,331         3,036,908        5,190,176
     MIST MFS Research International Sub-Account................      3,060,405        33,975,878         2,719,971        5,052,512
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............        672,245         7,737,932         1,437,662        1,347,596
     MIST Oppenheimer Global Equity Sub-Account.................        221,913         3,837,589           292,991          672,347
     MIST PanAgora Global Diversified Risk Sub-Account (a)......         23,879           248,411           374,537          128,422
     MIST PIMCO Inflation Protected Bond Sub-Account............      7,570,394        82,647,417         5,249,053       15,959,781
     MIST PIMCO Total Return Sub-Account........................     13,835,282       163,767,058         9,006,249       30,333,001
     MIST Pioneer Fund Sub-Account..............................      1,104,275        14,658,176         5,105,054        1,682,010
     MIST Pioneer Strategic Income Sub-Account..................      4,999,788        53,496,191         6,546,314        8,352,300
     MIST Pyramis Government Income Sub-Account.................      4,582,103        49,216,793         4,593,555        8,368,187
     MIST Pyramis Managed Risk Sub-Account......................        914,118         9,791,136         6,631,340          641,815
     MIST Schroders Global Multi-Asset Sub-Account..............      1,874,716        20,505,631         5,748,402        1,112,649
     MIST SSgA Growth and Income ETF Sub-Account................      7,513,335        82,595,113        10,667,833        8,403,238
     MIST SSgA Growth ETF Sub-Account...........................      4,346,125        48,646,646        11,836,888        7,900,555
     MIST T. Rowe Price Large Cap Value Sub-Account.............      1,758,496        45,666,738        12,729,416        9,961,057
     MIST T. Rowe Price Mid Cap Growth Sub-Account..............      3,832,720        33,812,988         5,853,524        5,746,947
     MIST WMC Large Cap Research Sub-Account....................        117,598         1,080,888            22,609          410,173
     MSF Baillie Gifford International Stock Sub-Account........      1,678,575        15,788,709         1,286,577        3,060,397
     MSF Barclays Aggregate Bond Index Sub-Account..............      1,164,808        12,754,048         4,076,476        2,271,383
     MSF BlackRock Bond Income Sub-Account......................         85,300         9,125,126         1,126,346        1,308,546
     MSF BlackRock Capital Appreciation Sub-Account.............         30,597           735,723            30,756          268,120
     MSF BlackRock Money Market Sub-Account.....................        549,721        54,972,089        27,178,115       43,492,282
     MSF Frontier Mid Cap Growth Sub-Account....................        289,731         8,528,367         1,650,628        1,518,885
     MSF Jennison Growth Sub-Account............................      3,319,818        38,943,299         3,679,284       10,399,456
     MSF Loomis Sayles Small Cap Core Sub-Account...............          3,200           752,427           230,642          242,371
     MSF Loomis Sayles Small Cap Growth Sub-Account.............         40,050           415,914           125,062           51,706
     MSF Met/Artisan Mid Cap Value Sub-Account..................         63,504        13,251,702           680,892        3,245,076
     MSF Met/Dimensional International Small Company
       Sub-Account..............................................        302,368         4,525,833         1,522,484          779,053
     MSF MetLife Asset Allocation 20 Sub-Account................        922,817        10,477,557        10,883,415        2,604,397
     MSF MetLife Asset Allocation 40 Sub-Account................     35,768,665       435,540,439       495,357,889       63,342,815
     MSF MetLife Asset Allocation 60 Sub-Account................     44,749,058       575,688,684       596,894,852       37,438,600
     MSF MetLife Asset Allocation 80 Sub-Account................     31,034,366       437,400,593       474,356,564       43,034,509
     MSF MetLife Mid Cap Stock Index Sub-Account................        356,079         5,002,044         1,032,648        1,171,309
     MSF MetLife Stock Index Sub-Account........................      1,169,094        36,507,998         6,152,929        6,556,992
     MSF MFS Total Return Sub-Account...........................         52,581         7,209,846           370,180        1,629,573
     MSF MFS Value Sub-Account..................................      1,321,823        19,486,284         4,072,184        5,853,730
     MSF MSCI EAFE Index Sub-Account............................        431,410         4,889,015           911,429          418,057
     MSF Neuberger Berman Genesis Sub-Account...................        769,141        10,943,960           536,082        2,115,202
     MSF Russell 2000 Index Sub-Account.........................        485,233         7,447,594         2,203,150        2,867,282
     MSF T. Rowe Price Large Cap Growth Sub-Account.............        790,586        15,948,153         4,850,186        2,990,263
     MSF T. Rowe Price Small Cap Growth Sub-Account.............         23,583           305,984            55,403           61,728
     MSF Van Eck Global Natural Resources Sub-Account...........        488,863         6,930,154         1,726,440        1,322,940
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account..............................................          1,585            19,727             2,552           18,446
     MSF Western Asset Management U.S. Government
       Sub-Account..............................................      2,558,041        30,768,867         2,789,214        3,243,746

(a)  For the period April 28, 2014 to December 31, 2014.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------
     MSF WMC Core Equity Opportunities Sub-Account..............      1,683,674       51,027,159         7,778,685        11,614,495
     Oppenheimer VA Main Street Small Cap Sub-Account...........        189,627        3,200,247           827,480           552,659
     PIMCO VIT High Yield Sub-Account...........................         21,296          150,734            13,171             6,135
     PIMCO VIT Low Duration Sub-Account.........................          6,694           68,553             1,463            46,901
     Pioneer VCT Mid Cap Value Sub-Account......................        105,894        1,892,925           489,245           322,888
     Pioneer VCT Real Estate Shares Sub-Account.................            524            1,332             1,238               213
     Putnam VT Equity Income Sub-Account........................          2,376           35,978             1,265            24,335
     Putnam VT Multi-Cap Growth Sub-Account.....................          8,814          177,008            16,984            11,294
     Russell Aggressive Equity Sub-Account......................            257            3,307               384                49
     Russell Core Bond Sub-Account..............................          2,221           23,634               818               328
     Russell Global Real Estate Securities Sub-Account..........            500            6,883               571               103
     Russell Multi-Style Equity Sub-Account.....................          2,293           33,167             5,901               550
     Russell Non-U.S. Sub-Account...............................          1,019           10,334               241               176
     TAP 1919 Variable Socially Responsive Balanced
       Sub-Account..............................................            461           15,446            17,261            33,464

(a) For the period April 28, 2014 to December 31, 2014.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                                                                                AMERICAN FUNDS GLOBAL SMALL
                                     AMERICAN FUNDS BOND        AMERICAN FUNDS GLOBAL GROWTH          CAPITALIZATION
                                         SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ------------------------------  -----------------------------
                                     2014           2013            2014            2013            2014           2013
                                 -------------  -------------   -------------  --------------  -------------  --------------

Units beginning of year........        621,866        541,160         719,174         762,664        137,218         137,433
Units issued and transferred
   from other funding options..         66,095        167,068          45,466          57,555          9,979          22,419
Units redeemed and transferred
   to other funding options....       (64,379)       (86,362)        (81,698)       (101,045)       (17,189)        (22,634)
                                 -------------  -------------   -------------  --------------  -------------  --------------
Units end of year..............        623,582        621,866         682,942         719,174        130,008         137,218
                                 =============  =============   =============  ==============  =============  ==============


                                                                      AMERICAN FUNDS
                                    AMERICAN FUNDS GROWTH              GROWTH-INCOME              FIDELITY VIP CONTRAFUND
                                         SUB-ACCOUNT                    SUB-ACCOUNT                   VIP SUB-ACCOUNT
                                 ----------------------------  -----------------------------  ------------------------------
                                     2014            2013           2014           2013            2014            2013
                                 -------------  -------------  -------------  --------------  --------------  --------------

Units beginning of year........        276,743        297,526        210,376         226,731         406,330         396,480
Units issued and transferred
   from other funding options..          5,323         21,974          9,621          22,224          62,451          72,916
Units redeemed and transferred
   to other funding options....       (36,516)       (42,757)       (32,915)        (38,579)        (55,590)        (63,066)
                                 -------------  -------------  -------------  --------------  --------------  --------------
Units end of year..............        245,550        276,743        187,082         210,376         413,191         406,330
                                 =============  =============  =============  ==============  ==============  ==============

                                  FIDELITY VIP EQUITY-INCOME                                     FTVIPT FRANKLIN INCOME
                                              VIP                  FIDELITY VIP MID CAP                    VIP
                                          SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  -----------------------------  -----------------------------
                                     2014            2013           2014           2013            2014           2013
                                 -------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year........          4,115          4,148        301,334         285,127         444,107        443,053
Units issued and transferred
   from other funding options..             --             --         17,473          55,398          19,179         72,908
Units redeemed and transferred
   to other funding options....           (93)           (33)       (39,757)        (39,191)        (54,398)       (71,854)
                                 -------------  -------------  -------------  --------------  --------------  -------------
Units end of year..............          4,022          4,115        279,050         301,334         408,888        444,107
                                 =============  =============  =============  ==============  ==============  =============


                                         FTVIPT FRANKLIN            FTVIPT FRANKLIN SMALL            FTVIPT TEMPLETON
                                        MUTUAL SHARES VIP               CAP VALUE VIP                   FOREIGN VIP
                                           SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  ----------------------------  -----------------------------
                                      2014            2013           2014           2013            2014           2013
                                 --------------  --------------  -------------  -------------  -------------  --------------

Units beginning of year........         155,912         165,250        276,727        236,169        566,485         641,242
Units issued and transferred
   from other funding options..           3,674          19,973         25,138         81,502         50,062          33,997
Units redeemed and transferred
   to other funding options....        (16,455)        (29,311)       (37,800)       (40,944)       (67,044)       (108,754)
                                 --------------  --------------  -------------  -------------  -------------  --------------
Units end of year..............         143,131         155,912        264,065        276,727        549,503         566,485
                                 ==============  ==============  =============  =============  =============  ==============

                                    FTVIPT TEMPLETON GLOBAL             INVESCO V.I.                   INVESCO V.I.
                                           BOND VIP                   EQUITY AND INCOME            INTERNATIONAL GROWTH
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2014           2013            2014           2013            2014           2013
                                 --------------  -------------  --------------  -------------  -------------  --------------

Units beginning of year........         660,456        539,148         918,647        893,861        378,037         348,180
Units issued and transferred
   from other funding options..          54,390        183,446          73,437        176,181         22,150          60,815
Units redeemed and transferred
   to other funding options....        (86,144)       (62,138)       (108,914)      (151,395)       (48,344)        (30,958)
                                 --------------  -------------  --------------  -------------  -------------  --------------
Units end of year..............         628,702        660,456         883,170        918,647        351,843         378,037
                                 ==============  =============  ==============  =============  =============  ==============


                                       LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                   VARIABLE AGGRESSIVE GROWTH        VARIABLE APPRECIATION         VARIABLE EQUITY INCOME
                                           SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                      2014            2013            2014           2013            2014            2013
                                 --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year........         807,266         784,327        545,502         481,135         851,387         732,611
Units issued and transferred
   from other funding options..          67,843         176,287         35,482         120,519          71,495         247,375
Units redeemed and transferred
   to other funding options....       (146,824)       (153,348)       (76,777)        (56,152)       (126,292)       (128,599)
                                 --------------  --------------  -------------  --------------  --------------  --------------
Units end of year..............         728,285         807,266        504,207         545,502         796,590         851,387
                                 ==============  ==============  =============  ==============  ==============  ==============

                                     LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                  VARIABLE LARGE CAP GROWTH      VARIABLE LARGE CAP VALUE       VARIABLE SMALL CAP GROWTH
                                         SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  -----------------------------  -----------------------------
                                     2014            2013           2014           2013            2014           2013
                                 -------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year........         14,900         18,448         17,208          20,265         204,252        167,724
Units issued and transferred
   from other funding options..            179              8          1,553             133          21,921         85,754
Units redeemed and transferred
   to other funding options....        (3,913)        (3,556)        (2,292)         (3,190)        (45,574)       (49,226)
                                 -------------  -------------  -------------  --------------  --------------  -------------
Units end of year..............         11,166         14,900         16,469          17,208         180,599        204,252
                                 =============  =============  =============  ==============  ==============  =============


                                   LMPVET VARIABLE LIFESTYLE      LMPVET VARIABLE LIFESTYLE     LMPVET VARIABLE LIFESTYLE
                                        ALLOCATION 50%                 ALLOCATION 70%                ALLOCATION 85%
                                          SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                      2014           2013            2014           2013           2014            2013
                                 -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........        147,638         140,448           5,216         12,513         72,225         72,032
Units issued and transferred
   from other funding options..         19,061          28,874             655            518          8,117          8,953
Units redeemed and transferred
   to other funding options....       (44,938)        (21,684)         (2,013)        (7,815)        (8,798)        (8,760)
                                 -------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............        121,761         147,638           3,858          5,216         71,544         72,225
                                 =============  ==============  ==============  =============  =============  =============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                                                                                   MIST ALLIANZ
                                                                    MIST ALLIANCEBERNSTEIN       GLOBAL INVESTORS
                                 LMPVIT WESTERN ASSET VARIABLE          GLOBAL DYNAMIC                DYNAMIC
                                    GLOBAL HIGH YIELD BOND                ALLOCATION             MULTI-ASSET PLUS
                                          SUB-ACCOUNT                     SUB-ACCOUNT               SUB-ACCOUNT
                                 ------------------------------  ------------------------------  ----------------
                                      2014            2013            2014            2013           2014 (a)
                                 --------------  --------------  --------------  --------------   --------------

Units beginning of year........         420,975         379,818      13,793,702      12,223,640               --
Units issued and transferred
   from other funding options..          35,431         116,637         917,024       2,706,620          443,138
Units redeemed and transferred
   to other funding options....        (62,610)        (75,480)     (1,144,230)     (1,136,558)          (7,538)
                                 --------------  --------------  --------------  --------------   --------------
Units end of year..............         393,796         420,975      13,566,496      13,793,702          435,600
                                 ==============  ==============  ==============  ==============   ==============




                                      MIST AMERICAN FUNDS         MIST AMERICAN FUNDS GROWTH
                                      BALANCED ALLOCATION                 ALLOCATION              MIST AMERICAN FUNDS GROWTH
                                          SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  -------------------------------  -----------------------------
                                      2014           2013            2014            2013             2014           2013
                                 --------------  -------------  --------------  --------------   -------------  --------------

Units beginning of year........      18,034,572     18,273,562       8,656,999       9,043,043       4,659,735       4,686,153
Units issued and transferred
   from other funding options..       1,154,331      1,288,457         755,484       1,046,673         815,329         978,295
Units redeemed and transferred
   to other funding options....     (1,579,779)    (1,527,447)     (1,465,931)     (1,432,717)     (1,016,795)     (1,004,713)
                                 --------------  -------------  --------------  --------------   -------------  --------------
Units end of year..............      17,609,124     18,034,572       7,946,552       8,656,999       4,458,269       4,659,735
                                 ==============  =============  ==============  ==============   =============  ==============

                                       MIST AMERICAN FUNDS              MIST AQR GLOBAL             MIST BLACKROCK GLOBAL
                                       MODERATE ALLOCATION               RISK BALANCED               TACTICAL STRATEGIES
                                           SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2014            2013           2014            2013            2014           2013
                                 --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year........      10,005,715      10,707,750     15,825,730      15,510,367      26,722,304     24,246,974
Units issued and transferred
   from other funding options..         444,484         518,590      1,002,528       3,399,664       1,131,493      4,867,450
Units redeemed and transferred
   to other funding options....     (1,081,024)     (1,220,625)    (2,245,993)     (3,084,301)     (1,952,633)    (2,392,120)
                                 --------------  --------------  -------------  --------------  --------------  -------------
Units end of year..............       9,369,175      10,005,715     14,582,265      15,825,730      25,901,164     26,722,304
                                 ==============  ==============  =============  ==============  ==============  =============


                                                                     MIST CLARION GLOBAL             MIST CLEARBRIDGE
                                   MIST BLACKROCK HIGH YIELD             REAL ESTATE                 AGGRESSIVE GROWTH
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2014           2013            2014           2013            2014            2013
                                 --------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year........         804,511        922,730      1,369,048       1,318,859       3,216,416      3,074,411
Units issued and transferred
   from other funding options..         187,490        225,833        494,932         262,109       1,273,229        790,878
Units redeemed and transferred
   to other funding options....       (207,813)      (344,052)      (354,032)       (211,920)       (810,205)      (648,873)
                                 --------------  -------------  -------------  --------------  --------------  -------------
Units end of year..............         784,188        804,511      1,509,948       1,369,048       3,679,440      3,216,416
                                 ==============  =============  =============  ==============  ==============  =============

                                                                                                     MIST INVESCO
                                     MIST GOLDMAN SACHS            MIST HARRIS OAKMARK               BALANCED-RISK
                                        MID CAP VALUE                 INTERNATIONAL                   ALLOCATION
                                         SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2014           2013           2014            2013          2014            2013
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      1,198,143      1,191,626      2,510,341      2,521,486     35,442,409     23,220,671
Units issued and transferred
   from other funding options..        142,637        198,548        414,514        511,299      3,643,463     19,728,051
Units redeemed and transferred
   to other funding options....      (248,047)      (192,031)      (450,061)      (522,444)    (6,870,604)    (7,506,313)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      1,092,733      1,198,143      2,474,794      2,510,341     32,215,268     35,442,409
                                 =============  =============  =============  =============  =============  =============



                                                                       MIST INVESCO                  MIST INVESCO
                                     MIST INVESCO COMSTOCK             MID CAP VALUE               SMALL CAP GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 -----------------------------  ----------------------------  ----------------------------
                                      2014           2013           2014           2013           2014            2013
                                 --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........       1,778,861      1,817,421        563,053        635,965      1,133,538      1,297,630
Units issued and transferred
   from other funding options..       1,187,453        295,717         89,544         54,110        128,792        159,375
Units redeemed and transferred
   to other funding options....       (378,054)      (334,277)       (87,719)      (127,022)      (208,758)      (323,467)
                                 --------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............       2,588,260      1,778,861        564,878        563,053      1,053,572      1,133,538
                                 ==============  =============  =============  =============  =============  =============

                                          MIST JPMORGAN              MIST JPMORGAN GLOBAL               MIST JPMORGAN
                                            CORE BOND                  ACTIVE ALLOCATION               SMALL CAP VALUE
                                           SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2014            2013            2014           2013            2014           2013
                                 --------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year........       2,522,189       2,553,609      39,437,506     16,070,030         243,493        277,290
Units issued and transferred
   from other funding options..         629,294       5,776,024      11,407,289     25,602,237          11,193         17,838
Units redeemed and transferred
   to other funding options....       (514,401)     (5,807,444)     (5,590,695)    (2,234,761)        (25,392)       (51,635)
                                 --------------  --------------  --------------  -------------  --------------  -------------
Units end of year..............       2,637,082       2,522,189      45,254,100     39,437,506         229,294        243,493
                                 ==============  ==============  ==============  =============  ==============  =============


                                     MIST LOOMIS SAYLES              MIST LORD ABBETT            MIST MET/EATON VANCE
                                       GLOBAL MARKETS                 BOND DEBENTURE                 FLOATING RATE
                                         SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2014            2013           2014           2013          2014            2013
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      1,138,622      1,499,202      1,057,484      1,180,193        661,350        354,912
Units issued and transferred
   from other funding options..        238,194         99,737         82,475        121,490        152,278        563,336
Units redeemed and transferred
   to other funding options....      (155,952)      (460,317)      (183,358)      (244,199)      (148,534)      (256,898)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      1,220,864      1,138,622        956,601      1,057,484        665,094        661,350
                                 =============  =============  =============  =============  =============  =============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                       MIST MET/FRANKLIN             MIST MET/TEMPLETON                MIST METLIFE
                                   LOW DURATION TOTAL RETURN         INTERNATIONAL BOND            ASSET ALLOCATION 100
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2014           2013            2014           2013           2014            2013
                                 --------------  -------------  -------------  --------------  -------------  --------------

Units beginning of year........       1,990,662        849,600        286,308         378,229      7,235,066       7,372,092
Units issued and transferred
   from other funding options..         783,029      1,491,687         22,541          69,456        388,651         598,581
Units redeemed and transferred
   to other funding options....       (811,782)      (350,625)       (51,051)       (161,377)      (641,032)       (735,607)
                                 --------------  -------------  -------------  --------------  -------------  --------------
Units end of year..............       1,961,909      1,990,662        257,798         286,308      6,982,685       7,235,066
                                 ==============  =============  =============  ==============  =============  ==============


                                     MIST METLIFE BALANCED        MIST METLIFE MULTI-INDEX              MIST METLIFE
                                             PLUS                       TARGETED RISK                  SMALL CAP VALUE
                                          SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  ------------------------------  -----------------------------
                                     2014            2013            2014            2013            2014           2013
                                 -------------  --------------   -------------  --------------  --------------  -------------

Units beginning of year........     30,567,644      24,464,216      10,334,216         630,313       1,707,562      1,683,151
Units issued and transferred
   from other funding options..      3,458,339       8,029,948       7,373,141      10,058,419         109,966        291,810
Units redeemed and transferred
   to other funding options....    (2,182,605)     (1,926,520)     (1,914,838)       (354,516)       (220,466)      (267,399)
                                 -------------  --------------   -------------  --------------  --------------  -------------
Units end of year..............     31,843,378      30,567,644      15,792,519      10,334,216       1,597,062      1,707,562
                                 =============  ==============   =============  ==============  ==============  =============


                                        MIST MFS EMERGING              MIST MFS RESEARCH             MIST MORGAN STANLEY
                                         MARKETS EQUITY                  INTERNATIONAL                 MID CAP GROWTH
                                           SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2014            2013            2014           2013            2014           2013
                                 --------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year........       3,387,604       3,394,857       2,307,245      2,529,136         563,151        522,030
Units issued and transferred
   from other funding options..         560,478         640,651         243,030        129,577         106,582        131,738
Units redeemed and transferred
   to other funding options....       (722,114)       (647,904)       (400,401)      (351,468)        (96,894)       (90,617)
                                 --------------  --------------  --------------  -------------  --------------  -------------
Units end of year..............       3,225,968       3,387,604       2,149,874      2,307,245         572,839        563,151
                                 ==============  ==============  ==============  =============  ==============  =============


                                                                 MIST PANAGORA
                                      MIST OPPENHEIMER              GLOBAL          MIST PIMCO INFLATION
                                        GLOBAL EQUITY          DIVERSIFIED RISK        PROTECTED BOND
                                         SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                 ----------------------------  ----------------  ----------------------------
                                     2014            2013          2014 (a)           2014          2013
                                 -------------  -------------   -------------    -------------  -------------

Units beginning of year........        196,079         44,590              --        6,008,780      6,599,311
Units issued and transferred
   from other funding options..          7,748        229,695         362,954          641,196      1,445,137
Units redeemed and transferred
   to other funding options....       (27,826)       (78,206)       (125,308)      (1,371,632)    (2,035,668)
                                 -------------  -------------   -------------    -------------  -------------
Units end of year..............        176,001        196,079         237,646        5,278,344      6,008,780
                                 =============  =============   =============    =============  =============

                                          MIST PIMCO                                                 MIST PIONEER
                                         TOTAL RETURN                MIST PIONEER FUND             STRATEGIC INCOME
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2014           2013           2014           2013           2014           2013
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........     10,780,666     11,119,601        645,024        584,290      2,567,810      2,051,755
Units issued and transferred
   from other funding options..      1,005,966      2,187,395         94,619        130,690        654,187        869,900
Units redeemed and transferred
   to other funding options....    (2,317,849)    (2,526,330)       (89,231)       (69,956)      (587,515)      (353,845)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      9,468,783     10,780,666        650,412        645,024      2,634,482      2,567,810
                                 =============  =============  =============  =============  =============  =============


                                         MIST PYRAMIS                  MIST PYRAMIS              MIST SCHRODERS GLOBAL
                                       GOVERNMENT INCOME               MANAGED RISK                   MULTI-ASSET
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2014           2013           2014         2013 (b)         2014           2013
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      4,946,728      5,044,872        360,996             --     14,679,301      6,104,275
Units issued and transferred
   from other funding options..        490,825      1,864,692        626,567        415,033      4,848,091     10,080,417
Units redeemed and transferred
   to other funding options....      (904,151)    (1,962,836)       (76,479)       (54,037)    (1,498,622)    (1,505,391)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      4,533,402      4,946,728        911,084        360,996     18,028,770     14,679,301
                                 =============  =============  =============  =============  =============  =============

                                       MIST SSGA GROWTH                                           MIST T. ROWE PRICE
                                        AND INCOME ETF             MIST SSGA GROWTH ETF             LARGE CAP VALUE
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2014           2013           2014           2013           2014           2013
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      6,610,098      7,600,144      3,652,269      2,857,706        770,296        820,735
Units issued and transferred
   from other funding options..        328,126        402,570        610,848      1,228,869        266,878         83,733
Units redeemed and transferred
   to other funding options....      (599,942)    (1,392,616)      (591,217)      (434,306)      (165,032)      (134,172)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      6,338,282      6,610,098      3,671,900      3,652,269        872,142        770,296
                                 =============  =============  =============  =============  =============  =============


                                       MIST T. ROWE PRICE                   MIST WMC                  MSF BAILLIE GIFFORD
                                         MID CAP GROWTH                LARGE CAP RESEARCH             INTERNATIONAL STOCK
                                           SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  ------------------------------  ----------------------------
                                      2014            2013            2014            2013            2014           2013
                                 --------------  --------------  --------------  --------------  -------------  -------------

Units beginning of year........       3,003,820       3,299,092         139,585         141,724      1,553,574         22,889
Units issued and transferred
   from other funding options..         243,044         332,053           1,153          24,142        157,215      1,854,031
Units redeemed and transferred
   to other funding options....       (473,014)       (627,325)        (28,368)        (26,281)      (312,822)      (323,346)
                                 --------------  --------------  --------------  --------------  -------------  -------------
Units end of year..............       2,773,850       3,003,820         112,370         139,585      1,397,967      1,553,574
                                 ==============  ==============  ==============  ==============  =============  =============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                    MSF BARCLAYS AGGREGATE             MSF BLACKROCK                 MSF BLACKROCK
                                          BOND INDEX                    BOND INCOME              CAPITAL APPRECIATION
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2014           2013           2014           2013           2014           2013
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        786,278        797,523        166,004        163,404        112,171        118,706
Units issued and transferred
   from other funding options..        296,843        308,417         17,757         42,231          5,374         15,845
Units redeemed and transferred
   to other funding options....      (199,499)      (319,662)       (24,338)       (39,631)       (14,623)       (22,380)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        883,622        786,278        159,423        166,004        102,922        112,171
                                 =============  =============  =============  =============  =============  =============


                                         MSF BLACKROCK                 MSF FRONTIER
                                         MONEY MARKET                 MID CAP GROWTH              MSF JENNISON GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2014           2013           2014         2013 (B)         2014           2013
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      6,832,194      7,755,108        563,778             --      3,283,264      3,445,041
Units issued and transferred
   from other funding options..      4,123,395      6,677,723         56,995        644,301        145,330        501,774
Units redeemed and transferred
   to other funding options....    (5,562,555)    (7,600,637)       (90,924)       (80,523)      (627,708)      (663,551)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      5,393,034      6,832,194        529,849        563,778      2,800,886      3,283,264
                                 =============  =============  =============  =============  =============  =============

                                        MSF LOOMIS SAYLES              MSF LOOMIS SAYLES               MSF MET/ARTISAN
                                         SMALL CAP CORE                SMALL CAP GROWTH                 MID CAP VALUE
                                           SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2014            2013           2014            2013            2014           2013
                                 --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year........          19,503          22,943         31,132          35,478         914,482        947,528
Units issued and transferred
   from other funding options..           2,522           3,477          3,787           3,630          60,988        132,504
Units redeemed and transferred
   to other funding options....         (4,824)         (6,917)        (3,045)         (7,976)       (173,362)      (165,550)
                                 --------------  --------------  -------------  --------------  --------------  -------------
Units end of year..............          17,201          19,503         31,874          31,132         802,108        914,482
                                 ==============  ==============  =============  ==============  ==============  =============


                                      MSF MET/DIMENSIONAL             MSF METLIFE ASSET              MSF METLIFE ASSET
                                  INTERNATIONAL SMALL COMPANY           ALLOCATION 20                  ALLOCATION 40
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2014           2013            2014           2013            2014            2013
                                 --------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year........         209,072        188,988        173,879         177,334         153,033        147,886
Units issued and transferred
   from other funding options..          72,306         73,535        791,626          14,193      35,498,642         11,524
Units redeemed and transferred
   to other funding options....        (45,867)       (53,451)      (199,441)        (17,648)     (4,712,328)        (6,377)
                                 --------------  -------------  -------------  --------------  --------------  -------------
Units end of year..............         235,511        209,072        766,064         173,879      30,939,347        153,033
                                 ==============  =============  =============  ==============  ==============  =============


                                       MSF METLIFE ASSET              MSF METLIFE ASSET            MSF METLIFE MID CAP
                                         ALLOCATION 60                  ALLOCATION 80                  STOCK INDEX
                                          SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ------------------------------  ----------------------------
                                     2014            2013           2014            2013           2014           2013
                                 -------------  -------------  --------------  --------------  -------------  -------------

Units beginning of year........      1,328,482      1,501,112         430,018         587,000        268,479        256,215
Units issued and transferred
   from other funding options..     40,875,545         10,487      32,641,894           9,845         36,544         82,713
Units redeemed and transferred
   to other funding options....    (2,874,701)      (183,117)     (3,045,365)       (166,827)       (51,256)       (70,449)
                                 -------------  -------------  --------------  --------------  -------------  -------------
Units end of year..............     39,329,326      1,328,482      30,026,547         430,018        253,767        268,479
                                 =============  =============  ==============  ==============  =============  =============



                                          MSF METLIFE
                                          STOCK INDEX               MSF MFS TOTAL RETURN              MSF MFS VALUE
                                          SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 -----------------------------  ----------------------------  -----------------------------
                                      2014           2013           2014            2013           2014           2013
                                 --------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year........       2,722,446      2,742,510        178,447        197,543      1,137,167         284,489
Units issued and transferred
   from other funding options..         305,244        394,263          4,913         10,634        154,024       1,091,210
Units redeemed and transferred
   to other funding options....       (381,636)      (414,327)       (26,499)       (29,730)      (281,411)       (238,532)
                                 --------------  -------------  -------------  -------------  -------------  --------------
Units end of year..............       2,646,054      2,722,446        156,861        178,447      1,009,780       1,137,167
                                 ==============  =============  =============  =============  =============  ==============

                                                                        MSF NEUBERGER
                                      MSF MSCI EAFE INDEX              BERMAN GENESIS             MSF RUSSELL 2000 INDEX
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                      2014           2013            2014           2013            2014           2013
                                 -------------  --------------  -------------  --------------  -------------  -------------

Units beginning of year........        397,125         391,098        650,463           6,797        407,803        301,820
Units issued and transferred
   from other funding options..         70,444          62,361         55,430         759,379         98,186        205,584
Units redeemed and transferred
   to other funding options....       (38,711)        (56,334)      (114,967)       (115,713)      (131,057)       (99,601)
                                 -------------  --------------  -------------  --------------  -------------  -------------
Units end of year..............        428,858         397,125        590,926         650,463        374,932        407,803
                                 =============  ==============  =============  ==============  =============  =============


                                       MSF T. ROWE PRICE              MSF T. ROWE PRICE              MSF VAN ECK GLOBAL
                                       LARGE CAP GROWTH               SMALL CAP GROWTH                NATURAL RESOURCES
                                          SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2014           2013            2014           2013            2014            2013
                                 --------------  -------------   -------------  -------------  --------------  --------------

Units beginning of year........       1,115,203         53,733          19,290         25,300         372,229         463,176
Units issued and transferred
   from other funding options..         270,118      1,211,460             669            130         131,624          71,790
Units redeemed and transferred
   to other funding options....       (268,564)      (149,990)         (2,011)        (6,140)        (96,473)       (162,737)
                                 --------------  -------------   -------------  -------------  --------------  --------------
Units end of year..............       1,116,757      1,115,203          17,948         19,290         407,380         372,229
                                 ==============  =============   =============  =============  ==============  ==============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                       MSF WESTERN ASSET             MSF WESTERN ASSET
                                     MANAGEMENT STRATEGIC               MANAGEMENT               MSF WMC CORE EQUITY
                                      BOND OPPORTUNITIES              U.S. GOVERNMENT               OPPORTUNITIES
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2014           2013          2014            2013          2014           2013
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........          1,280          1,197      1,762,260      1,806,157      4,222,434      4,690,263
Units issued and transferred
   from other funding options..             22             87        249,963        371,610        176,840        264,412
Units redeemed and transferred
   to other funding options....          (592)            (4)      (275,249)      (415,507)      (688,558)      (732,241)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............            710          1,280      1,736,974      1,762,260      3,710,716      4,222,434
                                 =============  =============  =============  =============  =============  =============



                                        OPPENHEIMER VA                                              PIMCO VIT LOW
                                     MAIN STREET SMALL CAP         PIMCO VIT HIGH YIELD               DURATION
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2014           2013           2014           2013          2014           2013
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        183,673        201,443          8,155          7,968          7,603         13,193
Units issued and transferred
   from other funding options..          8,144         17,217            212            464             32            626
Units redeemed and transferred
   to other funding options....       (21,541)       (34,987)          (188)          (277)        (2,968)        (6,216)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        170,276        183,673          8,179          8,155          4,667          7,603
                                 =============  =============  =============  =============  =============  =============

                                           PIONEER VCT                 PIONEER VCT REAL               PUTNAM VT EQUITY
                                          MID CAP VALUE                  ESTATE SHARES                     INCOME
                                           SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2014            2013           2014            2013            2014           2013
                                 --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year........          53,861          55,049            401             403           2,885          3,141
Units issued and transferred
   from other funding options..           4,500           5,878             --              --              --             --
Units redeemed and transferred
   to other funding options....         (7,368)         (7,066)            (2)             (2)           (903)          (256)
                                 --------------  --------------  -------------  --------------  --------------  -------------
Units end of year..............          50,993          53,861            399             401           1,982          2,885
                                 ==============  ==============  =============  ==============  ==============  =============


                                           PUTNAM VT                 RUSSELL AGGRESSIVE                RUSSELL CORE
                                       MULTI-CAP GROWTH                    EQUITY                          BOND
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2014           2013            2014           2013            2014            2013
                                 --------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year........          27,777         26,156            206             206           1,250          1,250
Units issued and transferred
   from other funding options..           1,555          1,973             --              --              --             --
Units redeemed and transferred
   to other funding options....           (713)          (352)             --              --              --             --
                                 --------------  -------------  -------------  --------------  --------------  -------------
Units end of year..............          28,619         27,777            206             206           1,250          1,250
                                 ==============  =============  =============  ==============  ==============  =============

                                        RUSSELL GLOBAL REAL              RUSSELL MULTI-STYLE
                                         ESTATE SECURITIES                     EQUITY                      RUSSELL NON-U.S.
                                            SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 --------------------------------  -------------------------------  ------------------------------
                                      2014              2013             2014            2013            2014            2013
                                 ---------------  ---------------  ---------------  --------------  --------------  --------------

Units beginning of year........              215              215            2,931           2,931             959             959
Units issued and transferred
   from other funding options..               --               --               --              --              --              --
Units redeemed and transferred
   to other funding options....               --               --               --              --              --              --
                                 ---------------  ---------------  ---------------  --------------  --------------  --------------
Units end of year..............              215              215            2,931           2,931             959             959
                                 ===============  ===============  ===============  ==============  ==============  ==============


                                        TAP 1919 VARIABLE
                                  SOCIALLY RESPONSIVE BALANCED
                                           SUB-ACCOUNT
                                 -------------------------------
                                       2014            2013
                                 ---------------  --------------

Units beginning of year........              770             344
Units issued and transferred
   from other funding options..              412             427
Units redeemed and transferred
   to other funding options....            (840)             (1)
                                 ---------------  --------------
Units end of year..............              342             770
                                 ===============  ==============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio, or series for the respective stated periods in the five years ended December 31, 2014:

                                                          AS OF DECEMBER 31
                                             ------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO         NET
                                                 UNITS       HIGHEST ($)    ASSETS ($)
                                             -----------  ---------------  ------------
  American Funds Bond Sub-Account      2014      623,582    17.21 - 19.48    11,308,400
                                       2013      621,866    16.62 - 18.68    10,869,085
                                       2012      541,160    17.27 - 19.27     9,792,942
                                       2011      468,099    16.66 - 18.46     8,145,747
                                       2010      375,057    15.96 - 17.57     6,229,519

  American Funds Global Growth         2014      682,942    35.19 - 43.13    25,669,460
     Sub-Account                       2013      719,174    35.06 - 42.47    26,820,141
                                       2012      762,664    27.66 - 33.12    22,306,755
                                       2011      836,406    23.00 - 27.23    20,206,257
                                       2010      887,906    25.73 - 30.11    23,819,624

  American Funds Global Small          2014      130,008    35.30 - 41.02     4,933,146
     Capitalization Sub-Account        2013      137,218    35.14 - 40.47     5,157,246
                                       2012      137,433    27.85 - 31.78     4,085,561
                                       2011      129,850    23.96 - 27.10     3,307,363
                                       2010      102,458    30.13 - 33.77     3,265,181

  American Funds Growth Sub-Account    2014      245,550  202.60 - 289.09    56,173,858
                                       2013      276,743  190.29 - 268.43    59,275,023
                                       2012      297,526  149.07 - 207.87    49,608,605
                                       2011      308,858  128.88 - 177.66    44,137,061
                                       2010      306,979  137.22 - 186.99    46,146,389

  American Funds Growth-Income         2014      187,082  144.35 - 193.62    29,698,695
     Sub-Account                       2013      210,376  132.98 - 176.68    30,630,870
                                       2012      226,731  101.52 - 133.61    25,000,716
                                       2011      244,111   88.08 - 114.82    23,202,268
                                       2010      262,878   91.44 - 118.07    25,711,939

  Fidelity VIP Contrafund Sub-Account  2014      413,191     6.24 - 71.28    21,423,316
                                       2013      406,330     5.67 - 64.36    21,377,976
                                       2012      396,480    42.13 - 49.54    17,582,368
                                       2011      392,623    36.90 - 43.00    15,117,808
                                       2010      411,753    38.61 - 44.59    16,467,673

  Fidelity VIP Equity-Income           2014        4,022    19.90 - 79.16        87,581
     Sub-Account                       2013        4,115    18.60 - 74.07        83,802
                                       2012        4,148    14.76 - 58.82        67,342
                                       2011        4,185    12.79 - 51.02        59,186
                                       2010        4,588    12.88 - 51.45        65,050

  Fidelity VIP Mid Cap Sub-Account     2014      279,050    57.28 - 64.08    16,755,847
                                       2013      301,334    54.92 - 61.01    17,289,168
                                       2012      285,127    41.10 - 45.33    12,205,315
                                       2011      232,263    36.47 - 39.95     8,787,231
                                       2010      168,251    41.59 - 45.24     7,230,111

                                                       FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                             -------------  ----------------  -----------------
  American Funds Bond Sub-Account      2014       1.94         0.95 - 1.65          3.56 - 4.28
                                       2013       1.85         0.95 - 1.65      (3.76) - (3.08)
                                       2012       2.63         0.95 - 1.65          3.64 - 4.37
                                       2011       3.27         0.95 - 1.65          4.37 - 5.11
                                       2010       3.64         0.95 - 1.65          4.70 - 5.44

  American Funds Global Growth         2014       1.15         0.75 - 1.90          0.39 - 1.55
     Sub-Account                       2013       1.24         0.75 - 1.90        26.75 - 28.21
                                       2012       0.90         0.75 - 1.90        20.24 - 21.64
                                       2011       1.30         0.75 - 1.90     (10.60) - (9.56)
                                       2010       1.50         0.75 - 1.90         9.64 - 10.91

  American Funds Global Small          2014       0.12         0.75 - 1.65          0.45 - 1.36
     Capitalization Sub-Account        2013       0.87         0.75 - 1.65        26.18 - 27.32
                                       2012       1.34         0.75 - 1.65        16.23 - 17.29
                                       2011       1.34         0.75 - 1.65    (20.47) - (19.75)
                                       2010       1.82         0.75 - 1.65        20.41 - 21.50

  American Funds Growth Sub-Account    2014       0.77         0.75 - 1.90          6.47 - 7.70
                                       2013       0.93         0.75 - 1.90        27.65 - 29.13
                                       2012       0.80         0.75 - 1.90         2.02 - 17.01
                                       2011       0.62         0.75 - 1.90      (6.08) - (4.99)
                                       2010       0.75         0.75 - 1.90        16.45 - 17.79

  American Funds Growth-Income         2014       1.26         0.95 - 1.90          8.55 - 9.59
     Sub-Account                       2013       1.35         0.95 - 1.90        30.99 - 32.24
                                       2012       1.61         0.95 - 1.90        15.26 - 16.37
                                       2011       1.54         0.95 - 1.90      (3.67) - (2.76)
                                       2010       1.49         0.95 - 1.90         9.33 - 10.37

  Fidelity VIP Contrafund Sub-Account  2014       0.84         0.95 - 1.85         9.77 - 10.76
                                       2013       0.97         0.95 - 1.85        10.23 - 29.91
                                       2012       1.29         0.95 - 1.85        14.17 - 15.20
                                       2011       0.93         0.95 - 1.85      (4.42) - (3.56)
                                       2010       1.12         0.95 - 1.85        14.96 - 16.00

  Fidelity VIP Equity-Income           2014       2.66         1.40 - 1.50          6.86 - 6.97
     Sub-Account                       2013       2.33         1.40 - 1.50        25.93 - 26.05
                                       2012       2.98         1.40 - 1.50        15.30 - 15.42
                                       2011       2.22         1.40 - 1.50      (0.84) - (0.74)
                                       2010       1.66         1.40 - 1.50        13.21 - 13.32

  Fidelity VIP Mid Cap Sub-Account     2014       0.02         0.95 - 1.65          4.30 - 5.03
                                       2013       0.29         0.95 - 1.65        33.65 - 34.59
                                       2012       0.44         0.95 - 1.65        12.68 - 13.47
                                       2011       0.03         0.95 - 1.65    (12.31) - (11.70)
                                       2010       0.15         0.95 - 1.65        26.47 - 27.36

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           --------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                              UNITS        HIGHEST ($)     ASSETS ($)
                                           -----------  ----------------  -------------
  FTVIPT Franklin Income VIP         2014      408,888     55.14 - 69.63     24,536,012
     Sub-Account                     2013      444,107     53.69 - 67.20     25,831,980
                                     2012      443,053     48.00 - 59.54     22,861,593
                                     2011      468,933     43.41 - 53.36     21,667,036
                                     2010      476,101     43.19 - 52.61     21,653,665

  FTVIPT Franklin Mutual VIP Shares  2014      143,131     28.72 - 31.74      4,285,026
     Sub-Account                     2013      155,912     27.26 - 29.95      4,416,458
                                     2012      165,250     21.60 - 23.61      3,691,282
                                     2011      165,249     19.23 - 20.90      3,272,030
                                     2010      156,210     19.75 - 21.35      3,165,074

  FTVIPT Franklin Small Cap Value    2014      264,065     13.66 - 14.25      3,653,630
     VIP Sub-Account                 2013      276,727     13.79 - 14.30      3,859,159
                                     2012      236,169     10.27 - 10.60      2,449,921
                                     2011      145,881       8.81 - 9.04      1,294,931
                                     2010       90,395       9.29 - 9.48        845,855

  FTVIPT Templeton Foreign VIP       2014      549,503     14.48 - 36.56     12,938,516
     Sub-Account                     2013      566,485     16.57 - 41.67     15,302,372
                                     2012      641,242     13.70 - 34.33     14,479,882
                                     2011      694,689     11.78 - 29.42     13,424,991
                                     2010      760,888     13.40 - 33.35     16,187,428

  FTVIPT Templeton Global Bond       2014      628,702     19.24 - 21.01     12,391,360
     VIP Sub-Account                 2013      660,456     19.18 - 20.82     12,966,506
                                     2012      539,148     19.15 - 20.69     10,553,746
                                     2011      386,576     16.90 - 18.15      6,669,285
                                     2010      263,278     17.30 - 18.48      4,650,975

  Invesco V.I. Equity and Income     2014      883,170     21.54 - 23.37     19,615,976
     Sub-Account                     2013      918,647     20.13 - 21.69     19,012,356
                                     2012      893,861     16.39 - 17.54     14,999,530
                                     2011      845,034     14.83 - 15.75     12,789,403
                                     2010      666,981     15.27 - 16.11     10,357,864

  Invesco V.I. International Growth  2014      351,843     13.71 - 34.18     11,092,683
     Sub-Account                     2013      378,037     13.85 - 34.47     11,901,262
                                     2012      348,180     11.81 - 29.32      9,352,656
                                     2011      269,560     10.36 - 25.68      6,342,135
                                     2010      191,073     11.27 - 27.87      4,879,813

  LMPVET ClearBridge Variable        2014      728,285     17.67 - 30.99     19,900,016
     Aggressive Growth Sub-Account   2013      807,266     15.00 - 25.98     18,593,341
                                     2012      784,327     10.38 - 17.40     12,280,790
                                     2011      835,117      8.94 - 14.82     11,131,829
                                     2010      874,318      8.92 - 14.62     11,442,997

  LMPVET ClearBridge Variable        2014      504,207     46.15 - 56.87     26,063,152
     Appreciation Sub-Account        2013      545,502     42.38 - 51.73     25,776,634
                                     2012      481,135     33.23 - 40.17     17,679,178
                                     2011      443,325     29.21 - 34.98     14,239,922
                                     2010      355,526     29.01 - 34.42     11,226,240

                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  FTVIPT Franklin Income VIP         2014       4.95        0.95 - 1.85           2.70 - 3.63
     Sub-Account                     2013       6.43        0.95 - 1.85         11.85 - 12.86
                                     2012       6.46        0.95 - 1.85         10.58 - 11.58
                                     2011       5.68        0.95 - 1.85           0.51 - 1.42
                                     2010       6.69        0.95 - 1.85         10.61 - 11.61

  FTVIPT Franklin Mutual VIP Shares  2014       2.02        1.10 - 1.65           5.37 - 5.95
     Sub-Account                     2013       2.05        1.10 - 1.65         26.16 - 26.86
                                     2012       2.09        1.10 - 1.65         12.36 - 12.99
                                     2011       2.38        1.10 - 1.65       (2.66) - (2.12)
                                     2010       1.60        1.10 - 1.65           9.37 - 9.98

  FTVIPT Franklin Small Cap Value    2014       0.62        0.95 - 1.50       (0.93) - (0.38)
     VIP Sub-Account                 2013       1.30        0.95 - 1.50         34.21 - 34.95
                                     2012       0.78        0.95 - 1.50         16.62 - 17.26
                                     2011       0.65        0.95 - 1.50       (5.20) - (4.66)
                                     2010       0.69        0.95 - 1.50         26.32 - 27.00

  FTVIPT Templeton Foreign VIP       2014       1.84        1.30 - 1.90     (12.81) - (12.13)
     Sub-Account                     2013       2.41        1.30 - 1.90         20.66 - 21.56
                                     2012       3.04        1.30 - 1.90         16.00 - 16.94
                                     2011       1.68        1.30 - 1.90     (12.32) - (11.69)
                                     2010       1.90        1.30 - 1.90           6.37 - 7.17

  FTVIPT Templeton Global Bond       2014       5.11        0.95 - 1.50           0.32 - 0.87
     VIP Sub-Account                 2013       4.73        0.95 - 1.50           0.12 - 0.67
                                     2012       6.27        0.95 - 1.50         13.34 - 13.97
                                     2011       5.46        0.95 - 1.50       (2.34) - (1.81)
                                     2010       1.35        0.95 - 1.50         12.74 - 13.36

  Invesco V.I. Equity and Income     2014       1.57        0.95 - 1.65           6.99 - 7.74
     Sub-Account                     2013       1.53        0.95 - 1.65         22.84 - 23.71
                                     2012       1.85        0.95 - 1.65         10.54 - 11.32
                                     2011       1.68        0.95 - 1.65       (2.91) - (2.23)
                                     2010       1.87        0.95 - 1.65         10.20 - 10.97

  Invesco V.I. International Growth  2014       1.38        0.95 - 1.50       (1.40) - (0.86)
     Sub-Account                     2013       1.09        0.95 - 1.50         16.95 - 17.60
                                     2012       1.39        0.95 - 1.50         13.53 - 14.16
                                     2011       1.07        0.95 - 1.50       (8.37) - (7.87)
                                     2010       2.11        0.95 - 1.50         10.93 - 11.55

  LMPVET ClearBridge Variable        2014       0.17        0.95 - 1.95         17.76 - 19.26
     Aggressive Growth Sub-Account   2013       0.27        0.95 - 1.95         44.53 - 46.38
                                     2012       0.43        1.10 - 1.95         16.16 - 17.42
                                     2011       0.19        1.10 - 1.95           0.19 - 1.35
                                     2010       0.14        1.10 - 1.95         22.31 - 23.64

  LMPVET ClearBridge Variable        2014       1.14        0.95 - 1.90           8.90 - 9.94
     Appreciation Sub-Account        2013       1.28        0.95 - 1.90         27.56 - 28.77
                                     2012       1.69        0.95 - 1.90         13.76 - 14.85
                                     2011       1.76        0.95 - 1.90           0.68 - 1.64
                                     2010       1.86        0.95 - 1.90         10.51 - 11.56

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                         -------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                         -----------  ---------------  -------------
  LMPVET ClearBridge Variable      2014      796,590    15.14 - 22.59    16,774,613
     Equity Income Sub-Account     2013      851,387    13.55 - 20.09    15,989,944
                                   2012      732,611    10.95 - 16.14    10,934,469
                                   2011      779,019     9.75 - 14.28    10,243,903
                                   2010      636,572    10.43 - 13.39     7,893,569

  LMPVET ClearBridge Variable      2014       11,166    22.62 - 24.18       261,685
     Large Cap Growth Sub-Account  2013       14,900    20.22 - 21.53       311,557
                                   2012       18,448    14.95 - 15.86       284,698
                                   2011       20,667    12.66 - 13.38       269,642
                                   2010       27,095    12.99 - 13.67       361,848

  LMPVET ClearBridge Variable      2014       16,469    23.09 - 24.70       391,501
     Large Cap Value Sub-Account   2013       17,208    21.06 - 22.45       373,560
                                   2012       20,265    16.22 - 17.21       337,404
                                   2011       67,445    14.19 - 15.00       984,263
                                   2010       72,008    13.78 - 14.51     1,018,528

  LMPVET ClearBridge Variable      2014      180,599    24.22 - 31.87     5,087,100
     Small Cap Growth Sub-Account  2013      204,252    23.71 - 30.96     5,633,330
                                   2012      167,724    16.44 - 21.29     3,081,054
                                   2011      167,508    14.03 - 18.02     2,624,198
                                   2010      165,716    14.10 - 17.97     2,538,303

  LMPVET Variable Lifestyle        2014      121,761    21.53 - 23.76     2,748,787
     Allocation 50% Sub-Account    2013      147,638    20.87 - 22.90     3,213,463
                                   2012      140,448    18.39 - 20.08     2,681,490
                                   2011      127,101    16.54 - 17.95     2,169,386
                                   2010       79,754    16.62 - 17.94     1,345,207

  LMPVET Variable Lifestyle        2014        3,858    19.49 - 20.02        76,177
     Allocation 70% Sub-Account    2013        5,216    18.89 - 19.37        99,413
                                   2012       12,513    15.76 - 16.14       197,798
                                   2011       14,235    13.99 - 14.30       199,540
                                   2010       15,765    14.30 - 14.60       225,913

  LMPVET Variable Lifestyle        2014       71,544    19.48 - 20.93     1,440,406
     Allocation 85% Sub-Account    2013       72,225    18.92 - 21.30     1,407,293
                                   2012       72,032    15.21 - 16.33     1,126,329
                                   2011       68,995    13.34 - 14.27       942,680
                                   2010       65,013    13.88 - 14.47       921,330

  LMPVIT Western Asset             2014      393,796    21.50 - 25.19     9,114,627
     Variable Global High Yield    2013      420,975    22.16 - 25.72     9,993,842
     Bond Sub-Account              2012      379,818    21.26 - 24.44     8,566,062
                                   2011      340,720    18.31 - 20.85     6,570,081
                                   2010      292,566    18.35 - 20.70     5,616,288

  MIST AllianceBernstein           2014   13,566,496    11.99 - 12.56   165,816,100
     Global Dynamic Allocation     2013   13,793,702    11.40 - 11.79   159,403,910
     Sub-Account                   2012   12,223,640    10.46 - 10.68   128,973,752
     (Commenced 5/2/2011)          2011    7,184,466      9.70 - 9.75    69,893,488

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  LMPVET ClearBridge Variable      2014       2.00        0.95 - 1.90        11.40 - 12.41
     Equity Income Sub-Account     2013       1.59        0.95 - 1.90        23.38 - 24.49
                                   2012       2.78        0.95 - 1.90        11.98 - 12.99
                                   2011       3.37        0.95 - 1.90        (1.76) - 6.69
                                   2010       3.89        0.95 - 1.85        10.07 - 11.06

  LMPVET ClearBridge Variable      2014       0.46        1.50 - 1.90        11.85 - 12.29
     Large Cap Growth Sub-Account  2013       0.46        1.50 - 1.90        35.26 - 35.80
                                   2012       0.67        1.50 - 1.90        18.07 - 18.55
                                   2011       0.39        1.50 - 1.90      (2.51) - (2.12)
                                   2010       0.11        1.50 - 1.90          7.77 - 8.19

  LMPVET ClearBridge Variable      2014       1.89        1.50 - 1.90         9.61 - 10.05
     Large Cap Value Sub-Account   2013       1.62        1.50 - 1.90        29.88 - 30.40
                                   2012       2.13        1.50 - 1.90        14.30 - 14.76
                                   2011       2.19        1.50 - 1.90          2.98 - 3.39
                                   2010       3.01        1.50 - 1.90          7.41 - 7.83

  LMPVET ClearBridge Variable      2014         --        1.10 - 1.90          2.12 - 2.94
     Small Cap Growth Sub-Account  2013       0.05        1.10 - 1.90        44.28 - 45.44
                                   2012       0.37        1.10 - 1.90        17.17 - 18.11
                                   2011         --        1.10 - 1.90        (0.52) - 0.28
                                   2010         --        1.10 - 1.90        22.83 - 23.81

  LMPVET Variable Lifestyle        2014       2.43        1.10 - 1.65          3.19 - 3.76
     Allocation 50% Sub-Account    2013       2.14        1.10 - 1.65        13.45 - 14.07
                                   2012       2.83        1.10 - 1.65        11.24 - 11.85
                                   2011       3.08        1.10 - 1.65        (0.48) - 0.07
                                   2010       3.37        1.10 - 1.65         6.39 - 12.65

  LMPVET Variable Lifestyle        2014       1.70        1.50 - 1.65          3.19 - 3.34
     Allocation 70% Sub-Account    2013       1.44        1.50 - 1.65        19.83 - 20.01
                                   2012       2.33        1.50 - 1.65        12.71 - 12.88
                                   2011       1.87        1.50 - 1.65      (2.20) - (2.06)
                                   2010       2.18        1.50 - 1.65        13.12 - 13.30

  LMPVET Variable Lifestyle        2014       1.77        1.25 - 1.65          2.97 - 3.39
     Allocation 85% Sub-Account    2013       1.65        0.95 - 1.65        24.43 - 25.30
                                   2012       1.81        1.20 - 1.65        13.98 - 14.50
                                   2011       1.53        1.20 - 1.65      (3.90) - (3.47)
                                   2010       1.73        1.35 - 1.65        13.81 - 14.15

  LMPVIT Western Asset             2014       6.89        0.95 - 1.90      (3.01) - (2.09)
     Variable Global High Yield    2013       6.04        0.95 - 1.90          4.27 - 5.27
     Bond Sub-Account              2012       7.83        0.95 - 1.90        16.09 - 17.20
                                   2011       8.51        0.95 - 1.90        (0.20) - 0.75
                                   2010       9.37        0.95 - 1.90        12.76 - 13.83

  MIST AllianceBernstein           2014       1.94        0.75 - 2.00          5.22 - 6.55
     Global Dynamic Allocation     2013       1.26        0.75 - 2.00         8.95 - 10.32
     Sub-Account                   2012       0.09        0.75 - 2.00          3.76 - 9.26
     (Commenced 5/2/2011)          2011       0.91        1.15 - 2.00      (3.03) - (2.48)

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                       ------------------------------------------  -------------------------------------------------
                                                       UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                        LOWEST TO         NET         INCOME          LOWEST TO         LOWEST TO
                                           UNITS       HIGHEST ($)    ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -----------  ---------------  ------------  -------------  ----------------  ----------------
  MIST Allianz Global            2014      435,600             1.04       453,097       0.88         1.30 - 2.00         3.95 - 4.44
     Investors Dynamic
     Multi-Asset Plus
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds            2014   17,609,124    12.59 - 13.41   227,310,122       1.26         1.00 - 1.95         4.00 - 4.99
     Balanced Allocation         2013   18,034,572    12.10 - 12.78   222,907,253       1.35         1.00 - 1.95       16.24 - 17.35
     Sub-Account                 2012   18,273,562    10.41 - 10.89   193,597,105       1.68         1.00 - 1.95       11.33 - 12.39
                                 2011   18,410,307      9.35 - 9.69   174,547,923       1.24         1.00 - 1.95     (4.01) - (3.10)
                                 2010   15,380,031     9.75 - 10.00   151,294,869       1.03         1.00 - 1.95       10.00 - 11.05

  MIST American Funds Growth     2014    7,946,552    12.63 - 13.32   102,586,064       1.04         1.15 - 1.95         4.33 - 5.17
     Allocation Sub-Account      2013    8,656,999    12.10 - 12.67   106,729,414       1.01         1.15 - 1.95       22.69 - 23.68
                                 2012    9,043,043     9.86 - 10.24    90,592,933       1.20         1.15 - 1.95       13.90 - 14.82
                                 2011    9,221,546      8.66 - 8.92    80,838,441       1.11         1.15 - 1.95     (6.57) - (5.82)
                                 2010    8,923,152      9.27 - 9.47    83,427,211       0.87         1.15 - 1.95       11.30 - 12.18

  MIST American Funds Growth     2014    4,458,269     1.37 - 13.78    49,790,311       0.56         0.95 - 2.00         6.04 - 7.16
     Sub-Account                 2013    4,659,735     1.29 - 12.90    54,735,692       0.45         0.95 - 2.00       11.27 - 28.11
                                 2012    4,686,153     9.75 - 10.07    46,467,491       0.32         1.30 - 2.00       15.08 - 15.89
                                 2011    4,523,749      8.47 - 8.69    38,863,691       0.39         1.30 - 2.00     (6.49) - (5.83)
                                 2010    4,189,234      9.07 - 9.23    38,298,391       0.21         1.30 - 1.95       16.05 - 16.79

  MIST American Funds            2014    9,369,175    12.35 - 13.16   118,528,940       1.46         1.00 - 1.95         4.05 - 5.04
     Moderate Allocation         2013   10,005,715    11.87 - 12.53   121,231,509       1.64         1.00 - 1.95       11.33 - 12.39
     Sub-Account                 2012   10,707,750    10.67 - 11.15   116,103,320       2.04         1.00 - 1.95         8.69 - 9.73
                                 2011   10,953,176     9.81 - 10.16   108,879,963       1.53         1.00 - 1.95     (1.74) - (0.81)
                                 2010    9,495,753     9.99 - 10.25    95,684,335       1.38         1.00 - 1.95         7.79 - 8.82

  MIST AQR Global Risk           2014   14,582,265    10.20 - 11.57   164,216,972         --         0.75 - 2.00         1.94 - 3.22
     Balanced Sub-Account        2013   15,825,730    10.84 - 11.21   173,901,364       2.03         0.75 - 2.00     (5.30) - (4.11)
     (Commenced 5/2/2011)        2012   15,510,367    11.44 - 11.69   179,053,046       0.45         0.75 - 2.00         8.36 - 9.73
                                 2011    8,143,593    10.56 - 10.62    86,313,466       3.25         1.15 - 2.00         2.11 - 2.69

  MIST BlackRock Global          2014   25,901,164    11.44 - 11.98   301,995,802       1.12         0.75 - 2.00         3.82 - 5.12
     Tactical Strategies         2013   26,722,304    11.02 - 11.40   298,572,740       1.33         0.75 - 2.00         8.12 - 9.48
     Sub-Account                 2012   24,246,974    10.19 - 10.41   249,277,686         --         0.75 - 2.00         3.59 - 8.32
     (Commenced 5/2/2011)        2011   13,813,399      9.53 - 9.58   132,070,456       1.50         1.15 - 2.00     (4.70) - (4.15)

  MIST BlackRock High Yield      2014      784,188    23.91 - 29.80    20,028,907       5.91         0.75 - 1.95         1.30 - 2.52
     Sub-Account                 2013      804,511    23.60 - 29.06    20,176,319       6.57         0.75 - 1.95         7.22 - 8.52
                                 2012      922,730    22.01 - 26.78    21,489,904       7.08         0.75 - 1.95       14.28 - 15.67
                                 2011      887,783    19.26 - 23.15    18,040,916       6.18         0.75 - 1.95         0.37 - 1.58
                                 2010      683,030    19.19 - 22.79    13,713,600       5.96         0.75 - 1.95       13.54 - 14.91

  MIST Clarion Global Real       2014    1,509,948    17.74 - 33.88    27,853,608       1.34         0.75 - 1.95       11.08 - 12.42
     Estate Sub-Account          2013    1,369,048    15.97 - 30.22    22,504,429       6.67         0.75 - 1.95         1.55 - 2.77
                                 2012    1,318,859    15.73 - 29.54    21,282,014       2.08         0.75 - 1.95       23.54 - 25.04
                                 2011    1,301,495    12.73 - 23.72    16,952,391       3.80         0.75 - 1.95     (7.40) - (6.29)
                                 2010    1,179,259    13.75 - 25.39    16,534,156       8.12         0.75 - 1.95       13.86 - 15.23

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                       ------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                           UNITS      HIGHEST ($)     ASSETS ($)
                                       -----------  ---------------  ------------
  MIST ClearBridge Aggressive    2014    3,679,440   12.71 - 214.41    57,875,892
     Growth Sub-Account          2013    3,216,416    10.84 - 18.18    40,150,681
                                 2012    3,074,411     7.55 - 12.63    26,801,051
                                 2011    2,990,808     6.45 - 10.78    22,350,038
                                 2010    1,609,764     7.16 - 10.56    11,951,497

  MIST Goldman Sachs Mid Cap     2014    1,092,733    23.01 - 24.66    25,990,516
     Value Sub-Account           2013    1,198,143    20.72 - 22.07    25,572,775
                                 2012    1,191,626    15.93 - 16.85    19,494,584
                                 2011    1,252,452    13.75 - 14.45    17,638,946
                                 2010    1,066,656    14.96 - 15.63    16,274,724

  MIST Harris Oakmark            2014    2,474,794    22.79 - 27.28    61,491,744
     International Sub-Account   2013    2,510,341    24.58 - 29.23    67,280,768
                                 2012    2,521,486    19.15 - 21.99    52,598,714
                                 2011    2,793,398    15.08 - 17.02    45,903,086
                                 2010    2,431,947    17.87 - 20.10    47,386,518

  MIST Invesco Balanced-Risk     2014   32,215,268      1.08 - 1.12    35,248,383
     Allocation Sub-Account      2013   35,442,409      1.04 - 1.06    37,262,971
     (Commenced 4/30/2012)       2012   23,220,671      1.04 - 1.05    24,318,514

  MIST Invesco Comstock          2014    2,588,260    15.94 - 17.90    43,159,191
     Sub-Account                 2013    1,778,861    14.87 - 16.50    27,321,053
                                 2012    1,817,421    11.20 - 12.28    20,936,779
                                 2011    1,903,918     9.64 - 10.45    18,803,502
                                 2010    1,797,581     9.98 - 10.68    18,284,403

  MIST Invesco Mid Cap Value     2014      564,878    34.45 - 42.81    21,071,080
     Sub-Account                 2013      563,053    32.06 - 39.34    19,432,115
                                 2012      635,965    25.10 - 30.42    17,120,178
                                 2011      665,042    22.33 - 26.72    15,863,842
                                 2010      604,334    23.81 - 27.96    15,151,640

  MIST Invesco Small Cap Growth  2014    1,053,572    24.73 - 27.32    27,218,174
     Sub-Account                 2013    1,133,538    23.37 - 25.62    27,574,261
                                 2012    1,297,630    17.00 - 18.50    22,869,587
                                 2011    1,263,477    14.66 - 15.83    19,171,743
                                 2010    1,207,424    15.12 - 16.20    18,816,649

  MIST JPMorgan Core Bond        2014    2,637,082    10.64 - 11.15    28,756,406
     Sub-Account                 2013    2,522,189    10.33 - 10.75    26,581,602
                                 2012    2,553,609    10.87 - 11.23    28,206,400
                                 2011    2,370,898    10.57 - 10.84    25,369,859
                                 2010    1,832,374    10.20 - 10.38    18,844,157

  MIST JPMorgan Global Active    2014   45,254,100      1.19 - 1.23    54,838,087
     Allocation Sub-Account      2013   39,437,506      1.14 - 1.16    45,303,210
     (Commenced 4/30/2012)       2012   16,070,030             1.05    16,875,272

  MIST JPMorgan Small Cap        2014      229,294    19.43 - 21.23     4,532,724
     Value Sub-Account           2013      243,493    18.93 - 20.49     4,678,319
                                 2012      277,290    14.48 - 15.53     4,065,614
                                 2011      286,347    12.76 - 13.57     3,694,792
                                 2010      284,366    14.47 - 15.25     4,152,343

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST ClearBridge Aggressive    2014      0.11         0.75 - 1.95         12.29 - 18.00
     Growth Sub-Account          2013      0.22         0.75 - 1.95         42.79 - 44.51
                                 2012      0.02         0.75 - 1.95          3.28 - 17.62
                                 2011        --         0.75 - 1.95         (9.33) - 2.12
                                 2010        --         1.30 - 1.95         21.40 - 22.32

  MIST Goldman Sachs Mid Cap     2014      0.55         1.30 - 1.95         11.04 - 11.77
     Value Sub-Account           2013      0.88         1.30 - 1.95         30.09 - 30.94
                                 2012      0.59         1.30 - 1.95         15.83 - 16.58
                                 2011      0.47         1.30 - 1.95       (8.10) - (7.50)
                                 2010      0.97         1.30 - 1.95         21.83 - 22.63

  MIST Harris Oakmark            2014      2.40         0.95 - 1.95       (7.61) - (6.68)
     International Sub-Account   2013      2.46         0.95 - 1.95         27.97 - 29.26
                                 2012      1.62         1.20 - 1.95         15.69 - 27.70
                                 2011        --         1.30 - 1.95     (15.91) - (15.36)
                                 2010      1.91         1.30 - 1.95         14.17 - 14.91

  MIST Invesco Balanced-Risk     2014        --         0.75 - 2.00           3.49 - 4.79
     Allocation Sub-Account      2013        --         0.75 - 2.00         (0.16) - 1.10
     (Commenced 4/30/2012)       2012      0.66         0.75 - 2.00           3.27 - 4.14

  MIST Invesco Comstock          2014      0.69         0.75 - 1.95           7.20 - 8.50
     Sub-Account                 2013      1.06         0.75 - 1.95         32.77 - 34.38
                                 2012      1.29         0.75 - 1.95         16.14 - 17.54
                                 2011      1.11         0.75 - 1.95       (3.38) - (2.22)
                                 2010      1.49         0.75 - 1.95         12.63 - 14.00

  MIST Invesco Mid Cap Value     2014      0.44         0.75 - 2.00           7.47 - 8.82
     Sub-Account                 2013      0.74         0.75 - 2.00         27.73 - 29.33
                                 2012      0.41         0.75 - 2.00         12.41 - 13.84
                                 2011      0.52         0.75 - 2.00       (5.60) - (4.41)
                                 2010      0.57         0.75 - 1.95         23.11 - 24.59

  MIST Invesco Small Cap Growth  2014        --         1.20 - 1.95           5.83 - 6.62
     Sub-Account                 2013      0.23         1.20 - 1.95         37.47 - 38.50
                                 2012        --         1.20 - 1.95         15.94 - 16.81
                                 2011        --         1.20 - 1.95       (2.98) - (2.25)
                                 2010        --         1.20 - 1.95         23.75 - 24.67

  MIST JPMorgan Core Bond        2014      1.43         1.30 - 2.00           3.01 - 3.73
     Sub-Account                 2013      0.28         1.30 - 2.00       (4.71) - (4.05)
                                 2012      2.47         1.30 - 2.00           2.83 - 3.55
                                 2011      2.11         1.30 - 2.00           3.70 - 4.42
                                 2010      1.65         1.30 - 1.95           4.05 - 4.73

  MIST JPMorgan Global Active    2014      1.12         0.75 - 2.00           4.86 - 6.18
     Allocation Sub-Account      2013      0.07         0.75 - 1.95          8.84 - 10.16
     (Commenced 4/30/2012)       2012      0.74         0.75 - 1.80           3.40 - 4.13

  MIST JPMorgan Small Cap        2014      1.09         0.75 - 1.90           2.69 - 3.59
     Value Sub-Account           2013      0.68         0.75 - 1.90         30.74 - 31.91
                                 2012      0.82         0.75 - 1.90          2.97 - 14.49
                                 2011      1.69         0.75 - 1.90     (11.81) - (11.03)
                                 2010      0.86         0.75 - 1.90         17.29 - 18.35

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                           ------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO         NET
                                              UNITS       HIGHEST ($)    ASSETS ($)
                                           -----------  ---------------  ------------
  MIST Loomis Sayles Global          2014    1,220,864    16.41 - 17.44    20,560,388
     Markets Sub-Account             2013    1,138,622    16.18 - 17.07    18,835,631
                                     2012    1,499,202    14.08 - 14.71    21,503,184
                                     2011    1,418,112    12.28 - 12.74    17,703,592
                                     2010    1,189,310    12.71 - 13.10    15,314,944

  MIST Lord Abbett Bond              2014      956,601    27.31 - 33.07    27,547,405
     Debenture Sub-Account           2013    1,057,484    26.58 - 31.79    29,528,883
                                     2012    1,180,193    25.11 - 29.66    30,975,633
                                     2011    1,223,138    22.68 - 26.46    28,878,914
                                     2010    1,296,840    22.23 - 25.52    29,798,917

  MIST Met/Eaton Vance               2014      665,094    10.79 - 11.12     7,288,213
     Floating Rate Sub-Account       2013      661,350    10.92 - 11.18     7,309,174
     (Commenced 5/3/2010)            2012      354,912    10.72 - 10.91     3,843,745
                                     2011      320,769    10.19 - 10.30     3,288,088
                                     2010       94,043    10.19 - 10.23       959,820

  MIST Met/Franklin Low              2014    1,961,909     9.79 - 10.24    19,463,215
     Duration Total Return           2013    1,990,662     9.88 - 10.21    19,867,002
     Sub-Account                     2012      849,600     9.96 - 10.16     8,520,633
     (Commenced 5/2/2011)            2011      675,591      9.73 - 9.81     6,592,681

  MIST Met/Templeton International   2014      257,798    13.05 - 13.93     3,439,582
     Bond Sub-Account                2013      286,308    13.15 - 13.88     3,831,643
                                     2012      378,229    13.27 - 13.84     5,083,946
                                     2011      408,693    11.83 - 12.20     4,874,190
                                     2010      285,820    12.10 - 12.33     3,474,197

  MIST MetLife Asset Allocation 100  2014    6,982,685    15.53 - 17.55   111,647,826
     Sub-Account                     2013    7,235,066    15.07 - 16.82   111,921,362
                                     2012    7,372,092    11.87 - 13.09    89,588,164
                                     2011    7,606,508    10.37 - 11.30    80,532,622
                                     2010    6,701,246    11.22 - 12.08    76,527,731

  MIST MetLife Balanced Plus         2014   31,843,378    12.48 - 13.07   405,567,745
     Sub-Account                     2013   30,567,644    11.61 - 12.01   360,242,427
     (Commenced 5/2/2011)            2012   24,464,216    10.36 - 10.58   255,734,684
                                     2011   14,646,924      9.35 - 9.40   137,361,488

  MIST MetLife Multi-Index           2014   15,792,519     1.20 - 12.34    23,914,446
     Targeted Risk Sub-Account       2013   10,334,216     1.12 - 11.26    12,500,764
     (Commenced 11/12/2012)          2012      630,313             1.01       639,000

  MIST MetLife Small Cap             2014    1,597,062    22.50 - 31.43    37,535,474
     Value Sub-Account               2013    1,707,562    22.57 - 31.26    40,127,411
                                     2012    1,683,151    17.38 - 23.87    30,403,068
                                     2011    1,787,164    15.03 - 20.47    27,812,698
                                     2010    1,827,679    16.92 - 22.73    31,768,099

  MIST MFS Emerging Markets          2014    3,225,968     9.69 - 19.15    32,387,503
     Equity Sub-Account              2013    3,387,604    10.57 - 20.71    36,989,991
                                     2012    3,394,857    11.35 - 22.06    39,610,369
                                     2011    3,451,214     9.74 - 18.78    34,418,643
                                     2010    2,973,091    12.25 - 23.35    37,055,385

                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  MIST Loomis Sayles Global          2014       2.01        1.25 - 1.95           1.47 - 2.18
     Markets Sub-Account             2013       2.56        1.25 - 1.95         14.87 - 15.67
                                     2012       2.25        1.30 - 1.95          2.75 - 15.41
                                     2011       2.34        1.30 - 1.95       (3.38) - (2.75)
                                     2010       3.19        1.30 - 1.95         19.66 - 20.43

  MIST Lord Abbett Bond              2014       5.54        0.75 - 2.00           2.75 - 4.05
     Debenture Sub-Account           2013       6.75        0.75 - 2.00           5.84 - 7.17
                                     2012       7.12        0.75 - 2.00         10.70 - 12.10
                                     2011       5.94        0.75 - 2.00         (0.17) - 3.68
                                     2010       6.42        0.75 - 1.95         10.79 - 12.12

  MIST Met/Eaton Vance               2014       3.49        1.30 - 1.95       (1.21) - (0.57)
     Floating Rate Sub-Account       2013       3.11        1.30 - 1.95           1.83 - 2.50
     (Commenced 5/3/2010)            2012       3.51        1.30 - 1.95           5.25 - 5.94
                                     2011       1.73        1.30 - 1.95           0.04 - 0.69
                                     2010         --        1.30 - 1.95           1.91 - 2.31

  MIST Met/Franklin Low              2014       2.24        0.75 - 1.95         (0.89) - 0.30
     Duration Total Return           2013       1.28        0.75 - 1.95         (0.79) - 0.40
     Sub-Account                     2012       2.11        0.75 - 1.95           2.37 - 3.61
     (Commenced 5/2/2011)            2011         --        0.75 - 1.95       (2.68) - (1.90)

  MIST Met/Templeton International   2014       4.60        0.75 - 1.90         (0.76) - 0.38
     Bond Sub-Account                2013       2.03        0.75 - 1.90         (0.86) - 0.28
                                     2012      10.66        0.75 - 1.90         12.13 - 13.43
                                     2011       7.16        0.75 - 1.90       (2.20) - (1.07)
                                     2010       0.86        0.75 - 1.90          4.23 - 12.08

  MIST MetLife Asset Allocation 100  2014       0.71        0.75 - 1.95           3.06 - 4.30
     Sub-Account                     2013       0.74        0.75 - 1.95         27.01 - 28.54
                                     2012       0.63        0.75 - 1.95         14.48 - 15.87
                                     2011       1.06        0.75 - 1.95       (7.59) - (6.47)
                                     2010       1.18        0.75 - 1.95         14.25 - 15.63

  MIST MetLife Balanced Plus         2014       1.75        0.75 - 2.00           7.48 - 8.83
     Sub-Account                     2013       1.19        0.75 - 2.00         12.10 - 13.51
     (Commenced 5/2/2011)            2012         --        0.75 - 2.00          4.99 - 12.26
                                     2011       0.29        1.15 - 2.00       (6.54) - (6.01)

  MIST MetLife Multi-Index           2014         --        0.75 - 2.00           7.10 - 8.44
     Targeted Risk Sub-Account       2013       0.45        1.30 - 2.00          4.18 - 11.49
     (Commenced 11/12/2012)          2012         --        1.30 - 1.50           2.63 - 2.65

  MIST MetLife Small Cap             2014       0.04        1.30 - 2.00         (0.30) - 0.55
     Value Sub-Account               2013       0.93        1.30 - 2.00         29.83 - 30.97
                                     2012         --        1.30 - 2.00         15.64 - 16.62
                                     2011       1.06        1.30 - 2.00      (10.74) - (9.96)
                                     2010       1.17        1.30 - 1.95         17.58 - 18.48

  MIST MFS Emerging Markets          2014       0.85        0.75 - 2.00       (8.37) - (7.22)
     Equity Sub-Account              2013       1.09        0.75 - 2.00       (6.86) - (5.69)
                                     2012       0.76        0.75 - 2.00         16.53 - 18.00
                                     2011       1.40        0.75 - 2.00     (20.32) - (19.31)
                                     2010       1.02        0.75 - 1.95         21.27 - 22.72

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                       -----------  ----------------  -------------
  MIST MFS Research              2014    2,149,874     14.71 - 22.88     33,145,443
     International Sub-Account   2013    2,307,245     16.12 - 24.87     38,843,754
                                 2012    2,529,136     13.78 - 21.09     36,269,462
                                 2011    2,524,699     12.04 - 18.28     31,536,568
                                 2010    2,550,733     13.76 - 20.69     36,236,011

  MIST Morgan Stanley Mid Cap    2014      572,839     17.37 - 20.52     10,714,839
     Growth Sub-Account          2013      563,151     17.54 - 20.47     10,560,837
                                 2012      522,030     12.86 - 14.83      7,138,632
                                 2011      400,721     12.00 - 13.68      5,066,386
                                 2010      319,793     13.15 - 14.81      4,387,565

  MIST Oppenheimer Global        2014      176,001     23.08 - 28.59      4,489,241
     Equity Sub-Account          2013      196,079     23.23 - 28.20      4,958,258
                                 2012       44,590     19.38 - 22.35        935,706
                                 2011       49,295     15.90 - 18.58        861,236
                                 2010       42,345     17.68 - 20.44        806,017

  MIST PanAgora Global           2014      237,646       1.03 - 1.04        246,182
     Diversified Risk
     Sub-Account
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2014    5,278,344     13.75 - 15.91     75,779,611
     Protected Bond Sub-Account  2013    6,008,780     13.63 - 15.58     85,165,242
                                 2012    6,599,311     15.33 - 17.30    104,695,250
                                 2011    6,796,818     14.33 - 15.97    100,442,928
                                 2010    6,064,219     13.21 - 14.48     81,928,010

  MIST PIMCO Total Return        2014    9,468,783     16.46 - 19.53    164,503,034
     Sub-Account                 2013   10,780,666     16.12 - 18.89    182,628,694
                                 2012   11,119,601     16.77 - 19.40    195,091,492
                                 2011   11,646,547     15.66 - 17.89    189,897,913
                                 2010   10,454,551     15.53 - 17.47    167,621,978

  MIST Pioneer Fund              2014      650,412      2.83 - 31.98     15,956,844
     Sub-Account                 2013      645,024      2.58 - 28.98     15,468,894
                                 2012      584,290     17.44 - 21.94     11,393,764
                                 2011      494,645     16.11 - 19.99      8,822,057
                                 2010      359,148     17.26 - 21.10      6,802,879

  MIST Pioneer Strategic         2014    2,634,482      2.74 - 33.59     54,657,082
     Income Sub-Account          2013    2,567,810      2.66 - 32.36     57,352,552
                                 2012    2,051,755     13.58 - 32.11     51,438,918
                                 2011    1,593,453     12.43 - 28.98     37,575,883
                                 2010    1,367,570     12.25 - 28.18     29,389,676

  MIST Pyramis Government        2014    4,533,402     10.69 - 11.19     49,486,685
     Income Sub-Account          2013    4,946,728     10.14 - 10.48     50,900,751
     (Commenced 5/2/2011)        2012    5,044,872     10.83 - 11.06     55,120,119
                                 2011    2,488,756     10.71 - 10.77     26,749,627

  MIST Pyramis Managed Risk      2014      911,084     11.40 - 11.57     10,475,781
     Sub-Account                 2013      360,996     10.71 - 10.76      3,880,145
     (Commenced 4/29/2013)

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST MFS Research              2014       2.22        0.75 - 1.95       (8.75) - (7.64)
     International Sub-Account   2013       2.56        0.75 - 1.95         16.95 - 18.37
                                 2012       1.89        0.75 - 1.95          6.35 - 15.83
                                 2011       1.87        0.75 - 1.95     (12.44) - (11.38)
                                 2010       1.70        0.75 - 1.95          9.25 - 10.57

  MIST Morgan Stanley Mid Cap    2014         --        0.75 - 1.95         (0.94) - 0.26
     Growth Sub-Account          2013       0.61        0.75 - 1.95         36.34 - 37.98
                                 2012         --        0.75 - 1.95         (4.93) - 8.46
                                 2011       0.56        0.75 - 1.95       (8.72) - (7.61)
                                 2010       0.02        0.75 - 1.95         29.54 - 31.10

  MIST Oppenheimer Global        2014       0.83        0.75 - 1.95           0.17 - 1.38
     Equity Sub-Account          2013       0.51        0.63 - 1.78         24.72 - 26.16
                                 2012       1.41        0.75 - 1.65         19.18 - 20.27
                                 2011       1.72        0.75 - 1.80      (10.04) - (9.09)
                                 2010       1.24        0.75 - 1.80         13.86 - 15.06

  MIST PanAgora Global           2014       0.37        1.30 - 2.00           3.16 - 3.65
     Diversified Risk
     Sub-Account
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2014       1.58        0.75 - 2.00           0.86 - 2.12
     Protected Bond Sub-Account  2013       2.21        0.75 - 2.00      (11.07) - (9.95)
                                 2012       3.02        0.75 - 2.00           6.96 - 8.31
                                 2011       1.63        0.75 - 2.00          8.95 - 10.31
                                 2010       2.28        0.75 - 1.95           5.68 - 6.96

  MIST PIMCO Total Return        2014       2.32        0.75 - 2.00           2.13 - 3.41
     Sub-Account                 2013       4.24        0.75 - 2.00       (3.86) - (2.65)
                                 2012       3.17        0.75 - 2.00           4.34 - 8.45
                                 2011       2.65        0.75 - 2.00           1.13 - 2.40
                                 2010       3.34        0.75 - 1.95           6.08 - 7.36

  MIST Pioneer Fund              2014       1.64        0.75 - 1.95          8.79 - 10.33
     Sub-Account                 2013       3.12        0.75 - 1.90          9.33 - 32.08
                                 2012       1.43        0.75 - 1.90           0.85 - 9.76
                                 2011       1.12        0.75 - 1.90       (6.66) - (5.26)
                                 2010       0.75        0.75 - 1.90         13.75 - 15.35

  MIST Pioneer Strategic         2014       4.99        0.75 - 1.95           2.43 - 3.80
     Income Sub-Account          2013       4.83        0.75 - 1.95         (0.55) - 1.21
                                 2012       4.76        0.75 - 1.95          9.29 - 10.79
                                 2011       4.60        0.75 - 1.95           1.46 - 2.86
                                 2010       4.48        0.75 - 1.95          9.88 - 11.34

  MIST Pyramis Government        2014       2.60        0.75 - 2.00           5.43 - 6.75
     Income Sub-Account          2013       1.51        0.75 - 2.00       (6.41) - (5.23)
     (Commenced 5/2/2011)        2012       0.02        0.75 - 2.00           1.10 - 2.37
                                 2011       0.90        1.15 - 2.00           7.12 - 7.74

  MIST Pyramis Managed Risk      2014         --        1.15 - 2.00           6.49 - 7.40
     Sub-Account                 2013       1.43        1.30 - 1.95           4.87 - 5.33
     (Commenced 4/29/2013)

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                     UNIT VALUE                   INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                      LOWEST TO          NET         INCOME          LOWEST TO          LOWEST TO
                                          UNITS      HIGHEST ($)     ASSETS ($)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -----------  ---------------  ------------  -------------  ----------------  -----------------
  MIST Schroders Global         2014   18,028,770      1.21 - 1.25    22,196,588      1.26         0.75 - 2.00           5.61 - 6.93
     Multi-Asset Sub-Account    2013   14,679,301      1.15 - 1.17    17,016,201      0.01         0.75 - 2.00           7.93 - 9.29
     (Commenced 4/30/2012)      2012    6,104,275      1.06 - 1.07     6,518,671      1.65         0.75 - 2.00           5.25 - 6.14

  MIST SSgA Growth and Income   2014    6,338,282    14.31 - 15.99    94,142,075      2.23         0.75 - 1.95           3.77 - 5.02
     ETF Sub-Account            2013    6,610,098    13.79 - 15.22    94,222,649      2.52         0.75 - 1.95         10.75 - 12.09
                                2012    7,600,144    12.45 - 13.58    97,375,249      2.33         0.75 - 1.95         10.66 - 12.00
                                2011    7,252,539    11.25 - 12.13    83,645,443      1.73         0.75 - 1.95         (0.89) - 0.31
                                2010    5,120,998    11.35 - 12.09    59,373,184      1.09         0.75 - 1.95         10.08 - 11.40

  MIST SSgA Growth ETF          2014    3,671,900    14.17 - 15.84    54,196,165      1.90         0.75 - 1.95           3.34 - 4.59
     Sub-Account                2013    3,652,269    13.72 - 15.14    51,894,146      1.98         0.75 - 1.95         15.79 - 17.19
                                2012    2,857,706    11.84 - 12.92    34,959,705      1.86         0.75 - 1.95         12.80 - 14.17
                                2011    2,753,892    10.50 - 11.32    29,719,236      1.48         0.75 - 1.95       (4.01) - (2.86)
                                2010    2,069,545    10.94 - 11.65    23,162,033      1.50         0.75 - 1.95         11.95 - 13.30

  MIST T. Rowe Price Large      2014      872,142    44.15 - 90.84    62,822,190      1.20         0.75 - 1.95          8.87 - 12.43
     Cap Value Sub-Account      2013      770,296    66.41 - 80.80    53,353,637      1.51         0.75 - 1.95         31.19 - 32.78
                                2012      820,735    50.62 - 60.85    43,203,787      1.43         0.75 - 1.95         15.69 - 17.09
                                2011      890,340    43.76 - 51.97    40,385,092      0.63         0.75 - 1.95       (5.86) - (4.72)
                                2010      895,811    46.48 - 54.55    42,995,646      1.01         0.75 - 1.95         14.76 - 16.14

  MIST T. Rowe Price Mid Cap    2014    2,773,850    15.74 - 17.27    45,839,314        --         1.30 - 2.00         10.54 - 11.32
     Growth Sub-Account         2013    3,003,820    14.24 - 15.51    44,743,388      0.21         1.30 - 2.00         33.88 - 34.82
                                2012    3,299,092    10.64 - 11.75    36,563,128        --         1.30 - 2.00         11.42 - 12.34
                                2011    3,143,062     9.55 - 10.46    31,209,616        --         1.30 - 2.00       (8.07) - (2.76)
                                2010    3,007,799     9.94 - 10.76    30,856,539        --         1.30 - 1.95         25.23 - 26.28

  MIST WMC Large Cap Research   2014      112,370    14.55 - 17.11     1,689,615      0.82         0.75 - 1.90         11.49 - 12.57
     Sub-Account                2013      139,585    13.05 - 15.20     1,874,253      1.27         0.75 - 1.90         31.65 - 33.17
                                2012      141,724     9.91 - 11.41     1,449,087      1.01         0.75 - 1.90         11.36 - 12.47
                                2011      145,676     8.90 - 10.15     1,336,178      0.93         0.75 - 1.90       (1.68) - (0.58)
                                2010      124,511     9.05 - 10.21     1,152,486      1.19         0.75 - 1.90         10.47 - 11.53

  MSF Baillie Gifford           2014    1,397,967     9.20 - 14.80    16,634,652      1.26         1.30 - 2.00       (5.26) - (4.59)
     International Stock        2013    1,553,574     9.71 - 15.52    19,193,104      0.03         1.30 - 2.00          9.87 - 13.65
     Sub-Account                2012       22,889    12.30 - 13.67       298,591      1.05         1.40 - 1.65         17.40 - 17.70
                                2011       23,770    10.46 - 11.62       263,125      1.58         1.40 - 1.65     (21.44) - (21.24)
                                2010       23,843    13.30 - 14.75       336,137      1.36         1.40 - 1.65           5.11 - 5.38

  MSF Barclays Aggregate Bond   2014      883,622     1.79 - 18.62    12,777,932      2.63         0.75 - 2.00           3.37 - 4.67
     Index Sub-Account          2013      786,278     1.71 - 16.37    10,676,502      3.18         1.00 - 1.95       (4.45) - (3.54)
                                2012      797,523     1.78 - 17.02    11,634,820      2.96         1.00 - 1.95           1.57 - 2.55
                                2011      576,848    15.28 - 16.65     9,177,104      2.83         1.30 - 1.95           5.09 - 5.77
                                2010      373,923    14.54 - 15.74     5,642,134      2.86         1.30 - 1.95           3.61 - 4.29

  MSF BlackRock Bond Income     2014      159,423    53.14 - 73.91     9,357,916      3.27         0.75 - 1.90           4.91 - 6.01
     Sub-Account                2013      166,004    50.65 - 69.72     9,223,339      3.81         0.75 - 1.90       (2.78) - (1.75)
                                2012      163,404    52.10 - 70.96     9,227,835      2.58         0.75 - 1.90           4.02 - 6.48
                                2011      163,488    49.45 - 66.65     8,702,101      3.84         0.75 - 1.90           4.41 - 5.51
                                2010      164,695    47.36 - 63.17     8,385,972      3.68         0.75 - 1.90           6.15 - 7.26

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                         ------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO         NET
                                            UNITS       HIGHEST ($)    ASSETS ($)
                                         -----------  ---------------  ------------
  MSF BlackRock Capital            2014      102,922     1.93 - 51.83     1,260,005
     Appreciation Sub-Account      2013      112,171     1.80 - 49.93     1,397,029
                                   2012      118,706     1.36 - 37.48     1,216,075
                                   2011      101,568     1.20 - 33.02       937,942
                                   2010       99,815     1.34 - 36.53     1,035,852

  MSF BlackRock Money Market       2014    5,393,034     9.28 - 23.80    54,972,044
     Sub-Account                   2013    6,832,194     9.46 - 24.07    71,286,205
                                   2012    7,755,108     9.65 - 24.35    84,112,066
                                   2011    8,260,359     9.84 - 24.63    89,338,743
                                   2010    7,275,363    10.03 - 24.92    80,300,253

  MSF Frontier Mid Cap             2014      529,849    18.46 - 19.79    10,097,109
     Growth Sub-Account            2013      563,778    16.98 - 18.08     9,857,926
     (Commenced 4/29/2013)

  MSF Jennison Growth              2014    2,800,886     8.41 - 23.74    53,285,396
     Sub-Account                   2013    3,283,264     7.84 - 22.08    58,422,313
                                   2012    3,445,041     5.81 - 16.32    45,506,591
                                   2011    2,364,504    11.54 - 12.28    28,152,357
                                   2010    2,297,452    11.74 - 12.41    27,730,426

  MSF Loomis Sayles Small Cap      2014       17,201    50.87 - 53.02       896,246
     Core Sub-Account              2013       19,503    50.09 - 52.10       999,555
                                   2012       22,943    36.29 - 37.67       848,600
                                   2011       19,871    32.37 - 33.53       655,333
                                   2010       12,163    32.88 - 33.99       406,150

  MSF Loomis Sayles Small Cap      2014       31,874    17.05 - 18.89       565,084
     Growth Sub-Account            2013       31,132    17.15 - 18.86       551,889
                                   2012       35,478    11.73 - 12.80       429,186
                                   2011       37,629    10.74 - 11.63       416,380
                                   2010       36,721    10.61 - 11.41       398,183

  MSF Met/Artisan Mid Cap          2014      802,108    20.06 - 21.88    16,796,908
     Value Sub-Account             2013      914,482    20.12 - 21.81    19,152,895
                                   2012      947,528    15.03 - 16.18    14,779,234
                                   2011      996,981    13.74 - 14.69    14,168,378
                                   2010    1,036,170    13.15 - 13.98    14,057,129

  MSF Met/Dimensional              2014      235,511    18.53 - 19.95     4,465,940
     International Small Company   2013      209,072    20.25 - 21.32     4,313,192
     Sub-Account                   2012      188,988    16.18 - 16.87     3,104,471
                                   2011      207,878    13.99 - 14.54     2,942,339
                                   2010      126,878    17.04 - 17.49     2,176,484

  MSF MetLife Asset Allocation 20  2014      766,064    13.55 - 15.22    10,621,616
     Sub-Account                   2013      173,879    13.28 - 13.63     2,351,233
                                   2012      177,334    12.97 - 13.27     2,337,842
                                   2011      187,588    12.10 - 12.35     2,300,841
                                   2010      188,539    11.94 - 12.15     2,278,507

                                                    FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  MSF BlackRock Capital            2014       0.07        0.95 - 1.90           6.80 - 7.87
     Appreciation Sub-Account      2013       0.77        0.75 - 1.90         31.65 - 33.22
                                   2012       0.30        0.75 - 1.90         12.13 - 13.51
                                   2011       0.19        0.75 - 1.90      (10.68) - (9.63)
                                   2010       0.23        0.75 - 1.90         17.49 - 18.93

  MSF BlackRock Money Market       2014         --        0.75 - 1.95       (1.93) - (0.75)
     Sub-Account                   2013         --        0.75 - 1.95       (1.93) - (0.75)
                                   2012         --        0.75 - 1.95       (1.94) - (0.75)
                                   2011         --        0.75 - 1.95       (1.93) - (0.74)
                                   2010         --        0.75 - 1.95       (1.93) - (0.64)

  MSF Frontier Mid Cap             2014         --        1.30 - 1.95           8.73 - 9.44
     Growth Sub-Account            2013         --        1.30 - 1.95         19.54 - 20.07
     (Commenced 4/29/2013)

  MSF Jennison Growth              2014       0.03        0.75 - 1.95           6.64 - 7.93
     Sub-Account                   2013       0.21        0.75 - 1.95         34.09 - 35.71
                                   2012       0.01        0.75 - 1.95        (4.05) - 14.06
                                   2011       0.06        1.30 - 1.95       (1.71) - (1.07)
                                   2010       0.38        1.30 - 1.95           9.17 - 9.87

  MSF Loomis Sayles Small Cap      2014         --        1.70 - 1.90           1.55 - 1.76
     Core Sub-Account              2013       0.23        1.70 - 1.90         38.04 - 38.31
                                   2012         --        1.70 - 1.90         12.11 - 12.33
                                   2011         --        1.70 - 1.90       (1.55) - (1.35)
                                   2010         --        1.70 - 1.90         24.82 - 25.07

  MSF Loomis Sayles Small Cap      2014         --        0.75 - 1.50         (0.57) - 0.18
     Growth Sub-Account            2013         --        0.75 - 1.50         46.17 - 47.27
                                   2012         --        0.75 - 1.50          9.23 - 10.06
                                   2011         --        0.75 - 1.50           1.23 - 1.98
                                   2010         --        0.75 - 1.50         29.39 - 30.36

  MSF Met/Artisan Mid Cap          2014       0.53        1.30 - 1.95         (0.29) - 0.36
     Value Sub-Account             2013       0.76        1.30 - 1.95         33.87 - 34.75
                                   2012       0.78        1.30 - 1.95          9.42 - 10.13
                                   2011       0.77        1.30 - 1.95           4.44 - 5.11
                                   2010       0.58        1.30 - 1.95         12.54 - 13.28

  MSF Met/Dimensional              2014       1.96        0.75 - 1.95       (8.50) - (7.39)
     International Small Company   2013       1.78        0.95 - 1.95         25.14 - 26.40
     Sub-Account                   2012       2.26        0.95 - 1.95         15.62 - 16.78
                                   2011       1.85        0.75 - 1.95     (17.86) - (16.88)
                                   2010       1.24        0.75 - 1.95         20.22 - 21.68

  MSF MetLife Asset Allocation 20  2014       2.29        0.75 - 1.95           1.60 - 2.87
     Sub-Account                   2013       2.82        1.55 - 1.85           2.37 - 2.68
                                   2012       3.26        1.55 - 1.85           7.17 - 7.49
                                   2011       2.37        1.55 - 1.85           1.36 - 1.66
                                   2010       3.89        1.55 - 1.85           8.04 - 8.36

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                         ------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO         NET
                                            UNITS       HIGHEST ($)    ASSETS ($)
                                         -----------  ---------------  ------------
  MSF MetLife Asset Allocation 40  2014   30,939,347    13.84 - 15.80   452,115,897
     Sub-Account                   2013      153,033    13.90 - 14.15     2,145,543
                                   2012      147,886    12.77 - 12.97     1,901,558
                                   2011      147,155    11.67 - 11.83     1,727,986
                                   2010      189,647    11.76 - 11.90     2,243,545

  MSF MetLife Asset Allocation 60  2014   39,329,326    14.62 - 16.95   605,007,248
     Sub-Account                   2013    1,328,482    14.39 - 14.77    19,280,778
                                   2012    1,501,112    12.42 - 12.71    18,786,980
                                   2011    1,538,379    11.18 - 11.40    17,304,889
                                   2010    1,507,770    11.54 - 11.74    17,503,699

  MSF MetLife Asset Allocation 80  2014   30,026,547    14.68 - 17.57   461,170,655
     Sub-Account                   2013      430,018    14.42 - 14.80     6,266,657
                                   2012      587,000    11.82 - 12.09     7,001,495
                                   2011      632,509    10.43 - 10.65     6,650,006
                                   2010      822,307    11.05 - 11.24     9,136,189

  MSF MetLife Mid Cap Stock Index  2014      253,767    24.89 - 28.56     6,658,662
     Sub-Account                   2013      268,479    23.24 - 26.41     6,560,440
                                   2012      256,215    17.85 - 20.10     4,787,532
                                   2011      252,800    15.52 - 16.72     4,091,598
                                   2010      172,234    16.19 - 17.33     2,894,856

  MSF MetLife Stock Index          2014    2,646,054     7.03 - 38.23    52,404,251
     Sub-Account                   2013    2,722,446     6.28 - 34.74    48,655,756
                                   2012    2,742,510     4.82 - 27.11    37,970,601
                                   2011    2,700,737    11.30 - 24.14    33,222,956
                                   2010    2,472,007    11.34 - 24.43    30,730,803

  MSF MFS Total Return             2014      156,861    17.67 - 73.57     8,996,458
     Sub-Account                   2013      178,447    16.53 - 68.40     9,714,123
                                   2012      197,543    14.13 - 58.06     9,426,446
                                   2011      203,240    12.38 - 52.56     8,990,922
                                   2010      211,123    12.34 - 51.83     9,127,851

  MSF MFS Value Sub-Account        2014    1,009,780    21.81 - 26.79    24,125,307
                                   2013    1,137,167    20.12 - 24.41    25,019,792
                                   2012      284,489    15.27 - 18.17     4,764,887
                                   2011      308,939    13.39 - 15.74     4,498,517
                                   2010      294,312    13.57 - 15.76     4,294,747

  MSF MSCI EAFE Index              2014      428,858     1.49 - 14.23     5,332,210
     Sub-Account                   2013      397,125     1.61 - 15.39     5,318,352
                                   2012      391,098     1.34 - 12.84     4,381,009
                                   2011      348,616    10.13 - 11.03     3,709,040
                                   2010      235,893    11.82 - 12.79     2,915,694

  MSF Neuberger Berman Genesis     2014      590,926    19.09 - 27.08    13,660,308
     Sub-Account                   2013      650,463    19.51 - 27.36    15,339,173
                                   2012        6,797    17.28 - 18.63       119,195
                                   2011        1,729    16.05 - 17.19        28,628
                                   2010          962    16.17 - 16.51        15,746

                                                    FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  MSF MetLife Asset Allocation 40  2014       0.02        0.75 - 2.05           2.35 - 3.47
     Sub-Account                   2013       2.53        1.65 - 1.85           8.89 - 9.11
                                   2012       3.04        1.65 - 1.85           9.41 - 9.63
                                   2011       2.16        1.65 - 1.85       (0.80) - (0.61)
                                   2010       3.43        1.65 - 1.85           9.48 - 9.71

  MSF MetLife Asset Allocation 60  2014       0.09        0.75 - 2.00           2.97 - 4.03
     Sub-Account                   2013       1.95        1.55 - 1.85         15.82 - 16.17
                                   2012       2.31        1.55 - 1.85         11.16 - 11.49
                                   2011       1.45        1.55 - 1.85       (3.18) - (2.89)
                                   2010       2.53        1.55 - 1.85         11.10 - 11.44

  MSF MetLife Asset Allocation 80  2014       0.03        0.75 - 2.00           3.14 - 4.63
     Sub-Account                   2013       1.52        1.55 - 1.85         22.03 - 22.40
                                   2012       1.99        1.55 - 1.85         13.26 - 13.60
                                   2011       1.50        1.55 - 1.85       (5.53) - (5.25)
                                   2010       2.18        1.55 - 1.85         12.60 - 12.94

  MSF MetLife Mid Cap Stock Index  2014       0.78        1.00 - 1.95           7.10 - 8.13
     Sub-Account                   2013       0.91        1.00 - 1.95         30.19 - 31.43
                                   2012       0.71        1.00 - 1.95         14.99 - 16.09
                                   2011       0.61        1.30 - 1.95       (4.13) - (3.50)
                                   2010       0.56        1.30 - 1.95         23.49 - 24.29

  MSF MetLife Stock Index          2014       1.48        1.00 - 2.90         10.03 - 11.97
     Sub-Account                   2013       1.63        1.00 - 2.90         28.14 - 30.39
                                   2012       1.62        1.00 - 2.90         12.30 - 14.27
                                   2011       1.47        1.30 - 2.90         (1.15) - 0.32
                                   2010       1.55        1.30 - 2.90         11.41 - 13.01

  MSF MFS Total Return             2014       2.24        0.75 - 1.90           6.38 - 7.55
     Sub-Account                   2013       2.46        0.75 - 1.90         16.52 - 17.81
                                   2012       2.65        0.75 - 1.90          2.85 - 10.47
                                   2011       2.57        0.75 - 1.90           0.29 - 1.40
                                   2010       2.81        0.75 - 1.90           7.80 - 8.98

  MSF MFS Value Sub-Account        2014       1.58        0.75 - 2.00           8.37 - 9.74
                                   2013       0.52        0.75 - 2.00         32.71 - 34.37
                                   2012       1.85        0.75 - 1.95          3.24 - 15.45
                                   2011       1.51        0.75 - 1.95       (1.30) - (0.11)
                                   2010       1.36        0.75 - 1.95          9.03 - 10.35

  MSF MSCI EAFE Index              2014       2.33        1.00 - 1.95       (8.14) - (7.26)
     Sub-Account                   2013       2.87        1.00 - 1.95         19.09 - 20.23
                                   2012       2.78        1.00 - 1.95         15.65 - 16.76
                                   2011       2.07        1.30 - 1.95     (14.34) - (13.78)
                                   2010       1.97        1.30 - 1.95           5.69 - 6.38

  MSF Neuberger Berman Genesis     2014       0.20        0.75 - 1.95       (2.23) - (1.05)
     Sub-Account                   2013       0.01        0.75 - 1.95         25.05 - 37.16
                                   2012       0.15        1.30 - 1.90           7.68 - 8.33
                                   2011       0.32        1.30 - 1.90         (7.35) - 4.15
                                   2010       0.33        1.30 - 1.50         19.54 - 19.78

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                            -------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                               UNITS       HIGHEST ($)     ASSETS ($)
                                            -----------  ---------------  -------------
  MSF Russell 2000 Index              2014      374,932     2.84 - 27.09      9,534,812
     Sub-Account                      2013      407,803     2.74 - 26.21     10,077,048
                                      2012      301,820     2.01 - 19.22      5,428,869
                                      2011      315,875    15.42 - 16.80      5,110,032
                                      2010      181,098    16.43 - 17.79      3,110,028

  MSF T. Rowe Price Large Cap Growth  2014    1,116,757     8.98 - 24.51     19,378,100
     Sub-Account                      2013    1,115,203     8.41 - 22.79     17,222,447
                                      2012       53,733    15.52 - 16.61        859,547
                                      2011       58,056    13.30 - 14.16        794,008
                                      2010       62,021    13.70 - 14.52        872,206

  MSF T. Rowe Price Small Cap         2014       17,948    28.35 - 31.00        525,415
     Growth Sub-Account               2013       19,290    27.09 - 29.47        539,815
                                      2012       25,300    19.15 - 20.73        498,088
                                      2011       30,187    16.84 - 18.14        521,744
                                      2010       38,322    16.92 - 18.13        663,369

  MSF Van Eck Global Natural          2014      407,380    13.17 - 14.23      5,499,684
     Resources Sub-Account            2013      372,229    16.56 - 17.66      6,297,415
                                      2012      463,176    15.25 - 16.07      7,185,431
                                      2011      429,221    15.17 - 15.78      6,596,845
                                      2010      356,898    18.59 - 19.08      6,673,176

  MSF Western Asset                   2014          710    29.54 - 30.14         21,170
     Management Strategic Bond        2013        1,280    28.48 - 29.03         36,940
     Opportunities Sub-Account        2012        1,197    28.67 - 29.20         34,736
                                      2011        1,172    26.15 - 26.61         31,010
                                      2010        1,181    25.09 - 25.49         29,966

  MSF Western Asset                   2014    1,736,974    16.21 - 19.83     30,830,735
     Management U.S. Government       2013    1,762,260    16.12 - 19.52     31,018,667
     Sub-Account                      2012    1,806,157    16.58 - 19.89     32,438,079
                                      2011    1,651,952    16.41 - 19.49     29,083,283
                                      2010    1,601,209    15.90 - 18.69     27,095,896

  MSF WMC Core Equity                 2014    3,710,716    17.87 - 57.51     72,198,073
     Opportunities Sub-Account        2013    4,222,434    16.51 - 52.46     75,524,957
                                      2012    4,690,263    12.61 - 39.59     63,858,233
                                      2011    5,061,770    11.42 - 35.39     61,988,552
                                      2010    5,003,488    12.20 - 37.21     64,517,290

  Oppenheimer VA Main Street          2014      170,276    28.57 - 30.77      4,979,605
     Small Cap Sub-Account            2013      183,673    25.97 - 27.82      4,873,865
                                      2012      201,443    18.75 - 19.97      3,851,471
                                      2011      196,463    16.18 - 17.13      3,235,513
                                      2010      169,474    16.82 - 17.72      2,900,152

  PIMCO VIT High Yield                2014        8,179    20.49 - 21.19        168,442
     Sub-Account                      2013        8,155    20.13 - 20.77        164,889
                                      2012        7,968    19.33 - 19.90        154,636
                                      2011        8,741    17.17 - 17.64        150,577
                                      2010        8,203    16.86 - 17.30        138,750

                                                       FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  MSF Russell 2000 Index              2014       0.94        1.00 - 1.95           2.71 - 3.69
     Sub-Account                      2013       1.27        1.00 - 1.95         35.46 - 36.75
                                      2012       0.88        1.00 - 1.95         13.70 - 14.79
                                      2011       0.74        1.30 - 1.95       (6.17) - (5.56)
                                      2010       0.55        1.30 - 1.95         24.11 - 24.91

  MSF T. Rowe Price Large Cap Growth  2014         --        1.30 - 1.95           6.72 - 7.57
     Sub-Account                      2013       0.01        1.30 - 1.95         26.44 - 37.23
                                      2012       0.01        1.30 - 1.65         16.72 - 17.31
                                      2011         --        1.30 - 1.65       (2.95) - (2.49)
                                      2010       0.08        1.30 - 1.65         14.84 - 15.42

  MSF T. Rowe Price Small Cap         2014         --        1.40 - 1.90           4.64 - 5.16
     Growth Sub-Account               2013       0.14        1.40 - 1.90         41.46 - 42.17
                                      2012         --        1.40 - 1.90         13.72 - 14.29
                                      2011         --        1.40 - 1.90         (0.46) - 0.04
                                      2010         --        1.40 - 1.90         32.14 - 32.79

  MSF Van Eck Global Natural          2014       0.26        0.75 - 2.00     (20.43) - (19.43)
     Resources Sub-Account            2013       0.69        0.75 - 2.00           8.56 - 9.93
                                      2012         --        0.75 - 2.00           0.54 - 1.81
                                      2011       1.37        0.75 - 2.00     (18.32) - (17.29)
                                      2010       0.26        0.75 - 1.95         17.57 - 27.36

  MSF Western Asset                   2014       6.53        1.40 - 1.50           3.72 - 3.83
     Management Strategic Bond        2013       4.64        1.40 - 1.50       (0.67) - (0.57)
     Opportunities Sub-Account        2012       3.31        1.40 - 1.50           9.63 - 9.74
                                      2011       4.77        1.40 - 1.50           4.27 - 4.37
                                      2010       5.94        1.40 - 1.50         10.78 - 10.89

  MSF Western Asset                   2014       1.67        0.95 - 1.95           0.57 - 1.58
     Management U.S. Government       2013       1.95        0.95 - 1.80       (2.82) - (1.84)
     Sub-Account                      2012       1.82        0.95 - 1.95           1.05 - 2.07
                                      2011       1.27        0.95 - 1.95           3.24 - 4.28
                                      2010       1.98        0.95 - 1.95           3.46 - 4.50

  MSF WMC Core Equity                 2014       0.58        0.75 - 2.00           8.26 - 9.62
     Opportunities Sub-Account        2013       1.27        0.75 - 2.00         30.89 - 32.53
                                      2012       0.70        0.75 - 2.00         10.46 - 11.86
                                      2011       1.00        0.75 - 2.00      (11.71) - (4.89)
                                      2010       0.88        0.75 - 1.95           9.66 - 0.98

  Oppenheimer VA Main Street          2014       0.63        0.95 - 1.50          9.99 - 10.60
     Small Cap Sub-Account            2013       0.70        0.95 - 1.50         38.53 - 39.29
                                      2012       0.33        0.95 - 1.50         15.91 - 16.55
                                      2011       0.37        0.95 - 1.50       (3.83) - (3.30)
                                      2010       0.34        0.95 - 1.50         21.23 - 21.90

  PIMCO VIT High Yield                2014       5.29        1.30 - 1.50           1.80 - 2.01
     Sub-Account                      2013       5.44        1.30 - 1.50           4.16 - 4.37
                                      2012       5.78        1.30 - 1.50         12.59 - 12.81
                                      2011       6.99        1.30 - 1.50           1.80 - 2.01
                                      2010       7.26        1.30 - 1.50         12.76 - 12.99

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                       ------------------------------------------  -------------------------------------------------
                                                      UNIT VALUE                   INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                       LOWEST TO          NET         INCOME          LOWEST TO         LOWEST TO
                                           UNITS      HIGHEST ($)     ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -----------  ---------------  ------------  -------------  ----------------  ----------------
  PIMCO VIT Low Duration         2014        4,667    15.04 - 15.24        70,817      1.10         1.40 - 1.50      (0.65) - (0.55)
     Sub-Account                 2013        7,603    15.14 - 15.33       116,235      1.48         1.40 - 1.50      (1.62) - (1.52)
                                 2012       13,193    15.39 - 15.57       205,018      1.91         1.40 - 1.50          4.27 - 4.37
                                 2011       12,537    14.76 - 14.91       186,665      1.68         1.40 - 1.50      (0.39) - (0.29)
                                 2010       12,187    14.82 - 14.96       181,997      1.62         1.40 - 1.50          3.72 - 3.82

  Pioneer VCT Mid Cap Value      2014       50,993    44.97 - 51.68     2,392,128      0.65         0.95 - 1.65        12.92 - 13.71
     Sub-Account                 2013       53,861    39.83 - 45.45     2,228,875      0.75         0.95 - 1.65        30.58 - 31.50
                                 2012       55,049    30.50 - 34.56     1,739,642      0.88         0.95 - 1.65          9.00 - 9.77
                                 2011       52,079    27.98 - 31.48     1,505,702      0.65         0.95 - 1.65      (7.38) - (6.73)
                                 2010       46,503    30.21 - 33.76     1,442,414      0.86         0.95 - 1.65        15.97 - 16.78

  Pioneer VCT Real Estate        2014          399            28.35        11,317      2.34                1.65                28.42
     Shares Sub-Account          2013          401            22.08         8,850      2.14                1.65               (0.12)
                                 2012          403            22.10         8,902      2.16                1.65                14.18
                                 2011          404            19.36         7,821      2.25                1.65                 7.96
                                 2010          406            17.93         7,267      2.45                1.65                26.44

  Putnam VT Equity Income        2014        1,982    26.76 - 28.84        53,627      2.11         0.75 - 1.40        11.09 - 11.82
     Sub-Account                 2013        2,885    24.09 - 25.79        70,888      1.95         0.75 - 1.40        30.58 - 31.43
                                 2012        3,141    18.45 - 19.63        58,909      2.00         0.75 - 1.40        17.64 - 18.41
                                 2011        1,060    16.29 - 16.57        17,348      1.77         0.75 - 0.95          0.96 - 1.16
                                 2010        1,060    16.13 - 16.38        17,173      1.49         0.75 - 0.95        11.54 - 11.77

  Putnam VT Multi-Cap Growth     2014       28,619            10.80       309,120      0.52                1.40                12.22
     Sub-Account                 2013       27,777             9.62       267,354      0.73                1.40                34.85
     (Commenced 9/27/2010)       2012       26,156             7.14       186,699      0.50                1.40                15.45
                                 2011       24,593             6.18       152,050      0.39                1.40               (6.19)
                                 2010       24,393             6.59       160,771        --                1.40                13.35

  Russell Aggressive Equity      2014          206            19.26         3,975      0.25                1.40                 0.15
     Sub-Account                 2013          206            19.24         3,969      0.44                1.40                38.06
                                 2012          206            13.93         2,875      0.97                1.40                14.22
                                 2011          285            12.20         3,478      0.49                1.40               (5.53)
                                 2010          381            12.91         4,925      0.48                1.40                23.15

  Russell Core Bond              2014        1,250            18.94        23,669      1.55                1.40                 3.99
     Sub-Account                 2013        1,250            18.21        22,762      1.43                1.40               (2.82)
                                 2012        1,250            18.74        23,423      2.07                1.40                 6.86
                                 2011        1,788            17.53        31,352      2.97                1.40                 3.23
                                 2010        3,020            16.99        51,304      3.89                1.40                 8.50

  Russell Global Real Estate     2014          215            36.30         7,807      3.29                1.40                13.15
     Securities Sub-Account      2013          215            32.08         6,900      3.99                1.40                 2.21
                                 2012          215            31.38         6,751      4.83                1.40                25.77
                                 2011          258            24.95         6,427      2.29                1.40               (8.34)
                                 2010          310            27.22         8,424      2.20                1.40                21.21

  Russell Multi-Style Equity     2014        2,931            14.17        41,531      1.16                1.40                10.15
     Sub-Account                 2013        2,931            12.86        37,705      1.21                1.40                31.07
                                 2012        2,931             9.81        28,767      1.08                1.40                14.07
                                 2011        3,876             8.60        33,347      0.99                1.40               (2.91)
                                 2010        3,947             8.86        34,973      0.97                1.40                14.84

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                       ------------------------------------------  -------------------------------------------------
                                                      UNIT VALUE                   INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                       LOWEST TO          NET         INCOME          LOWEST TO         LOWEST TO
                                           UNITS      HIGHEST ($)     ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -----------  ---------------  ------------  -------------  ----------------  ----------------
  Russell Non-U.S. Sub-Account   2014          959            12.26        11,761      1.95                1.40               (5.78)
                                 2013          959            13.02        12,482      2.00                1.40                20.22
                                 2012          959            10.83        10,383      1.90                1.40                18.14
                                 2011        1,335             9.17        12,236      1.55                1.40              (14.09)
                                 2010        1,796            10.67        19,148      1.14                1.40                 9.88

  TAP 1919 Variable Socially     2014          342    39.18 - 40.53        13,703      0.66         1.50 - 1.65          7.52 - 7.68
     Responsive Balanced         2013          770    36.44 - 37.64        28,829      1.79         1.50 - 1.65        16.76 - 16.94
     Sub-Account                 2012          344    31.21 - 32.19        10,959      1.50         1.50 - 1.65          8.89 - 9.06
                                 2011          345    28.66 - 29.51        10,091      1.14         1.50 - 1.65      (1.65) - (1.51)
                                 2010          347    29.14 - 29.97        10,289      1.37         1.50 - 1.65        10.32 - 10.48

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund, portfolio, or series net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund, portfolio, or series in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying fund, portfolio, or series of the Trusts which may have unique investment income ratios.

2 These amounts represent the annualized contract expenses of the applicable
  Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio, or series have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio, or series and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

First MetLife Investors Insurance Company

Financial Statements

As of December 31, 2014 and 2013 and for the Years Ended December 31, 2014, 2013 and 2012 and Independent Auditors' Report

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of First MetLife Investors Insurance Company:

We have audited the accompanying financial statements of First MetLife Investors Insurance Company (a wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the balance sheets as of December 31, 2014 and 2013, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2014, and the related notes to the financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First MetLife Investors Insurance Company as of December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014, in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 1 to the financial statements, since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 14, 2015

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                Balance Sheets
                          December 31, 2014 and 2013

                (In thousands, except share and per share data)

                                                                              2014          2013
                                                                          ------------- -------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value
   (amortized cost: $1,067,081 and $680,136, respectively)............... $   1,131,162 $     696,504
 Mortgage loans (net of valuation allowances of $512 and $483,
   respectively).........................................................       120,019       115,652
 Short-term investments, at estimated fair value.........................        12,096        20,095
 Other invested assets, at estimated fair value..........................           912            --
                                                                          ------------- -------------
   Total investments.....................................................     1,264,189       832,251
Cash and cash equivalents................................................         7,028         1,379
Accrued investment income................................................         8,265         6,597
Premiums, reinsurance and other receivables..............................     1,473,762     1,290,944
Deferred policy acquisition costs and value of business acquired.........       204,372       255,034
Current income tax recoverable...........................................            --        21,415
Other assets.............................................................        67,714        83,534
Separate account assets..................................................     5,232,156     5,326,276
                                                                          ------------- -------------
   Total assets.......................................................... $   8,257,486 $   7,817,430
                                                                          ============= =============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits................................................... $     471,769 $     395,206
Policyholder account balances............................................     1,269,482     1,288,594
Other policy-related balances............................................        16,312        17,954
Current income tax payable...............................................        76,499            --
Deferred income tax liability............................................       138,684       142,125
Other liabilities........................................................       434,172       145,348
Separate account liabilities.............................................     5,232,156     5,326,276
                                                                          ------------- -------------
   Total liabilities.....................................................     7,639,074     7,315,503
                                                                          ------------- -------------
Contingencies, Commitments and Guarantees (Note 11)
Stockholder's Equity
Common stock, par value $10 per share; 200,000 shares authorized, issued
  and outstanding........................................................         2,000         2,000
Additional paid-in capital...............................................       340,931       340,919
Retained earnings........................................................       235,890       149,441
Accumulated other comprehensive income (loss)............................        39,591         9,567
                                                                          ------------- -------------
   Total stockholder's equity............................................       618,412       501,927
                                                                          ------------- -------------
   Total liabilities and stockholder's equity............................ $   8,257,486 $   7,817,430
                                                                          ============= =============

              See accompanying notes to the financial statements.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Operations
             For the Years Ended December 31, 2014, 2013 and 2012

                                (In thousands)

                                                           2014       2013       2012
                                                        ---------- ---------- ----------
Revenues
Premiums............................................... $   81,482 $   61,706 $   64,490
Universal life and investment-type product policy fees.    104,544     96,893     85,680
Net investment income..................................     41,053     37,881     36,394
Other revenues.........................................     47,305     61,322     63,210
Net investment gains (losses)..........................        552      (364)      1,751
Net derivative gains (losses)..........................    127,162  (165,066)    125,357
                                                        ---------- ---------- ----------
 Total revenues........................................    402,098     92,372    376,882
                                                        ---------- ---------- ----------
Expenses
Policyholder benefits and claims.......................     76,905     61,131     83,023
Interest credited to policyholder account balances.....     54,136     57,439     58,602
Other expenses.........................................    148,338     55,995    125,946
                                                        ---------- ---------- ----------
 Total expenses........................................    279,379    174,565    267,571
                                                        ---------- ---------- ----------
Income (loss) before provision for income tax..........    122,719   (82,193)    109,311
Provision for income tax expense (benefit).............     36,270   (33,286)     34,691
                                                        ---------- ---------- ----------
Net income (loss)...................................... $   86,449 $ (48,907) $   74,620
                                                        ========== ========== ==========

              See accompanying notes to the financial statements.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2014, 2013 and 2012

                                (In thousands)

                                                                  2014        2013       2012
                                                               ----------- ---------- ----------
Net income (loss)............................................. $    86,449 $ (48,907) $   74,620
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets.      44,913   (41,574)      9,833
 Unrealized gains (losses) on derivatives.....................       1,278      (796)       (53)
                                                               ----------- ---------- ----------
Other comprehensive income (loss), before income tax..........      46,191   (42,370)      9,780
Income tax (expense) benefit related to items of other
  comprehensive income (loss).................................    (16,167)     14,829    (3,423)
                                                               ----------- ---------- ----------
Other comprehensive income (loss), net of income tax..........      30,024   (27,541)      6,357
                                                               ----------- ---------- ----------
Comprehensive income (loss)................................... $   116,473 $ (76,448) $   80,977
                                                               =========== ========== ==========

              See accompanying notes to the financial statements.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      Statements of Stockholder's Equity
             For the Years Ended December 31, 2014, 2013 and 2012

                                (In thousands)

                                                                 Accumulated
                                        Additional                  Other         Total
                               Common    Paid-in     Retained   Comprehensive Stockholder's
                               Stock     Capital     Earnings   Income (Loss)    Equity
                              --------- ----------- ----------- ------------- -------------
Balance at December 31, 2011. $   2,000 $   339,819 $   123,728  $   30,751    $   496,298
Net income (loss)............                            74,620                     74,620
Other comprehensive income
  (loss), net of income tax..                                         6,357          6,357
                              --------- ----------- -----------  ----------    -----------
Balance at December 31, 2012.     2,000     339,819     198,348      37,108        577,275
Capital contribution.........                 1,100                                  1,100
Net income (loss)............                          (48,907)                   (48,907)
Other comprehensive income
  (loss), net of income tax..                                      (27,541)       (27,541)
                              --------- ----------- -----------  ----------    -----------
Balance at December 31, 2013.     2,000     340,919     149,441       9,567        501,927
Capital contribution.........                    12                                     12
Net income (loss)............                            86,449                     86,449
Other comprehensive income
  (loss), net of income tax..                                        30,024         30,024
                              --------- ----------- -----------  ----------    -----------
Balance at December 31, 2014. $   2,000 $   340,931 $   235,890  $   39,591    $   618,412
                              ========= =========== ===========  ==========    ===========

              See accompanying notes to the financial statements.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Cash Flows
             For the Years Ended December 31, 2014, 2013 and 2012

                                (In thousands)

                                                                                    2014          2013          2012
                                                                                 ----------    ----------    ----------
Cash flows from operating activities
Net income (loss)............................................................... $   86,449    $ (48,907)    $   74,620
Adjustments to reconcile net income (loss) to net cash provided by (used in)
 operating activities:
 Depreciation and amortization expenses.........................................      1,571         2,150         2,056
 Amortization of premiums and accretion of discounts associated with
   investments, net.............................................................      (852)         (429)           137
 (Gains) losses on investments, net.............................................      (552)           364       (1,751)
 (Gains) losses on derivatives, net.............................................  (130,598)       156,962     (134,199)
 Interest credited to policyholder account balances.............................     54,136        57,439        58,602
 Universal life and investment-type product policy fees.........................  (104,544)      (96,893)      (85,680)
 Change in accrued investment income............................................    (1,664)           198         (446)
 Change in premiums, reinsurance and other receivables..........................   (29,111)        40,335        10,035
 Change in deferred policy acquisition costs and value of business acquired, net     48,461      (96,808)         6,907
 Change in income tax...........................................................     78,307      (27,584)        52,967
 Change in other assets.........................................................    117,079       101,849        88,381
 Change in future policy benefits and policy-related balances...................     75,237        62,593        92,713
 Change in other liabilities....................................................    291,365         1,309         4,511
                                                                                 ----------    ----------    ----------
Net cash provided by (used in) operating activities.............................    485,284       152,578       168,853
                                                                                 ----------    ----------    ----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities......................................................    340,571        90,014        97,737
 Mortgage loans.................................................................      5,371         9,428         2,006
Purchases of:
 Fixed maturity securities......................................................  (726,115)     (124,120)     (151,176)
 Mortgage loans.................................................................   (10,050)      (15,449)      (11,631)
Cash received in connection with freestanding derivatives.......................         --            --           172
Cash paid in connection with freestanding derivatives...........................        (4)       (9,317)            --
Net change in short-term investments............................................      8,018         6,326         4,628
Net change in other invested assets.............................................       (12)            --            --
                                                                                 ----------    ----------    ----------
Net cash provided by (used in) investing activities.............................  (382,221)      (43,118)      (58,264)
                                                                                 ----------    ----------    ----------
Cash flows from financing activities
Policyholder account balances:
 Deposits.......................................................................     38,453        69,363       150,614
 Withdrawals....................................................................  (135,867)     (182,961)     (268,702)
                                                                                 ----------    ----------    ----------
Net cash provided by (used in) financing activities.............................   (97,414)     (113,598)     (118,088)
                                                                                 ----------    ----------    ----------
Change in cash and cash equivalents.............................................      5,649       (4,138)       (7,499)
Cash and cash equivalents, beginning of year....................................      1,379         5,517        13,016
                                                                                 ----------    ----------    ----------
Cash and cash equivalents, end of year.......................................... $    7,028    $    1,379    $    5,517
                                                                                 ==========    ==========    ==========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Income tax..................................................................... $ (40,683)    $  (6,105)    $ (18,311)
                                                                                 ==========    ==========    ==========
Non-cash transactions:
 Capital contribution from MetLife, Inc......................................... $       12    $    1,100    $       --
                                                                                 ==========    ==========    ==========

              See accompanying notes to the financial statements.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Notes to the Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  First MetLife Investors Insurance Company (the "Company"), a New York domiciled life insurance company, is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company markets and administers traditional life, universal life, variable annuity and fixed annuity products to individuals. The Company is licensed to transact business in the state of New York.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reclassifications

   Amounts in the prior years' financial statements have been reclassified to conform with the 2014 presentation. Such reclassifications include $157.0 million and ($134.2) million from (gains) losses on investments, net to (gains) losses on derivatives, net, all within cash flows from operating activities in the statements of cash flows for the years ended December 31, 2013 and 2012, respectively.

   Additionally, certain amounts in the prior years' footnotes have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Financial Statements.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             2
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   3
-----------------------------------------------------------------------------------------
Reinsurance                                                                           4
-----------------------------------------------------------------------------------------
Investments                                                                           5
-----------------------------------------------------------------------------------------
Derivatives                                                                           6
-----------------------------------------------------------------------------------------
Fair Value                                                                            7
-----------------------------------------------------------------------------------------
Income Tax                                                                            10
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              11
-----------------------------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues directly certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities and premiums received in advance.

    The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to deferred policy acquisition costs ("DAC") as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company accounts for the prepayment of premiums on its individual life contracts as premiums received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts (term insurance)
 -----------------------------------------------------------------------------
 .  Fixed and variable deferred         Actual and expected future gross
    annuity contracts                   profits.
 -----------------------------------------------------------------------------

   See Note 3 for additional information on DAC and VOBA amortization.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums; and ceded premiums, reinsurance and other receivables are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity Securities

    The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 5 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to both portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 5.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Other Invested Assets

    Other invested assets consist of freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

.. Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

..  the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
..  the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and .. a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Income Tax

   The Company joins with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife the federal income tax which it would have paid based upon that year's taxable income. If the Company has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;
  .  the jurisdiction in which the deferred tax asset was generated;

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  . the length of time that carryforwards can be utilized in the various taxing jurisdictions;
  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Computer Software

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  $11.9 million and $10.7 million at December 31, 2014 and 2013, respectively. Accumulated amortization of capitalized software was $3.7 million and $3.6 million at December 31, 2014 and 2013, respectively. Related amortization expense was $212 thousand, $899 thousand and $935 thousand for the years ended December 31, 2014, 2013 and 2012, respectively.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements. Such fees are recognized in the period in which services are performed.

  Employee Benefit Plans

    Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

  Foreign Currency

    Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

  Goodwill

    In 2012, the Company performed its annual goodwill impairment test and a comparison of the fair value of the reporting unit to its carrying value indicated a potential for goodwill impairment. A further comparison of the implied fair value of the reporting unit's goodwill with its carrying amount indicated that the entire amount of goodwill associated with the Company was impaired. Consequently, the Company recorded a $177 thousand goodwill impairment charge reflected in other expenses for the year ended December 31, 2012. As of December 31, 2012, the Company's goodwill balance was zero.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the financial statements upon adoption.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 8.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 6.

  On January 1, 2012, the Company adopted guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 7.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Future Adoption of New Accounting Pronouncements

  In February 2015, the FASB issued new guidance to improve consolidation guidance for legal entities (Accounting Standards Update ("ASU") 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in the ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The Company is currently evaluating the impact of this guidance on its financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective retrospectively for fiscal years beginning after December 15, 2016 and interim periods within those years. Early adoption of this standard is not permitted. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its financial statements.

2. Insurance

Insurance Liabilities

  Future policy benefits are measured as follows:

   -------------------------------------------------------------------------
   Product Type:                      Measurement Assumptions:
   -------------------------------------------------------------------------
   Nonparticipating life              Aggregate of the present value of
                                      expected future benefit payments and
                                      related expenses less the present
                                      value of expected future net
                                      premiums. Assumptions as to mortality
                                      and persistency are based upon the
                                      Company's experience when the basis
                                      of the liability is established.
                                      Interest rate assumptions for the
                                      aggregate future policy benefit
                                      liabilities range from 3% to 5%.
   -------------------------------------------------------------------------
   Traditional fixed annuities after  Present value of expected future
   annuitization                      payments. Interest rate assumptions
                                      used in establishing such liabilities
                                      range from 3% to 6%.
   -------------------------------------------------------------------------

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 7%, less expenses, mortality charges and withdrawals.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 6. Guarantees accounted for as insurance liabilities include:

-------------------------------------------------------------------------------------------------------
Guarantee:                                                  Measurement Assumptions:
-------------------------------------------------------------------------------------------------------

  GMDBs     .  A return of purchase payment upon death    .  Present value of expected death benefits
               even if the account value is reduced to       in excess of the projected account
               zero.                                         balance recognizing the excess ratably
            .  An enhanced death benefit may be              over the accumulation period based on the
               available for an additional fee.              present value of total expected
                                                             assessments.
                                                          .  Assumptions are consistent with those
                                                             used for amortizing DAC, and are thus
                                                             subject to the same variability and risk.
                                                          .  Investment performance and volatility
                                                             assumptions are consistent with the
                                                             historical experience of the appropriate
                                                             underlying equity index, such as the
                                                             Standard & Poor's Ratings Services
                                                             ("S&P") 500 Index.
                                                          .  Benefit assumptions are based on the
                                                             average benefits payable over a range of
                                                             scenarios.
-------------------------------------------------------------------------------------------------------

  GMIBs     .  After a specified period of time           .  Present value of expected income benefits
               determined at the time of issuance of the     in excess of the projected account
               variable annuity contract, a minimum          balance at any future date of
               accumulation of purchase payments, even       annuitization and recognizing the excess
               if the account value is reduced to zero,      ratably over the accumulation period
               that can be annuitized to receive a           based on present value of total expected
               monthly income stream that is not less        assessments.
               than a specified amount.                   .  Assumptions are consistent with those
            .  Certain contracts also provide for a          used for estimating GMDB liabilities.
               guaranteed lump sum return of purchase     .  Calculation incorporates an assumption
               premium in lieu of the annuitization          for the percentage of the potential
               benefit.                                      annuitizations that may be elected by the
                                                             contractholder.
-------------------------------------------------------------------------------------------------------

  GMWBs     .  A return of purchase payment via partial   .  Expected value of the life contingent
               withdrawals, even if the account value is     payments and expected assessments using
               reduced to zero, provided that cumulative     assumptions consistent with those used
               withdrawals in a contract year do not         for estimating the GMDB liabilities.
               exceed a certain limit.
            .  Certain contracts include guaranteed
               withdrawals that are life contingent.
-------------------------------------------------------------------------------------------------------

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity contracts was as follows:

                                        Annuity Contracts
                                       --------------------
                                         GMDBs     GMIBs       Total
                                       --------- ---------- -----------
                                                (In thousands)
         Direct
         Balance at January 1, 2012... $   3,679 $   36,762 $    40,441
         Incurred guaranteed benefits.        25     34,202      34,227
         Paid guaranteed benefits.....     (651)         --       (651)
                                       --------- ---------- -----------
         Balance at December 31, 2012.     3,053     70,964      74,017
         Incurred guaranteed benefits.     1,841      6,547       8,388
         Paid guaranteed benefits.....     (119)         --       (119)
                                       --------- ---------- -----------
         Balance at December 31, 2013.     4,775     77,511      82,286
         Incurred guaranteed benefits.     2,397     19,215      21,612
         Paid guaranteed benefits.....      (20)         --        (20)
                                       --------- ---------- -----------
         Balance at December 31, 2014. $   7,152 $   96,726 $   103,878
                                       ========= ========== ===========
         Ceded
         Balance at January 1, 2012... $   3,679 $   12,538 $    16,217
         Incurred guaranteed benefits.        25     11,695      11,720
         Paid guaranteed benefits.....     (651)         --       (651)
                                       --------- ---------- -----------
         Balance at December 31, 2012.     3,053     24,233      27,286
         Incurred guaranteed benefits.     1,841      2,293       4,134
         Paid guaranteed benefits.....     (119)         --       (119)
                                       --------- ---------- -----------
         Balance at December 31, 2013.     4,775     26,526      31,301
         Incurred guaranteed benefits.     2,397      5,961       8,358
         Paid guaranteed benefits.....      (20)         --        (20)
                                       --------- ---------- -----------
         Balance at December 31, 2014. $   7,152 $   32,487 $    39,639
                                       ========= ========== ===========
         Net
         Balance at January 1, 2012... $      -- $   24,224 $    24,224
         Incurred guaranteed benefits.        --     22,507      22,507
         Paid guaranteed benefits.....        --         --          --
                                       --------- ---------- -----------
         Balance at December 31, 2012.        --     46,731      46,731
         Incurred guaranteed benefits.        --      4,254       4,254
         Paid guaranteed benefits.....        --         --          --
                                       --------- ---------- -----------
         Balance at December 31, 2013.        --     50,985      50,985
         Incurred guaranteed benefits.        --     13,254      13,254
         Paid guaranteed benefits.....        --         --          --
                                       --------- ---------- -----------
         Balance at December 31, 2014. $      -- $   64,239 $    64,239
                                       ========= ========== ===========

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                   ---------------------------
                                       2014          2013
                                   ------------- -------------
                                         (In thousands)
                  Fund Groupings:
                  Balanced........ $   3,265,097 $   2,644,311
                  Equity..........     1,565,043     2,290,555
                  Bond............       344,074       316,177
                  Money Market....        54,941        71,233
                                   ------------- -------------
                   Total.......... $   5,229,155 $   5,322,276
                                   ============= =============

  Based on the type of guarantee, the Company defines net amount at risk as listed below.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts was as follows at:

                                                                  December 31,
                                         ---------------------------------------------------------------
                                                      2014                            2013
                                         ------------------------------- -------------------------------
                                             In the                          In the
                                         Event of Death At Annuitization Event of Death At Annuitization
                                         -------------- ---------------- -------------- ----------------
                                                                 (In thousands)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $  5,236,031    $  4,411,996    $  5,334,678    $  4,451,868
Separate account value..................  $  5,227,501    $  4,409,392    $  5,322,063    $  4,445,720
Net amount at risk......................  $     15,690    $     88,899    $     12,347    $     41,959
Average attained age of contractholders.      65 years        64 years        64 years        63 years

--------

(1)The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Separate Accounts

  Separate account assets and liabilities consist of pass-through separate accounts totaling $5,232.2 million and $5,326.3 million at December 31, 2014 and 2013, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2014, 2013 and 2012, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                                      Years Ended December 31,
                                                                  --------------------------------
                                                                     2014       2013       2012
                                                                  ---------- ---------- ----------
                                                                           (In thousands)
DAC
Balance at January 1,............................................ $  254,958 $  157,119 $  163,172
Capitalizations..................................................     14,009     34,242     52,075
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).   (20,279)     47,833   (39,042)
 Other expenses..................................................   (48,467)   (23,949)   (19,886)
                                                                  ---------- ---------- ----------
   Total amortization............................................   (68,746)     23,884   (58,928)
                                                                  ---------- ---------- ----------
Unrealized investment gains (losses).............................    (2,200)      1,000        800
Other (1)........................................................      6,300     38,713         --
                                                                  ---------- ---------- ----------
Balance at December 31,..........................................    204,321    254,958    157,119
                                                                  ---------- ---------- ----------
VOBA
Balance at January 1,............................................         76        107        160
   Total amortization related to other expenses..................       (25)       (31)       (53)
                                                                  ---------- ---------- ----------
Balance at December 31,..........................................         51         76        107
                                                                  ---------- ---------- ----------
Total DAC and VOBA
Balance at December 31,.......................................... $  204,372 $  255,034 $  157,226
                                                                  ========== ========== ==========

--------

(1)The year ended December 31, 2013 includes $38.7 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding other intangibles was as follows:

                                              Years Ended December 31,
                                            -----------------------------
                                              2014      2013      2012
                                            --------- --------- ---------
                                                   (In thousands)
      DSI
      Balance at January 1,................ $  50,425 $  52,048 $  54,075
      Capitalization.......................       542       969     1,985
      Amortization.........................   (9,191)   (2,592)   (4,012)
      Unrealized investment gains (losses).     (600)        --        --
                                            --------- --------- ---------
      Balance at December 31,.............. $  41,176 $  50,425 $  52,048
                                            ========= ========= =========
      VODA
      Balance at January 1,................ $  13,975 $  15,226 $  16,347
      Amortization.........................   (1,359)   (1,251)   (1,121)
                                            --------- --------- ---------
      Balance at December 31,.............. $  12,616 $  13,975 $  15,226
                                            ========= ========= =========
      Accumulated amortization............. $   6,898 $   5,539 $   4,288
                                            ========= ========= =========

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                          VOBA        VODA
                                       ----------- ----------
                                           (In thousands)
                  2015................ $        29 $    1,394
                  2016................ $         9 $    1,360
                  2017................ $         8 $    1,283
                  2018................ $         3 $    1,184
                  2019................ $         2 $    1,073

4. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently retains up to $100,000 per life

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)

and reinsures 100% of amounts in excess of the amount the Company retains. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures potions of certain level premium term policies to an affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  The Company currently reinsures 100% of the living and death benefit guarantees issued in connection with certain variable annuities to an affiliate. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliate. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the affiliate. The Company also reinsures 100% of certain variable annuity risks to an affiliate.

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2014 and 2013, were not significant.

  The Company has secured certain reinsurance recoverable balances with irrevocable letters of credit. The Company had $12.8 million and $11.0 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  At December 31, 2014, the Company had $12.8 million of net unaffiliated ceded reinsurance recoverables. Of this total, $11.5 million, or 90%, were with the Company's five largest unaffiliated ceded reinsurers, all of which were unsecured. At December 31, 2013, the Company had $11.1 million of net unaffiliated ceded reinsurance recoverables. Of this total, $9.4 million, or 85%, were with the Company's five largest unaffiliated ceded reinsurers, all of which were unsecured.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)


  The amounts in the statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                    Years Ended December 31,
                                                                --------------------------------
                                                                   2014       2013       2012
                                                                ---------- ---------- ----------
                                                                         (In thousands)
Premiums
 Direct premiums............................................... $  133,129 $  115,441 $  110,110
 Reinsurance ceded.............................................   (51,647)   (53,735)   (45,620)
                                                                ---------- ---------- ----------
   Net premiums................................................ $   81,482 $   61,706 $   64,490
                                                                ========== ========== ==========
Universal life and investment-type product policy fees
 Direct universal life and investment-type product policy fees. $  119,690 $  112,985 $  100,489
 Reinsurance ceded.............................................   (15,146)   (16,092)   (14,809)
                                                                ---------- ---------- ----------
   Net universal life and investment-type product policy fees.. $  104,544 $   96,893 $   85,680
                                                                ========== ========== ==========
Other revenues
 Direct other revenues......................................... $   11,422 $   10,589 $    9,549
 Reinsurance ceded.............................................     35,883     50,733     53,661
                                                                ---------- ---------- ----------
   Net other revenues.......................................... $   47,305 $   61,322 $   63,210
                                                                ========== ========== ==========
Policyholder benefits and claims
 Direct policyholder benefits and claims....................... $  129,663 $  107,930 $  149,281
 Reinsurance ceded.............................................   (52,758)   (46,799)   (66,258)
                                                                ---------- ---------- ----------
   Net policyholder benefits and claims........................ $   76,905 $   61,131 $   83,023
                                                                ========== ========== ==========
Other expenses
 Direct other expenses......................................... $  147,200 $   52,563 $  121,517
 Reinsurance ceded.............................................      1,138      3,432      4,429
                                                                ---------- ---------- ----------
   Net other expenses.......................................... $  148,338 $   55,995 $  125,946
                                                                ========== ========== ==========

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)


  The amounts in the balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                        December 31,
                                       ------------------------------------------------------------------------------
                                                        2014                                   2013
                                       -------------------------------------- ---------------------------------------
                                                                Total Balance                           Total Balance
                                         Direct       Ceded         Sheet       Direct        Ceded         Sheet
                                       ---------- ------------  ------------- ----------  ------------  -------------
                                                                       (In thousands)
Assets
Premiums, reinsurance and other
 receivables.......................... $    8,002 $  1,465,760  $  1,473,762  $  (25,680) $  1,316,624  $  1,290,944
Deferred policy acquisition costs and
 value of business acquired...........    227,767      (23,395)      204,372     278,599       (23,565)      255,034
                                       ---------- ------------  ------------  ----------  ------------  ------------
  Total assets........................ $  235,769 $  1,442,365  $  1,678,134  $  252,919  $  1,293,059  $  1,545,978
                                       ========== ============  ============  ==========  ============  ============
Liabilities
Other policy-related balances......... $   14,816 $      1,496  $     16,312  $   14,815  $      3,139  $     17,954
Other liabilities.....................     11,177      422,995       434,172      16,458       128,890       145,348
                                       ---------- ------------  ------------  ----------  ------------  ------------
  Total liabilities................... $   25,993 $    424,491  $    450,484  $   31,273  $    132,029  $    163,302
                                       ========== ============  ============  ==========  ============  ============

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. Deposit assets and deposit liabilities, if any, are the result of affiliated reinsurance transactions. See "--Related Party Reinsurance Transactions."

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Insurance Company USA and MetLife Reinsurance Company of Vermont, all of which are related parties.

  Information regarding the significant effects of affiliated reinsurance included in the statements of operations was as follows:

                                                            Years Ended December 31,
                                                        -------------------------------
                                                           2014       2013       2012
                                                        ---------  ---------  ---------
                                                                 (In thousands)
Premiums
Reinsurance ceded...................................... $ (39,455) $ (43,319) $ (36,766)
Universal life and investment-type product policy fees
Reinsurance ceded...................................... $ (15,008) $ (15,973) $ (14,708)
Other revenues
Reinsurance ceded...................................... $  35,881  $  50,740  $  53,660
Policyholder benefits and claims
Reinsurance ceded...................................... $ (48,882) $ (38,671) $ (60,181)
Other expenses
Reinsurance ceded...................................... $   1,189  $   3,462  $   4,464

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)


  Information regarding the significant effects of ceded affiliated reinsurance included in the balance sheets was as follows at:

                                                                         December 31,
                                                                  --------------------------
                                                                      2014          2013
                                                                  ------------  ------------
                                                                        (In thousands)
Assets
Premiums, reinsurance and other receivables...................... $  1,451,543  $  1,304,427
Deferred policy acquisition costs and value of business acquired.      (23,326)      (23,490)
                                                                  ------------  ------------
 Total assets.................................................... $  1,428,217  $  1,280,937
                                                                  ============  ============
Liabilities
Other policy-related balances.................................... $      1,496  $      3,139
Other liabilities................................................      421,622       127,765
                                                                  ------------  ------------
 Total liabilities............................................... $    423,118  $    130,904
                                                                  ============  ============

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $170.4 million and $84.6 million at December 31, 2014 and 2013, respectively. Net derivative gains (losses) associated with the embedded derivatives were $88.4 million, ($264.2) million and $71.7 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  In November 2014, the Company partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to an affiliated reinsurer. As a result of this recapture, the significant effects to the Company at December 31, 2014, were increases in cash and cash equivalents of $61.3 million and a decrease to premiums, reinsurance and other receivables of $57.3 million. Also, there was an increase in other revenues of $4.0 million for the year ended December 31, 2014.

  Effective November 1, 2014, the Company entered into an agreement to cede 100% of certain variable annuities including guaranteed minimum benefit guarantees on a modified coinsurance basis to MLIC. As a result of this reinsurance agreement, the significant effects to the Company were increases in cash and cash equivalents of $211.5 million, in premiums, reinsurance and other receivables of $41.8 million, in other liabilities of $282.3 million at December 31, 2014. Also, there were decreases to policyholder benefits of $6.7 million and to other expenses of $4.5 million for the year ended December 31, 2014. Additionally, this agreement contains embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession are included within premiums, reinsurance and other receivables and were assets of $67.8 million at December 31, 2014. Net derivative gains (losses) associated with the embedded derivatives were $38.1 million for the year ended December 31, 2014.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1,196.4 million and $1,103.1 million of unsecured affiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)


  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1,035.4 million and $1,067.2 million at December 31, 2014 and 2013, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2014 and 2013.

5. Investments

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Fixed Maturity AFS

 Fixed Maturity AFS by Sector

   The following table presents the fixed maturity securities AFS by sector. Included within fixed maturity securities are structured securities including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS.

                                           December 31, 2014                               December 31, 2013
                           ------------------------------------------------- ----------------------------------------------
                                           Gross Unrealized                                 Gross Unrealized
                                      --------------------------  Estimated            -------------------------- Estimated
                           Amortized           Temporary  OTTI      Fair     Amortized          Temporary  OTTI     Fair
                             Cost      Gains    Losses   Losses     Value      Cost     Gains    Losses   Losses    Value
                           ---------- -------- --------- ------- ----------- --------- -------- --------- ------- ---------
                                                                    (In thousands)
Fixed maturity securities
U.S. corporate............ $  506,010 $ 28,337  $ 1,292  $    -- $   533,055 $ 292,751 $ 22,721 $  4,411  $    -- $ 311,061
RMBS......................    163,419    4,476      214       --     167,681    44,089    1,525      421       --    45,193
Foreign corporate.........    125,579    4,586    1,756       --     128,409   115,054    6,276    2,298       --   119,032
U.S. Treasury and agency..    104,153   20,343       --       --     124,496   120,922      580    9,349       --   112,153
CMBS......................    111,230    3,360      110       --     114,480    62,833      965    1,308       --    62,490
State and political
 subdivision..............     38,362    5,891      305       --      43,948    32,533    2,475    1,243       --    33,765
ABS.......................     13,947      394       14       --      14,327     4,568      532       --       --     5,100
Foreign government........      4,381      439       54       --       4,766     7,386      503      179       --     7,710
                           ---------- --------  -------  ------- ----------- --------- -------- --------  ------- ---------
  Total fixed maturity
   securities............. $1,067,081 $ 67,826  $ 3,745  $    -- $ 1,131,162 $ 680,136 $ 35,577 $ 19,209  $    -- $ 696,504
                           ========== ========  =======  ======= =========== ========= ======== ========  ======= =========

   The Company held non-income producing fixed maturity securities with an estimated fair value of $74 thousand and $198 thousand with unrealized gains (losses) of $74 thousand and $198 thousand at December 31, 2014 and 2013, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                               December 31,
                                            ---------------------------------------------------
                                                      2014                      2013
                                            ------------------------- -------------------------
                                                          Estimated                 Estimated
                                             Amortized      Fair       Amortized      Fair
                                               Cost         Value        Cost         Value
                                            ------------ ------------ ------------ ------------
                                                              (In thousands)
Due in one year or less.................... $     23,585 $     24,126 $     21,359 $     21,926
Due after one year through five years......      172,778      189,357      122,000      134,271
Due after five years through ten years.....      278,529      286,851      220,295      232,559
Due after ten years........................      303,593      334,340      204,992      194,965
                                            ------------ ------------ ------------ ------------
   Subtotal................................      778,485      834,674      568,646      583,721
Structured securities (RMBS, CMBS and ABS).      288,596      296,488      111,490      112,783
                                            ------------ ------------ ------------ ------------
       Total fixed maturity securities..... $  1,067,081 $  1,131,162 $    680,136 $    696,504
                                            ============ ============ ============ ============

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2014                          December 31, 2013
                                  ------------------------------------------ ------------------------------------------
                                                        Equal to or Greater                        Equal to or Greater
                                   Less than 12 Months     than 12 Months     Less than 12 Months     than 12 Months
                                  --------------------- -------------------- --------------------- --------------------
                                  Estimated    Gross    Estimated   Gross    Estimated    Gross    Estimated   Gross
                                    Fair     Unrealized   Fair    Unrealized   Fair     Unrealized   Fair    Unrealized
                                    Value      Losses     Value     Losses     Value      Losses     Value     Losses
                                  ---------- ---------- --------- ---------- ---------- ---------- --------- ----------
                                                       (In thousands, except number of securities)
Fixed maturity securities
U.S. corporate................... $   53,778  $  1,049  $  11,986  $    243  $   58,265 $   3,963  $   3,444  $    448
RMBS.............................         --        --      5,043       214      11,634       421         --        --
Foreign corporate................     48,186     1,469      4,705       287      24,621     1,883      3,560       415
U.S. Treasury and agency.........         --        --         --        --      82,554     4,966     20,593     4,383
CMBS.............................      1,114         1      5,952       109      35,532     1,308         --        --
State and political subdivision..         --        --      7,695       305       8,315     1,243         --        --
ABS..............................      1,953        14         --        --          --        --         --        --
Foreign government...............         --        --        927        54         801       179         --        --
                                  ----------  --------  ---------  --------  ---------- ---------  ---------  --------
 Total fixed maturity
   securities.................... $  105,031  $  2,533  $  36,308  $  1,212  $  221,722 $  13,963  $  27,597  $  5,246
                                  ==========  ========  =========  ========  ========== =========  =========  ========
Total number of securities in an
  unrealized loss position.......         46                   14                    59                    9
                                  ==========            =========            ==========            =========

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)

  functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

.. The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

.. When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

.. Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

.. When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    The amortized cost of fixed maturity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)

  the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2014. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities decreased $15.5 million during the year ended December 31, 2014 from $19.2 million to $3.7 million. The decrease in gross unrealized losses for the year ended December 31, 2014, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads.

    At December 31, 2014, there were no gross unrealized losses from fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                                    December 31,
                                  -------------------------------------------------
                                            2014                     2013
                                  ------------------------- -----------------------
                                     Carrying                  Carrying       %
                                      Value      % of Total     Value      of Total
                                  -------------- ---------- -------------- --------
                                  (In thousands)            (In thousands)
Mortgage loans:
 Commercial......................   $  110,065       91.7%    $  105,005      90.8%
 Agricultural....................       10,466         8.7        11,130        9.6
                                    ----------    --------    ----------   --------
   Subtotal......................      120,531       100.4       116,135      100.4
 Valuation allowances............        (512)       (0.4)         (483)      (0.4)
                                    ----------    --------    ----------   --------
     Total mortgage loans, net...   $  120,019      100.0%    $  115,652     100.0%
                                    ==========    ========    ==========   ========

 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   At both December 31, 2014 and 2013, the Company had no impaired mortgage loans, all loans were evaluated collectively for credit losses and the valuation allowances were maintained primarily for commercial mortgage loans.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                      Commercial  Agricultural   Total
                                      ---------- -------------- --------
                                                 (In thousands)
        Balance at January 1, 2012...  $    585     $    39     $    624
        Provision (release)..........     (139)         (6)        (145)
                                       --------     -------     --------
        Balance at December 31, 2012.       446          33          479
        Provision (release)..........         4          --            4
                                       --------     -------     --------
        Balance at December 31, 2013.       450          33          483
        Provision (release)..........        31         (2)           29
                                       --------     -------     --------
        Balance at December 31, 2014.  $    481     $    31     $    512
                                       ========     =======     ========

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans were as follows at:

                                      Recorded Investment
                       --------------------------------------------------
                         Debt Service Coverage Ratios
                       --------------------------------            % of     Estimated    % of
                        > 1.20x  1.00x - 1.20x < 1.00x    Total    Total    Fair Value   Total
                       --------- ------------- -------- ---------- ------ -------------- ------
                                         (In thousands)                   (In thousands)
December 31, 2014
Loan-to-value ratios:
Less than 65%......... $  96,759   $  9,892    $  3,414 $  110,065 100.0%   $  120,819   100.0%
65% to 75%............        --         --          --         --     --           --       --
                       ---------   --------    -------- ---------- ------   ----------   ------
 Total................ $  96,759   $  9,892    $  3,414 $  110,065 100.0%   $  120,819   100.0%
                       =========   ========    ======== ========== ======   ==========   ======
December 31, 2013
Loan-to-value ratios:
Less than 65%......... $  92,245   $  2,859    $  1,901 $   97,005  92.4%   $  104,142    92.9%
65% to 75%............        --         --       8,000      8,000    7.6        7,920      7.1
                       ---------   --------    -------- ---------- ------   ----------   ------
 Total................ $  92,245   $  2,859    $  9,901 $  105,005 100.0%   $  112,062   100.0%
                       =========   ========    ======== ========== ======   ==========   ======

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

   All of the agricultural mortgage loans held at both December 31, 2014 and 2013 had loan-to-value ratios of less than 65%.

 Past Due and Interest Accrual Status of Mortgage Loans

   The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2014 and 2013. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans - 60 days and agricultural mortgage loans - 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at both December 31, 2014 and 2013.

 Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. There were no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2014 and 2013.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $5.4 million at December 31, 2014. There were no cash equivalents held at December 31, 2013.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity securities AFS and the effect on DAC, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                Years Ended December 31,
                                              -----------------------------
                                                2014      2013      2012
                                              --------- --------- ---------
                                                     (In thousands)
    Fixed maturity securities................ $  64,081 $  16,368 $  64,694
    Derivatives..............................       429     (849)      (53)
                                              --------- --------- ---------
     Subtotal................................    64,510    15,519    64,641
                                              --------- --------- ---------
    Amounts allocated from:
     Future policy benefits..................        --        --   (5,752)
     DAC and DSI.............................   (3,600)     (800)   (1,800)
    Deferred income tax benefit (expense)....  (21,319)   (5,152)  (19,981)
                                              --------- --------- ---------
    Net unrealized investment gains (losses). $  39,591 $   9,567 $  37,108
                                              ========= ========= =========

  The changes in net unrealized investment gains (losses) were as follows:

                                                         Years Ended December 31,
                                                       -----------------------------
                                                         2014      2013      2012
                                                       --------- --------- ---------
                                                              (In thousands)
Balance at January 1,................................. $   9,567 $  37,108 $  30,751
Unrealized investment gains (losses) during the year..    48,991  (49,122)    14,732
Unrealized investment gains (losses) relating to:
 Future policy benefits...............................        --     5,752   (5,752)
 DAC and DSI..........................................   (2,800)     1,000       800
 Deferred income tax benefit (expense)................  (16,167)    14,829   (3,423)
                                                       --------- --------- ---------
Balance at December 31,............................... $  39,591 $   9,567 $  37,108
                                                       ========= ========= =========
   Change in net unrealized investment gains (losses). $  30,024 $(27,541) $   6,357
                                                       ========= ========= =========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2014 and 2013.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for fixed maturity securities at:

                                                               December 31,
                                                             -----------------
                                                               2014     2013
                                                             -------- --------
                                                              (In thousands)
 Invested assets on deposit (regulatory deposits)........... $  1,589 $  1,329
 Invested assets pledged as collateral (1)..................       --    1,534
                                                             -------- --------
 Total invested assets on deposit and pledged as collateral. $  1,589 $  2,863
                                                             ======== ========

--------

(1)The Company has pledged invested assets in connection with derivative transactions (see Note 6).

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements.

 Consolidated VIEs

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2014 and 2013.

 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                               December 31,
                                               ---------------------------------------------
                                                        2014                   2013
                                               ---------------------- ----------------------
                                                            Maximum                Maximum
                                                Carrying   Exposure    Carrying   Exposure
                                                 Amount   to Loss (1)   Amount   to Loss (1)
                                               ---------- ----------- ---------- -----------
                                                              (In thousands)
Fixed maturity securities AFS:
Structured securities (RMBS,CMBS and ABS) (2). $  296,488 $  296,488  $  112,783 $  112,783
Foreign corporate.............................     11,662     11,662      11,379     11,379
                                               ---------- ----------  ---------- ----------
 Total........................................ $  308,150 $  308,150  $  124,162 $  124,162
                                               ========== ==========  ========== ==========

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

Net Investment Income

  The components of net investment income were as follows:

                                                      Years Ended December 31,
                                                    -----------------------------
                                                      2014      2013      2012
                                                    --------- --------- ---------
                                                           (In thousands)
Investment income:
 Fixed maturity securities......................... $  35,301 $  32,865 $  31,607
 Mortgage loans....................................     6,658     5,994     5,753
 Cash, cash equivalents and short-term investments.        32        28        24
 Other.............................................       159        95        48
                                                    --------- --------- ---------
   Subtotal........................................    42,150    38,982    37,432
 Less: Investment expenses.........................     1,097     1,101     1,038
                                                    --------- --------- ---------
   Net investment income........................... $  41,053 $  37,881 $  36,394
                                                    ========= ========= =========

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                         Years Ended December 31,
                                                                        --------------------------
                                                                          2014     2013     2012
                                                                        -------- -------- --------
                                                                              (In thousands)
Fixed maturity securities -- net gains (losses) on sales and disposals. $    599 $  (361) $  1,723
Mortgage loans.........................................................     (27)      (4)      145
Other gains (losses)...................................................     (20)        1    (117)
                                                                        -------- -------- --------
 Total net investment gains (losses)................................... $    552 $  (364) $  1,751
                                                                        ======== ======== ========

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($12) thousand, ($7) thousand and ($122) thousand for the years ended December 31, 2014, 2013, and 2012, respectively.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity Securities

   Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                            Years Ended December 31,
                                         ------------------------------
                                            2014      2013      2012
                                         ---------- --------- ---------
                                                 (In thousands)
         Proceeds....................... $  286,258 $  51,479 $  55,111
                                         ========== ========= =========
         Gross investment gains......... $    1,633 $     492 $   1,886
                                         ---------- --------- ---------
         Gross investment losses........    (1,034)     (853)     (163)
                                         ---------- --------- ---------
          Net investment gains (losses). $      599 $   (361) $   1,723
                                         ========== ========= =========

Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. There were no invested assets transferred to affiliates for the years ended December 31, 2014, 2013 and 2012. There were no invested assets transferred from affiliates for the years ended December 31, 2014 and 2013. The estimated fair value of invested assets transferred from affiliates for the year ended December 31, 2012 was $4 thousand.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $1.1 million, $1.1 million and $1.0 million for the years ended December 31, 2014, 2013 and 2012, respectively.

6. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives may be cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The Company primarily uses interest rate and foreign currency swaps.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


 Interest Rate Derivatives

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in non-qualifying hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies.

   In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                            -------------------------------------------------------------------
                                                                         2014                                2013
                                                            ---------------------------------- --------------------------------
                                                                          Estimated Fair Value            Estimated Fair Value
                                                                       -----------------------           ----------------------
                                                              Gross                             Gross
                                                             Notional                          Notional
                          Primary Underlying Risk Exposure    Amount    Assets    Liabilities   Amount     Assets   Liabilities
                          --------------------------------  ----------  --------  -----------  --------- -------- -------------
                                                                                     (In thousands)
Derivatives Designated as Hedging Instruments
Cash flow hedges:
  Foreign currency swaps.    Foreign currency exchange
                             rate.......................... $   19,694 $    445    $     49    $   5,513 $    --   $      886
                                                            ----------  --------   --------    --------- -------   ----------
   Total qualifying hedges..............................        19,694      445          49        5,513      --          886
                                                            ----------  --------   --------    --------- -------   ----------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments
Foreign currency swaps...    Foreign currency exchange
                              rate.........................     15,370      467         250       15,370      --        1,955
                                                            ----------  --------   --------    --------- -------   ----------
  Total non-designated or non-qualifying derivatives.....       15,370      467         250       15,370      --        1,955
                                                            ----------  --------   --------    --------- -------   ----------
   Total................................................    $   35,064 $    912    $    299    $  20,883 $    --   $    2,841
                                                            ==========  ========   ========    ========= =======   ==========

  Based on gross notional amounts, a portion of the Company's derivatives were not designated or did not qualify as part of a hedging relationship at both December 31, 2014 and 2013. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; and (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

expectation of a highly effective hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                Years Ended December 31,
                                        -----------------------------------------
                                            2014           2013          2012
                                        ------------- -------------- ------------
                                                     (In thousands)
Derivatives and hedging gains (losses). $       2,032 $      (9,734) $      (391)
Embedded derivatives...................       125,130      (155,332)      125,748
                                        ------------- -------------- ------------
 Total net derivative gains (losses)... $     127,162 $    (165,066) $    125,357
                                        ============= ============== ============

  The Company recognized net investment income from settlement payments related to qualifying hedges of $111 thousand, $95 thousand and $51 thousand for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company recognized net derivative gains (losses) from settlement payments related to non-qualifying hedges of $168 thousand, $827 thousand and $6 thousand for the years ended December 31, 2014, 2013 and 2012, respectively.

Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                       Net Derivative
                                                       Gains (Losses)
                                                       --------------
                                                       (In thousands)
          Year Ended December 31, 2014
           Interest rate derivatives..................  $        --
           Foreign currency exchange rate derivatives.        2,172
                                                        -----------
             Total....................................  $     2,172
                                                        ===========
          Year Ended December 31, 2013
           Interest rate derivatives..................  $   (9,190)
           Foreign currency exchange rate derivatives.      (1,551)
                                                        -----------
             Total....................................  $  (10,741)
                                                        ===========
          Year Ended December 31, 2012
           Interest rate derivatives..................  $        --
           Foreign currency exchange rate derivatives.        (397)
                                                        -----------
             Total....................................  $     (397)
                                                        ===========

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


Cash Flow Hedges

  The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets, as cash flow hedges, when they have met the requirements of cash flow hedging.

  In certain instances, the Company discontinues cash flow hedge accounting when the forecasted transactions are no longer probable of occurring. When such forecasted transactions are not probable of occurring within two months of the anticipated date, the Company reclassifies certain amounts from AOCI into net derivative gains (losses). For the years ended December 31, 2014, 2013 and 2012, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

  There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2014, 2013 and 2012.

  At December 31, 2014 and 2013, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was $429 thousand and ($849) thousand, respectively.

  For the years ended December 31, 2014, 2013 and 2012, $1.3 million, ($796) thousand and ($53) thousand of gains (losses), respectively, were deferred in AOCI related to foreign currency swaps. For the year ended December 31, 2014, the amount reclassified to net derivative gains (losses) related to foreign currency swaps was not significant. For both the years ended December 31, 2013 and 2012, there were no amounts reclassified into net derivative gains (losses). For both the years ended December 31, 2014 and 2013, the amounts the Company recognized in net derivative gains (losses) representing the ineffective portion of all cash flow hedges were not significant. For the year ended December 31, 2012, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2014, $33 thousand of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by International Swaps and Derivatives Association, Inc. ("ISDA") Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                    December 31, 2014      December 31, 2013
Derivatives Subject to a Master Netting Arrangement or a Similar  ---------------------- ----------------------
Arrangement                                                         Assets   Liabilities   Assets   Liabilities
----------------------------------------------------------------  ---------- ----------- ---------- -----------
                                                                                 (In thousands)
     Gross estimated fair value of derivatives:
      OTC-bilateral (1).......................................... $      944 $      295  $       -- $    2,832
                                                                  ---------- ----------  ---------- ----------
        Total gross estimated fair value of
          derivatives (1)........................................        944        295          --      2,832
     Amounts offset on the balance sheets........................         --         --          --         --
                                                                  ---------- ----------  ---------- ----------
     Estimated fair value of derivatives presented on the
       balance sheets (1)........................................        944        295          --      2,832
     Gross amounts not offset on the balance sheets:
     Gross estimated fair value of derivatives: (2)
      OTC-bilateral..............................................      (196)      (196)          --         --
     Cash collateral: (3)
      OTC-bilateral..............................................         --         --          --         --
     Securities collateral: (4)
      OTC-bilateral..............................................         --         --          --    (1,534)
                                                                  ---------- ----------  ---------- ----------
     Net amount after application of master netting
       agreements and collateral................................. $      748 $       99  $       -- $    1,298
                                                                  ========== ==========  ========== ==========

--------

(1)At December 31, 2014 and 2013, derivative assets included income or expense accruals reported in accrued investment income or in other liabilities of $32 thousand and $0, respectively, and derivative liabilities included income or expense accruals reported in accrued investment income or in other liabilities of ($4) thousand and $9 thousand, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received is included in cash and cash equivalents or in short-term investments, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. At both December 31, 2014 and 2013, the Company did not receive or provide any cash collateral.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2014 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At both December 31, 2014 and 2013, the Company did not receive or provide excess securities collateral.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's Investors Service and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided Fair Value of Incremental Collateral Provided Upon
                                          ------------------- --------------------------------------------------
                                                                                         Downgrade in the
                                                                                   Company's Financial Strength
                                                                  One Notch           Rating to a Level that
                         Estimated                               Downgrade in        Triggers Full Overnight
                       Fair Value of                            the Company's          Collateralization or
                     Derivatives in Net     Fixed Maturity    Financial Strength        Termination of the
                   Liability Position (1)     Securities            Rating             Derivative Position
                   ---------------------- ------------------- ------------------   ----------------------------
                                                         (In thousands)
December 31, 2014      $           99       $           --      $          --                      $         --
December 31, 2013      $        2,832       $        1,534      $          --                      $         --

--------

(1)After taking into consideration the existence of netting agreements.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


Embedded Derivatives

  The Company issues certain products that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                    December 31,
                                                                              ------------------------
                                           Balance Sheet Location                2014         2013
                                 -------------------------------------------- ----------- ------------
                                                                                   (In thousands)
Net embedded derivatives within
  asset host contracts:
 Ceded guaranteed minimum
   benefits..................... Premiums, reinsurance and other receivables  $   238,244 $     84,550
Net embedded derivatives within
  liability host contracts:
 Direct guaranteed minimum
   benefits..................... PABs                                         $  (81,416) $  (106,381)

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                           ----------------------------------
                                              2014        2013        2012
                                           ---------- ------------ ----------
                                                     (In thousands)
   Net derivative gains (losses) (1), (2). $  125,130 $  (155,332) $  125,748

--------
(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $578.1 thousand, ($1.4) million and ($3.7) million for the years ended December 31, 2014, 2013 and 2012, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($5.8) million, $10.3 million and $8.2 million for the years ended
   December 31, 2014, 2013 and 2012, respectively.

(2)See Note 4 for discussion of affiliated net derivative gains (losses) included in the table above.

7. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                Level 1  Unadjusted quoted prices in active
                         markets for identical assets or
                         liabilities. The Company defines
                         active markets based on average
                         trading volume for equity securities.
                         The size of the bid/ask spread is
                         used as an indicator of market
                         activity for fixed maturity
                         securities.

                Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                Level 3  Unobservable inputs that are
                         supported by little or no market
                         activity and are significant to the
                         determination of estimated fair value
                         of the assets or liabilities.
                         Unobservable inputs reflect the
                         reporting entity's own assumptions
                         about the assumptions that market
                         participants would use in pricing the
                         asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                              December 31, 2014
                                            -----------------------------------------------------
                                                    Fair Value Hierarchy
                                            -------------------------------------
                                                                                  Total Estimated
                                             Level 1      Level 2      Level 3      Fair Value
                                            ---------- ------------- ------------ ---------------
                                                               (In thousands)
Assets
Fixed maturity securities:
 U.S. corporate............................ $       -- $     518,973 $     14,082  $     533,055
 RMBS......................................         --       167,681           --        167,681
 Foreign corporate.........................         --       112,513       15,896        128,409
 U.S. Treasury and agency..................     72,542        51,954           --        124,496
 CMBS......................................         --       109,265        5,215        114,480
 State and political subdivision...........         --        43,948           --         43,948
 ABS.......................................         --        14,327           --         14,327
 Foreign government........................         --         4,766           --          4,766
                                            ---------- ------------- ------------  -------------
   Total fixed maturity securities.........     72,542     1,023,427       35,193      1,131,162
                                            ---------- ------------- ------------  -------------
Short-term investments.....................        500        11,596           --         12,096
Derivative assets: (1)
 Foreign currency exchange rate............         --           912           --            912
Net embedded derivatives within asset host
  contracts (2)............................         --            --      238,244        238,244
Separate account assets (3)................         --     5,232,156           --      5,232,156
                                            ---------- ------------- ------------  -------------
       Total assets........................ $   73,042 $   6,268,091 $    273,437  $   6,614,570
                                            ========== ============= ============  =============
Liabilities
Derivative liabilities: (1)
 Foreign currency exchange rate............ $       -- $         299 $         --  $         299
Net embedded derivatives within liability
  host contracts (2).......................         --            --     (81,416)       (81,416)
                                            ---------- ------------- ------------  -------------
       Total liabilities................... $       -- $         299 $   (81,416)  $    (81,117)
                                            ========== ============= ============  =============

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


                                                           December 31, 2013
                                       ---------------------------------------------------------
                                                 Fair Value Hierarchy
                                       -----------------------------------------
                                                                                    Total Estimated
                                          Level 1          Level 2       Level 3      Fair Value
                                       -------------    ------------- ------------- ---------------
                                                            (In thousands)
Assets
Fixed maturity securities:
 U.S. corporate....................... $          --    $     301,011 $      10,050  $     311,061
 RMBS.................................            --           45,193            --         45,193
 Foreign corporate....................            --          105,508        13,524        119,032
 U.S. Treasury and agency.............        76,611           35,542            --        112,153
 CMBS.................................            --           55,383         7,107         62,490
 State and political subdivision......            --           33,765            --         33,765
 ABS..................................            --            5,100            --          5,100
 Foreign government...................            --            7,710            --          7,710
                                       -------------    ------------- -------------  -------------
   Total fixed maturity securities....        76,611          589,212        30,681        696,504
                                       -------------    ------------- -------------  -------------
Short-term investments................            --           20,095            --         20,095
Derivative assets: (1)
 Foreign currency exchange rate.......            --               --            --             --
Net embedded derivatives within asset
  host contracts (2)..................            --               --        84,550         84,550
Separate account assets (3)...........            --        5,326,276            --      5,326,276
                                       -------------    ------------- -------------  -------------
       Total assets................... $      76,611    $   5,935,583 $     115,231  $   6,127,425
                                       =============    ============= =============  =============
Liabilities
Derivative liabilities: (1)
 Foreign currency exchange rate....... $          --    $       2,841 $          --  $       2,841
Net embedded derivatives within
  liability host contracts (2)........            --               --     (106,381)      (106,381)
                                       -------------    ------------- -------------  -------------
        Total liabilities............. $          --    $       2,841 $   (106,381)  $   (103,540)
                                       =============    ============= =============  =============

--------

(1)Derivative assets are presented within other invested assets on the balance sheets and derivative liabilities are presented within other liabilities on the balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the balance sheets.

(2)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the balance sheets. Net embedded derivatives within liability host contracts are presented within PABs on the balance sheets.

(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife Inc.'s Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. Independent non-binding broker quotations were not utilized at December 31, 2014.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  Securities and Short-term Investments

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The valuation of all instruments listed below are determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                  Level 2                                 Level 3
                       Observable Inputs                      Unobservable Inputs
--------------------------------------------------------------------------------------------
Fixed Maturity Securities
--------------------------------------------------------------------------------------------
 U.S. corporate and foreign corporate securities
--------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the   Valuation Techniques: Principally the
             market and income approaches.           market approach.
             Key Inputs:                             Key Inputs:
             . quoted prices in markets that are     . illiquidity premium
               not active                            . delta spread adjustments to reflect
             . benchmark yields                        specific credit-related issues
             . spreads off benchmark yields          . credit spreads
             . new issuances                         . quoted prices in markets that are
             . issuer rating                           not active for identical or similar
             . duration                                securities that are less liquid and
             . trades of identical or comparable       based on lower levels of trading
               securities                              activity than securities classified
             . Privately-placed securities are         in Level 2
               valued using the additional key       . independent non-binding broker
               inputs:                                 quotations
              . market yield curve
              . call provisions
              . observable prices and spreads for
                similar publicly traded or
                privately traded securities that
                incorporate the credit quality and
                industry sector of the issuer
              . delta spread adjustments to
                reflect specific credit-related
                issues
--------------------------------------------------------------------------------------------

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

Instrument                 Level 2                                Level 3
                      Observable Inputs                     Unobservable Inputs
-----------------------------------------------------------------------------------------
 U.S. Treasury and agency, state and political subdivision and foreign government securities
-----------------------------------------------------------------------------------------
            Valuation Techniques: Principally the  . N/A
            market approach.
            Key Inputs:
            . quoted prices in markets that are
              not active
            . benchmark U.S. Treasury yield or
              other yields
            . the spread off the U.S. Treasury
              yield curve for the identical
              security
            . issuer ratings and issuer spreads
            . broker-dealer quotes
            . comparable securities that are
              actively traded
            . reported trades of similar
              securities, including those that
              are actively traded, and those
              within the same sub-sector or with
              a similar maturity or credit rating
-----------------------------------------------------------------------------------------
 Structured securities comprised of RMBS, CMBS and ABS
-----------------------------------------------------------------------------------------
            Valuation Techniques: Principally the  Valuation Techniques: Principally the
            market and income approaches.          market and income approaches.
            Key Inputs:                            Key Inputs:
            . quoted prices in markets that are    . credit spreads
              not active                           . quoted prices in markets that are
            . spreads for actively traded            not active for identical or similar
              securities                             securities that are less liquid and
            . spreads off benchmark yields           based on lower levels of trading
            . expected prepayment speeds and         activity than securities classified
              volumes                                in Level 2
            . current and forecasted loss severity . independent non-binding broker
            . ratings                                quotations
            . weighted average coupon and
              weighted average maturity
            . average delinquency rates
            . geographic region
            . debt-service coverage ratios
            . issuance-specific information,
              including, but not limited to:
             . collateral type
             . payment terms of the underlying
               assets
             . payment priority within the tranche
             . structure of the security
             . deal performance
             . vintage of loans
-----------------------------------------------------------------------------------------

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

Instrument                  Level 2                                 Level 3
                       Observable Inputs                      Unobservable Inputs
--------------------------------------------------------------------------------------------
Short-term investments
--------------------------------------------------------------------------------------------
             . Short-term investments are of a       . N/A
               similar nature and class to the
               fixed maturity securities described
               above; accordingly, the valuation
               techniques and observable inputs
               used in their valuation are also
               similar to those described above.
--------------------------------------------------------------------------------------------
Separate Account Assets (1)
--------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
--------------------------------------------------------------------------------------------
             Key Input:                              . N/A
             . quoted prices or reported net asset
               value provided by the fund managers
--------------------------------------------------------------------------------------------

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets include mutual funds.

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

 arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company. These derivatives are principally valued using the income approach.

    Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques. Key inputs are as follows:

                                                  Foreign Currency
              Instrument                            Exchange Rate
 -----------------------------------------------------------------------------
 Inputs common to Level 2 by            .  swap yield curve
   instrument type                      .  basis curves
                                        .  currency spot rates
                                        .  cross currency basis curves

 Embedded Derivatives

   Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above. These reinsurance agreements contain embedded derivatives and are included within premiums, reinsurance and other receivables on the balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2014 and 2013.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

   The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                December 31, 2014
                                                                            --------------------------
                                                        Significant                           Weighted
                               Valuation Techniques Unobservable Inputs         Range        Average (1)
                               -------------------- --------------------    -------------    -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                         . Delta spread
  corporate................... . Matrix pricing       adjustments (4)         (35) -    100        1
                               . Market pricing     . Quoted prices (5)        15  -    100       99
                               --------------------------------------------------------------------------
 CMBS......................... . Market pricing     . Quoted prices (5)       104  -    104      104
                               --------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed   . Option pricing
  minimum benefits............   techniques         . Mortality rates:
                                                       Ages 0 - 40              0% -   0.10%
                                                       Ages 41 - 60          0.04% -   0.65%
                                                       Ages 61 - 115         0.26% -    100%
                                                    . Lapse rates:
                                                       Durations 1 - 10      0.50% -    100%
                                                       Durations 11 - 20        3% -    100%
                                                       Durations 21 -
                                                       116                      3% -    100%
                                                    . Utilization rates        20% -     50%
                                                    . Withdrawal rates       0.07% -     10%
                                                    . Long-term equity
                                                      volatilities          17.40% -     25%
                                                    . Nonperformance
                                                      risk spread            0.03% -   0.46%
                               --------------------------------------------------------------------------

                                                                                                           Impact of
                                                                                December 31, 2013         Increase in
                                                                            --------------------------     Input on
                                                        Significant                           Weighted     Estimated
                               Valuation Techniques Unobservable Inputs         Range        Average (1) Fair Value (2)
                               -------------------- --------------------    -------------    ----------- --------------
Fixed maturity securities (3)
 U.S. corporate and foreign                         . Delta spread
  corporate................... . Matrix pricing       adjustments (4)         (10) -     30        7       Decrease
                               . Market pricing     . Quoted prices (5)        21  -     21       21       Increase
                               -----------------------------------------------------------------------------------------
 CMBS......................... . Market pricing     . Quoted prices (5)       104  -    104      104     Increase (6)
                               -----------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed   . Option pricing
  minimum benefits............   techniques         . Mortality rates:
                                                       Ages 0 - 40              0% -   0.10%             Decrease (7)
                                                       Ages 41 - 60          0.04% -   0.65%             Decrease (7)
                                                       Ages 61 - 115         0.26% -    100%             Decrease (7)
                                                    . Lapse rates:
                                                       Durations 1 - 10      0.50% -    100%             Decrease (8)
                                                       Durations 11 - 20        3% -    100%             Decrease (8)
                                                       Durations 21 -
                                                       116                      3% -    100%             Decrease (8)
                                                    . Utilization rates        20% -     50%             Increase (9)
                                                    . Withdrawal rates       0.07% -     10%                 (10)
                                                    . Long-term equity
                                                      volatilities          17.40% -     25%             Increase (11)
                                                    . Nonperformance
                                                      risk spread            0.03% -   0.44%             Decrease (12)
                               -----------------------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


(8)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(9)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(10)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(11)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

   The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3 use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


   The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       -----------------------------------------------------------------------
                                                                 Fixed Maturity Securities
                                                       -----------------------------------------------------
                                                          U.S.         Foreign                                Net Embedded
                                                        Corporate     Corporate       CMBS         ABS       Derivatives (6)
                                                        -----------   -----------   ----------   ----------  ---------------
                                                                              (In thousands)
Year Ended December 31, 2014
Balance at January 1,................................. $    10,050   $    13,524   $    7,107   $       --    $    190,931
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................         (2)            --         (22)           --              --
   Net investment gains (losses)......................          83            --           --           --              --
   Net derivative gains (losses)......................          --            --           --           --         125,130
  OCI.................................................         676         (769)           22           --              --
Purchases (3).........................................       5,395         3,141           --           --              --
Sales (3).............................................     (3,945)            --           --           --              --
Issuances (3).........................................          --            --           --           --              --
Settlements (3).......................................          --            --           --           --           3,599
Transfers into Level 3 (4)............................       1,825            --           --           --              --
Transfers out of Level 3 (4)..........................          --            --      (1,892)           --              --
                                                        -----------   -----------   ----------   ----------   ------------
Balance at December 31,............................... $    14,082   $    15,896   $    5,215   $       --    $    319,660
                                                        ===========   ===========   ==========   ==========   ============
Changes in unrealized gains (losses) included in net
 income (loss): (5)
  Net investment income............................... $        --   $        --   $     (22)   $       --    $         --
  Net investment gains (losses)....................... $        --   $        --   $       --   $       --    $         --
  Net derivative gains (losses)....................... $        --   $        --   $       --   $       --    $    127,942

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       -----------------------------------------------------------------------
                                                                 Fixed Maturity Securities
                                                       ------------------------------------------------------
                                                          U.S.         Foreign                                 Net Embedded
                                                        Corporate     Corporate       CMBS          ABS       Derivatives (6)
                                                        -----------   -----------   -----------   ----------  ---------------
                                                                               (In thousands)
Year Ended December 31, 2013
Balance at January 1,................................. $    31,821   $    13,004   $    12,210   $    4,002    $    337,332
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................         (6)            --          (19)           --              --
   Net investment gains (losses)......................          --            --            --           --              --
   Net derivative gains (losses)......................          --            --            --           --       (155,332)
  OCI.................................................       (152)           520         (131)          (2)              --
Purchases (3).........................................       1,000            --            --           --              --
Sales (3).............................................     (7,533)            --            --      (4,000)              --
Issuances (3).........................................          --            --            --           --              --
Settlements (3).......................................          --            --            --           --           8,931
Transfers into Level 3 (4)............................          --            --         2,041           --              --
Transfers out of Level 3 (4)..........................    (15,080)            --       (6,994)           --              --
                                                        -----------   -----------   -----------   ----------   ------------
Balance at December 31,............................... $    10,050   $    13,524   $     7,107   $       --    $    190,931
                                                        ===========   ===========   ===========   ==========   ============
Changes in unrealized gains (losses) included in net
 income (loss): (5)
  Net investment income............................... $       (6)   $        --   $      (19)   $       --    $         --
  Net investment gains (losses)....................... $        --   $        --   $        --   $       --    $         --
  Net derivative gains (losses)....................... $        --   $        --   $        --   $       --    $  (153,241)

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       -----------------------------------------------------------------------
                                                                   Fixed Maturity Securities
                                                       ------------------------------------------------------
                                                                         Foreign                               Net Embedded
                                                       U.S. Corporate   Corporate      CMBS          ABS      Derivatives (6)
                                                       --------------   ----------  -----------  -----------  ---------------
                                                                                (In thousands)
Year Ended December 31, 2012
Balance at January 1,................................. $      12,640    $       --  $     5,216  $     3,973   $     202,742
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................           (6)            --         (20)           --              --
   Net investment gains (losses)......................            --          (76)           --           --              --
   Net derivative gains (losses)......................            --            --           --           --         125,748
  OCI.................................................           527           132           20           29              --
Purchases (3).........................................        15,205        12,948        6,994           --              --
Sales (3).............................................       (1,527)            --           --           --              --
Issuances (3).........................................            --            --           --           --              --
Settlements (3).......................................            --            --           --           --           8,842
Transfers into Level 3 (4)............................         5,289            --           --           --              --
Transfers out of Level 3 (4)..........................         (307)            --           --           --              --
                                                       -------------    ----------  -----------  -----------   -------------
Balance at December 31,............................... $      31,821    $   13,004  $    12,210  $     4,002   $     337,332
                                                       =============    ==========  ===========  ===========   =============
Changes in unrealized gains (losses) included in net
 income (loss): (5)
  Net investment income............................... $         (6)    $       --  $      (20)  $        --   $          --
  Net investment gains (losses)....................... $          --    $       --  $        --  $        --   $          --
  Net derivative gains (losses)....................... $          --    $       --  $        --  $        --   $     127,741

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


 Nonrecurring Fair Value Measurements

   The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                           At December 31,                Years Ended December 31,
                         -------------------------------- -----------------------
                          2014       2013       2012       2014    2013    2012
                           ------     ------     ------   ------  ------ ---------
                         Carrying Value After Measurement     Gains (Losses)
                         -------------------------------- -----------------------
                                        (In thousands)
           Goodwill (1). $   --     $   --     $   --     $   --  $   -- $   (177)

--------

(1)As discussed in Note 1, in 2012, the Company recorded an impairment of goodwill.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents and accrued investment income. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                           December 31, 2014
                                 ----------------------------------------------------------------------
                                                         Fair Value Hierarchy
                                                ---------------------------------------
                                    Carrying                                            Total Estimated
                                     Value          Level 1      Level 2      Level 3     Fair Value
                                 -------------- ------------ ----------- -------------- ---------------
                                                             (In thousands)
Assets
Mortgage loans.................. $      120,019 $         -- $        -- $      131,745 $      131,745
Premiums, reinsurance and other
 receivables.................... $    1,035,361 $         -- $        -- $    1,138,387 $    1,138,387
Liabilities
PABs............................ $    1,340,307 $         -- $        -- $    1,454,311 $    1,454,311

                                                           December 31, 2013
                                 ----------------------------------------------------------------------
                                                         Fair Value Hierarchy
                                                ---------------------------------------
                                    Carrying                                            Total Estimated
                                     Value        Level 1      Level 2      Level 3       Fair Value
                                 -------------- ------------ ----------- -------------- ---------------
                                                             (In thousands)
Assets
Mortgage loans.................. $      115,652 $         -- $        -- $      123,812 $      123,812
Premiums, reinsurance and other
 receivables.................... $    1,067,191 $         -- $        -- $    1,152,150 $    1,152,150
Liabilities
PABs............................ $    1,380,160 $         -- $        -- $    1,477,807 $    1,477,807

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, and have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

8.  Equity

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger levels or ratios are classified by certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for the Company was in excess of 600% for all periods presented.

  The Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity (continued)


  The tables below present amounts from First MetLife Investors Insurance Company, which are derived from the most recent statutory-basis financial statements as filed with the New York State Department of Financial Services.

  Statutory net income (loss) was as follows:

                                                           Years Ended December 31,
                                                      -----------------------------------
Company                            State of Domicile     2014        2013        2012
---------------------------------- -----------------  ----------- ----------- -----------
                                                                (In thousands)
First MetLife Investors Insurance
  Company.........................     New York       $    10,635 $  (23,835) $  (22,692)

  Statutory capital and surplus was as follows at:

                                                       December 31,
                                                 -------------------------
      Company                                        2014         2013
      ------------------------------------------ ------------ ------------
                                                      (In thousands)
      First MetLife Investors Insurance Company. $    297,447 $    124,393

Dividend Restrictions

  The table below sets forth dividends permitted to be paid by First MetLife Investors Insurance Company to MetLife, Inc. without insurance regulatory approval from the New York State Department of Financial Services and dividends paid:

                                                 2015          2014      2013
                                           ----------------- --------- ---------
                                           Permitted Without
Company                                        Approval        Paid      Paid
------------------------------------------ ----------------- --------- ---------
                                                      (In thousands)
First MetLife Investors Insurance Company.   $      10,296   $      -- $      --

  Under New York State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). The Company will be permitted to pay a dividend to MetLife, Inc. in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the "Superintendent") and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                      Unrealized
                                                   Investment Gains     Unrealized
                                                   (Losses), Net of   Gains (Losses)
                                                  Related Offsets (1) on Derivatives      Total
                                                  ------------------- -------------- ---------------
                                                                    (In thousands)
Balance at December 31, 2011.....................   $        30,751   $           -- $        30,751
OCI before reclassifications.....................            12,000             (53)          11,947
Deferred income tax benefit (expense)............           (4,200)               19         (4,181)
                                                    ---------------   -------------- ---------------
 OCI before reclassifications, net of income tax.            38,551             (34)          38,517
Amounts reclassified from AOCI...................           (2,167)               --         (2,167)
Deferred income tax benefit (expense)............               758               --             758
                                                    ---------------   -------------- ---------------
 Amounts reclassified from AOCI, net of income
   tax...........................................           (1,409)               --         (1,409)
                                                    ---------------   -------------- ---------------
Balance at December 31, 2012.....................            37,142             (34)          37,108
OCI before reclassifications.....................          (41,574)            (796)        (42,370)
Deferred income tax benefit (expense)............            14,551              278          14,829
                                                    ---------------   -------------- ---------------
 OCI before reclassifications, net of income tax.            10,119            (552)           9,567
Amounts reclassified from AOCI...................                --               --              --
Deferred income tax benefit (expense)............                --               --              --
                                                    ---------------   -------------- ---------------
 Amounts reclassified from AOCI, net of income
   tax...........................................                --               --              --
                                                    ---------------   -------------- ---------------
Balance at December 31, 2013.....................            10,119            (552)           9,567
OCI before reclassifications.....................            46,163            1,278          47,441
Deferred income tax benefit (expense)............          (16,157)            (447)        (16,604)
                                                    ---------------   -------------- ---------------
 OCI before reclassifications, net of income tax.            40,125              279          40,404
Amounts reclassified from AOCI...................           (1,250)               --         (1,250)
Deferred income tax benefit (expense)............               437               --             437
                                                    ---------------   -------------- ---------------
 Amounts reclassified from AOCI, net of income
   tax...........................................             (813)               --           (813)
                                                    ---------------   -------------- ---------------
Balance at December 31, 2014.....................   $        39,312   $          279 $        39,591
                                                    ===============   ============== ===============

--------

(1)See Note 5 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                   Statement of Operations and
AOCI Components                             Amounts Reclassified from AOCI     Comprehensive Income (Loss) Location
------------------------------------    -------------------------------------- ------------------------------------
                                               Years Ended December 31,
                                        --------------------------------------
                                            2014         2013         2012
                                        ------------ ------------ ------------
                                                    (In thousands)
Net unrealized investment gains
 (losses):
  Net unrealized investment gains
   (losses)............................ $        600 $      (364) $      1,725    Net investment gains (losses)
  Net unrealized investment gains
   (losses)............................          650          262          442    Net investment income
  Net unrealized investment gains
   (losses)............................           --          102           --    Net derivative gains (losses)
                                        ------------ ------------ ------------
    Net unrealized investment gains
     (losses), before income tax.......        1,250           --        2,167
    Income tax (expense) benefit.......        (437)           --        (758)
                                        ------------ ------------ ------------
    Net unrealized investment gains
     (losses), net of income tax....... $        813 $         -- $      1,409
                                        ============ ============ ============
Total reclassifications, net of
 income tax............................ $        813 $         -- $      1,409
                                        ============ ============ ============

9. Other Expenses

  Information on other expenses was as follows:

                                                   Years Ended December 31,
                                                -------------------------------
                                                   2014      2013       2012
                                                ---------- --------- ----------
                                                        (In thousands)
Compensation................................... $   18,843 $  20,114 $   21,760
Commissions....................................     26,482    44,521     55,981
Volume-related costs...........................      5,002     7,480      8,848
Affiliated interest costs on ceded reinsurance.     10,479     7,709      8,292
Capitalization of DAC..........................   (14,009)  (34,242)   (52,075)
Amortization of DAC and VOBA...................     68,771  (23,853)     58,981
Premium taxes, licenses and fees...............      2,652     3,733          5
Professional services..........................      2,268     1,239      1,111
Rent and related expenses......................      2,162     1,764      1,656
Other..........................................     25,688    27,530     21,387
                                                ---------- --------- ----------
 Total other expenses.......................... $  148,338 $  55,995 $  125,946
                                                ========== ========= ==========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 3 for additional information on DAC and VOBA including impacts of capitalization and amortization.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

9. Other Expenses (continued)


Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 4 and 12 for a discussion of affiliated expenses included in the table above.

10. Income Tax

  The provision for income tax was as follows:

                                                   Years Ended December 31,
                                                -------------------------------
                                                  2014       2013       2012
                                                --------- ----------- ---------
                                                        (In thousands)
 Current:
  Federal...................................... $  56,154 $  (19,585) $(10,374)
 Deferred:
  Federal......................................  (19,884)    (13,701)    45,065
                                                --------- ----------- ---------
    Provision for income tax expense (benefit). $  36,270 $  (33,286) $  34,691
                                                ========= =========== =========

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                   Years Ended December 31,
                                                -------------------------------
                                                  2014       2013       2012
                                                --------- ----------- ---------
                                                        (In thousands)
 Tax provision at U.S. statutory rate.......... $  42,952 $  (28,753) $  38,154
 Tax effect of:
  Dividends received deduction.................   (5,039)     (3,810)   (3,254)
  Prior year tax...............................   (1,220)       (618)       172
  Tax credits..................................     (504)       (513)     (447)
  Other, net...................................        81         408        66
                                                --------- ----------- ---------
    Provision for income tax expense (benefit). $  36,270 $  (33,286) $  34,691
                                                ========= =========== =========

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax (continued)


  Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                            December 31,
                                                  ---------------------------------
                                                        2014             2013
                                                  ---------------- ----------------
                                                           (In thousands)
Deferred income tax assets:
 Net operating loss carryforwards................ $             -- $          4,856
 Tax credit carryforwards........................            3,116            1,783
 Other...........................................               --              505
                                                  ---------------- ----------------
   Total deferred income tax assets..............            3,116            7,144
                                                  ---------------- ----------------
Deferred income tax liabilities:
 Investments, including derivatives..............            1,157            5,482
 Policyholder liabilities and receivables........           60,772           63,921
 Intangibles.....................................            1,917            1,917
 Net unrealized investment gains.................           21,319            5,152
 DAC.............................................           56,143           72,797
 Other...........................................              492               --
                                                  ---------------- ----------------
   Total deferred income tax liabilities.........          141,800          149,269
                                                  ---------------- ----------------
     Net deferred income tax asset (liability)... $      (138,684) $      (142,125)
                                                  ================ ================

   Tax credit carryforwards of $3,616 thousand at December 31, 2014 will expire beginning in 2021.

   The Company participates in a tax sharing agreement with MetLife, as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to (from) MetLife included $56.2 million, ($19.6) million and ($6.9) million for the years ended December 31, 2014, 2013 and 2012, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for 2006 where the IRS disallowance relates to policyholder liability deductions which the Company continues to protest.

   During June 2014, the IRS concluded its audit of the Company's tax return for the year 2006 and issued a Revenue Agent's report. The Company agreed with certain tax adjustments and filed a protest in July 2014 for one tax adjustment. Management believes it has established adequate tax liabilities and final resolution of the audit for the year 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax (continued)


   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                               Years Ended December 31,
                                                                               ----------------------
                                                                                2014     2013    2012
                                                                               ------   ------- -------
                                                                                   (In thousands)
Balance at January 1,......................................................... $  838   $  (42) $  (42)
Additions for tax positions of prior years....................................    169       900      --
Reductions for tax positions of prior years...................................  (124)      (26)      --
Additions for tax positions of current year...................................    100        32      --
Reductions for tax positions of current year..................................     --      (26)      --
                                                                               ------   ------- -------
Balance at December 31,....................................................... $  983   $   838 $  (42)
                                                                               ======   ======= =======
Unrecognized tax benefits that, if recognized would impact the effective rate. $  909   $   838 $  (42)
                                                                               ======   ======= =======

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

Interest was as follows:

                                                        Years Ended December 31,
                                                     ------------------------------
                                                        2014       2013     2012
                                                     ----------- -------- ---------
                                                             (In thousands)
Interest recognized in the statements of operations. $      (24) $    165 $      --

                                                                  December 31,
                                                              ---------------------
                                                                 2014       2013
                                                              ---------- ----------
                                                                 (In thousands)
Interest included in other liabilities in the balance sheets. $      141 $      165

   The Company had no penalties for the years ended December 31, 2014, 2013 and 2012.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2014 and 2013, the Company recognized an income tax benefit of $6.3 million and $4.4 million, respectively, related to the separate account DRD. The 2014 benefit included a benefit of $1.2 million related to a true-up of the 2013 tax return. The 2013 benefit included a benefit of $618 thousand related to a true-up of the 2012 tax return.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


11. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  Sales Practices Claims

    Over the past several years, the Company has faced claim and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

    Various litigation, claims and assessments against the Company, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

    It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company held no liability at both December 31, 2014 and 2013. At December 31, 2014 and 2013, the Company held an asset for premium tax offsets currently available for paid assessments of $5.4 million and $5.3 million, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

11. Contingencies, Commitments and Guarantees (continued)

triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2014 and 2013.

12. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $83.0 million, $92.5 million and $94.1 million for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $15.1 million, $13.5 million and $11.4 million for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $10.1 million, $10.6 million and $9.3 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company had net payables to affiliates, related to the items discussed above, of $3.6 million and $36.1 million at December 31, 2014 and 2013, respectively.

  See Notes 4 and 5 for additional information on related party transactions.

13. Subsequent Event

  The Company has evaluated events subsequent to December 31, 2014 through April 14, 2015, which is the date these financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     --------------------

The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2014.

3.   Statements of Operations for the year ended December 31, 2014.

4.   Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013.

5.   Notes to the Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.   Independent Auditors' Report.

2.   Balance Sheets as of December 31, 2014 and 2013.

3.   Statements of Operations for the years ended December 31, 2014, 2013 and 2012.

4.   Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012.

5.   Statements of Stockholder's Equity for the years ended December 31, 2014, 2013 and 2012.

6.   Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012.

7.   Notes to the Financial Statements.




b.            Exhibits
              --------

1.            Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account (1)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement (effective January 1, 2001)(6)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(6)

     (iii)    Agreement and Plan of Merger (12-01-04)(MLIDC into GAD) (8)

     (iv)     Form of Retail Sales Agreement (2-10) and Schedule of Differences (13)

     (v)      Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement) (27)

4.   (i)      Form of Variable Annuity Contract 6010(02/02) and Form of Contract Cover 6010 (03/07)(12)

     (ii)     Enhanced Dollar Cost Averaging Rider (3)

     (iii)    Three Month Market Entry Rider (3)

     (iv)     Death Benefit Rider - (Annual Step-Up) (3)

     (v)      Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (3)

     (vi)     Waiver of Withdrawal Charge for Terminal Illness Rider (3)

     (vii)    Unisex Annuity Rates Rider (3)

     (viii)   Endorsement (Name Change effective February 5, 2001. First MetLife Investors Insurance Company;
              formerly First COVA Life Insurance Company) (2)

     (ix)     Individual Retirement Annuity Endorsement. 6023.1 (9/02) (6)

     (x)      Tax Sheltered Annuity Endorsement 6026.1 (9/02) (6)

     (xi)     Roth Individual Retirement Annuity Endorsement 6024.1 (9/02) (6)

     (xii)    401 (a)/403 (a) Plan Endorsement 6025.1 (9/02) (6)

     (xiii)   Simple Individual Retirement Annuity Endorsement 6276 (9/02) (6)


     (xiv)    Designated Beneficiary Non-Qualified Annuity Endorsement FMLI-NQ-1 (11/05)-I (7)

     (xv)     Death Benefit Rider - (Principal Protection) 6015 (02/02) (8)

     (xvi)    Form of Qualified Distribution Program Endorsement FMLI-RMD-NY (7/10)-E (GMIB) (14)

     (xvii)   Form of Tax-Sheltered Annuity Endorsement FMLI-398-3-I (12/08) (16)

     (xviii)  Form of Contract Schedule for the Variable Annuity Contract FMLI 6028-5 (9/10)-A (GMIB Max II) (17)

     (xix)    Form of Guaranteed Minimum Income Benefit Rider - Living Benefit FMLI 560-10 (9-11) (GMIB Plus IV) (11)

     (xx)     Form of Guaranteed Minimum Income Benefit Rider - Living Benefit FMLI 560-11 (9-11) (GMIB Max II) (11)

     (xxi)    Form of Contract Schedule for Guaranteed Minimum Income Benefit (GMIB) Rider ML-EGMIB-NY (9-10)
              (GMIB Plus IV, GMIB Max II and GMIB Max III) (11)

     (xxii)   Form of Contract Schedule for Variable Annuity Contract FMLI 6028-5 (9-10)-A (GMIB Max III) (21)

     (xxiii)  Form of Guaranteed Minimum Income Benefit Rider - Living Benefit FMLI 560-11 (12-11) (GMIB Max III) (20)

     (xxiv)   Form of 401(a)/403(a) Plan Endorsement FMLI 401-3 (5/11) (22)

     (xxv)    Form of Guaranteed Minimum Income Benefit Rider - Living Benefit FMLI 560-13 (6-12) (GMIB Max IV) (24)

     (xxvi)   Form of Contract Schedule for Guaranteed Minimum Income Benefit (GMIB) Rider FMLI-EGMIB-NY (6-12)
              (GMIB Max IV) (24)

     (xxvii)  Form of Guaranteed Withdrawal Benefit Rider FMLI 690-5 (4-13) (GWBv1) (27)

     (xxviii) Form of Guaranteed Withdrawal Benefit Rider - Withdrawal Rate Enhancement FMLI-NHR (4-13) (GWBv1) (27)

     (xxix)   Form of Contract Schedule for Guaranteed Withdrawal Benefit Rider FMLI-GWB (4-13) (GWBv1) (27)

     (xxx)    Form of Guaranteed Minimum Income Benefit (GMIB Max V) Rider FMLI-560-14 (2-13) (GMIB Max IV) (27)

     (xxxi)   Form of Contract Schedule for Guaranteed Withdrawal Benefit Rider FMLI-GWB (4-13)-A (28)

5.   (i)      Form of Variable Annuity Application 4467 (6/11) APPVANY Sep 2011 (18)

     (ii)     Form of Variable Annuity Application 4467 (6/11) APPVANY Jan 2012 (21)

     (iii)    Form of Guaranteed Minimum Income Benefit Application Rider (GMIB Max III) 6722 (9/11) Jan 2012 (20)

     (iv)     Form of Guaranteed Minimum Income Benefit Application Rider (GMIB Rider) 6720 (1/11) Jan 2012 (20)

     (v)      Form of Variable Annuity Application 4467 (4/12) APPVANY Aug 2012 (25)

     (vi)     Form of Variable Annuity Application 4467 (9/12) APPVANY Nov 2012 (26)

     (vii)    Form of Variable Annuity Application 4467 (3/17) APPVANY Apr 2013 (28)

6.   (i)      Copy of Articles of Incorporation of the Company (2)

     (ii)     CopyForm of Variable Annuity Application 4467 (6/11) APPVANY Sep 2011 (18) of Amended and
              Restated Bylaws of the Company (4)

7.   (i)(a)   Automatic Reinsurance Agreement between First MetLife Investors Insurance Company and Exeter
              Reassurance Company, Ltd. (effective December 1, 2004) (22)

     (b)      Amendment No. 1 through Amendment No. 16 to Automatic Reinsurance Agreement effective as of
              December 1, 2004 ("Agreement") between FirstMetLife Investors Insurance Company (the "Cedent")and
              Exeter Reassurance Company, Ltd. (the "Reinsurer") (22)

     (c)      Amendment No. 17 through Amendment No. 19 to Automatic Reinsurance Agreement effective as of
              December 1, 2004 ("Agreement") between FirstMetLife Investors Insurance Company (the "Cedent")and
              Exeter Reassurance Company, Ltd. (the "Reinsurer") (27)


     (d)      Amendment No. 20 and Amendment No. 21 to Automatic Reinsurance Agreement effective as of
              December 1, 2004 ("Agreement") between FirstMetLife Investors Insurance Company (the "Cedent")and
              Exeter Reassurance Company, Ltd. (the "Reinsurer") (29)

     (ii)     Partial Commutation Agreement between FirstMetLife Investors Insurance Company (the "Cedent")and
              Exeter Reassurance Company, Ltd. (the "Reinsurer") (dated November 1, 2014) (31)

     (iii)    Reinsurance Agreement between FirstMetLife Investors Insurance Company and Metropolitan Life
              Insurance Company (31)

8.   (i)(a)   Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
              Investors Distribution Company and First MetLife Investors Insurance Company (3)

     (b)      Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory
              Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (dated
              May 1, 2009) (23)

     (c)      Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory
              Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company(ef-
              fective April 30, 2010) (23)

     (ii)(a)  Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
              Investors Distribution Company and First MetLife Investors Insurance Company (effective August 31,
              2007) (9)

     (b)      Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC,
              MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective
              April30, 2010) (23)

9.            Opinion of Counsel (18)

10.  (i)      Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor
              and the Registrant (filed herewith)

     (ii)     Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.
              (filed herewith)

11.           Not Applicable.

12.           Not Applicable.

13.           Powers of Attorney for Eric T. Steigerwalt, Norse N. Blazzard, Kumar Das Gupta, Robert L. Davidow,
              Elizabeth M. Forget, Richard A. Hemmings, Stephen M. Kessler, Lisa S. Kuklinski, Dina R. Lumerman,
              Kieran R. Mullins, Richard C. Pearson, Thomas A. Price, Thomas J. Skelly, Peter M. Carlson and James
              J. Reilly (filed herewith)

 (1)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
              Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.

 (2)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
              Nos. 033-74174 and 811-08306) as electronically filed on May 1, 2001.

 (3)          incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96777 and 811-08306) as
              electronically filed on July 19, 2002.

 (4)          incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File
              Nos. 333-96777 and 811-08306) as electronically filed on October 15, 2002.

 (5)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
              Nos. 333-96775 and 811-08306) as electronically filed on April 11, 2003.

 (6)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
              Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.

 (7)          incorporated herein by reference to Registrant's Post-Effective Amendment No.7 to Form N-4 (File
              Nos. 333-96773 and 811-08306) as electronically filed on September 9, 2005.

 (8)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
              Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2007.

 (9)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (file
              Nos. 333-96773 and 811-08306) as electronically filed on October 31, 2007.

(10)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
              Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2008.


(11)          incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File
              Nos. 333-176680 and 811-08306) as electronically filed on September 21, 2011.

(12)          incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-152450 and 811-08306) as
              electronically filed on July 22, 2008.

(13)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File
              Nos. 333-96777 and 811-08306) as electronically filed on April 15, 2010.

(14)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File
              Nos. 333-96773 and 811-08306) as electronically filed on June 15, 2010.

(15)          incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File
              Nos. 333-169687 and 811-08306) as electronically filed on December 21, 2010.

(16)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File
              Nos. 333-156646 and 811-08306) as electronically filed on March 22, 2011.

(17)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 to Form N-4 (File
              Nos. 333-96773 and 811-08306) as electronically filed on April 14, 2011.

(18)          incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-17691 and 811-08306) filed electronically as September 6, 2011.

(19)          incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File
              Nos. 333-176691 and 811-08306) as electronically filed on September 21, 2011.

(20)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File
              Nos. 333-176680 and 811-08306) as electronically filed on November 21, 2011.

(21)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File
              Nos. 333-176691 and 811-08306) as electronically filed on December 12, 2011.

(22)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
              Nos. 333-176680 and 811-08306) as electronically filed on April 18, 2012.

(23)          incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File
              Nos.333-179240 and 811-08306) filed electronically on January 30, 2012.

(24)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
              Nos. 333-176680 and 811-08306) as electronically filed on June 1, 2012.

(25)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
              Nos. 333-176691 and 811-08306) as electronically filed on June 1, 2012.

(26)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
              Nos. 333-176691 and 811-08306) as electronically filed on October 4, 2012.

(27)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
              Nos. 333-176680 and 811-08306) as electronically filed on April 17, 2013.

(28)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File
              Nos. 333-176691 and 811-08306) as electronically filed on April 17, 2013.

(29)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
              Nos. 333-176680 and 811-08306) as electronically filed on April 22, 2014.

(30)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
              Nos. 333-176691 and 811-08306) as electronically filed on April 22, 2014.

(31)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
              Nos. 333-176680 and 811-08306) as electronically filed on April 22, 2015.




ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------

Eric T. Steigerwalt                    Chairman of the Board, President,
Gragg Building                         Chief Executive Officer and Director
11225 North Community House Road
Charlotte, NC 28277

Elizabeth M. Forget                    Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Lisa S. Kuklinski                      Director and Vice President
1095 Avenue of the Americas
New York, NY 10036

Norse N. Blazzard                      Director
6278 North Federal Highway
Suite 390
Ft. Lauderdale, FL 33308

Kumar Das Gupta                        Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Robert L. Davidow                      Director
367 Stanwich Road
Greenwich, CT 06830

Richard A. Hemmings                    Director
Fidelity Life Association
1211 West 22nd Street, # 209
Oak Brook, IL 60026

Stephen M. Kessler                     Director
300 Davidson Avenue
Somerset, NJ 08873

Dina Lumerman                          Director
501 Route 22
Bridgewater, NJ 08807

Kieran R. Mullins                      Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Richard C. Pearson                     Director
598 Los Arboles Lane
San Marino, CA 91108

Thomas A. Price                        Director
66 Davidson Lane East
West Islip, NY 11795

Thomas J. Skelly                       Director
1270 W. Whitmore Ct.
Lake Forest, IL 60045

Peter M. Carlson                       Executive Vice President and Cheif Accounting Officer
1095 Avenueof the Americas
New York, NY 10036

John Peter Kyne, III                   Vice President, Director of Compliance
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

James J. Reilly                        Vice President-Finance (principal financial officer)
One Financial Center
21st Floor
Boston, MA 02111


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------

Tyla Reynolds                          Vice President and Secretary
600 North King Street
Wilmington, DE 19801

Scott E. Andrews                       Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266

Stewart Ashkenazy                      Vice President, Illustration Actuary
1095 Avenue of the Americas
New York, NY 10036

Roberto Baron                          Vice President
1095 Avenue of the Americas
New York, NY 10036

Wha-ning Doo                           Vice President
501 Route 22
Bridgewater, NJ 08807

Lynn A. Dumais                         Vice President
18210 Crane Nest Dr.
Tampa, FL 33647

Jeffrey P. Halperin                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gregory E. Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Karen A. Johnson                       Vice President
One Financial Center
21st Floor
Boston, MA 02111

Andrew Kaniuk                          Vice President
501 Route 22
Brdigewater, NJ 08807

Christopher A. Kremer                  Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Gene L. Lunman                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Timothy McLinden                       Vice President
277 Park Avenue
46th Floor
New York, NY 10172

Mark S. Reilly                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Robert L. Staffier                     Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------

Richard A. Stevens                     Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Marian J. Zeldin                       Vice President
501 Route 22
Bridgewater, NJ 08807


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of First MetLife Investors Insurance Company under New York state insurance law. First MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2014

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2014. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    New England Securities Corporation (MA)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    First MetLife Investors Insurance Company (NY)

J.    Newbury Insurance Company, Limited (DE)

K.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

L.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      10. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      11. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      12.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

                  i) BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 60% of BIDV MetLife Life Insurance Limited Liability Company is held by MetLife Limited (Hong Kong) and the remainder by third parties

      13.   MetLife International Limited, LLC (DE)

      14. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      15.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        aa)   MetLife General Insurance Limited (Australia)

                        bb) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        aa) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        bb) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        cc) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ab)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ac)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ad)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ae)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    af)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        dd) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        ee)   GlobalMKT S.A. (Uruguay)

      16.   MetLife Asia Limited (Hong Kong)

      17. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      18. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      19. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, Inc. and the remainder by third parties.

M.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   ML New River Village III, LLC (DE)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   MetLife Canada Solar ULC (Canada)

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      34.   Euro CL Investments, LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a) 85 Broad Street LLC (DE) - 49.9% of 85 Broad Street LLC is owned by a third party.

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC, (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

            a) 425 MKT, LLC (DE) - 52.5% of 425 MKT, LLC is owned by MetLife 425 MKT Member, LLC and 47.5% is owned by a third party. 425 MKT, LLC is the managing member of 425 MKT REIT, LLC.

                 i) 425 MKT REIT, LLC (DE) - 99.9% of 425 MKT REIT, LLC is owned by 425 MKT, LLC and the remaining 0.1% by third parties.

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i) OFC REIT, LLC (DE) - 99.9% of OFC REIT, LLC is owned by OFC Boston, LLC and the remaining 0.1% is owned by third parties.

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      77.   10700 Wilshire, LLC (DE)

      78.   Viridian Miracle Mile, LLC (DE)

      79. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

            a) 555 12th, LLC (DE) - 52.5% of 555 12th, LLC is owned by MetLife 555 12th Member, LLC and the remainder by a third party.

                 i)   555 12 REIT, LLC (DE)

      80.   MetLife OBS Member, LLC (DE)

          a) OBS Boston, LLC (DE) - 52.5% of OBS Boston, LLC is owned by MetLife OBS Member, LLC and the remaining by third parties

                i) OBS REIT, LLC (DE) - 99.98% of OBS REIT, LLC is owned by OBS Boston, LLC and the remaining 0.02% by third parties

                      1)    OBS BOS Services, LLC (DE)

      81.   MetLife 1007 Stewart, LLC (DE)

      82.   ML-AI MetLife Member 2, LLC (DE)

            a) ML-AI Venture 2, LLC (DE) - 50% of ML-AI Venture 2, LLC is owned by ML-AI MetLife Member 2, LLC and the remaining by third parties.

                 i)   ML-AI Normandale, LLC

      83. 655 West Broadway, LLC (DE) - 90% of 655 West Broadway, LLC is owned by MLIC and 10% by Metropolitan Tower Realty Company, Inc.

      84.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      aa)   LHCW Hotel Holding LLC (DE)

                            1)   LHCW Hotel Holding (2002) LLC (DE)

                            2)   LHCW Hotel Operating Company (2002) LLC (DE)

      85. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

N.    MetLife Capital Trust IV (DE)

O.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Metropolitan Connecticut Property Ventures, LLC (DE)

      3.    MetLife Canadian Property Ventures LLC (NY)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

P.    MetLife Reinsurance Company of South Carolina (SC)

Q.    MetLife Investment Management, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 87.77% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.54% is owned by MetLife Insurance Company of Korea Limited, 2.67% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC; MCP SoCal Industrial-Redondo, LLC; MCP SoCal Industrial-Springdale, LLC; MCP SoCal Industrial-Concourse, LLC; MCP SoCal Industrial-Kellwood, LLC; MCP SoCal Industrial-Bernado, LLC; MCP SoCal Industrial-Canyon, LLC; MCP SoCal Industrial-Anaheim, LLC; MCP SoCal Industrial-LAX, LLC; MCP SoCal Industrial-Fullerton, LLC; MCP SoCal Industrial-Ontario, LLC; MCP SoCal Industrial-Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 100 Congress, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP Main Street Village, LLC; MCP Lodge At Lakecrest, LLC; MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MCP VOA Holdings, LLC; MCP VOA I & III, LLC and MCP VOA II, LLC.

R.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

S.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

T.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

U.    MetLife Capital Trust X (DE)

V.    Cova Life Management Company (DE)

W.    MetLife Reinsurance Company of Charleston (SC)

X.    MetLife Reinsurance Company of Vermont (VT)

Y.    Delaware American Life Insurance Company (DE)

Z.    Federal Flood Certification LLC (TX)

AA.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        aa) ZAO Master D (Russia)

                           1) Closed Joint Stock Company MetLife Insurance
                              Company (Russia) - 51% of Closed Joint Stock
                              Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                           1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv)  MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)   MetLife Bulgaria Services EOOD (Bulgaria)

                   vi)  MetLife Investment Management Limited (United Kingdom)

                   vii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Slovakia s.r.o. (Slovakia) - 99.956% of
                           MetLife Slovakia s.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           1) MetLife Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9836% of MetLife Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                           2) Metropolitan Life Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           1) MetLife Services Sp z.o.o. (Poland)

                           2) MetLife Towarzystwo Funduszy Inwestycyjnych,
                              S.A. (Poland)

                           3) MetLife Powszechne Towarzystwo Emerytalne S.A.
                              (Poland) - 50% of MetLife Powszechne Towarzystwo Emerytalne S.A. is owned by MetLife Towarzystwo Ubezpieczen na Zycie I Reasekuracji S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           1) American Life Insurance Company (CY) Limited
                              (Cyprus)

                           2) Hellenic Alico Life Insurance Company, Ltd.
                              (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) and the remaining is owned by a third party.

                       pp) ALICO Bulgaria Zhivotozastrahovat elno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Life Insurance S.A. (Greece)

                           1) MetLife Mutual Fund S.A. (Greece) - 90% of MetLife
                              Mutual Fund S.A. is owned by MetLife Life
                              Insurance S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. IGI Life Insurance Limited (Pakistan) - 12.296% of IGI Life Insurance Limited is owned by ALICO and the remaining is owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      7.    ALICO Management Services Limited (United Kingdom)

      8. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife Ukraine is owned by ALICO, 0.0006% is owned by ITAS and the remaining 0.0006% is owned by Borderland Investment Limited.

      9.    Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      10. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      11.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      12. MetLife Colombia Seguros de Vida S.A. (Colombia) - 90.9999942% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 9.0000011% is owned by ITAS, 0.0000016% is owned by Borderland Investments Limited, 0.0000016% by MetLife International Holdings, Inc. and 0.0000016% by Natiloportem Holdings, Inc..

      13. MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas, SA de CV is owned by ALICO and 0.0002454% is owned by ITAS.

      14. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      15. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      16.   Alpha Properties, Inc. (USA-Delaware)

      17.   Beta Properties, Inc. (USA-Delaware)

      18.   Delta Properties Japan, Inc. (USA-Delaware)

      19.   Epsilon Properties Japan, Inc. (USA-Delaware)

      20.   Iris Properties, Inc. (USA-Delaware)

      21.   Kappa Properties Japan, Inc. (USA-Delaware)

      22. UBB Zhivotozastrahovatelno Drujestvo AD (Bulgaria) - 40% of UBB Zhivotozastrahovatelno Drujestvo AD is owned by ALICO and the remaining by third parties.

      23. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties.

AB.   MetLife Global Benefits, Ltd. (Cayman Islands)

AC. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AD.   MetLife Consumer Services, Inc. (DE)

AE.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2015, there were 23,426 owners of qualified contracts and 13,827 owners of non-qualified contracts offered by the Registrant (First MetLife Investors Variable Annuity Account One).


ITEM 28. INDEMNIFICATION



As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), each of which is incorporated in the State of Delaware, and the Depositor, which is incorporated in the State of New York shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).

As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS



  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


    Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A
       MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Life Account One

       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E
       Metropolitan Series Fund
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two
       Metropolitan Life Separate Account UL
       Paragon Separate Account A
       Paragon Separate Account B
       Paragon Separate Account C
       Paragon Separate Account D
       Metropolitan Life Variable Annuity Separate Account II
       Metropolitan Life Variable Annuity Separate Account I
       New England Life Retirement Investment Account
       New England Variable Annuity Fund I
       New England Variable Annuity Separate Account
       New England Variable Life Separate Account
       Separate Account No. 13S

  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.




NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------    --------------------------------------

Elizabeth M. Forget                    Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Paul A. LaPiana                        Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gerard J. Nigro                        Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lance Carlson                          President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Kieran R. Mullins                      Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Barbara A. Dare                        Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------    --------------------------------------

Donald Leintz                          Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John P. Kyne, III                      Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John G. Martinez                       Vice President and Chief Financial Officer
18210 Crane Nest Drive
Tampa, FL 33647

Tyla L. Reynolds                       Vice President and Secretary
600 North King Street
Wilmington, DE 19801

Marlene B. Debel                       Treasurer
1095 Avenue of the Americas
New York, NY 10036



  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                            (2)               (3)             (4)            (5)
                                            NET UNDERWRITING
                                             DISCOUNTS AND      COMPENSATION     BROKERAGE        OTHER
NAME OF PRINCIPAL UNDERWRITER                 COMMISSIONS      ON REDEMPTION    COMMISSIONS    COMPENSATION
-----------------------------------------  -----------------  ---------------  -------------  -------------

 MetLife Investors Distribution Company      $30,378,728           $0              $0             $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant



    (b) MetLife Annuity Operations, 47000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266



    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110



    (d) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036


    (e) First MetLife Investors Insurance Company, 200 Park Avenue, New York, NY 10166



    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647



    (g) MetLife, One Financial Center, Boston, MA 02111



    (h) MetLife, 200 Park Avenue, New York, NY 10166


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    First MetLife Investors Insurance Company (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 22nd day of April, 2015.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By: FIRST METLIFE INVESTORS INSURANCE COMPANY

By: /s/ Elizabeth M. Forget
    -----------------------------------------
    Elizabeth M. Forget
    Executive Vice President

By: FIRST METLIFE INVESTORS INSURANCE COMPANY
     (Depositor)

By: /s/ Elizabeth M. Forget
    -----------------------------------------
    Elizabeth M. Forget
    Executive Vice President

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on April 22, 2015.

/s/ Eric T. Steigerwalt*            Director, Chairman of the Board, President
------------------------------      and Chief Executive Officer
Eric T. Steigerwalt

/s/ Peter M. Carlson*               Executive Vice President and Chief
------------------------------      Accounting Officer
Peter M. Carlson

/s/ Elizabeth M. Forget*            Director and Executive Vice President
------------------------------
Elizabeth M. Forget

/s/ Lisa S. Kuklinski*              Director and Vice President
------------------------------
Lisa S. Kuklinski

/s/ James J. Reilly*                Vice President-Finance (principal financial
------------------------------      officer)
James J. Reilly

/s/ Norse N. Blazzard*              Director
------------------------------
Norse N. Blazzard

/s/ Kumar Das Gupta*                Director
------------------------------
Kumar Das Gupta

/s/ Robert L. Davidow*              Director
------------------------------
Robert L. Davidow

/s/ Richard A. Hemmings*            Director
------------------------------
Richard A. Hemmings

/s/ Stephen M. Kessler*             Director
------------------------------
Stephen M. Kessler

/s/ Dina R. Lumerman*               Director
------------------------------
Dina R. Lumerman

/s/ Kieran R.Mullins*               Director
------------------------------
Kieran R. Mullins

/s/ Richard C. Pearson*             Director
------------------------------
Richard C. Pearson

/s/ Thomas A. Price*                Director
------------------------------
Thomas A. Price

/s/ Thomas J. Skelly*               Director
------------------------------
Thomas J. Skelly

*By:  /s/ Michele H. Abate
      ----------------------------------------
      Michele H. Abate, Attorney-In-Fact
      April 22, 2015

* First MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

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                               INDEX TO EXHIBITS

10.(i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor and the Registrant

10.(ii) Consent of Independent Registered Public Accounting Firm (Deloitte &
        Touche LLP) for MetLife, Inc.

13.     Powers of Attorney